UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS — 95.1%
Banks — 7.8%
401,070	Citigroup, Inc.	$22,391,738
1,607,445	KeyCorp	28,885,787
696,970	Morgan Stanley	29,614,255
1,811,134	Nordea Bank AB	21,885,752
		102,777,532
Consumer Discretionary — 14.8%
48,186	Amazon.com, Inc.(b)	39,680,207
484,405	Comcast Corp. - Class A	36,533,825
240,000	Home Depot, Inc. (The)	33,019,200
728,460	NIKE, Inc. - Class B	38,535,534
272,875	Pandora A/S - ADR	8,923,013
24,638	Priceline Group, Inc. (The)(b)	38,808,053
		195,499,832
Consumer Staples — 10.0%
482,437	Altria Group, Inc.	34,339,866
730,000	Church & Dwight Co., Inc.	33,010,600
322,310	CVS Health Corp.	25,401,251
385,925	PepsiCo, Inc.	40,051,297
		132,803,014
Diversified Financials — 3.3%
588,010	Discover Financial Services	40,737,333
229,520	ING Groep NV(b)	3,282,928
		44,020,261
Energy — 5.5%
720,705	ConocoPhillips	35,141,576
982,790	Encana Corp.	12,544,970
1,596,340	ENI SpA	24,487,495
		72,174,041
Health Care — 12.3%
197,415	AstraZeneca Plc	10,415,751
409,500	Bristol-Myers Squibb Co.	20,131,019
489,000	Danaher Corp.	41,036,880
515,000	Eli Lilly & Co.	39,670,450
236,400	Shionogi & Co. Ltd.	11,358,338
159,260	Shire Plc	8,774,316
204,905	Thermo Fisher Scientific, Inc.	31,225,473
		162,612,227
Industrials — 7.7%
275,500	J.B. Hunt Transport Services, Inc.	27,296,539
250,885	Raytheon Co.	36,167,582
354,760	Union Pacific Corp.	37,810,321
		101,274,442
Information Technology — 21.9%
139,000	Alibaba Group Holding Ltd. - ADR(b)	14,082,089
73,900	Alphabet, Inc. - Class C(b)	58,882,781
318,270	Apple, Inc.	38,622,065
Shares		Value
Information Technology (continued)
166,845	Broadcom Ltd.	$33,285,578
156,630	CDW Corp.	8,068,011
477,956	Fidelity National Information Services, Inc.	37,959,266
762,000	Microsoft Corp.	49,263,300
104,823	Sabre Corp.	2,568,164
555,500	Visa, Inc. - Class A	45,945,405
		288,676,659
Insurance — 3.8%
176,555	American International Group, Inc.	11,345,424
296,085	CHUBB Ltd.	38,932,217
		50,277,641
Materials — 4.6%
685,500	Dow Chemical Co. (The)	40,876,365
386,690	Rio Tinto Ltd.	19,554,879
		60,431,244
Utilities — 3.4%
311,340	American Water Works Co., Inc.	22,864,810
302,905	Edison International	22,075,716
		44,940,526
Total Common Stocks (Cost $1,110,415,132)		1,255,487,419
INVESTMENT COMPANY — 7.9%
104,237,400	SEI Daily Income Trust Government II Fund, Class A, 0.01%,(c)	104,237,400
Total Investment Company (Cost $104,237,400)		104,237,400
TOTAL INVESTMENTS — 103.0% (Cost $1,214,652,532)(a)		1,359,724,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(39,442,902)
NET ASSETS — 100.0%		$1,320,281,917

(a)	Cost for federal income tax purposes is $1,214,900,889 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$156,647,267
Unrealized depreciation	(11,823,337)
Net unrealized appreciation	$144,823,930

(b)	Non-income producing security.
(c)	Rate shown represents current yield at January 31, 2017.

ADR-American Depositary Receipt

1

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	7.8%
Consumer Discretionary	14.8%
Consumer Staples	10.0%
Diversified Financials	3.3%
Energy	5.5%
Health Care	12.3%
Industrials	7.7%
Information Technology	21.9%
Insurance	3.8%
Materials	4.6%
Utilities	3.4%
Other*	4.9%
100.0%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2017
(Unaudited)

Shares		Value
COMMON STOCKS — 92.8%
ARGENTINA — 0.0%
36,000	MercadoLibre, Inc.	$6,674,040
AUSTRALIA — 0.1%
73,342	Caltex Australia Ltd.	1,590,799
276,788	Oil Search Ltd.	1,442,117
320,993	Origin Energy Ltd.	1,725,991
312,130	Santos Ltd.	946,874
166,334	Woodside Petroleum Ltd.	3,981,206
		9,686,987
AUSTRIA — 0.0%
41,469	OMV AG	1,448,852
BELGIUM — 0.1%
331,000	UCB SA	22,768,198
BERMUDA — 0.6%
137,777	Argo Group International Holdings Ltd.	8,810,839
433,697	Aspen Insurance Holdings Ltd.(e)	24,460,511
52,212	Axis Capital Holdings Ltd.	3,342,090
17,050	Everest Re Group Ltd.	3,749,807
125,495	RenaissanceRe Holdings Ltd.	17,107,478
693,019	Validus Holdings Ltd.(e)	39,502,083
26,939	XL Group Ltd.	1,012,098
		97,984,906
BRAZIL — 1.2%
20,038,000	Ambev SA(e)	109,375,647
1,563,900	Ambev SA - ADR	8,429,421
1,170,952	Banco Bradesco SA - ADR	12,095,934
1,150,600	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	6,751,482
331,800	Cia Brasileira de Distribuicao - ADR	6,085,212
715,368	Cielo SA	6,013,804
79,899	Cosan SA Industria e Comercio	1,021,082
1,231,662	Itau Unibanco Holding SA - ADR	14,545,928
702,529	Petroleo Brasileiro SA(b)	3,609,516
934,399	Petroleo Brasileiro SA - Preference Shares(b)	4,453,896
94,915	Ultrapar Participacoes SA	1,992,820
		174,374,742
CANADA — 1.6%
35,258	AltaGas Ltd.(e)	838,605
78,554	ARC Resources Ltd.(e)	1,222,454
97,884	Cameco Corp.	1,246,446
250,930	Canadian Natural Resources Ltd.	7,586,233
1,028,700	Canadian Pacific Railway Ltd.	155,587,663
172,399	Cenovus Energy, Inc.	2,352,973
115,494	Crescent Point Energy Corp.	1,346,431
213,348	Enbridge, Inc.	9,083,173
Shares		Value
CANADA (continued)
221,619	Encana Corp.	$2,828,889
70,494	Husky Energy, Inc.(e)	909,583
61,557	Imperial Oil Ltd.	2,023,753
86,661	Inter Pipeline Ltd.(e)	1,879,403
46,395	Keyera Corp.(e)	1,361,990
80,484	Pembina Pipeline Corp.	2,496,937
42,418	Peyto Exploration & Development Corp.(e)	923,172
46,865	Prairiesky Royalty Ltd.(e)	1,098,469
49,252	Seven Generations Energy Ltd. - Class A(b)(e)	984,472
374,826	Suncor Energy, Inc.	11,625,727
41,695	Tourmaline Oil Corp.(b)(e)	974,726
198,570	TransCanada Corp.	9,368,079
96,022	Veresen, Inc.(e)	976,270
27,848	Vermilion Energy, Inc.	1,148,804
250,360	Waste Connections, Inc.	20,103,908
		237,968,160
CHILE — 0.0%
341,100	Banco Santander Chile - ADR	7,364,349
CHINA — 3.9%
289,500	51Job, Inc. - ADR(b)	10,184,610
2,405,000	AAC Technologies Holdings, Inc.	24,797,330
769,000	Alibaba Group Holding Ltd. - ADR(b)	77,907,390
308,700	Baidu, Inc. - ADR(b)	54,044,109
6,202,000	China Petroleum & Chemical Corp. - H Shares	4,963,902
20,669,000	China Shenhua Energy Co. Ltd. - H Shares	44,061,047
3,959,000	CNOOC Ltd.	5,020,887
122,362	CNOOC Ltd. - ADR	15,396,810
253,800	Ctrip.com International Ltd. - ADR(b)	10,966,698
1,858,120	ENN Energy Holdings Ltd.	9,196,124
344,400	JD.Com, Inc. -ADR(b)	9,780,960
3,404,000	Jiangsu Expressway Co. Ltd. - H Shares	4,268,765
4,742,000	PetroChina Co. Ltd. - H Shares	3,801,472
1,299,420	Shenzhou International Group Holdings Ltd.	8,047,163
29,500,000	Sinopharm Group Co. Ltd. - H Shares(e)	135,354,238
6,138,200	Tencent Holdings Ltd.	161,704,376
136,909	Weibo Corp. - ADR(b)	6,601,752
		586,097,633
COLUMBIA — 0.1%
208,300	Bancolombia SA - ADR	7,886,238
1,986,548	Ecopetrol SA(e)	933,927
		8,820,165
CZECH REPUBLIC — 0.1%
254,740	Komercni Banka AS	9,006,628

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
DENMARK — 0.2%
106,000	Genmab A/S(b)	$20,435,366
178,977	Jyske Bank A/S	9,197,694
		29,633,060
EGYPT — 0.0%
951,581	Commercial International Bank Egypt SAE - GDR	3,782,534
FINLAND — 1.6%
1,192,000	Kone Oyj - Class B(e)	53,915,691
39,520	Neste Oyj	1,376,278
4,015,000	Sampo Oyj - A Shares(e)	185,937,820
		241,229,789
FRANCE — 1.1%
749,000	L’Oreal SA	136,119,339
496,876	Total SA	25,027,510
		161,146,849
GERMANY — 0.7%
1,145,000	Bayerische Motoren Werke AG	104,036,973
GUERNSEY — 0.2%
452,447	Amdocs Ltd.	26,563,163
HONG KONG — 1.6%
3,224,000	AIA Group Ltd.	20,069,752
707,709	ASM Pacific Technology Ltd.	8,619,585
3,178,570	China Merchants Holdings International Co. Ltd.	8,541,570
789,268	China Mobile Ltd.	8,936,472
172,700	China Mobile Ltd. - ADR	9,843,900
5,502,000	China State Construction International Holdings Ltd.	8,991,656
13,344,000	China Unicom Hong Kong Ltd.	15,856,846
214,419	Hong Kong Exchanges and Clearing Ltd.	5,214,768
1,764,000	Jardine Matheson Holdings Ltd.(e)	108,874,080
240,100	Jardine Strategic Holdings Ltd.	9,140,607
1,198,000	Kunlun Energy Co. Ltd.	960,389
3,844,400	Sands China Ltd.	17,094,150
19,101,162	Sino Biopharmaceutical Ltd.	15,140,309
2,621,000	Yue Yuen Industrial Holdings Ltd.(e)	9,593,680
		246,877,764
HUNGARY — 0.1%
501,217	Richter Gedeon	10,792,300
INDIA — 2.0%
1,620,221	Ambuja Cements Ltd.	5,469,992
1,994,000	Asian Paints Ltd.	28,529,380
1,942,300	Axis Bank Ltd.	13,340,877
96,606	Bharat Petroleum Corp. Ltd.	970,617
955,900	Bharti Airtel Ltd.(b)	4,905,953
1,155,700	Bharti Infratel Ltd.	5,004,712
1,367,134	Dabur India Ltd.	5,561,633
97,233	Eicher Motors Ltd.	33,003,542
Shares		Value
INDIA (continued)
4,004,700	Housing Development Finance Corp.	$80,622,293
744,800	Maruti Suzuki India Ltd.	64,706,867
3,916,000	Motherson Sumi Systems Ltd.	19,154,316
327,116	Oil & Natural Gas Corp. Ltd.(b)	976,597
286,569	Reliance Industries Ltd.	4,414,797
586,200	Sun Pharmaceutical Industries Ltd.	5,456,339
4,149,000	Titan Co. Ltd.(e)	22,140,842
		294,258,757
INDONESIA — 0.2%
7,022,000	Adaro Energy Tbk PT	891,390
16,775,000	Astra International Tbk PT	9,987,736
13,671,262	Bank Rakyat Indonesia Persero Tbk PT	12,004,909
3,952,800	United Tractors Tbk PT	6,468,353
		29,352,388
IRELAND — 0.0%
206,510	Weatherford International Plc(b)	1,075,917
ITALY — 0.1%
520,308	ENI SpA	7,981,407
1,797,493	Saipem SpA(b)	916,841
595,271	Snam SpA	2,261,946
		11,160,194
JAPAN — 4.6%
327,105	Adastria Co. Ltd.	8,778,037
977,000	Asahi Kasei Corp.	9,128,819
436,900	Bandai Namco Holdings, Inc.	12,034,001
207,100	Benesse Holdings, Inc.	6,025,361
89,900	Daiichikosho Co. Ltd.	3,570,999
86,000	Fast Retailing Co. Ltd.	27,100,168
1,090,000	Hoshizaki Electric Co. Ltd.(e)	88,910,637
31,500	Idemitsu Kosan Co. Ltd.	975,046
163,700	Inpex Corp.	1,610,033
443,100	JX Holdings, Inc.	2,090,117
3,400,000	KDDI Corp.	91,240,811
356,314	Megmilk Snow Brand Co. Ltd.	9,347,286
522,100	Mitsubishi Tanabe Pharma Corp.	10,445,699
1,845,093	Morinaga Milk Industry Co. Ltd.	12,697,168
222,000	Nichirei Corp.	4,514,321
599,938	Nikon Corp.	9,696,987
696,000	Nippon Kayaku Co. Ltd.	9,104,526
389,269	Nippon Telegraph & Telephone Corp.	17,165,622
302,687	Nissin Foods Holdings Co. Ltd.	15,977,456
4,734,000	Nomura Research Institute Ltd.(e)	161,838,987
669,300	NTT Data Corp.	33,788,061
1,472,069	Ono Pharmaceutical Co. Ltd.	30,071,093
3,580,167	Osaka Gas Co. Ltd.	13,403,034

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
341,472	Sawai Pharmaceutical Co. Ltd.(e)	$17,903,766
721,500	Terumo Corp.	26,646,488
839,905	Toho Gas Co. Ltd.	6,270,834
1,913,000	Tokyo Gas Co. Ltd.	8,467,960
83,000	TonenGeneral Sekiyu KK	976,946
1,617,352	Toray Industries, Inc.	14,003,395
527,523	Toyo Suisan Kaisha Ltd.(e)	18,828,427
788,303	Zensho Holdings Co. Ltd.(e)	13,530,522
		686,142,607
KENYA — 0.0%
1,119,379	East African Breweries Ltd.	2,415,616
19,353,820	Safaricom Ltd.	3,449,380
		5,864,996
LUXEMBOURG — 0.1%
93,407	Tenaris SA	1,630,476
337,200	Tenaris SA - ADR	11,815,488
		13,445,964
MEXICO — 0.2%
51,200	Fomento Economico Mexicano SAB de CV - ADR	3,851,776
66,100	Grupo Aeroportuario del Sureste SAB de CV - ADR	9,575,907
2,495,100	Grupo Financiero Banorte SAB de CV - Series O	11,958,916
509,300	Grupo Televisa SAB - ADR	11,408,320
		36,794,919
NETHERLANDS — 3.0%
588,000	ASML Holding NV	71,383,200
12,154	Core Laboratories NV	1,419,952
20,436	Koninklijke Vopak NV	876,144
1,385,043	LyondellBasell Industries NV	129,182,961
758,969	Nostrum Oil & Gas Plc(b)	4,501,816
11,342,000	RELX NV(e)	191,308,631
932,485	Royal Dutch Shell Plc - A Shares	25,191,675
813,597	Royal Dutch Shell Plc - B Shares	22,890,763
		446,755,142
NORWAY — 0.0%
244,505	Statoil ASA	4,547,386
PERU — 0.0%
52,100	CrediCorp Ltd.	8,527,728
PHILIPPINES — 0.0%
1,140,100	Universal Robina Corp.	3,734,277
POLAND — 0.2%
316,786	Bank Pekao SA	10,702,711
511,690	Polski Koncern Naftowy ORLEN SA	10,372,561
Shares		Value
POLAND (continued)
4,473,076	Polskie Gornictwo Naftowe I Gazownictwo SA	$6,132,092
		27,207,364
PORTUGAL — 0.0%
88,194	Galp Energia SGPS SA	1,296,705
RUSSIA — 0.3%
333,800	Lukoil PJSC - ADR	18,761,229
1,756,500	Sberbank of Russia - ADR	20,480,790
		39,242,019
SINGAPORE — 0.6%
2,874,000	Jardine Cycle & Carriage Ltd.(e)	84,322,489
SOUTH AFRICA — 0.6%
554,666	Aspen Pharmacare Holdings Ltd.	12,678,080
826,380	Discovery Ltd.	7,056,887
130,484	Exxaro Resources Ltd.	1,029,541
318,859	Massmart Holdings Ltd.	3,178,178
348,300	Naspers Ltd. - Class N	55,258,603
388,384	Sasol Ltd.	11,514,901
558,100	Standard Bank Group Ltd.	5,960,798
		96,676,988
SOUTH KOREA — 1.4%
13,754	AMOREPACIFIC Corp.	3,751,844
242,673	Hankook Tire Co. Ltd.	11,819,372
23,800	Hanssem Co. Ltd.	4,270,114
315,671	Korea Electric Power Corp.	11,531,051
952,587	LG Display Co. Ltd.	25,124,164
13,800	LG Household & Health Care Ltd.	10,438,172
17,800	NAVER Corp.	11,610,361
42,315	S-1 Corp.	3,062,294
45,600	Samsung Electronics Co. Ltd. - GDR	38,709,576
61,900	Samsung Electronics Co. Ltd. - Preference Shares(e)	83,680,320
17,267	SK Innovation Co. Ltd.	2,332,775
13,044	S-Oil Corp.	910,308
		207,240,351
SPAIN — 0.0%
250,540	Repsol SA	3,694,474
SWEDEN — 1.6%
1,955,000	Atlas Copco AB - A Shares	62,647,792
43,429	Lundin Petroleum AB(b)	936,391
11,524,000	Svenska Handelsbanken AB - A Shares(e)	172,060,957
		235,645,140
SWITZERLAND — 1.2%
54,390	CHUBB Ltd.	7,151,741
347,500	Coca-Cola HBC AG - CDI	7,921,274

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SWITZERLAND (continued)
2,185,000	Nestle SA	$159,643,777
		174,716,792
TAIWAN — 0.8%
1,160,000	Advantech Co. Ltd.	9,806,674
454,150	Airtac International Group	3,759,712
310,930	Eclat Textile Co. Ltd.	3,223,769
2,242,000	Elite Material Co. Ltd.	7,831,908
337,000	Formosa Petrochemical Corp.	1,144,979
2,077,000	Formosa Plastics Corp.	5,976,692
1,837,275	Hon Hai Precision Industry Co., Ltd.	4,905,886
4,222,000	Kinsus Interconnect Technology Corp.(e)	9,670,759
101,000	Largan Precision Co. Ltd.	14,338,353
402,000	Novatek Microelectronics Corp.	1,417,119
5,834,000	Taiwan Semiconductor Manufacturing Co. Ltd.	34,524,565
12,648,871	Uni-President Enterprises Corp(e)	21,588,547
558,000	Vanguard International Semiconductor Corp.	1,002,214
		119,191,177
THAILAND — 0.6%
2,385,000	Airports of Thailand Public Co. Ltd.	28,042,886
31,740,000	CP ALL Public Co. Ltd.(e)	54,537,631
2,811,600	Siam Commercial Bank Public Co. Ltd.	12,057,700
		94,638,217
TURKEY — 0.1%
603,367	Arcelik AS	3,655,558
42,414	Tupras Turkiye Petrol Rafinerileri AS	921,200
2,407,200	Turkiye Garanti Bankasi AS	5,308,006
		9,884,764
UNITED ARAB EMIRATES — 0.1%
312,200	DP World Ltd.	5,900,580
3,043,169	Emaar Properties PJSC	6,156,102
339,800	MHP SA - GDR	3,020,821
		15,077,503
UNITED KINGDOM — 3.1%
662,289	Abcam Plc	6,819,433
26,387	Aon Plc	2,973,815
762,768	ASOS Plc(b)	50,530,703
192,802	BGEO Group Plc	7,179,352
4,082,789	BP Plc	24,286,356
3,410,000	Compass Group Plc	60,571,886
77,876	Petrofac Ltd.	898,369
1,399,501	Reckitt Benckiser Group Plc	119,789,717
3,983,000	Rolls-Royce Holdings Plc	33,445,955
60,313	TechnipFMC Plc	2,027,723
54,676	TechnipFMC Plc	1,791,940
Shares		Value
UNITED KINGDOM (continued)
3,318,000	Whitbread Plc(e)	$163,831,748
		474,146,997
UNITED STATES — 58.8%
4,899	Affiliated Managers Group, Inc.(b)	746,412
81,969	Aflac, Inc.	5,737,010
1,590,862	AGNC Investment Corp. REIT	29,701,394
1,423	Alleghany Corp.(b)	870,264
950,600	Allergan Plc(b)	208,076,834
15,999	Allstate Corp. (The)	1,203,285
183,658	Ally Financial Inc.	3,878,857
47,000	Alphabet, Inc. - Class A(b)	38,548,930
242,000	Alphabet, Inc. - Class C(b)	192,823,180
266,400	Amazon.com, Inc.(b)	219,375,072
97,219	American Express Co.	7,425,587
106,258	American International Group, Inc.	6,828,139
16,300	Ameriprise Financial, Inc.	1,830,001
1,823,573	Anadarko Petroleum Corp.	126,793,031
5,211,566	Annaly Capital Management, Inc., REIT	53,262,205
35,332	Antero Resources Corp.(b)	862,454
84,742	Apache Corp.	5,069,266
1,900,409	Apple, Inc.	230,614,632
36,557	Assurant, Inc.	3,550,781
1,640,000	Automatic Data Processing, Inc.	165,623,600
154,190	AutoZone, Inc.(b)	111,784,666
95,075	Baker Hughes, Inc.	5,997,331
953,001	Bank of America Corp.	21,575,943
2,943,779	Bank of New York Mellon Corp. (The)	131,675,235
48,343	BB&T Corp.	2,232,963
922,000	Becton Dickinson and Co.	163,461,380
1,083,469	Berkshire Hathaway, Inc. - Class B(b)	177,840,602
223,701	Big Lots, Inc.	11,185,050
144,000	Biogen Idec, Inc.(b)	39,922,560
435,000	BioMarin Pharmaceutical, Inc.(b)	38,119,050
7,796	Blackrock Inc.	2,915,548
813,924	Brinker International, Inc.	36,219,618
1,855,000	Bristol-Myers Squibb Co.	91,191,800
98,189	Cabot Oil & Gas Corp.	2,109,100
79,627	Capital One Financial Corp.	6,958,604
1,188,096	Capstead Mortgage Corp. REIT(e)	12,676,984
654,402	CBOE Holdings, Inc.	52,103,487
1,850,836	Charles Schwab Corp. (The)	76,328,477
492,386	Cheesecake Factory, Inc. (The)	29,671,180
38,077	Cheniere Energy, Inc.(b)	1,814,369
425,703	Chevron Corp.	47,402,029
64,000	Chipotle Mexican Grill, Inc.(b)	26,972,160
19,884	Cimarex Energy Co.	2,688,516
85,591	CIT Group, Inc.	3,525,493
324,145	Citigroup, Inc.	18,097,015

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
50,792	Citizens Financial Group Inc.	$1,837,147
392,791	Clorox Co. (The)	47,134,920
7,597	CME Group, Inc.	919,845
2,371,700	Cognizant Technology Solutions Corp. - Class A(b)	124,727,703
2,242,400	Colgate-Palmolive Co.	144,814,192
1,210,854	Comcast Corp. - Class A	91,322,609
1,363,170	ConAgra Brands, Inc.	53,286,315
31,605	Concho Resources, Inc.(b)	4,407,001
267,414	ConocoPhillips	13,039,107
24,803	Continental Resources, Inc.(b)	1,204,434
5,089,950	Corning, Inc.	134,832,776
555,000	Costco Wholesale Corp.	90,992,250
90,050	Cracker Barrel Old Country Store, Inc.	14,233,303
862,748	Darden Restaurants, Inc.	63,222,173
106,747	Devon Energy Corp.	4,861,258
58,088	Discover Financial Services	4,024,337
456,000	Edwards Lifesciences Corp.(b)	43,885,440
125,173	EOG Resources, Inc.	12,715,073
38,845	EQT Corp.	2,355,172
592,931	Equity Commonwealth REIT(b)	18,285,992
933,212	Exxon Mobil Corp.	78,287,155
752,000	Facebook, Inc. - Class A(b)	98,000,640
180,925	Fifth Third Bancorp	4,722,143
1,777,750	Fluor Corp.(e)	98,665,125
22,792	FNF Group	805,925
72,282	Franklin Resources, Inc.	2,872,487
275,787	FTI Consulting, Inc.(b)	11,621,664
2,217,600	Gilead Sciences, Inc.	160,665,120
28,127	Goldman Sachs Group, Inc. (The)	6,450,084
711,755	Guess?, Inc.	9,089,111
194,981	Halliburton Co.	11,030,075
67,290	Hartford Financial Services Group, Inc.	3,277,696
440,169	Heartland Express, Inc.	9,067,481
27,310	Helmerich & Payne, Inc.	1,943,380
54,831	Hess Corp.	2,970,744
7,140,600	Hewlett Packard Enterprise Co.	161,948,808
39,501	HollyFrontier Corp.	1,144,344
275,000	Illumina, Inc.(b)	44,027,500
316,175	International Business Machines Corp.	55,178,861
250,910	Jack Henry & Associates, Inc.	22,526,700
717,500	Johnson & Johnson.	81,256,875
2,390,164	JPMorgan Chase & Co.	202,279,579
372,000	Kansas City Southern	31,958,520
472,140	Kinder Morgan, Inc.	10,547,608
1,808,000	Kraft Heinz Co. (The)	161,436,320
733,000	Las Vegas Sands Corp.	38,541,140
22,653	Lincoln National Corp.	1,529,304
525,024	Lockheed Martin Corp.	131,954,282
4,033	M&T Bank Corp.	655,645
55,639	Magellan Health, Inc.(b)	4,170,143
179,437	Marathon Oil Corp.	3,005,570
Shares		Value
UNITED STATES (continued)
126,751	Marathon Petroleum Corp.	$6,090,386
169,000	Markel Corp.(e)	156,325,000
51,058	Marsh & McLennan Cos., Inc.	3,472,965
1,650,000	Mastercard, Inc. - Class A	175,444,500
4,251,200	Mattel, Inc.	111,423,952
499,000	Medidata Solutions, Inc.(b)	24,720,460
1,464,400	Merck & Co., Inc.	90,778,156
114,486	MetLife, Inc.	6,229,183
484,000	Monsanto Co.	52,422,040
17,367	Moody’s Corp.	1,800,437
138,690	Morgan Stanley	5,892,938
420,434	Motorola Solutions, Inc.	33,933,228
26,044	MSCI, Inc.	2,155,141
34,528	Murphy Oil Corp.	998,204
83,317	National Oilwell Varco, Inc.	3,150,216
39,348	Newfield Exploration Co.(b)	1,577,068
349,509	NIC, Inc.(e)	8,423,167
762,000	NIKE, Inc. - Class B	40,309,800
619,742	NiSource, Inc.	13,863,629
91,516	Noble Energy, Inc.	3,638,676
51,368	Northrop Grumman Corp.	11,767,381
1,640,861	Occidental Petroleum Corp.	111,201,150
53,150	ONEOK, Inc.	2,929,097
3,472,920	Oracle Corp.	139,298,821
84,948	Panera Bread Co. - Class A(b)	17,759,229
459,497	People’s United Financial, Inc.	8,615,569
1,734,400	PepsiCo, Inc.	179,996,032
1,904,000	Philip Morris International, Inc.	183,031,520
106,237	Phillips 66	8,671,064
37,442	Pioneer Natural Resources Co.	6,748,172
1,019,387	PNC Financial Services Group, Inc. (The)	122,795,358
187,600	Priceline Group, Inc. (The)(b)	295,494,388
75,362	Principal Financial Group, Inc.	4,302,417
69,135	Prudential Financial, Inc.	7,266,780
2,524,400	QUALCOMM, Inc.	134,878,692
2,173,180	Quest Diagnostics, Inc.(e)	199,758,706
3,023,531	Range Resources Corp.	97,780,993
267,646	Raytheon Co.	38,583,847
119,000	Regeneron Pharmaceuticals, Inc.(b)	42,755,510
119,100	Regions Financial Corp.	1,716,231
771,859	Republic Services, Inc.	44,289,269
26,626	S&P Global Inc.	3,199,913
325,724	Schlumberger Ltd.	27,266,356
113,724	Southwestern Energy Co.(b)	1,024,653
160,465	Spectra Energy Corp.	6,683,367
479,000	Starbucks Corp.	26,450,380
20,781	State Street Corp.	1,583,512
73,722	SunTrust Banks, Inc.	4,188,884
323,763	Super Micro Computer, Inc.(b)	8,563,531
161,019	Sykes Enterprises, Inc.(b)	4,497,261
2,785,541	Synchrony Financial	99,778,079
23,544	T Rowe Price Group, Inc.	1,587,807
28,994	Tesoro Corp.	2,344,165
2,560,000	Texas Instruments, Inc.	193,382,400

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
30,226	Torchmark Corp.	$2,222,820
50,026	Travelers Cos., Inc. (The)	5,892,062
168,350	Tyson Foods, Inc. - Class A	10,570,697
247,000	Under Armour, Inc. - Class A(b)	5,308,030
249,044	Under Armour, Inc. - Class C(b)	4,786,626
711,800	UnitedHealth Group, Inc.	115,382,780
88,306	Unum Group	4,011,742
4,116,668	US Bancorp	216,742,570
236,052	Vail Resorts, Inc.	40,492,360
106,732	Valero Energy Corp.	7,018,696
4,385,389	Verizon Communications, Inc.	214,927,915
1,071,000	Visa, Inc. - Class A	88,582,410
19,522	Voya Financial, Inc.	785,175
1,026,200	Wabtec Corp.	88,909,968
1,456,500	Walgreens Boots Alliance, Inc.	119,345,610
777,479	Wal-Mart Stores, Inc.	51,888,948
530,000	Walt Disney Co. (The)	58,644,500
758,101	Waste Management, Inc.	52,688,020
2,155,636	Wells Fargo & Co.	121,426,976
1,556,000	Whole Foods Market, Inc.	47,022,320
171,744	Williams Cos., Inc. (The)	4,953,097
725,000	Workday, Inc. - Class A(b)	60,240,250
30,557	WR Berkley Corp.	2,053,736
		8,847,758,158
Total Common Stocks (Cost $11,922,376,469)		13,958,656,505
MASTER LIMITED PARTNERSHIPS — 0.2%
UNITED STATES — 0.2%
397,745	Alliance Resource Partners LP(e)	9,466,331
185,853	AmeriGas Partners LP(e)	9,145,826
26,624	Plains GP Holdings LP - Class A(e)	863,949
300,994	Spectra Energy Partners LP(e)	13,647,068
		33,123,174
Total Master Limited Partnerships (Cost $32,976,239)		33,123,174
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
10,198	Samsung Electronics Co. Ltd. - GDR, 6.74%	6,893,149
Total Preferred Stocks (Cost $4,865,882)		6,893,149
PARTICIPATION NOTES — 0.0%
UNITED KINGDOM — 0.0%
140,320	HSBC Bank Plc (Qatar National Bank), 3.50 QAR due 9/9/19(f)	6,356,033
Total Participation Notes (Cost $6,046,417)		6,356,033
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 1.3%
Federal Home Loan Bank — 1.3%
$120,000,000	0.51%, 02/13/17(c)	$119,984,040
35,000,000	0.52%, 02/24/17(c)	34,991,040
35,000,000	0.54%, 03/24/17(c)	34,974,695
Total U.S. Government Agencies (Cost $189,942,237)		189,949,775
U.S. GOVERNMENT SECURITIES — 0.4%
U.S. Treasury Bills — 0.4%
59,000,000	0.48%, 02/02/17(c)	58,999,233
Total U.S. Government Securities (Cost $58,999,180)		58,999,233

Shares
EXCHANGE TRADED FUNDS — 3.4%
1,975,000	Energy Select Sector SPDR Fund	143,977,500
6,515,000	Financial Select Sector SPDR Fund	151,864,650
930,000	iShares S&P 500 Index Fund	212,904,900
Total Exchange Traded Funds (Cost $493,904,280)		508,747,050
INVESTMENT COMPANY — 2.2%
324,653,150	Federated Government Obligations Fund, 0.01%(d)	324,653,150
Total Investment Company (Cost $324,653,150)		324,653,150
TOTAL INVESTMENTS — 100.3% (Cost $13,033,763,854)(a)		15,087,378,069
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(49,302,951)
NET ASSETS — 100.0%		$15,038,075,118

(a)	Cost for federal income tax purposes is $13,044,730,174 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,369,131,298
Unrealized depreciation	(326,483,403)
Net unrealized appreciation	$2,042,647,895

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at January 31, 2017.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,201,736,607 or 7.99% of net assets.

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $6,356,033 which is 0.04% of net assets.

ADR-American Depositary Receipt
CDI-Chess Depositary Interests
GDR-Global Depositary Receipt
QAR-Qatari Rial
REIT-Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	19.4%
Consumer Discretionary	15.8
Consumer Staples	11.2
Health Care	11.1
Industrials	7.8
Energy	6.8
Banks	6.3
Diversified Financials	5.7
Insurance	3.5
Telecommunication Services	2.7
Materials	1.7
Real Estate	0.6
Utilities	0.4
Other*	7.0
100.0%

*	Includes cash and equivalents, participation notes, exchange traded funds, U.S. Government agencies and securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaid and accrued expenses payable.

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	January 31, 2017
(Unaudited)

Shares		Value
COMMON STOCKS — 92.1%
AUSTRALIA — 1.8%
29,208	Acrux Ltd.(b)	$6,867
99,433	Adelaide Brighton Ltd.	386,098
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	46,926
105,636	ALS Ltd.	474,275
13,518	Altium Ltd.	82,734
475,084	Alumina Ltd.	698,986
60,601	Ansell Ltd.	1,092,920
14,818	AP Eagers Ltd.	108,109
87,213	APN News & Media Ltd.(b)(e)	168,001
4,250	Arb Corp Ltd.	52,248
1,547,765	Arrium Ltd.(b)(d)	8
1,933	Asaleo Care Ltd.	2,214
9,691	AUB Group Ltd.	76,951
82,510	Ausdrill Ltd.(b)	87,605
173,833	Ausnet Services	208,298
39,283	Austal Ltd.	47,667
188,262	Australian Agricultural Co. Ltd.(b)	209,169
141,784	Australian Pharmaceutical Industries Ltd.	202,691
103,850	Automotive Holdings Group Ltd.	307,950
4,480	Aveo Group	10,838
104,949	AWE Ltd.(b)	46,164
90,884	Bank of Queensland Ltd.	825,046
207,809	Beach Energy Ltd.	118,201
11,095	Bega Cheese Ltd.	43,166
144,060	Bendigo & Adelaide Bank Ltd.	1,371,146
32,618	Billabong International Ltd.(b)	33,643
2,067	Blackmores Ltd.	181,059
188,427	BlueScope Steel Ltd.	1,601,937
339,952	Boral Ltd.	1,500,504
9,870	Bradken Ltd.(b)	24,103
15,029	Breville Group Ltd.	95,287
17,433	Brickworks Ltd.	167,512
17,980	BT Investment Management Ltd.	127,496
37,347	Cabcharge Australia Ltd.	103,382
16,047	carsales.com Ltd.	127,055
96,536	Cash Converters International Ltd.	25,990
3,423	Cedar Woods Properties Ltd.	13,966
187,629	Challenger Ltd.	1,568,116
3,287,015	Charter Hall Retail REIT	10,544,808
456,872	Cleanaway Waste Management Ltd.	394,999
108,165	Coca-Cola Amatil Ltd.	799,812
8,941	Cochlear Ltd.	848,756
19,968	Collins Foods Ltd.	91,165
32,117	Computershare Ltd.	313,967
7,007	Corporate Travel Management Ltd.	92,359
3,008,354	Costa Group Holdings Ltd.(d)	7,483,407
Shares		Value
AUSTRALIA (continued)
8,836	Credit Corp. Group Ltd.	$117,405
30,098	CSG Ltd.	17,804
302,614	CSR Ltd.	1,012,102
17,343	Decmil Group Ltd.	13,745
15,520	Domino’s Pizza Enterprises Ltd.	699,746
2,862	Doray Minerals Ltd.(b)	944
238,091	Downer EDI Ltd.	1,119,519
163,204	DUET Group	346,566
51,932	DuluxGroup Ltd.	239,067
307,875	Emeco Holdings Ltd.(b)	20,080
17	EQT Holdings Ltd.	238
32,208	Event Hospitality and Entertainment Ltd.	360,290
591,253	Evolution Mining Ltd.	955,102
715,392	Fairfax Media Ltd.	461,168
16,777	Finbar Group Ltd.	12,087
9,044	Flight Centre Travel Group Ltd.	205,357
11,536	G.U.D. Holdings Ltd.	84,952
11,340	G8 Education Ltd.	30,703
13,440	Gbst Holdings Ltd.	39,242
50,395	GrainCorp Ltd. - Class A	363,467
16,663	Greencross Ltd.	83,279
7,628	GWA Group Ltd.	15,157
28,670	Hansen Technologies Ltd.	83,929
164,992	Harvey Norman Holdings Ltd.	625,647
78,568	Healthscope Ltd.	130,493
1,000	HFA Holdings Ltd.	1,623
39,987	Iluka Resources Ltd.	228,658
12,050	IMF Bentham Ltd.	15,993
721,969	Incitec Pivot Ltd.	2,108,026
89,744	Independence Group NL	256,592
40,796	Infomedia Ltd.	22,431
1,693,362	Inghams Group Ltd.(b)	4,058,200
1,108,826	Invocare Ltd.(d)	11,167,555
53,982	IOOF Holdings Ltd.	372,552
22,132	Iress Ltd.	189,669
24,489	JB Hi-Fi Ltd.	513,526
35,487	Kingsgate Consolidated Ltd.(b)	7,536
37,216	MACA Ltd.	44,736
328,362	Macmahon Holdings Ltd.(b)	38,599
24,272	Macquarie Atlas Roads Group	92,407
16,274	Magellan Financial Group Ltd.	290,041
54,631	Mayne Pharma Group Ltd.(b)	52,204
18,709	McMillan Shakespeare Ltd.	148,699
87,069	Medibank Private Ltd.	178,289
35,316	Medusa Mining Ltd.(b)	10,713
10,438	Melbourne IT Ltd.	15,753
86,417	Metals X Ltd.(b)	52,431
100,744	Metcash Ltd.(b)	161,212
52,702	Mincor Resources NL(b)	10,592
53,989	Mineral Resources Ltd.	503,215
918,000	MMG Ltd.(b)	306,438
36,171	Monadelphous Group Ltd.	285,018
34,487	Mortgage Choice Ltd.	64,079
366,646	Myer Holdings Ltd.	336,457
1,050	MyState Ltd.	3,607

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
AUSTRALIA (continued)
24,976	Navitas Ltd.	$83,912
4,428	NetComm Wireless Ltd.(b)	6,196
120,898	New Hope Corp. Ltd.	146,702
127,143	NIB Holdings Ltd.	444,519
150,444	Northern Star Resources Ltd.	434,707
33,366	Nufarm Ltd.	226,983
170,332	OceanaGold Corp.	591,662
92,294	Orica Ltd.	1,312,415
6,370	Orocobre Ltd.(b)	20,387
130,800	Orora Ltd.	282,715
124,310	OZ Minerals Ltd.	846,601
23,610	OzForex Group Ltd.	29,903
3,507	Pacific Current Group Ltd.	14,017
1,639,072	Pact Group Holdings Ltd.	8,117,229
143,129	Panoramic Resources Ltd.(b)	28,765
13,359	Peet Ltd.	10,486
5,607	Perpetual Ltd.	199,009
101,149	Perseus Mining Ltd.(b)	25,698
48,159	Platinum Asset Mangement Ltd.	182,253
85,726	PMP Ltd.	41,934
11,475	Premier Investments Ltd.	112,264
50,905	Primary Health Care Ltd.	144,773
22,727	Programmed Maintenance Services Ltd.	32,749
50,519	Qantas Airways Ltd.	130,649
177,021	Qube Holdings Ltd.	308,780
31,502	RCG Corp Ltd.	32,611
35,352	RCR Tomlinson Ltd.	78,020
30,974	Reckon Ltd.	37,820
8,332	Reece Ltd.	281,383
99,706	Regis Resources Ltd.	240,461
570	Reject Shop Ltd. (The)	3,666
102,446	Resolute Mining Ltd.	113,046
15,501	Retail Food Group Ltd.	75,708
101,020	Ridley Corp. Ltd.	98,448
3,195	Ruralco Holdings Ltd.	7,390
20,536	Sandfire Resources NL	102,480
61,332	Santos Ltd.	186,056
222,211	Saracen Mineral Holdings Ltd.(b)	178,636
54,966	Seek Ltd.	601,947
11,618	Select Harvests Ltd.	49,254
16,377	Servcorp Ltd.	78,248
19,063	Seven Group Holdings Ltd.	105,683
63,604	Seven West Media Ltd.	39,072
6,302,616	Shopping Centres Australasia Property Group REIT	10,372,351
212,165	Sigma Pharmaceuticals Ltd.	193,891
55,963	Silver Lake Resources Ltd.(b)	28,436
9,054	Sirtex Medical Ltd.	97,230
182,372	Southern Cross Media Group Ltd.	203,316
112,599	Spark Infrastructure Group	199,824
5,087,362	Spotless Group Holdings Ltd.	3,626,746
62,936	St Barbara Ltd.(b)	110,735
237,816	Star Entertainment Group Ltd.	860,312
Shares		Value
AUSTRALIA (continued)
74,283	Steadfast Group Ltd.	$129,009
202,284	Sundance Energy Australia Ltd.(b)	30,682
37,756	Sunland Group Ltd.	47,876
22,520	Super Retail Group Ltd.	166,350
191,884	Tabcorp Holdings Ltd.	689,785
63,361	Tassal Group Ltd.	222,004
341,492	Tatts Group Ltd.	1,124,001
42,660	Technology One Ltd.	166,619
36,550	Ten Network Holdings Ltd.(b)	24,947
111,348	TFS Corp. Ltd.	132,580
39,830	Thorn Group Ltd.	52,258
4,364	Tiger Resources Ltd.(b)	129
57,260	Tox Free Solutions Ltd.	115,078
113,205	Treasury Wine Estates Ltd.	998,486
207,285	Troy Resources Ltd.(b)	23,581
28,287	Village Roadshow Ltd.	84,953
492,324	Virgin Australia Holdings Ltd.(b)	82,143
521,584	Virgin Australia Holdings Ltd. - CVR Shares(c)(d)	0
21,545	Virtus Health Ltd.	83,496
100,763	Vocus Communications Ltd.	308,730
8,496	Webjet Ltd.	72,681
50,095	Western Areas NL(b)	93,080
43,208	Westgold Resources Ltd.(b)	65,046
19,953	Whitehaven Coal Ltd.(b)	42,976
24,859	Worleyparsons Ltd.(b)	186,456
65,654	WPP AUNZ Ltd.	52,779
		98,162,344
AUSTRIA — 0.2%
1,036	Agrana Beteiligungs AG	133,421
16,739	ams AG	574,290
4,733	Andritz AG	255,286
7,540	Austria Technologie & Systemtechnik AG	77,081
6,441	BUWOG AG	153,524
4,123	CA Immobilien Anlagen AG	81,160
827	DO & CO AG	51,780
3,967	EVN AG	48,562
1,397	Lenzing AG	199,593
1,068	Mayr Melnhof Karton AG	120,422
8,170	Oesterreichische Post AG	295,367
101,173	OMV AG	3,534,802
1,990	Palfinger AG	66,820
5,197	POLYTEC Holding AG	71,698
6,398	Raiffeisen Bank International AG(b)	141,932
6,198	RHI AG	152,516
516	Rosenbauer International AG	29,416
5,208	S IMMO AG	60,325
1,691	Schoeller-Bleckmann Oilfield Equipment AG	127,398
19,252	Strabag SE	704,532
5,595	Telekom Austria AG	34,475

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
AUSTRIA (continued)
16,537	UNIQA Insurance Group AG	$136,031
2,998	Verbund AG	48,222
3,220	Vienna Insurance Group AG Wiener Versicherung Gruppe	78,262
38,117	Voestalpine AG	1,612,983
32,898	Wienerberger AG	634,272
1,597	Wolford AG	36,203
4,663	Zumtobel Group AG	78,224
		9,538,597
BELGIUM — 0.2%
10,580	Ackermans & van Haaren NV	1,440,209
849	Aedifica SA REIT	64,503
38,172	Ageas	1,630,969
57,651	AGFA - Gevaert NV(b)	227,343
120	Banque Nationale de Belgique	373,071
1,108	Barco NV	96,202
662	Befimmo SA	36,282
10,243	Bekaert SA	443,401
4,815	Bpost SA	116,275
2,364	Cie d’Entreprises CFE	260,171
1,352	Cie Immobiliere de Belgique SA(b)	80,987
1,148	Cofinimmo SA REIT	128,698
11,324	Colruyt SA	553,517
18,761	Deceuninck NV	44,596
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
6,858	D’ieteren SA NV	309,493
9,725	Econocom Group SA	146,660
2,295	Elia System Operator SA NV	114,385
28,944	Euronav NV	224,966
835	EVS Broadcast Equipment SA	28,889
4,996	Exmar NV	39,802
2,258	Fagron NV(b)	21,938
2,849	Galapagos NV(b)	184,377
972	Intervest Offices & Warehouses NV REIT	24,343
460	Jensen-Group NV	19,123
2,543	Kinepolis Group NV	121,886
47	Lotus Bakeries	124,635
3,041	Melexis NV	228,219
11,184	Mobistar SA(b)	252,209
9,629	Nyrstar NV(b)	81,327
8,864	Ontex Group NV	268,116
201	Picanol	18,248
29,109	Proximus SADP	834,761
704	RealDolmen	18,559
8,109	Recticel SA	60,357
118	Resilux	20,954
436	Retail Estates NV REIT	35,060
211	Sapec(b)	36,740
3,766	Sioen Industries NV	118,873
1,780	Sipef NV	121,517
1,913	Telenet Group Holding NV(b)	102,470
171	TER Beke SA	28,243
Shares		Value
BELGIUM (continued)
8,048	Tessenderlo Chemie NV(b)	$298,689
18,822	Umicore SA	1,052,496
1,138	Van de Velde NV	79,568
6,098	Viohalco SA(b)	9,005
1,030	Warehouses De Pauw CVA REIT	93,399
		10,615,531
BERMUDA — 1.5%
359,026	Argo Group International Holdings Ltd.(d)	22,959,713
81,224	Aspen Insurance Holdings Ltd.	4,581,034
4,786	Assured Guaranty Ltd.	186,223
1,565	Axis Capital Holdings Ltd.	100,176
25,600	Bank of N.T. Butterfield & Son Ltd. (The)	841,984
18,400	Blue Capital Reinsurance Holdings Ltd.	350,520
281,100	Endurance Specialty Holdings Ltd.	26,055,159
21,251	Everest Re Group Ltd.	4,673,732
164,737	Helen of Troy Ltd.(b)	15,369,962
102,290	Hiscox Ltd.	1,320,269
24,100	James River Group Holdings Ltd.	955,565
96,525	Maiden Holdings Ltd.	1,713,319
4,066	Marvell Technology Group Ltd.	60,461
4,853	Nabors Industries Ltd.	78,861
800	RenaissanceRe Holdings Ltd.	109,056
2,238	Signet Jewelers Ltd.	173,825
81,058	Validus Holdings Ltd.	4,620,306
197,400	Wilson Sons Ltd. - BDR(d)	1,948,253
4,386	XL Group Ltd.	164,782
		86,263,200
BRAZIL — 0.2%
2,867	Aliansce Shopping Centers SA	13,602
6,687	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	33,423
16,000	Banco Industrial e Comercial SA - Preference Shares(b)(c)(d)	42,093
12,447	Banco Pine SA - Preference Shares	16,314
21,905	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	128,534
21,526	Cia Brasileira de Distribuicao - Preference Shares	395,804
1,000	Cia de Saneamento Basico do Estado de Sao Paulo	9,949
1,833	Cia Energetica do Ceara - Class A, Preference Shares	27,747
17,300	Cia Siderurgica Nacional SA(b)	63,411
7,300	Cosan SA Industria e Comercio	93,292
24,388	Cyrela Brazil Realty SA Empreendimentos e Participacoes	100,227

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
BRAZIL (continued)
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	$1,220
64,695	Duratex SA	154,803
1,800	Equatorial Energia SA	33,188
29,000	Estacio Participacoes SA	146,330
44,700	Even Construtora e Incorporadora SA	63,693
7,500	Gerdau SA	20,540
42,300	Gerdau SA - Preference Shares	163,771
5,100	Hypermarcas SA	45,237
7,672	Iochpe-Maxion SA	31,627
8,100	Klabin SA - Units	41,745
214,184	Kroton Educacional SA	918,291
246,600	Linx SA	1,411,781
8,195	Localiza Rent a Car SA	95,835
2,400	Lojas Americanas SA	10,016
7,500	Lojas Americanas SA - Preference Shares	39,819
48,403	Lojas Renner SA	366,813
247,100	Mahle-Metal Leve SA	1,667,931
62,584	Marfrig Global Foods SA(b)	128,302
3,001	Marisa Lojas SA(b)	6,038
8,500	MRV Engenharia e Participacoes SA	34,420
500	Multiplan Empreendimentos Imobiliarios SA	9,909
2,661	Odontoprev SA	9,466
119,600	Ouro Fino Saude Animal Participacoes SA(d)	1,035,033
38,355	Porto Seguro SA	319,879
3,800	Qualicorp SA	24,854
6,200	Rodobens Negocios Imobiliarios SA	13,675
10,090	Rumo Logistica Operadora Multimodal SA(b)	24,015
6,250	Santos Brasil Participacoes SA	4,245
28,200	Sao Martinho SA	183,102
121,173	Sul America SA - Units	714,863
7,059	Suzano Papel e Celulose SA - Class A, Preference Shares	30,018
11,821	Totvs SA	97,874
14,200	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(b)	23,658
		8,796,387
CAMBODIA — 0.0%
166,000	NagaCorp Ltd.	97,560
CANADA — 2.4%
2,275	Absolute Software Corp.	12,238
1,608	Acadian Timber Corp.	21,428
83,136	Advantage Oil & Gas Ltd.(b)	536,032
27,538	Aecon Group, Inc.	343,894
1,900	AG Growth International, Inc.	79,650
20,000	AGF Management Ltd. - Class B.	92,988
3,110	AGT Food & Ingredients, Inc.	85,108
Shares		Value
CANADA (continued)
2,500	Air Canada(b)	$25,687
1,200	AirBoss of America Corp.	12,256
1,100	Akita Drilling Ltd. - Class A	7,718
40,768	Alamos Gold, Inc. - Class A	305,780
2,681	Algoma Central Corp.	27,011
44,100	Algonquin Power & Utilities Corp.	383,301
19,458	AltaGas Ltd.	462,805
4,000	Altus Group Ltd.	91,758
11,915	Amaya, Inc.(b)	163,445
22,299	ARC Resources Ltd.	347,016
7,300	Atco Ltd. - Class I	257,050
9,200	ATS Automation Tooling Systems, Inc.(b)	92,831
2,554	AutoCanada, Inc.	49,775
267,386	B2Gold Corp.(b)	811,662
2,400	Badger Daylighting Ltd.	60,828
36,000	Banro Corp.(b)	5,810
44,670	Baytex Energy Corp.(b)	178,165
839	Baytex Energy Corp.(b)	3,355
23,100	Bellatrix Exploration Ltd.(b)	19,172
60,900	Birchcliff Energy Ltd.(b)	375,345
176,217	BlackBerry Ltd.(b)	1,243,168
59,048	BlackPearl Resources, Inc.(b)	70,336
700	Boardwalk Real Estate Investment Trust, REIT	25,386
8,400	Bombardier, Inc. - Class A(b)	16,590
76,155	Bombardier, Inc. - Class B(b)	145,726
27,185	Bonavista Energy Corp.	96,519
11,285	Bonterra Energy Corp.	218,025
8,200	Boralex, Inc. - Class A	125,024
1,380,632	CAE, Inc.	19,607,362
16,500	Calfrac Well Services Ltd.	53,637
3,825	Callidus Capital Corp.	55,203
25,300	Cameco Corp.	322,168
12,400	Canaccord Genuity Group, Inc.	41,834
35,750	Canacol Energy Ltd.(b)	101,927
6,800	Canadian Apartment Properties REIT	165,761
45,555	Canadian Energy Services & Technology Corp.	269,917
3,400	Canadian Real Estate Investment Trust	123,615
22,300	Canadian Western Bank	507,095
10,832	Canam Group, Inc. - Class A	76,667
26,643	Canfor Corp.(b)	288,901
5,457	Canfor Pulp Products, Inc.	43,908
8,000	CanWel Building Materials Group Ltd.	36,088
32,854	Canyon Services Group, Inc.	157,800
72,367	Capstone Mining Corp.(b)	80,640
43,552	Cascades, Inc.	396,612
1,000	CCL Industries, Inc. - Class B	205,802
31,157	Celestica, Inc.(b)	432,666
67,326	Centerra Gold, Inc.	332,685
2,472	Cervus Equipment Corp.	28,800

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
CANADA (continued)
4,700	Chartwell Retirement Residences - Units	$54,937
9,300	CI Financial Corp.	194,398
7,377	Cineplex, Inc.	297,008
56,700	City Office REIT Inc.	713,853
3,297	Clearwater Seafoods, Inc. - Units	25,641
6,800	Cogeco Communications Inc.	371,028
3,464	Cogeco, Inc.	164,781
9,700	Colliers International Group, Inc.	355,201
6,500	Cominar Real Estate Investment Trust	72,880
8,925	Computer Modelling Group Ltd.	64,267
1,912	Corby Spirit and Wine Ltd.	32,958
3,800	Corus Entertainment, Inc. - Class B	37,730
50,217	Cott Corp.	532,947
18,491	Crew Energy, Inc.(b)	82,277
9,900	CRH Medical Corp.(b)	61,397
48,220	Delphi Energy Corp.(b)	54,103
10,500	Denison Mines Corp.(b)	7,827
6,900	Descartes Systems Group, Inc. (The)(b)	150,647
35,700	Detour Gold Corp.(b)	484,231
5,311	DH Corp.	93,914
6,761	DHX Media Ltd.	35,020
1,071	DHX Media Ltd. - Variable Voting	5,531
11,696	Dominion Diamond Corp.	117,077
11,430	Dominion Diamond Corp.	114,454
2,864	Domtar Corp.	125,128
11,361	Dorel Industries, Inc. - Class B	314,310
23,639	Dundee Precious Metals, Inc.(b)	53,409
91,300	ECN Capital Corp.(b)	213,296
664	E-L Financial Corp. Ltd.	370,978
9,887	Eldorado Gold Corp.(b)	34,951
91,300	Element Fleet Management Corp.	887,566
33,669	Empire Co. Ltd. - Class A	420,458
18,173	EnerCare, Inc.	252,921
41,281	Enerflex Ltd.	581,503
2,342	Enghouse Systems Ltd.	91,574
17,217	Ensign Energy Services, Inc.	117,360
7,766	Entertainment One Ltd.	22,539
14,642	Epsilon Energy Ltd.(b)	38,145
3,142	Equitable Group, Inc.	143,548
1,900	Evertz Technologies Ltd.	25,114
3,224	Exchange Income Corp.	99,154
5,600	Exco Technologies Ltd.	44,241
38	EXFO, Inc.(b)	223
10,800	Extendicare, Inc.	85,819
1,000	Fiera Capital Corp.	10,198
76,082	Finning International, Inc.	1,540,058
7,834	First Capital Realty Inc.	124,622
Shares		Value
CANADA (continued)
21,951	First Majestic Silver Corp.(b)	$210,358
1,563	First National Financial Corp.	34,737
202,903	First Quantum Minerals Ltd.	2,558,800
9,700	FirstService Corp. - Voting Shares	484,161
35,000	Fortuna Silver Mines, Inc.(b)	217,867
23,321	Genworth MI Canada, Inc.	584,795
11,624	Gibson Energy, Inc.	169,279
481	GMP Capital, Inc.	1,534
12,981	Golden Star Resources Ltd.(b)	11,073
35,929	Gran Tierra Energy, Inc.(b)	92,221
6,598	Granite Oil Corp.	26,012
10,752	Great Canadian Gaming Corp.(b)	210,124
8,500	H&R Real Estate Investment Trust	147,366
8,874	Heroux-Devtek, Inc.(b)	98,680
3,040	High Liner Foods, Inc.	44,715
2,065	HNZ Group, Inc.	20,567
10,700	Home Capital Group, Inc.	244,466
38,409	HudBay Minerals, Inc.	300,778
7,000	Hudson’s Bay Co.	53,794
80,964	IAMGOLD Corp.(b)	374,565
9,300	IMAX Corp.(b)	303,180
18,778	Imperial Metals Corp.(b)	98,129
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,552,565
555,853	Innergex Renewable Energy, Inc.	5,890,653
7,100	Interfor Corp.(b)	75,351
15,926	Intertape Polymer Group, Inc.	290,431
18,416	Jean Coutu Group PJC, Inc. (The) Class A	289,420
10,100	Just Energy Group, Inc.	59,998
1,300	K-Bro Linen, Inc.	41,200
20,366	Keyera Corp.	597,872
1,953	Kingsway Financial Services, Inc.(b)	12,412
480,745	Kinross Gold Corp.(b)	1,873,104
36,601	Kirkland Lake Gold Ltd.(b)	262,430
16,100	Klondex Mines Ltd.(b)	79,680
14,535	Laurentian Bank of Canada	657,468
8,626	Leon’s Furniture Ltd.	126,415
17,910	Linamar Corp.	787,421
70,300	Lucara Dianmond Corp.(b)	158,833
726	Lululemon Athletica, Inc.(b)	49,012
102,041	Lundin Mining Corp.(b)	624,205
7,862	MacDonald Dettwiler & Associates Ltd.	435,438
7,130	Magellan Aerospace Corp.	97,368
500	Mainstreet Equity Corp.(b)	12,815
24,900	Major Drilling Group International, Inc.	150,596
152,729	Mandalay Resources Corp.	103,286
10,028	Manitoba Telecom Services, Inc.	289,454
19,300	Maple Leaf Foods, Inc.	442,435

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
CANADA (continued)
28,898	Martinrea International, Inc.	$182,993
6,800	Medical Facilities Corp.	99,080
3,800	MEG Energy Corp.(b)	19,741
2,123	Melcor Developments Ltd.	23,592
13,200	Methanex Corp.(e)	660,660
1,803	Methanex Corp.(e)	90,147
4,200	Mitel Networks Corp.(b)	29,146
10,302	Morneau Shepell, Inc.	147,177
2,186	MTY Food Group, Inc.	79,427
35,100	Mullen Group Ltd.	505,764
7,829	New Flyer Industries, Inc.	250,889
200,658	New Gold, Inc.(b)	535,088
4,802	Norbord, Inc.	119,197
10,846	North West Co. Inc., (The)	244,051
16,129	Northland Power, Inc.	296,736
382,668	Northview Apartment Real Estate Investment Trust	6,102,103
65,000	NuVista Energy Ltd.(b)	325,187
1,600	Onex Corp.	111,966
26,536	Pan American Silver Corp.	517,159
12,837	Pan American Silver Corp.	250,707
4,839	Paramount Resources Ltd. - Class A(b)	62,177
54,424	Parex Resources, Inc.(b)	633,221
106,116	Parkland Fuel Corp.(d)	2,214,878
14,000	Pason Systems, Inc.	204,849
91,322	Pengrowth Energy Corp.	114,394
65,445	Penn West Petroleum Ltd.(b)	111,653
48,051	Peyto Exploration & Development Corp.(d)	1,045,767
5,653	Pizza Pizza Royalty Corp.	75,373
30,700	Precision Drilling Corp.	172,699
6,936	Premium Brands Holdings Corp.	371,679
6,820	Pulse Seismic, Inc.(b)	12,369
6,200	Pure Industrial Real Estate Trust REIT	27,111
26,700	Quebecor, Inc. - Class B	804,129
14,785	Questerre Energy Corp. - Class A(b)	7,954
7,600	Raging River Exploration Inc.(b)	55,251
10,943	RB Energy, Inc.(b)(d)	7
4,231	Reitmans (Canada) Ltd. - Class A	19,672
13,200	Richelieu Hardware Ltd.	276,427
20,367	Richmont Mines, Inc.(b)	167,005
525,000	Ritchie Bros Auctioneers, Inc.(e)	17,031,000
186,415	Ritchie Bros. Auctioneers, Inc.(e)	6,042,640
1,500	Rocky Mountain Dealerships, Inc.	12,749
26,754	Rogers Sugar, Inc.	136,520
13,600	Russel Metals, Inc.	282,190
33,588	Sandstorm Gold Ltd.(b)	148,161
125,000	Sandvine Corp.	270,893
Shares		Value
CANADA (continued)
2,551	Sears Canada, Inc.(b)	$3,571
27,414	Secure Energy Services, Inc.	227,528
118,801	SEMAFO, Inc.(b)	442,793
173	Seven Generations Energy Ltd. - Class A(b)	3,457
11,300	ShawCor Ltd.	315,662
76,500	Sherritt International Corp.(b)	84,657
2,282	Sienna Senior Living, Inc.	29,936
12,100	Sierra Wireless, Inc.(b)	211,547
48,544	Silver Standard Resources, Inc.(b)	512,953
3,400	Smart Real Estate Investment Trust	83,664
5,900	SNC-Lavalin Group, Inc.	254,272
31,428	Spartan Energy Corp.(b)	68,834
12,222	Stantec, Inc.	327,611
4,087	Stantec, Inc.	109,532
7,060	Stella-Jones, Inc.	217,022
500	Strad Energy Services Ltd.(b)	692
15,100	Street Capital Group, Inc.(b)	21,816
2,100	Stuart Olson, Inc.	8,473
22,548	Student Transportation, Inc.	123,548
19,026	SunOpta, Inc.(b)	132,908
16,900	Superior Plus Corp.	167,019
42,709	Surge Energy, Inc.	92,557
68,695	Teck Resources Ltd. - Class B	1,683,522
15,975	Tembec, Inc.(b)	36,830
175,990	Teranga Gold Corp.(b)	119,017
42,529	Teranga Gold Corp. - CDI(b)	29,674
21,164	TFI International, Inc.	572,831
4,501	TMX Group Ltd.	238,255
4,000	TORC Oil & Gas Ltd.	22,348
20,645	Toromont Industries Ltd.	668,731
17,764	Total Energy Services, Inc.	201,769
64,386	Tourmaline Oil Corp.(b)	1,505,185
13,378	Transalta Corp.	78,930
12,100	TransAlta Corp.	71,600
393,871	Transalta Renewables, Inc.	4,479,762
30,590	Transcontinental, Inc. - Class A	509,422
5,600	Trilogy Energy Corp.(b)	29,264
8,684	Trinidad Drilling Ltd.	19,420
101,200	Turquoise Hill Resources Ltd.(b)	366,303
6,497	Uni-Select, Inc.	148,089
3,080	Valener, Inc.	48,428
9,795	Vermilion Energy, Inc.	403,456
1,936	Vermilion Energy, Inc.	79,865
2,002	Wajax Corp.	37,801
48,594	Waste Connections, Inc.	3,897,229
20,400	Wesdome Gold Mines Ltd.(b)	40,761
7,900	West Fraser Timber Co. Ltd.	269,799
116,238	Western Forest Products, Inc.	166,150
6,800	Westjet Airlines Ltd.	114,757
8,613	Westshore Terminals Investment Corp.	168,851
60,324	Whitecap Resources, Inc.	480,274

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
CANADA (continued)
54,800	Wi-Lan, Inc.	$89,701
4,348	Winpak Ltd.	156,745
327,069	WSP Global, Inc.	11,506,796
416	Xtreme Drilling & Coil Services Corp.(b)	866
399,266	Yamana Gold, Inc.	1,319,380
19,314	Yellow Pages Ltd.(b)	265,683
6,007	ZCL Composites, Inc.	57,427
		135,306,806
CAYMAN ISLANDS — 0.0%
39,907	Fresh Del Monte Produce, Inc.	2,284,676
804	Herbalife Ltd.	45,185
		2,329,861
CHILE — 0.0%
2,790,652	Aguas Andinas SA - Class A	1,514,265
61,605	Banmedica SA	122,531
1,411	CAP SA	12,963
34,560	E.Cl SA	57,405
4,856	Embotelladora Andina SA - Class B, Preference Shares	17,543
7,017	Forus SA	22,396
282,124	Inversiones Aguas Metropolitanas SA	409,761
22,204	PAZ Corp. SA	16,433
128,406	Sigdo Koppers SA	164,325
488	Sociedad Matriz SAAM SA	39
29,577	Vina Concha y Toro SA	48,093
		2,385,754
CHINA — 1.1%
577,250	Agile Property Holdings Ltd.	309,497
58,000	Aluminum Corp. of China Ltd. - H Shares(b)	30,051
138,000	Angang Steel Co. Ltd. - H Shares(b)	106,360
2,000	Anhui Expressway Co. Ltd. - H Shares	1,490
100,000	ANTA Sports Products Ltd.	319,633
174,000	Anton Oilfield Services Group(b)	26,238
270,500	Asia Cement China Holdings Corp.	67,286
140,000	AVIC International Holdings Ltd.	74,160
208,000	AviChina Industry & Technology Co. - H Shares	153,341
14,000	Bank of Chongqing Co. Ltd. - H Shares	12,125
5,951	Baoxin Auto Group Ltd.(b)	2,017
104,000	Baoye Group Co. Ltd. - H Shares	77,073
319,000	BBMG Corp. - H Shares	123,342
590,000	Beijing Capital International Airport Co. Ltd. - H Shares	573,354
Shares		Value
CHINA (continued)
402,000	Beijing Capital Land Ltd. - H Shares	$159,579
134,000	Beijing North Star Co. Ltd. - H Shares	42,485
1,180,000	Belle International Holdings Ltd.	723,917
1,552,500	Bloomage BioTechnology Corp. Ltd.(d)	2,397,112
3,621,000	Boer Power Holdings Ltd.(d)	1,381,402
340,000	BYD Electronic International Co. Ltd.	273,879
358,656	Central China Real Estate Ltd.	79,969
23,000	Central China Securities Co. Ltd.	11,768
32,000	Changshouhua Food Co. Ltd.	15,837
83,000	Chaowei Power Holdings Ltd.	68,891
908,000	Chigo Holding Ltd.(b)	12,639
70,000	China Animal Healthcare Ltd.(b)(c)(d)	8,796
715,000	China Aoyuan Property Group Ltd.	162,188
64,000	China BlueChemical Ltd. - H Shares	22,271
492,000	China Communications Services Corp. Ltd. - H Shares	335,444
24,500	China Conch Venture Holdings Ltd.	47,176
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares(b)	10,761
65,000	China Dredging Environment Protection Holdings Ltd.(b)	2,765
7,414,900	China Everbright Water Ltd.(d)	2,262,324
61,000	China Evergrande Group	42,690
462,000	China Galaxy Securities Co. Ltd. - H Shares	431,698
29,004	China Gold International Resources Corp. Ltd.(b)	58,398
25,639	China Great Star International Ltd.(b)	29,564
259,000	China Hongqiao Group Ltd.	267,048
140,000	China Huishan Dairy Holdings Co. Ltd.	52,327
151,500	China Huiyuan Juice Group Ltd.(b)	51,939
37,700	China International Marine Containers Group Co. Ltd. - H Shares	56,461
32,000	China ITS Holdings Co. Ltd.(b)	2,310
1,523,000	China Lesso Group Holdings. Ltd.	1,044,267
66,000	China Lilang Ltd.	40,065
111,000	China Longyuan Power Group Corp. - H Shares	91,416
108,000	China Machinery Engineering Corp. - H Shares	69,737
94,000	China Medical System Holdings Ltd.	154,104
183,000	China Mengniu Dairy Co. Ltd.	343,881

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
16,000	China Modern Dairy Holdings Ltd.(b)	$3,959
638,084	China National Building Material Co. Ltd. - H Shares	375,010
477,000	China National Materials Co. Ltd. - H Shares	125,415
128,000	China Oilfield Services Ltd.	138,906
535,400	China SCE Property Holdings Ltd.	171,822
309,488	China Shanshui Cement Group Ltd.(b)(c)(d)	40,646
49,000	China Shineway Pharmaceutical Group Ltd.	56,333
792,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	169,467
494,000	China Shipping Development Co. Ltd., H Shares	273,776
320,000	China Southern Airlines Co. Ltd. - H Shares	184,768
85,000	China Suntien Green Energy Corp. Ltd. - H Shares	13,146
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	4,280
101,500	China ZhengTong Auto Services Holdings Ltd.	36,106
330,000	China Zhongwang Holdings Ltd.	146,309
116,000	Chinasoft International Ltd.(b)	55,915
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	32,015
706,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	432,213
58,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(b)	8,223
523,600	Coolpad Group Ltd.(b)	55,337
779,443	Country Garden Holdings Co. Ltd.	448,042
4,949,000	CPMC Holdings Ltd.(d)	2,398,309
250,000	CSPC Pharmaceutical Group Ltd.	282,257
11,574,000	CT Environmental Group Ltd.	2,520,984
104,000	Da Ming International Holdings, Ltd.(b)	52,544
645,000	Dalian Port PDA Co. Ltd. - H Shares	112,226
192,000	Daphne International Holdings Ltd.(b)	17,322
54,000	Datang International Power Generation Co .Ltd. - H Shares	14,059
37,200	Dongfang Electric Corp. Ltd. - H Shares	37,589
172,000	Dongfeng Motor Group Co. Ltd. - H Shares	183,330
459,000	Dongyue Group Ltd.(b)(c)(d)	30,395
2,849,000	Dynagreen Environmental Protection Group Co. Ltd.(d)	1,358,608
Shares		Value
CHINA (continued)
30,000	ENN Energy Holdings Ltd.	$148,475
774,000	Fantasia Holdings Group Co. Ltd.	95,766
616,000	FIH Mobile Ltd.	198,482
4,586,000	Fu Shou Yuan International Group Ltd.	2,582,946
457,600	Fufeng Group Ltd.	264,809
1,615,000	Geely Automobile Holdings Ltd.	1,921,207
86,000	Golden Eagle Retail Group Ltd.	124,585
1,180,600	GOME Electrical Appliances Holdings Ltd.	147,596
144,000	Goodbaby International Holdings Ltd.	62,731
179,000	Greatview Aseptic Packaging Co. Ltd.	84,668
41,000	Greenland Hong Kong Holdings Ltd.(b)	9,142
195,000	Greentown China Holdings Ltd.(b)	161,099
194,000	Guangshen Railway Co. Ltd. - H Shares	125,518
18,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares(b)	44,218
288,800	Guangzhou R&F Properties Co. Ltd. - H Shares	371,473
62,000	Haitian International Holdings Ltd.	126,415
130,000	Harbin Electric Co. Ltd. - H Shares	65,344
11,000	HNA Infrastructure Company Ltd.	10,647
82,000	HOSA International Ltd.	28,218
82,000	Huadian Fuxin Energy Corp. Ltd.	19,129
74,000	Huadian Power International Corp. Ltd. - H Shares	31,569
138,000	Huan Yue Interactive Holdings Ltd.(b)	16,007
1,302,000	Huaneng Renewables Corp. Ltd. - H Shares	407,772
113,000	Huishang Bank Corp. Ltd. - H Shares	57,236
102,000	Intime Retail Group Co. Ltd.	126,335
156,000	Jiangnan Group Ltd.	22,117
42,000	Jiangsu Expressway Co. Ltd. - H Shares	52,670
161,000	Jiangxi Copper Co. Ltd. - H Shares	279,300
1,235,000	Kaisa Group Holdings Ltd.(b)(c)(d)	46,558
116,000	Kingdee International Software Group Co. Ltd.(b)	44,403
373,000	KWG Property Holding Ltd.	215,371
106,000	Lenovo Group Ltd.	69,811
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(b)	32,722

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
128,000	Lifetech Scientific Corp.(b)	$29,365
7,800	Livzon Pharmaceutical Group, Inc.	44,937
74,000	Logan Property Holdings Co. Ltd.	30,138
495,500	Longfor Properties Co. Ltd.	716,533
460,000	Lonking Holdings Ltd.	121,538
130,000	Maanshan Iron & Steel Co. Ltd. - H Shares(b)	47,919
512,000	Maoye International Holdings Ltd.(b)	52,131
5,379,000	Microport Scientific Corp.(b)(d)	4,007,091
4,141,000	Microport Scientific Corp.(b)	3,084,842
92,000	Minth Group Ltd.	298,805
1,414	New Oriental Education & Technology Group, Inc. - ADR(b)	67,236
80,000	NVC Lighting Holdings Ltd.	9,692
54,000	O-Net Technologies Group Ltd.(b)	28,744
49,800	Pacific Online Ltd.	13,158
197,000	Powerlong Real Estate Holdings Ltd.	58,144
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,715
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,271
3,828,145	Renhe Commercial Holdings Co. Ltd.(b)	97,691
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(b)	38,338
922,980	Semiconductor Manufacturing International Corp.(b)	1,272,846
57,500	Shandong Chenming Paper Holdings Ltd. - H Shares	65,957
28,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	18,369
18,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	61,755
229,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	61,749
107,400	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	274,905
32,000	Shenzhen Expressway Co. Ltd. - H Shares.	29,283
56,000	Shenzhou International Group Holdings Ltd.	346,802
706,381	Shui On Land Ltd.	149,308
64,000	Sichuan Expressway Co. Ltd. - H Shares.	24,416
360,000	Sihuan Pharmaceutical Holdings Group Ltd.	106,252
46,500	Sino Grandness Food Industry Group Ltd.	8,578
1,379,062	Sino-Ocean Land Holdings Ltd.	597,204
Shares		Value
CHINA (continued)
119,000	Sinopec Engineering Group Co. Ltd.	$96,625
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	139,154
3,295,200	Sinosoft Technology Group Ltd.	1,032,019
405,000	Sinotrans Ltd. - H Shares	169,122
270,500	Sinotruk Hong Kong Ltd.	204,298
307,000	SOHO China Ltd.	155,896
6,000	Springland International Holdings Ltd.	1,083
352,000	Sunac China Holdings Ltd.	313,941
1,333,000	Sunny Optical Technology Group Co. Ltd.	7,859,974
36,000	Tian Shan Development Holdings Ltd.	15,358
340,000	Tiangong International Co. Ltd.	46,888
152,000	Tianneng Power International Ltd.	134,390
186,000	Tingyi Cayman Islands Holding Corp.	212,156
1,533,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,742,404
22,800	Tonly Electronics Holdings Ltd.	11,901
727,500	Travelsky Technology Ltd. - H Shares	1,640,858
210,000	Trigiant Group Ltd.	30,043
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,057
20,000	Tsingtao Brewery Co. Ltd. - H Shares	80,166
63,400	Uni-President China Holdings Ltd.	48,537
124,000	Universal Health International Group Holding Ltd.(b)	5,274
1,678	Vipshop Holdings Ltd. - ADR(b)	18,995
178,000	Want Want China Holdings Ltd.	127,554
119,000	Weichai Power Co. Ltd. - H Shares	211,654
496,000	Welling Holding Ltd.	100,365
738,000	West China Cement Ltd.(b)	101,775
582,000	Wuzhou International Holdings Ltd.(b)	58,508
564,000	Xiamen International Port Co. Ltd. - H Shares	110,490
74,000	Xingda International Holdings Ltd.	36,052
45,600	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	76,638
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	33,282
212,000	Xinyi Solar Holdings Ltd.	73,500
149,000	XTEP International Holdings Ltd.	63,180
52,000	Yanzhou Coal Mining Co. Ltd. - H Shares	40,949

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
CHINA (continued)
4,845,000	Yestar International Holdings Co. Ltd.	$2,422,843
49,500	Youyuan International Holdings Ltd.(b)	12,632
370,000	Yuanda China Holdings Ltd.(b)	8,107
1,563,000	Yuzhou Properties Co. Ltd.	513,688
359,760	Yuzhou Properties Co. Ltd.	118,237
51,000	Zall Development Group Ltd.(b)	33,194
72,500	Zhaojin Mining Industry Co. Ltd. - H Shares	64,007
74,000	Zhejiang Expressway Co. Ltd. - H Shares	74,678
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
166,000	Zhong An Real Estate Ltd.(b)	13,051
23,000	Zhongsheng Group Holdings Ltd.	28,695
24,000	Zhuzhou CRRC Times Electric Co. Ltd.	137,648
43,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	21,891
		61,628,194
CURACAO — 0.1%
71,060	Mouwasat Medical Services Co.(b)	2,732,257
DENMARK — 0.4%
13,506	ALK-Abello A/S	1,990,083
26,508	Alm Brand A/S	207,802
8,231	Amagerbanken A/S(b)(c)(d)	0
1,801	Ambu A/S - B Shares	76,998
1,663	Bang & Olufsen A/S(b)	24,263
2,210	Bavarian Nordic A/S(b)	86,623
1,079	Brodrene Hartmann A/S	57,565
141,805	Chr. Hansen Holding A/S	8,646,081
3,078	D/S Norden A/S(b)	54,737
10,570	Dfds A/S	516,497
23,297	DSV A/S	1,130,954
7,093	FLSmidth & Co. A/S	329,296
66,435	GN Store Nord A/S	1,482,345
8,562	H. Lundbeck A/S(b)	366,919
1,804	H+H International A/S - Class B(b)	20,034
825	Harboes Bryggeri A/S - Class B	16,827
2,037	IC Group A/S	42,287
56,231	ISS A/S	1,997,507
17,993	Jyske Bank A/S	924,667
11,925	Matas A/S	173,981
6,510	NKT Holding A/S	502,300
1,101	Nordjyske Bank A/S	19,020
10,150	Per Aarsleff A/S	262,280
1,300	Ringkjoebing Landbobank A/S	283,271
1,648	Rockwool International A/S - Class B	293,788
9,265	Royal Unibrew A/S	351,450
Shares		Value
DENMARK (continued)
7,654	Santa Fe Group A/S(b)	$64,446
7,068	Schouw & Co.	533,041
8,811	SimCorp A/S	451,010
1,324	Solar A/S - Class B	71,404
21,891	Spar Nord Bank A/S	255,029
21,662	Sydbank A/S	716,988
219,403	TDC A/S(b)	1,154,593
21,852	TK Development A/S(b)	30,771
16,542	Topdanmark A/S(b)	435,136
18,025	Tryg A/S	344,096
16,000	William Demant Holding A/S(b)	299,167
		24,213,256
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	287,377
FINLAND — 0.3%
2,873	Ahlstrom Oyj	42,924
872	Aktia Bank Oyj	10,053
10,210	Amer Sports Oyj	270,804
1,322	Atria Oyj	16,483
361	BasWare Oyj(b)	12,821
7,725	Bittium Oyj	50,952
11,384	Cargotec Oyj - Class B	545,881
26,892	Caverion Corp.	215,693
32,219	Citycon Oyj	80,065
2,317	Comptel Oyj	5,803
12,673	Cramo Oyj	315,337
29,832	Elisa Oyj	1,005,725
16,218	Finnair Oyj(b)	70,905
7,981	Fiskars Oyj Abp	155,252
8,344	F-Secure Oyj	29,184
4,792	HKScan Oyj - A Shares	16,295
21,678	Huhtamaki Oyj	795,652
36,532	Kemira Oyj	457,858
9,291	Kesko OYJ - B Shares	469,891
2,280	Kesko Oyj - Class A	105,859
12,022	Konecranes Oyj	471,744
9,896	Lassila & Tikanoja Oyj	205,110
745	Lemminkainen Oyj	14,524
75,818	Metsa Board Oyj	518,085
28,994	Metso Oyj	890,775
51,836	Neste Oyj	1,805,181
15,813	Nokian Renkaat Oyj	592,678
2,393	Olvi Oyj - Class A	73,106
27,474	Oriola-KD Oyj - Class B	130,200
6,792	Orion Oyj - Class A	314,396
21,898	Orion Oyj - Class B	1,019,314
58,724	Outokumpu Oyj(b)	524,576
25,811	Outotec Oyj(b)	146,699
7,716	PKC Group Oyj	194,993
420	Ponsse Oyj	10,791
38,176	Raisio Oyj - V Shares	143,415
22,193	Ramirent Oyj	165,307
32,530	Sanoma Oyj	295,679
2,082	SRV Group Plc	11,800

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
FINLAND (continued)
3,082	Stockmann OYJ Abp - Class B(b)	$23,589
293,089	Stora Enso Oyj - Class R	3,328,436
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	1,005
7,035	Technopolis Oyj	23,391
11,475	Tieto Oyj	317,859
8,844	Tikkurila Oyj	180,346
15,354	Uponor Oyj	277,627
3,684	Vaisala Oyj - Class A	136,805
14,981	Valmet Oyj	236,597
15,103	Wartsila Oyj Abp	757,310
32,499	YIT Oyj	257,859
		17,742,634
FRANCE — 1.4%
24,178	Accor SA	978,891
5,058	Actia Group	49,906
17,052	Air France-KLM(b)	90,143
1,984	Akka Technologies SA	80,636
8,106	Albioma SA	138,257
6,803	Alstom SA(b)	192,777
327	Altarea SCA REIT	61,810
5,734	Alten SA	427,102
25,305	Altran Technologies SA	374,378
4,393	APRIL SA	56,433
35,335	Arkema SA	3,486,392
4,208	Assystem.	133,460
38,573	Atos SE	4,101,101
560	Axway Software SA	17,471
4,971	Beneteau SA	61,175
1,991	BioMerieux	314,442
72,366	Boiron SA(d)	6,679,217
8,998	Bonduelle SCA	232,053
4,028	Bourbon SA	48,439
33,357	Bureau Veritas SA	652,484
158	Burelle SA	172,268
12,743	Casino Guichard Perrachon SA	686,431
1,749	Cegedim SA(b)	49,108
548	CGG SA(b)	5,502
9,650	Chargeurs SA	188,969
3,649	Cie des Alpes	76,261
3,058	Coface SA(b)	19,741
56,117	Derichebourg SA	258,065
1,675	Devoteam SA	105,398
5,553	Edenred	120,879
24,093	Eiffage SA	1,731,648
410	Electricite de Strasbourg SA	47,619
6,919	Elior Participations SCA	154,610
1,730	Elis SA	30,973
1,370	Eramet(b)	78,679
779	Esso SA Francaise(b)	34,882
34,332	Etablissements Maurel et Prom(b)	157,141
4,816	Euler Hermes Group	434,576
1,226	Exel Industries SA - Class A	105,229
Shares		Value
FRANCE (continued)
1,633	Faiveley Transport SA	$176,601
23,531	Faurecia	1,020,519
1,757	Fonciere Des Regions REIT	146,140
23,588	Gaztransport Et Technigaz SA	972,574
1,825	Gecina SA REIT	235,033
4,424	GL Events	86,727
1,240	Groupe Crit	98,667
66,814	Groupe Eurotunnel SE	620,789
4,051	Groupe Fnac SA(b)(e)	262,385
1,024	Groupe Fnac SA(b)(e)	66,321
1,569	Groupe Open	41,327
1,572	Guerbet	135,877
2,937	Haulotte Group SA	47,716
26,272	Havas SA	236,132
1,746	ICADE REIT	123,493
301	ID Logistics Group(b)	46,299
10,951	Imerys SA	878,468
84,597	Ingenico Group SA	7,128,668
1,475	Interparfums SA	44,743
5,550	Ipsen SA	429,573
10,952	IPSOS	362,544
6,546	Jacquet Metal Service	149,455
7,047	JCDecaux SA	225,099
317,291	Korian SA	9,076,711
40,363	Lagardere SCA	1,011,308
863	Laurent-Perrier	64,281
740	Le Belier	34,566
1,830	Le Noble Age	75,760
3,616	Lectra	70,224
1,180	Linedata Services	60,455
224,236	LISI(d)	8,111,565
438	Maisons France Confort SA	23,641
3,615	Manitou BF SA	82,536
576	Mersen	14,115
6,820	Metropole Television SA	133,956
5,327	MGI Coutier	149,744
1,975	Mr Bricolage	25,797
1,247	Naturex(b)	116,172
11,769	Neopost SA	388,637
8,744	Nexans SA(b)	506,979
6,068	Nexity SA	297,783
511	NRJ Group(b)	5,720
5,591	Oeneo SA	49,793
4,198	Onxeo SA(b)(e)	12,145
3,092	Onxeo SA(b)(e)	8,977
4,524	Orpea	368,230
1,064	Parrot SA(b)	9,935
2,566	Pierre & Vacances SA(b)	116,368
11,853	Plastic Omnium SA	401,775
506	Plastivaloire	73,195
577	PSB Industries SA	32,794
7,664	Rallye SA	170,017
468	Remy Cointreau SA	42,483
27,515	Rexel SA	478,360
963	Rothschild & Co.	27,808
138,029	Rubis SCA	11,613,300

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
FRANCE (continued)
6,138	Sartorius Stedim Biotech	$371,056
2,137	Savencia SA	169,004
50,206	SCOR SE	1,699,368
6,771	SEB SA	851,903
708	Seche Environnement SA	23,066
2,944	Societe BIC SA	384,705
320	Societe Internationale de Plantations d’Heveas SA(b)	21,866
13,102	Societe Television Francaise 1	144,124
517	Somfy SA	222,684
2,996	Sopra Steria Group	347,191
16,115	Ste Industrielle d’Aviation Latecoere SA(b)	75,326
1,615	Stef SA	138,897
25,453	Suez Environnement Co.	385,497
1,087	Sword Group	36,083
4,320	Synergie SA	178,331
2,499	Tarkett SA	97,036
48,862	Technicolor SA	209,405
15,168	Teleperformance SA	1,622,821
318	Tessi SA	50,463
260	Thermador Groupe	23,262
1,951	Trigano SA	174,808
46,170	UBISOFT Entertainment(b)	1,516,156
63,349	Vallourec SA(b)	449,430
1,621	Valneva SE(b)	4,847
602	Vetoquinol SA	32,493
7,105	Vicat SA	431,508
2,732	Vilmorin & Cie SA	183,323
596	Virbac SA(b)	109,794
449	Vranken - Pommery Monopole SA	10,809
340	Worldline S.A.(b)	9,167
6,029	Zodiac Aerospace	182,884
		79,982,133
GABON — 0.0%
52	Total Gabon	9,200
GERMANY — 1.7%
13,680	Aareal Bank AG	527,943
2,745	Adler Modemaerkte AG	14,271
23,898	ADVA Optical Networking SE(b)	199,522
20,551	AIXTRON SE(b)	75,739
4,617	Allgeier SE	89,988
6,126	Alstria Office REIT AG	76,480
752	Amadeus Fire AG	59,261
9,471	Aurubis AG	557,003
12,739	Axel Springer SE	669,989
310	Basler AG	20,065
1,588	Bauer AG	24,000
4,494	BayWa AG	152,404
2,465	Bechtle AG	249,653
669	Bertrandt AG	66,593
495	Bijou Brigitte AG	29,908
2,505	Biotest AG	47,309
Shares		Value
GERMANY (continued)
256	Biotest AG - Preference Shares	$4,431
26,471	Borussia Dortmund GmbH & Co. KGaA	152,136
25,055	Brenntag AG	1,453,506
2,756	CANCOM SE	129,075
6,532	Carl Zeiss Meditec AG	243,659
2,761	CENIT AG	59,491
4,110	CENTROTEC Sustainable AG	70,900
3,390	Cewe Stiftung & Co. KGaA	275,343
7,896	Comdirect Bank AG	82,979
39,273	Commerzbank AG	339,715
4,097	CompuGroup Medical SE	160,988
5,206	Constantin Medien AG(b)	10,650
9,051	CTS Eventim AG & Co KGaA	313,685
73,328	Deutsche Lufthansa AG	976,414
28,878	Deutsche Wohnen AG	939,583
39,243	Deutz AG	259,982
1,078	Dic Asset AG	10,648
8,834	DMG Mori AG	425,989
2,100	Dr Hoenle AG	65,742
940	Draegerwerk AG & Co. KGaA	66,252
2,484	Draegerwerk AG & Co. KGaA - Preference Shares	217,630
6,958	Drillisch AG	321,630
94,158	Duerr AG	8,134,576
1,537	Eckert & Ziegler AG	42,310
6,212	Elmos Semiconductor AG	97,034
5,392	ElringKlinger AG	95,430
175,224	Fielmann AG	12,226,998
1,910	First Sensor AG(b)	28,227
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,178,932
25,028	Freenet AG	750,016
7,844	Fuchs Petrolub SE	330,915
7,977	Fuchs Petrolub SE - Preference Shares	364,168
28,204	GEA Group AG	1,164,269
10,704	Gerresheimer AG	869,169
9,341	Gerry Weber International AG	108,500
6,342	Gesco AG	156,539
2,596	GFK SE	122,044
2,873	GFT Technologies SE	59,935
5,876	Grammer AG	330,606
1,925	Grenkeleasing AG	321,370
3,022	H&R AG(b)	50,402
4,739	Hamborner AG REIT	45,791
2,835	Hamburger Hafen und Logistik AG	57,673
71,944	Heidelberger Druckmaschinen AG(b)	188,180
7,851	Hella KGaA Hueck & Co.	319,515
3,483	Hochtief AG	494,241
1,609	Hornbach Baumarkt AG	49,659
678	HUGO BOSS AG	43,402
9,402	Indus Holding AG	535,590
1,165	Isra Vision AG	140,854

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
GERMANY (continued)
11,957	Jenoptik AG	$228,401
9,534	Jungheinrich AG	292,859
14,872	K+S AG	376,315
16,064	KION Group AG	976,308
19,662	Kloeckner & Co. SE(b)	255,976
1,986	Koenig & Bauer AG(b)	105,373
4,047	Kontron AG(b)	12,731
2,229	Krones AG	227,364
210	KSB AG	81,724
425	KWS Saat SE	133,233
52,769	Lanxess AG	3,825,161
3,023	Leg Immobilien AG	237,115
798	Leifheit AG	52,040
10,669	Leoni AG	426,944
2,628	LPKF Laser & Electronics AG(b)	20,216
830	Manz AG(b)	34,894
69,610	Metro AG	2,375,314
7,391	MLP AG	38,138
152,665	MTU Aero Engines AG	18,227,181
228	MVV Energie AG	5,385
5,477	Nemetschek SE	279,541
2,244	Nexus AG	47,673
120,526	NORMA Group SE	5,361,120
1,895	OHB SE	38,990
38,202	OSRAM Licht AG	2,211,662
15,324	Patrizia Immobilien AG(b)	246,067
1,780	Pfeiffer Vacuum Technology AG	192,921
8,040	PNE Wind AG	18,704
736	Progress-Werk Oberkirch AG	30,787
11,212	ProSiebenSat.1 Media SE	475,422
484	Puma SE	147,078
870	R Stahl AG	27,236
11,329	Rational AG	5,136,482
19,717	Rheinmetall AG	1,507,802
59,585	RHOEN-KLINIKUM AG	1,628,320
6,892	RIB Software AG	88,015
233,027	RWE AG(b)	3,082,794
19,824	SAF-Holland SA	300,565
9,704	Salzgitter AG	371,148
2,626	Sartorius AG - Preference Shares	184,261
1,579	Schaltbau Holding AG	56,454
2,624	SHW AG	86,650
7,152	Sixt SE	371,053
4,730	Sixt SE - Preference Shares	193,622
977	Softing AG	13,004
16,990	Software AG	611,391
35,155	Stada Arzneimittel AG	1,802,436
655	Sto Se & CO KGAA	66,677
159	STRATEC Biomedical AG	8,359
7,241	Stroeer SE & Co. KGaA	355,660
22,636	Suedzucker AG	596,964
4,961	Suess MicroTec AG(b)	40,851
1,770	Surteco SE	45,170
16,341	Symrise AG	981,677
Shares		Value
GERMANY (continued)
7,410	TAG Immobilien AG	$99,909
13,088	Takkt AG	292,179
13,953	Talanx AG	478,606
423	Technotrans AG	11,187
4,463	Tom Tailor Holding AG(b)	26,498
4,964	Tomorrow Focus AG(b)	13,611
5,098	United Internet AG	212,951
3,994	VERBIO Vereinigte BioEnergie AG	45,250
4,362	Villeroy & Boch AG	68,278
1,793	Vossloh AG(b)	115,417
8,065	VTG AG	267,716
9,072	Wacker Chemie AG	1,092,929
8,248	Wacker Neuson SE	135,204
1,136	Washtec AG	64,075
7,886	Wirecard AG	381,467
363	XING AG	70,927
		95,662,333
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	66,177
GREECE — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
42,339	Intralot SA-Integrated Lottery Systems & Services(b)	49,362
22,848	Proton Bank SA(b)(c)(d)	0
3,738	Sarantis SA	41,603
12,534	T Bank SA(b)(c)(d)	0
2,904	Terna Energy SA	8,715
647	Thessaloniki Port Authority SA	13,613
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		113,293
GUERNSEY — 0.0%
2,352	Amdocs Ltd.	138,086
5,739	Raven Russia Ltd.(b)	3,429
		141,515
HONG KONG — 1.2%
375,000	Agritrade Resources Ltd.	69,597
440,000	Alibaba Pictures Group Ltd.(b)	74,289
22,000	Allied Group Ltd.	114,836
1,415,693	Allied Properties HK Ltd.	317,481
138,000	AMVIG Holdings Ltd.	47,489
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	4,839
182,250	APT Satellite Holdings Ltd.	91,843
144,000	Asia Financial Holdings Ltd.	71,453
34,500	Asia Satellite Telecommunications Holdings Ltd.(b)	43,309
296,200	ASM Pacific Technology Ltd.	3,607,586
74,000	Associated International Hotels Ltd.	212,685

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
HONG KONG (continued)
275,000	Auto Italia Holdings Ltd.(b)	$4,147
52,000	Beijing Enterprises Holdings Ltd.	260,037
294,000	Beijing Enterprises Water Group Ltd.	204,996
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
218,000	Bossini International Holdings Ltd.	12,503
92,000	Bright Smart Securities & Commodities Group Ltd.	31,659
355,000	Brightoil Petroleum Holdings Ltd.	109,809
160,000	Brilliance China Automotive Holdings Ltd.	226,424
56,897	Brilliant Circle Holdings International Ltd.	10,193
1,644,354	Brockman Mining Ltd.(b)	27,551
608,000	Burwill Holdings Ltd.(b)	15,437
496,791	C C Land Holdings Ltd.	151,107
44,000	Cafe de Coral Holdings Ltd.	146,309
92,000	Carrianna Group Holdings Co. Ltd.	9,012
152,000	Cathay Pacific Airways Ltd.	206,483
166,800	Century City International Holdings Ltd.	11,609
1,604,275	Champion Technology Holdings Ltd.(b)	25,846
132,446	Cheuk Nang Holdings Ltd.	95,593
85,873	Chevalier International Holdings Ltd.	133,476
398,000	China Aerospace International Holdings Ltd.	52,322
207,137	China Agri-Industries Holdings Ltd.(b)	96,108
136,000	China All Access Holdings Ltd .	41,893
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	48,718
950,000	China Ever Grand Financial Leasing Group Co. Ltd.(b)	11,877
56,000	China Everbright International Ltd.	68,278
525,600	China Fiber Optic Network System Group Ltd.(b)(c)(d)	47,419
62,000	China Foods Ltd.	28,128
190,000	China Gas Holdings Ltd.	275,735
130,000	China Glass Holdings Ltd.(b)	14,074
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,671
1,776,000	China Jinmao Holdings Group Ltd.	524,177
10,378,000	China Lumena New Materials Corp.(b)(c)(d)	0
216,000	China Metal International Holdings, Inc.	65,422
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	0
Shares		Value
HONG KONG (continued)
492,557	China New Town Development Co. Ltd.(b)	$24,441
1,110,000	China Oil and Gas Group Ltd.(b)	85,837
24,500	China Overseas Grand Oceans Group Ltd.(b)	8,210
136,000	China Power International Development Ltd.	49,254
22,000	China Power New Energy Development Co. Ltd.	12,533
251,000	China Properties Group Ltd.(b)	61,465
135,102	China Resources Beer Holdings Co. Ltd.(b)	275,118
286,440	China Resources Cement Holdings Ltd.	133,273
70,800	China Resources Gas Group Ltd.	224,475
44,000	China Resources Power Holdings Co. Ltd.	76,104
4,812,920	China Singyes Solar Technologies Holdings Ltd.	2,350,973
946,000	China South City Holdings Ltd.	203,614
1,663,440	China State Construction International Holdings Ltd.	2,718,481
330,800	China Taiping Insurance Holdings Co. Ltd.(b)	729,910
226,000	China Travel International Investment Hong Kong Ltd.	63,499
1,752,000	China Water Affairs Group Ltd.	1,194,510
10,000	Chinese Estates Holdings Ltd.	15,775
103,000	Chow Sang Sang Holdings International Ltd.	196,737
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	28,638
237,500	Chuang’s Consortium International Ltd.	44,997
90,000	CIMC Enric Holdings Ltd.	50,458
485,000	CITIC Resources Holdings Ltd.(b)	71,260
649,000	CITIC Telecom International Holdings Ltd.	212,461
274,000	Citychamp Watch & Jewellery Group Ltd.	62,153
756,000	CK Life Sciences International Holdings, Inc.	66,257
47,000	Clear Media Ltd.	49,187
142,000	CNT Group Ltd.	10,615
177,000	Coastal Greenland Ltd.(b)	5,201
224,007	Comba Telecom Systems Holdings Ltd.	42,440
520,000	Concord New Energy Group Ltd.	28,819
522,729	COSCO Pacific Ltd.	521,456
1,402,000	CP Pokphand Co. Ltd.	164,433
1,109,335	CSI Properties Ltd.	47,897
84,924	Dah Sing Banking Group Ltd.	166,370
60,678	Dah Sing Financial Holdings Ltd.	470,008

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
HONG KONG (continued)
80,000	Dawnrays Pharmaceutical Holdings Ltd.	$48,976
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	2,063
165,000	Digital China Holdings Ltd.	144,608
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,758
92,000	Eagle Nice International Holdings Ltd.	25,849
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
220,000	Emperor Entertainment Hotel Ltd.	51,605
386,416	Emperor International Holdings Ltd.	91,139
218,000	Esprit Holdings Ltd.(b)	170,547
220,000	EVA Precision Industrial Holdings Ltd.	29,772
9,500	Fairwood Holdings Ltd.	35,508
585,595	Far East Consortium International Ltd.	254,347
200,000	Far East Horizon Ltd.	183,016
790,000	First Pacific Co. Ltd.	600,729
168,000	First Shanghai Investments Ltd.	25,550
30,000	Fountain SET Holdings Ltd.	4,021
717,500	Fullshare Holdings Ltd.	303,316
318,000	GCL New Energy Holdings Ltd.	16,394
2,375,000	GCL-Poly Energy Holdings Ltd.	309,161
116,000	Genting Hong Kong Ltd.(b)	34,087
60,150	Get Nice Financial Group Ltd.	7,287
2,406,000	Get Nice Holdings Ltd.	83,726
266,000	Giordano International Ltd.	144,332
1,758,000	Global Brands Group Holding Ltd.(b)	222,047
1,325,000	Glorious Property Holdings Ltd.(b)	126,371
220,000	Gold Peak Industries Holdings Ltd.	22,400
180,000	Goldbond Group Holdings Ltd.	6,148
118,000	Goldlion Holdings Ltd.	46,994
16,000	Good Friend International Holdings, Inc.	3,609
122,000	Guangdong Investment Ltd.	151,735
14,000	Guoco Group Ltd.	157,883
155,600	Guotai Junan International Holdings Ltd.	51,339
83,000	Haier Electronics Group Co. Ltd.	146,554
412,331	Haitong International Securities Group Ltd.	232,235
211,000	Hang Lung Group Ltd.	811,758
133,267	Hanison Construction Holdings Ltd.	23,875
114,000	Harbour Centre Development Ltd.	211,283
245,400	Hengdeli Holdings Ltd.(b)	30,679
4,808,565	HKBN Ltd.(d)	5,862,819
Shares		Value
HONG KONG (continued)
48,441	HKC Holdings Ltd.(b)	$25,285
90,000	Hon Kwok Land Investment Co. Ltd.	41,179
2,400	Hong Kong Aircraft Engineering Co. Ltd.	16,549
253,651	Hongkong & Shanghai Hotels Ltd. (The)	283,109
267,700	Hongkong Chinese Ltd.	50,373
12,650	Hopewell Highway Infrastructure Ltd.	6,685
135,500	Hopewell Holdings Ltd.	485,494
138,000	Hopson Development Holdings Ltd.	122,190
188,000	Hsin Chong Construction Group Ltd.(b)	8,965
220,000	Hua Han Health Industry Holdings Ltd. (b)(c)(d)	11,271
71,631	Hung Hing Printing Group Ltd.	12,002
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	171,163
44,000	Hysan Development Co. Ltd.	201,317
335,000	I-CABLE Communications Ltd.(b)	41,881
175,500	International Standard Resources Holdings Ltd.(b)	949
175,000	IPE Group Ltd.	47,365
28,266	IRC Ltd.(b)	1,457
398,000	IT Ltd.	164,660
95,905	ITC Properties Group Ltd.	39,678
65,000	Jinhui Holdings Co. Ltd.(b)	8,796
95,125	Johnson Electric Holdings Ltd.	253,784
434,000	Ju Teng International Holdings Ltd.	140,399
84,000	Kader Holdings Co. Ltd.	8,661
1,940,000	Kai Yuan Holdings Ltd.(b)	21,253
8,000	Keck Seng Investments	5,826
153,000	Kerry Logistics Network Ltd.	197,982
206,000	Kerry Properties Ltd.	585,431
150,200	Kingboard Chemical Holdings Ltd.	518,806
379,500	Kingboard Laminates Holdings Ltd.	418,683
74,000	Kingmaker Footwear Holdings Ltd.	20,696
1,428,000	Kingston Financial Group Ltd.	633,121
344,000	Ko Yo Chemical Group Ltd.(b)	9,045
328,000	Kowloon Development Co. Ltd.	309,446
956,000	Kunlun Energy Co. Ltd.	766,387
2,159,000	Lai Fung Holdings Ltd.	53,426
2,074,750	Lai Sun Development Co. Ltd.	44,656
603,200	Lai Sun Garment International Ltd.	129,053
9,000	Lam Soon Hong Kong Ltd.	10,440
68,000	Landsea Green Properties Co. Ltd.	5,697
127,600	Le Saunda Holdings Ltd.	26,806
24,000	Lee & Man Chemical Co. Ltd.	8,383

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
HONG KONG (continued)
477,200	Lee & Man Paper Manufacturing Ltd.	$431,140
15,000	Lee’s Pharmaceutical Holdings Ltd.	13,185
272,000	Li & Fung Ltd.	118,491
131,000	Lifestyle China Group Ltd.(b)	30,729
55,500	Lifestyle International Holdings Ltd.	71,388
650,964	Link REIT (The)	4,459,232
36,000	Liu Chong Hing Investment Ltd.	49,925
170,000	Luen Thai Holdings Ltd.	39,439
106,000	Luk Fook Holdings International Ltd.	312,171
1,298,000	Magnificent Hotel Investment Ltd.	29,778
260,000	Man Wah Holdings Ltd.	166,879
3,700	Mandarin Oriental International Ltd.	4,625
820,000	Master Glory Group Ltd.	21,454
65,000	Melco International Development Ltd.	98,854
162,000	Midland Holdings Ltd.(b)	41,132
810,000	Midland IC&L Ltd.(b)	5,637
429,000	Mingfa Group International Co. Ltd.(b)(c)(d)	39,191
344,000	Minmetals Land Ltd.	41,233
39,000	Miramar Hotel & Investment Co. Ltd.	82,434
361,500	Neo-Neon Holdings Ltd.(b)	51,717
440,000	Newocean Energy Holdings Ltd.	119,656
362,000	Next Digital Ltd.(b)	17,263
386,000	Nine Dragons Paper Holdings Ltd.	446,749
361,100	Noble Group Ltd.(b)	43,813
347,627	NWS Holdings Ltd.	626,355
9,500	Orient Overseas International Ltd.	49,282
118,000	Overseas Chinese Town Asia Holdings Ltd.	46,385
1,340,246	Pacific Andes International Holdings Ltd. (b)(c)(d)	4,733
62,000	Pacific Basin Shipping Ltd.	11,587
105,000	Pacific Textile Holdings Ltd.	116,112
201,240	Paliburg Holdings Ltd.	65,101
42,000	PAX Global Technology Ltd.	29,447
4,390,750	PCCW Ltd.	2,671,041
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
154,000	Phoenix Satellite Television Holdings Ltd.	26,795
368,000	Pico Far East Holdings Ltd.	123,316
54,000	Playmates Holdings Ltd.	74,330
36,000	Playmates Toys Ltd.	6,821
268,000	Poly Property Group Co. Ltd.(b)	104,659
Shares		Value
HONG KONG (continued)
460,000	Polytec Asset Holdings Ltd.	$29,051
132,000	Pou Sheng International Holdings Ltd.	30,113
78,000	Public Financial Holdings Ltd.	34,080
442,000	PYI Corp. Ltd.(b)	10,083
314,200	Regal Hotels International Holdings Ltd.	172,915
5,581,033	REXLot Holdings Ltd.(b)	99,264
194,132	SA SA International Holdings Ltd.	77,564
116,000	SAS Dragon Holdings Ltd.	23,323
30,000	SEA Holdings Ltd.	71,608
131,516	Shanghai Industrial Holdings Ltd.	355,110
577,000	Shanghai Industrial Urban Development Group Ltd.	151,707
1,190,000	Shanghai Zendai Property Ltd.(b)	19,018
234,000	Shangri-La Asia Ltd.	260,875
120,000	Shenwan Hongyuan HK Ltd.	53,358
232,184	Shenzhen International Holdings Ltd.	334,560
344,956	Shenzhen Investment Ltd.	140,936
407,629	Shimao Property Holdings Ltd.	548,486
1,214,000	Shougang Concord International Enterprises Co. Ltd.(b)	41,463
2,638,000	Shougang Fushan Resources Group Ltd.	516,795
23,826	Shun Ho Tech Holdings Ltd.	8,721
652,000	Singamas Container Holdings Ltd.(b)	73,949
1,134,000	Sino Biopharmaceutical Ltd.	898,852
2,225,000	Sino Oil And Gas Holdings Ltd.(b)	54,773
400,000	Sinofert Holdings Ltd.	67,020
38,000	SIS International Holdings(d)	19,664
61,000	SITC International Holdings Co. Ltd.	38,130
58,000	Sitoy Group Holdings Ltd.	14,801
56,000	SJM Holdings Ltd.	44,749
523,224	Skyworth Digital Holdings Ltd.	347,292
887,986	SmarTone Telecommunications Holding Ltd.	1,224,587
291,934	SMI Holdings Group Ltd.	27,467
64,843	SOCAM Development Ltd.(b)	23,567
1,740,000	South China Holdings Co. Ltd.(b)	78,491
144,000	Sparkle Roll Group Ltd.(b)	12,992
1,073,428	SRE Group Ltd.(b)	27,116
3,544,010	SSY Group Ltd.	1,141,918
73,500	Stella International Holdings Ltd.	112,350
204,000	Success Universe Group Ltd.(b)	5,784
251,000	Sun Art Retail Group Ltd.	252,977
271,801	Sun Hung Kai & Co. Ltd.	177,957
49,000	TAI Cheung Holdings Ltd.	44,713
414,000	TCC International Holdings Ltd.	100,313

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
HONG KONG (continued)
56,000	TCL Multimedia Technology Holdings Ltd.(b)	$26,705
42,800	Television Broadcasts Ltd.	164,384
93,500	Texhong Textile Group Ltd.	129,665
132,000	Texwinca Holdings Ltd.	84,723
185,800	Tian An China Investment Co. Ltd.	107,521
970,000	Tianjin Port Development Holdings Ltd.	150,021
130,000	Tibet Water Resources Ltd.	55,962
2,380,000	Titan Petrochemicals Group Ltd.(b)	32,822
138,026	Tomson Group Ltd.	56,037
390,000	Tongda Group Holdings Ltd.	109,577
62,000	Top Spring International Holdings Ltd.	20,377
44,000	Towngas China Co. Ltd.	24,045
406,000	TPV Technology Ltd.	74,828
58,000	Tradelink Electronic Commerce Ltd.	11,811
80,800	Transport International Holdings Ltd.	237,436
102,000	Trinity Ltd.(b)	7,756
368,000	Truly International Holdings Ltd.	150,826
233,000	TSC Group Holdings Ltd.(b)	34,835
2,164,000	United Energy Group Ltd.(b)	118,535
288,500	United Laboratories International Holdings Ltd. (The)(b)	180,338
44,000	Up Energy Development Group Ltd.(b)(c)(d)	274
101,100	Valuetronics Holdings Ltd.	39,454
159,000	Varitronix International Ltd.	71,519
152,000	Vitasoy International Holdings Ltd.	296,207
483,600	VST Holdings Ltd.	170,157
290,300	VTech Holdings Ltd.	3,610,557
90,622	Wasion Group Holdings Ltd.	50,223
68,000	Wing On Co. International Ltd.	215,598
220,000	Wing Tai Properties Ltd.	134,968
450,000	Xinyi Glass Holdings Ltd.	406,565
30,000	YGM Trading Ltd.	28,883
73,500	Yingde Gases Group Co. Ltd.	44,713
84,000	Yip’s Chemical Holdings Ltd.	34,644
1,382,934	Yue Yuen Industrial Holdings Ltd.	5,061,971
480,946	Yuexiu Property Co. Ltd.	70,664
34,191	Yuexiu Transport Infrastructure Ltd.	21,769
306,000	Zhuhai Holdings Investment Group Ltd.	46,538
		65,402,627
INDIA — 1.2%
293	3M India Ltd.(b)	51,640
4,102	Aarti Industries	43,429
Shares		Value
INDIA (continued)
642	ABB India Ltd.	$10,369
8,628	ACC Ltd.	179,758
198,763	Adani Power Ltd.(b)	106,200
6,435	Aditya Birla Nuvo Ltd.	128,539
33,300	Aegis Logistics Ltd.	63,439
5,111	AIA Engineering Ltd.	102,028
3,985	Ajanta Pharma Ltd.	100,102
250	Akzo Nobel India Ltd.	5,295
19,534	Alembic Ltd.	10,264
16,192	Alembic Pharmaceuticals Ltd.	133,710
20,161	Allahabad Bank(b)	19,821
1,620	Allcargo Logistics Ltd.	4,186
217,158	Alok Industries Ltd.(b)	10,563
1,082	Alstom India Ltd.(b)	9,249
194,362	Amara Raja Batteries Ltd.	2,572,442
17,157	Ambuja Cements Ltd.	57,923
11,406	Amtek Auto Ltd.(b)	5,666
28,807	Anant Raj Ltd.	18,279
16,348	Andhra Bank	12,205
3,086	Apar Industries Ltd.	28,315
161,686	Apollo Hospitals Enterprise Ltd.	2,931,415
76,659	Apollo Tyres Ltd.	203,836
4,919	Arvind Infrastructure Ltd.(b)	5,238
49,192	Arvind Ltd.	266,969
136,311	Ashok Leyland Ltd.(b)	182,331
1,251	Ashoka Buildcon Ltd.	3,379
1,523	Atul Ltd.	50,953
17,706	Aurobindo Pharma Ltd.(b)	177,934
3,198	Bajaj Corp. Ltd.	17,587
32,380	Bajaj Finance Ltd.	494,875
12,411	Bajaj Finserv Ltd.	593,769
18,091	Bajaj Holdings & Investment Ltd.	533,157
15,043	Balkrishna Industries Ltd.	248,732
45,240	Ballarpur Industries Ltd.(b)	10,236
14,568	Balmer Lawrie & Co. Ltd.	48,292
30,184	Balrampur Chini Mills Ltd.	63,042
58,998	Bank of Baroda(b)	143,614
33,912	Bank of India(b)	58,807
17,071	Bank of Maharashtra(b)	8,341
811	BASF India Ltd.	15,612
5,028	Bata India Ltd.	35,532
1,167	BEML Ltd. - Partly Paid Shares	20,707
933,057	Berger Paints India Ltd.	2,908,712
5,913	Bharat Electronics Ltd.(b)	134,218
5,737	Bharat Forge Ltd.(b)	78,806
57,633	Bharat Heavy Electricals Ltd.	116,421
21,658	Bharti Retail Ltd.(b)	55,322
7,878	Biocon Ltd.	117,389
5,808	Birla Corp. Ltd.	63,092
22,287	Blue Dart Express Ltd.(d)	1,430,448
1,021	Britannia Industries Ltd.	47,110
16,510	Cadila Healthcare Ltd.	85,306
37,970	Cairn India Ltd.(b)	154,745
15,123	Canara Bank(b)	63,249
7,476	Carborundum Universal Ltd.	28,094

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
INDIA (continued)
4,314	Ceat Ltd.	$74,307
532,292	Century Plyboards India Ltd.(b)	1,538,151
6,416	Century Textiles & Industries Ltd.	79,665
3,805	CESC Ltd.	41,398
58,225	Chambal Fertilizers and Chemicals Ltd.	69,086
56,756	Chennai Super Kings Cricket Ltd.(c)(d)	353
8,388	Cipla Ltd.	71,133
36,243	City Union Bank Ltd.	80,157
7,502	Colgate-Palmolive India Ltd.	98,152
2,821	Container Corp. of India Ltd.	49,291
10,814	Coromandel International Ltd.	49,986
41,645	Corp. Bank(b)	26,487
21,138	Cox & Kings Ltd.	60,630
58,719	Crisil Ltd.(d)	1,792,425
23,809	Crompton Greaves Consumer Electricals Ltd.(b)	67,151
28,811	Crompton Greaves Ltd.(b)	27,306
11,310	Cummins India Ltd.	139,856
13,663	Cyient Ltd.	92,829
4,199	Dalmia Bharat Ltd.	113,818
6,484	DB Corp. Ltd.	35,471
18,464	DB Realty Ltd.(b)	10,859
27,921	DCB Bank Ltd.(b)	48,726
7,946	DCM Shriram Ltd.	31,048
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,348
12,047	Delta Corp Ltd.	22,160
43,420	Dena Bank(b)	22,624
28,502	Dewan Housing Finance Corp. Ltd.	119,541
15,060	Divi’s Laboratories Ltd.	155,406
34,985	DLF Ltd.	69,588
5,192	eClerx Services Ltd.	115,671
22,258	EID Parry India Ltd.(b)	92,533
178,333	Emami Ltd.(b)	2,710,415
9,940	Engineers India Ltd.	21,669
8,345	Eros International Media Ltd.(b)	20,633
9,996	Escorts Ltd.	53,571
20,879	Essel Propack Ltd.	74,059
72,861	Exide Industries Ltd.	211,887
247	FAG Bearings India Ltd.	14,439
14,742	FDC Ltd.	46,348
294,564	Federal Bank Ltd.	330,188
4,296	Federal-Mogul Goetze India Ltd.(b)	31,151
14,606	Finolex Cables Ltd.	94,768
14,293	Finolex Industries Ltd.	104,314
667,802	Fortis Healthcare Ltd.(b)	1,808,661
21,658	Future Retail Ltd.	7,039
2,160	GAIL India Ltd.(b)	14,905
7,516	Gateway Distriparks Ltd.	26,621
4,043	GHCL Ltd.	16,510
49	Gillette India Ltd.	3,046
Shares		Value
INDIA (continued)
810	GlaxoSmithKline Consumer Healthcare Ltd.	$61,682
18,031	Glenmark Pharmaceuticals Ltd.	237,556
24,402	GMR Infrastructure Ltd.(b)	4,568
3,837	Godfrey Phillips India, Ltd.	57,161
6,533	Godrej Industries Ltd.	41,286
5,642	Godrej Properties Ltd.(b)	27,497
8,033	Great Eastern Shipping Co. Ltd. (The)	46,017
7,420	Greaves Cotton Ltd.	14,754
770	Greenlam Industries Ltd.	7,159
3,850	Greenply Industries Ltd.	14,831
5,192	Grindwell Norton Ltd.	24,202
10,264	Gujarat Alkalies & Chemicals(b)	56,596
5,390	Gujarat Flourochemicals Ltd.	37,987
10,870	Gujarat Pipavav Port Ltd.	22,423
27,992	Gujarat State Fertilizers & Chemicals Ltd.	44,663
26,093	Gujarat State Petronet Ltd.	58,555
27,765	Hathway Cable & Datacom Ltd.(b)	15,347
25,011	Havells India Ltd.	154,851
11,965	HCL Infosystems Ltd.(b)	10,484
849	HEG Ltd.(b)	2,199
3,695	HeidelbergCement India Ltd.(b)	6,394
21,668	Hexaware Technologies Ltd.	62,134
71,498	Himachal Futuristic Communications Ltd.(b)	14,648
1,739	Himatsingka Seide Ltd.	8,587
106,422	Hindalco Industries Ltd.	297,957
5,961	Hindustan Petroleum Corp. Ltd.	45,807
207	Honeywell Automation India Ltd.	28,918
28,793	Housing Development & Infrastructure Ltd.(b)	26,482
214,635	HSIL Ltd.	913,492
4,443	Huhtamaki PPL Ltd.	16,005
18,902	ICRA Ltd.(d)	1,145,738
82,829	IDBI Bank Ltd.(b)	94,311
96,642	Idea Cellular Ltd.	156,832
53,821	IDFC Bank Ltd.	47,558
73,673	IDFC Ltd.(b)	59,725
73,581	IFCI Ltd.(b)	33,403
77,633	IIFL Holdings Ltd.	338,132
34,426	India Cements Ltd. (The)	73,931
28,813	Indiabulls Housing Finance Ltd.	318,793
14,343	Indian Bank	57,556
9,700	Intellect Design Arena Ltd.(b)	20,259
5,383	Ipca Laboratories Ltd.(b)	42,432
8,799	IRB Infrastructure Developers Ltd.	30,011
8,006	Jagran Prakashan Pvt Ltd.(b)	21,530
79,442	Jain Irrigation Systems Ltd. - DVR	110,536
223,726	Jaiprakash Associates Ltd.(b)	37,593
57,737	Jammu & Kashmir Bank Ltd. (The)	53,912

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
INDIA (continued)
4,032	JBF Industries Ltd.	$13,434
6,226	Jindal Poly Films Ltd.	31,160
29,253	Jindal Saw Ltd.(b)	24,943
37,945	Jindal Steel & Power Ltd.(b)	44,743
2,351	JITF Infralogistics Ltd.(b)(c)(d)	1,067
7,796	JK Lakshmi Cement Ltd.	42,781
13,845	JK Tyre & Industries Ltd.	24,579
47,286	JM Financial Ltd.	47,812
91,795	JSW Energy Ltd.	82,534
168,850	JSW Steel Ltd.	493,148
2,138	Jubilant Foodworks Ltd.	27,610
23,442	Jubilant Organosys Ltd.(b)	231,984
4,478	Kajaria Ceramics Ltd.	38,236
10,037	Kalpataru Power Transmission Ltd.	40,580
292,701	Kansai Nerolac Paints Ltd.	1,486,694
33,756	Karnataka Bank Ltd. (The)	56,745
19,125	Karur Vysya Bank Ltd. (The)	23,538
942	Kaya Ltd.(b)	11,338
16,755	KEC International Ltd.	36,550
24,476	KPIT Technologies Ltd.	46,953
858	KPR Mill Ltd.	7,224
9,361	KRBL Ltd.	51,914
14,276	L&T Finance Holdings Ltd.	20,527
635	Lakshmi Machine Works Ltd.	35,787
51,502	LIC Housing Finance Ltd.	420,207
16,975	Mahindra & Mahindra Financial Services Ltd.	66,829
237	Mahindra Lifespace Developers Ltd.	1,235
549	Manappuram Finance Ltd.	639
13,414	Marico Ltd.	50,862
1,910,170	Marksans Pharma Ltd.	1,061,440
9,054	Max Financial Services Ltd.	75,353
11,396	Max Ltd.	23,516
2,279	Max Ventures & Industries Ltd.(b)	2,222
21,008	MindTree Ltd.	139,496
339	Monsanto India Ltd.	11,422
21,333	Motherson Sumi Systems Ltd.	104,346
11,049	Mphasis Ltd.	91,078
374	MRF Ltd.	284,776
26,185	Mundra Port and Special Economic Zone Ltd.(b)	113,219
600	Muthoot Finance Ltd.	2,703
90,563	Nagarjuna Fertilizers & Chemicals Ltd.	16,819
64,807	NCC Ltd.	79,331
91,063	NHPC Ltd.	38,857
7,886	NIIT Technologies Ltd.	47,668
534	Nilkamal Ltd.	12,946
471,407	NRB Bearings Ltd.(d)	729,918
9,117	Oil India Ltd.	44,298
19,289	OMAXE Ltd.	46,854
1,647	Oracle Financial Sevices Software Ltd.	80,584
Shares		Value
INDIA (continued)
9,573	Oriental Bank of Commerce	$16,375
13,697	Page Industries Ltd.	2,926,226
33,462	Pantaloons Fashions and Retail Ltd(b)	74,007
8,697	Parsvnath Developers Ltd.(b)	1,692
6,026	PC Jeweller Ltd.	33,774
2,621	Persistent Systems Ltd.	22,969
51,330	Petronet LNG Ltd.	282,922
1,475	Pfizer Ltd.	38,701
270,857	Phoenix Mills Ltd. (The)(d)	1,380,534
230,255	PI Industries Ltd.	2,955,185
166,330	Pidilite Industries Ltd.	1,651,164
533	Polaris Consulting & Services Ltd.(b)	1,237
106,936	Power Finance Corp. Ltd.	205,140
14,904	Prestige Estates Projects Ltd.	36,368
1,310	Procter & Gamble Hygiene & Health Care Ltd.	134,275
81,828	PTC India Financial Services Ltd.	50,294
50,411	PTC India Ltd.	62,489
5,166	Punjab National Bank(b)	10,321
610	PVR Ltd.	11,057
36,362	Rain Industries Ltd.	35,641
8,005	Rallis India Ltd.	27,610
16,737	Ramco Cements Ltd. (The)	173,365
4,423	Ratnamani Metals & Tubes Ltd.	43,057
10,560	Raymond Ltd.	77,038
57,342	Redington India Ltd.	86,505
96,927	Reliance Communications Ltd.(b)	48,860
7,440	Reliance Infrastructure Ltd.	56,443
82,336	Reliance Power Ltd.	54,369
38,166	Rolta India Ltd.(b)	36,678
78,210	Rural Electrification Corp. Ltd.(b)	163,867
816	Sanofi India Ltd.	49,456
84,073	Sesa Sterlite Ltd.	313,640
463,976	SH Kelkar & Co. Ltd.(d)	2,188,063
6,446	Shipping Corporation of India Ltd.(b)	6,342
2,527	Shoppers Stop Ltd.	10,748
310	Shriram City Union Finance Ltd.	8,655
6,596	Shriram Transport Finance Co. Ltd.	92,822
13,529	Shyam Century Ferrous Ltd.(b)	1,715
1,002	Simplex Infrastructures Ltd.	4,584
91,132	Sintex Industries Ltd.(b)	113,302
15,463	SJVN Ltd.	7,441
1,095	SKF India Ltd.	20,716
7,092	Sobha Ltd.	27,215
7,369	Sonata Software Ltd.	20,832
401,240	South Indian Bank Ltd. (The)	123,308
19,219	SREI Infrastructure Finance Ltd.	24,659
5,376	SRF Ltd.	135,919
13,529	Star Ferro and Cement Ltd.(b)	19,283

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
INDIA (continued)
5,304	State Bank of Bikaner & Jaipur	$54,400
2,126	State Bank of Travancore	16,954
2,418	Sterlite Technologies Ltd.	4,448
154,101	Strides Shasun Ltd.	2,489,534
13,124	Sun TV Network Ltd.(b)	102,446
6,937	Sundram Fasteners Ltd.	32,576
331,190	Suprajit Engineering Ltd(d)	926,034
6,405	Supreme Industries Ltd.	88,648
86,462	Symphony Ltd.	1,692,027
96,884	Syngene International Ltd.	779,770
30,834	Syngene International Ltd.(b)	30,382
3,270	TAKE Solutions Ltd.	6,731
4,899	Tamil Nadu Newsprint & Papers Ltd.	24,352
13,597	Tata Chemicals Ltd.	109,135
2,779	Tata Communications Ltd.	28,943
1,268	Tata Elxsi Ltd.	26,602
75,981	Tata Power Co. Ltd.	89,370
27,195	Tata Steel Ltd.	185,609
45,306	Tata Tea Ltd.(b)	86,044
4,213	TCI Express Ltd.(b)	18,915
10,411	Tech Mahindra Ltd.	69,391
2,619	Thermax Ltd.	31,123
4,840	Time Technoplast Ltd.	6,271
24,582	Titan Co. Ltd.	131,180
111,098	Torrent Pharmaceuticals Ltd.	2,128,703
8,427	Transport Corp. of India Ltd.	20,091
1,040	Trent Ltd.	3,660
5,808	Triveni Turbine Ltd.	10,294
344	TTK Prestige Ltd.	29,208
23,147	Tube Investments of India Ltd.	196,448
44,084	TV18 Broadcast Ltd.(b)	23,554
8,017	TVS Motor Co. Ltd.	45,636
18,874	UCO Bank(b)	9,542
2,330	Uflex Ltd.	9,139
2,441	Unichem Laboratories Ltd.	9,731
13,827	Union Bank of India	29,388
6,122	United Breweries Ltd.	72,152
114,212	United Phosphorus Ltd.(b)	1,220,063
1,544	VA Tech Wabag Ltd.	11,073
1,130	Vakrangee Ltd.	5,090
6,257	Vardhman Textiles Ltd.	116,545
437,454	Varun Beverages Ltd.(b)	2,563,663
10,665	Videocon Industries Ltd.(b)	16,356
36,860	Vijaya Bank(b)	28,469
10,224	Voltas Ltd.	49,270
629	VST Industries Ltd.	22,279
368	WABCO India Ltd.	30,013
35,139	Welspun Corp. Ltd.	43,195
2,827	Wockhardt Ltd.(b)	26,976
35,865	Yes Bank Ltd.	737,969
3,524	Zensar Technologies Ltd.	46,369
		65,795,689
INDONESIA — 0.4%
2,114,000	Adaro Energy Tbk PT	268,356
Shares		Value
INDONESIA (continued)
242,553	Adhi Karya Persero Tbk PT	$38,147
660,600	Agung Podomoro Land Tbk PT(b)	10,884
5,330,900	AKR Corporindo Tbk PT	2,664,951
1,117,929	Aneka Tambang Persero Tbk PT(b)	66,979
55,891,500	Arwana Citramulia Tbk PT(d)	1,967,347
28,100	Asahimas Flat Glass Tbk PT	13,995
9,100	Astra Agro Lestari Tbk PT	10,751
31,750,200	Bakrie & Brothers Tbk PT(b)	118,892
9,876,000	Bakrie Telecom Tbk PT(b)	36,982
1,518,266	Bank Bukopin Tbk PT	69,361
629,616	Bank Danamon Indonesia Tbk PT	196,158
2,672,350	Bank Pan Indonesia Tbk PT(b)	165,114
485,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	83,594
1,544,300	Bank Tabungan Negara Persero Tbk PT	220,325
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(b)	27,264
54,000	Bayan Resources Tbk PT(b)	25,478
456,700	Bumi Serpong Damai Tbk PT	62,592
122,900	Charoen Pokphand Indonesia Tbk PT	28,533
4,879,001	Ciputra Development Tbk PT	482,328
663,054	Citra Marga Nusaphala Persada Tbk PT(b)	74,487
6,654,200	Darma Henwa Tbk PT(b)	47,343
969,800	Elnusa Tbk PT	31,376
16,087,500	Express Transindo Utama Tbk PT(b)	208,436
870,500	Gajah Tunggal Tbk PT(b)	74,973
1,049,000	Garuda Indonesia Persero Tbk PT(b)	26,554
2,161,000	Global Mediacom Tbk PT	97,105
1,043,600	Holcim Indonesia Tbk PT	70,342
101,500	Indo Tambangraya Megah Tbk PT	114,024
113,400	Indosat Tbk PT(b)	54,779
762,700	Intiland Development Tbk PT	26,161
449,100	Japfa Comfeed Indonesia Tbk PT	59,028
36,609	Jasa Marga Persero Tbk PT	11,570
8,140,236	Kawasan Industri Jababeka Tbk PT(b)	176,796
100,700	Lippo Cikarang Tbk PT(b)	37,557
8,121,650	Lippo Karawaci Tbk PT	447,063
103,000	Matahari Department Store Tbk PT	113,973
638,800	Matahari Putra Prima Tbk PT	58,606
21,364,375	Mayora Indah Tbk PT(d)	2,832,050
742,400	Medco Energi Internasional Tbk PT(b)	77,284
515,000	Media Nusantara Citra Tbk PT	65,375
106,200	Mitra Adiperkasa Tbk PT(b)	43,943

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
INDONESIA (continued)
5,385,600	MNC Investama Tbk PT(b)	$56,871
530,000	Modernland Realty Tbk PT(b)	13,257
522,600	Multipolar Tbk PT(b)	13,229
26,286,500	Nippon Indosari Corpindo Tbk PT(d)	3,110,479
1,292,700	Pakuwon Jati Tbk PT	54,215
2,432,900	Panin Financial Tbk PT(b)	32,615
178,093	Pembangunan Perumahan Persero Tbk PT	47,883
546,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	63,381
1,487,500	PT Alam Sutera Realty Tbk PT(b)	42,556
398,800	Ramayana Lestari Sentosa Tbk PT	40,022
9,309,200	Sarana Meditama Metropolitan Tbk PT(d)	1,833,604
13,210,100	Sawit Sumbermas Sarana Tbk PT	1,602,723
17,326,800	Selamat Sempurna Tbk PT(d)	1,148,416
170,000	Semen Indonesia Persero Tbk PT	114,904
3,065,800	Sentul City Tbk PT(b)	20,664
3,610,237	Siloam International Hospitals Tbk PT(b)(d)	3,190,473
117,500	Sinar Mas Agro Resources & Technology Tbk PT(b)	36,079
1,203,400	Sri Rejeki Isman Tbk PT	20,909
996,700	Summarecon Agung Tbk PT	97,785
215,100	Surya Citra Media Tbk PT	45,428
1,475,000	Surya Semesta Internusa Tbk PT	70,146
101,900	Tambang Batubara Bukit Asam Persero Tbk PT	88,526
458,600	Tiga Pilar Sejahtera Food Tbk(b)	54,094
617,700	Timah Persero Tbk PT	44,873
166,600	Tower Bersama Infrastructure Tbk PT	61,761
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,651
1,102,400	Tunas Baru Lampung Tbk PT	94,946
539,500	Tunas Ridean Tbk PT	54,546
43,000	United Tractors Tbk PT	70,365
1,938,200	Visi Media Asia Tbk PT(b)	48,482
439,785	Waskita Karya Persero Tbk PT	84,318
320,700	Wijaya Karya Persero Tbk PT	61,726
37,100	XL Axiata Tbk PT(b)	8,085
		23,637,868
IRELAND — 1.3%
825,608	Allegion Plc	54,217,677
5,745,658	Bank of Ireland(b)	1,538,213
90,764	C&C Group Plc	387,316
8,890	DCC Plc	715,195
3,350	Endo International Plc	41,004
5,572	FBD Holdings Plc(b)	47,940
Shares		Value
IRELAND (continued)
643,235	Glanbia Plc	$10,866,981
55,515	Grafton Group Plc - Units	407,854
144,023	Greencore Group Plc	427,588
23,429	Hibernia REIT plc	30,780
2,311	Horizon Pharma Plc	37,831
16,165	IFG Group Plc	30,363
23,450	Irish Continental Group Plc - Units	119,484
430	Kenmare Resources Plc(b)	1,532
12,297	Kingspan Group Plc(b)	357,885
6,121	Kingspan Group Plc	177,680
3,183	Mallinckrodt Plc	155,108
11,096	Paddy Power Betfair Plc	1,159,489
107,448	Smurfit Kappa Group Plc(b)	2,830,173
4,022	Tarsus Group Plc	13,320
85,271	United Drug Plc(b)	687,609
3,792	Weatherford International Plc	19,756
		74,270,778
ISLE OF MAN — 0.0%
19,921	Gvc Holdings Plc	151,868
ISRAEL — 1.5%
0	Africa Israel Investments Ltd.(b)	0
5,950	Airport City Ltd.(b)	63,765
931	Alrov Properties and Lodging	21,181
3,712	AudioCodes Ltd.(b)	24,470
28	Bayside Land Corp.	10,303
710,833	Check Point Software Technologies Ltd.(b)	70,208,975
0	Clal Biotechnology Industries Ltd.(b)	0
7,778	Clal Insurance Enterprise Holdings Ltd.(b)	108,100
4,759	Compugen Ltd.(b)	22,359
9,651	Delek Automotive Systems Ltd.	88,534
1,216	Delek Group Ltd.	262,197
3,947	Delta-Galil Industries Ltd.	125,649
9,680	Direct Insurance Financial Investments Ltd.	84,845
56,421	El Al Israel Airlines	36,835
7,683	Elbit Systems Ltd.	844,823
905	Electra Ltd.	164,216
1	Electra Real Estate Ltd.(b)	1
1,009	Equital Ltd.(b)	18,863
0	Evogene Ltd.(b)	2
14,334	First International Bank of Israel Ltd.	215,419
3,036	Formula Systems 1985 Ltd.	117,669
9,837	Frutarom Industries Ltd.	519,049
1,135	Hadera Paper Ltd.(b)	43,448
43,055	Harel Insurance Investments & Financial Services Ltd.	215,872
850	Hilan Ltd.	12,747
360	Industrial Buildings Corp. Ltd.	425
274,008	Israel Discount Bank Ltd. - Class A(b)	569,161

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
ISRAEL (continued)
4,804	Jerusalem Oil Exploration(b)	$209,387
4,100	Magic Software Enterprises Ltd.	29,041
16,429	Matrix IT Ltd.	132,014
1,459	Melisron Ltd.	66,793
15,752	Menora Mivtachim Holdings Ltd.(b)	146,173
34,854	Migdal Insurance & Financial Holding Ltd.(b)	31,012
76,835	Mizrahi Tefahot Bank Ltd.	1,181,607
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	50,582
736	Neto ME Holdings Ltd.	57,481
12,080	NICE-Systems Ltd.	844,419
7,762	Nova Measuring Instruments Ltd.(b)	115,538
391,918	Oil Refineries Ltd.(b)	137,863
59,383	Orbotech Ltd.	2,071,873
5,275	Partner Communications Co. Ltd.(b)	30,912
2,872	Paz Oil Co. Ltd.	444,642
14,145	Phoenix Holdings Ltd. (The)(b)	51,859
1,121	Plasson Industries Ltd.(b)	35,805
1	Protalix Biotherapeutics, Inc.(b)	1
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,059
27,500	Sapiens International Corp NV	367,400
1,316	Sapiens International Corp NV	17,498
2,783,400	Sarine Technologies Ltd.(d)	3,653,663
68,879	Shikun & Binui Ltd.	142,525
35,913	Shufersal Ltd.	137,761
6,039	Strauss Group Ltd.	97,116
3,075	Summit Real Estate Holdings Ltd.(b)	16,315
3,108	Tower Semiconductor Ltd.(b)	66,406
6,295	Union Bank of Israel(b)	26,435
		83,970,088
ITALY — 0.3%
42,476	A2A SpA	56,583
5,983	ACEA SpA	73,177
14,575	Amplifon SpA	147,268
22,692	Ansaldo STS SpA	286,605
69,425	Arnoldo Mondadori Editore SpA(b)	101,175
5,010	Ascopiave SpA	14,732
27,975	Astaldi SpA	181,799
14,058	Autogrill SpA	123,378
10,738	Azimut Holding SpA	192,423
10,128	Banca Generali SpA	257,915
5,378	Banca IFIS SpA	145,720
30,322	Banca Mediolanum SpA	231,748
56,764	Banca Popolare dell’Emilia Romagna Scarl	321,092
64,010	Banco Bpm SPA	181,731
37,761	Banco BPM SPA	133,622
Shares		Value
ITALY (continued)
6,391	Banco di Desio e della Brianza SpA	$15,426
17,479	BasicNet SpA	60,946
4,057	Biesse SpA	83,387
3,590	Brembo SpA	229,813
21,385	Buzzi Unicem SpA	526,343
12,711	Cementir Holding SpA	54,255
14,539	Cerved Information Solutions SpA	118,575
163,542	CIR-Compagnie Industriali Riunite SpA	188,903
29,592	Credito Emiliano SpA	191,668
216,734	Credito Valtellinese SC	113,473
4,557	Danieli & C Officine Meccaniche SpA	97,747
4,885	Datalogic SpA	100,036
36,080	Davide Campari-Milano SpA	361,443
9,415	De’ Longhi SpA	234,473
4,071	DiaSorin SpA	242,805
2,953	Ei Towers SpA(b)	163,374
2,136	El.En. SpA	51,743
19,172	ERG SpA	212,551
5,852	Esprinet SpA	43,273
9,629	Eurotech SpA(b)	13,960
55,057	Falck Renewables SpA	55,987
5,591	Ferrari NV	348,249
39,751	Fincantieri SpA(b)	23,601
5,919	FinecoBank Banca Fineco SpA	35,079
187,037	Finmeccanica SpA(b)	2,406,737
34,243	FNM SpA	19,019
14,723	Geox SpA	31,739
46,449	Gruppo Editoriale L’Espresso SpA(b)	39,336
3,426	Gruppo Mutuionline SpA	33,138
51,774	Hera SpA	120,611
2,710	Immobiliare Grande Distribuzione SIIQ SpA REIT	2,036
57,566	IMMSI SpA	22,999
3,035	Industria Macchine Automatiche SpA	201,001
6,893	Infrastrutture Wireless Italiane SPA	32,726
128,806	Intek Group SpA(b)	30,062
7,391	Interpump Group SpA	138,748
61,258	Iren SpA	99,457
4,398	Italmobiliare SpA	218,060
69,111	Juventus Football Club SpA(b)	23,225
2,796	La Doria SpA	25,203
23,268	Maire Tecnimont SpA	65,307
1,779	Mariella Burani SpA(b)(c)(d)	0
6,331	MARR SpA	122,882
256,282	Mediaset SpA	1,094,458
124,699	Mediobanca SpA	1,070,849
13,734	Moncler SpA	263,902
123,440	Parmalat SpA	398,430
59,042	Piaggio & C SpA	97,899

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
ITALY (continued)
565	Prima Industrie SpA	$10,088
35,489	Prysmian SpA	921,752
17,110	Recordati SpA	485,955
831	Reply SpA	106,751
29,208	Retelit SpA(b)	33,706
1,204	Sabaf SpA	13,478
1,494	SAES Getters SpA	18,305
5,932	Safilo Group SpA(b)	43,961
1,458,184	Saipem SpA(b)	743,771
9,131	Salini Impregilo SpA	28,408
145,104	Saras SpA	223,839
3,891	SAVE SpA/Tessera	78,379
33,923	Societa Cattolica di Assicurazioni SCRL	211,847
34,431	Societa Iniziative Autostradali e Servizi SpA	280,064
10,691	Sogefi SpA(b)	25,390
11,520	SOL SpA	103,840
106,594	Terna Rete Elettrica Nazionale SpA	466,949
20,102	Tiscali SpA(b)	1,055
879	Tod’s SpA	63,338
6,610	Uni Land SpA(b)(c)(d)	0
109,383	Unione di Banche Italiane SpA	379,272
101,539	Unipol Gruppo Finanziario SpA	374,434
322,477	UnipolSai SpA	670,471
7,876	Vittoria Assicurazioni SpA	88,848
7,438	Yoox Net-A-Porter Group SpA(b)	185,719
3,856	Zignago Vetro SpA	23,706
		18,157,228
JAPAN — 5.2%
48,000	77 Bank Ltd. (The)	223,187
4,600	Achilles Corp.	68,159
2,600	Adastria Co. Ltd.	69,772
62,800	ADEKA Corp.	915,497
2,500	Advan Co. Ltd.	24,356
1,800	Advanex, Inc.	30,768
20,400	Advantest Corp.	381,405
1,200	Aeon Delight Co. Ltd.	34,488
2,200	Aeon Fantasy Co. Ltd.	60,597
4,700	Aeon Mall Co. Ltd.	68,225
11,700	Ahresty Corp.	123,518
3,900	Ai Holdings Corp.	75,023
5,900	Aica Kogyo Co. Ltd.	153,993
2,700	Aichi Bank Ltd. (The)	156,151
3,800	Aichi Corp.	28,708
5,500	Aichi Steel Corp.	240,878
1,600	Aichi Tokei Denki Co. Ltd.	54,273
11,400	Aida Engineering Ltd.	112,475
3,800	Ain Holdings, Inc.	278,664
43,000	Air Water, Inc.	796,705
4,700	Airport Facilities Co. Ltd.	25,017
12,300	Aisan Industry Co. Ltd.	103,272
44,000	Akita Bank Ltd. (The)	138,730
Shares		Value
JAPAN (continued)
500	Albis Co. Ltd.	$14,171
3,400	Alconix Corp.	53,751
5,900	Alinco, Inc.	54,971
3,100	Alpen Co. Ltd.	55,323
2,800	Alpha Corp.	28,394
10,600	Alpine Electronics, Inc.	154,714
6,600	Alps Logistics Co. Ltd.	41,677
400	Altech Corp.	9,229
24,900	Amada Holdings Co. Ltd.	293,084
10,100	Amano Corp.	193,484
500	Amiyaki Tei Co. Ltd.	17,514
3,700	Anest Iwata Corp.	36,046
1,900	Anritsu Corp.	13,125
300	AOI Electronics Co. Ltd.	9,273
3,300	AOI TYO Holdings, Inc.	24,726
20,300	AOKI Holdings, Inc.	255,840
50,000	Aomori Bank Ltd. (The)	165,176
8,900	Aoyama Trading Co. Ltd.	313,719
7,000	Arakawa Chemical Industries Ltd.	116,181
2,500	Arata Corp.	60,778
15,800	Arcland Sakamoto Co. Ltd.	193,529
9,738	Arcs Co. Ltd.	219,409
118,800	Ariake Japan Co. Ltd.	6,291,949
2,090	As One Corp.	96,254
3,100	Asahi Co. Ltd.	36,406
13,800	Asahi Diamond Industrial Co. Ltd.	103,399
4,350	Asahi Holdings, Inc.	86,337
9,400	Asahi Intecc Co. Ltd.	382,960
1,800	Asahi Kogyosha Co. Ltd.	47,140
23,000	Asahi Yukizai Corp.	48,277
24,000	Asanuma Corp.	75,458
2,300	Asax Co. Ltd.	32,857
33,000	Ashimori Industry Co. Ltd.	47,055
2,600	Asia Pile Holdings Corp.	13,241
2,400	ASKA Pharmaceutical Co. Ltd.	35,922
1,600	ASKUL Corp.	52,077
6,700	Asunaro Aoki Construction Co. Ltd.	46,581
10,200	Atom Corp.	65,133
19,300	Autobacs Seven Co. Ltd.	299,132
4,000	Avex Group Holdings, Inc.	60,190
57,000	Awa Bank Ltd. (The)	355,903
3,800	Axial Retailing, Inc.	149,260
9,300	Azbil Corp.	280,458
21,000	Bando Chemical Industries Ltd.	187,849
4,400	Bank of Iwate Ltd. (The)	176,335
22,000	Bank of Kochi Ltd. (The)	26,304
39,000	Bank of Kyoto Ltd. (The)	305,686
3,700	Bank of Nagoya Ltd. (The)	133,863
6,600	Bank of Okinawa Ltd. (The)	237,614
41,000	Bank of Saga Ltd. (The)	104,942
9,500	Bank of the Ryukyus Ltd.	127,216
2,200	Belc Co. Ltd.	81,056
29,400	Belluna Co. Ltd.	201,798

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
3,500	Benesse Holdings, Inc.	$101,829
8,700	Bic Camera, Inc.	81,290
72,800	BML, Inc.	1,753,751
1,400	Bookoff Corp.	10,105
22,400	Bunka Shutter Co. Ltd.	180,732
800	C Uyemura & Co. Ltd.	36,418
47,000	Calsonic Kansei Corp.	748,853
900	Can Do Co. Ltd.	14,651
12,000	Canon Marketing Japan, Inc.	229,138
5,300	Capcom Co. Ltd.	112,281
3,400	Carlit Holdings Co. Ltd.	16,833
3,700	Cawachi Ltd.	95,228
109,000	Central Glass Co. Ltd.	523,231
900	Central Security Patrols Co. Ltd.	15,647
1,300	Central Sports Co. Ltd.	34,069
3,700	Chiba Kogyo Bank Ltd. (The)	19,137
1,300	Chino Corp.	13,885
4,000	Chiyoda Co. Ltd.(b)	94,624
3,700	Chiyoda Integre Co. Ltd.	79,433
3,800	Chori Co. Ltd.	65,897
11,700	Chubu Shiryo Co. Ltd.	108,389
60,000	Chuetsu Pulp & Paper Co. Ltd.	132,849
150,500	Chugai Mining Co. Ltd.(b)	38,655
4,000	Chugai Ro Co. Ltd.	7,865
24,800	Chugoku Bank Ltd. (The)	365,488
23,000	Chugoku Marine Paints Ltd.	167,647
3,200	Chukyo Bank Ltd. (The)	65,411
4,600	Ci:z Holdings Co. Ltd.	132,610
35,200	Citizen Watch Co. Ltd.	219,474
15,000	CKD Corp.	200,735
21,000	Clarion Co. Ltd.	79,231
7,000	Cleanup Corp.	55,549
1,900	CMIC Holdings Co. Ltd.	25,241
12,900	CMK Corp.(b)	76,662
18,023	Coca-Cola East Japan Co. Ltd.	392,512
11,600	Coca-Cola West Co. Ltd.	336,463
2,290	Cocokara Fine, Inc.	95,121
6,400	Colowide Co. Ltd.	107,356
6,100	Computer Engineering & Consulting Ltd.	100,703
16,300	COMSYS Holdings Corp.	299,697
4,500	CONEXIO Corp.	59,065
3,300	COOKPAD, Inc.	29,431
16,500	Cosmo Energy Holdings Co. Ltd.	285,692
1,500	Cosmos Pharmaceutical Corp.	276,725
5,400	Create SD Holdings Co. Ltd.	118,990
30,100	Credit Saison Co. Ltd.	549,696
4,700	CTI Engineering Co. Ltd.	43,749
12,000	CyberAgent, Inc.	297,476
3,900	D.A. Consortium Holdings, Inc.(b)	29,291
43,000	Dai Nippon Toryo Co. Ltd.	91,019
9,100	Daibiru Corp.	82,610
6,000	Dai-Dan Co. Ltd.	50,961
17,000	Daido Kogyo Co. Ltd.	38,544
Shares		Value
JAPAN (continued)
6,600	Daido Metal Co. Ltd.	$61,610
148,000	Daido Steel Co. Ltd.	672,429
11,200	Daifuku Co. Ltd.	247,787
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	60,048
30,000	Daihen Corp.	193,163
17,000	Daiho Corp.	78,594
13,000	Daiichi Jitsugyo Co. Ltd.	78,292
200	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,864
6,600	Daiichikosho Co. Ltd.	262,165
4,600	Daiken Corp.	87,022
19,000	Daiki Aluminium Industry Co. Ltd.	89,354
2,300	Daikoku Denki Co. Ltd.	34,813
400	Daikokutenbussan Co. Ltd.	18,563
86,000	Daikyo, Inc.	176,707
2,100	Daikyonishikawa Corp.	27,433
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	234,187
37,000	Daio Paper Corp.	415,517
2,100	Daisan Bank Ltd. (The)	32,399
4,910	Daiseki Co. Ltd.	98,017
64,000	Daishi Bank Ltd. (The)	282,845
57,000	Daito Bank Ltd. (The)	84,306
2,260	Daito Pharmaceutical Co. Ltd.	44,996
118,000	Daiwabo Holdings Co. Ltd.	291,577
495,120	DCM Holdings Co. Ltd.	4,442,092
3,300	DeNA Co. Ltd.	73,915
191,000	Denka Co. Ltd.	940,537
5,700	Denyo Co. Ltd.	83,195
8,200	Descente Ltd.	93,249
5,400	Dexerials Corp.(b)	59,400
37,400	DIC Corp.	1,162,643
1,400	Digital Arts, Inc.	37,173
2,500	Disco Corp.	319,724
23,000	DKS Co. Ltd.	80,055
3,500	DMG Mori Co. Ltd.	47,985
4,000	Doshisha Co. Ltd.	76,734
5,674	Doutor Nichires Holdings Co. Ltd.	108,043
71,000	Dowa Holdings Co. Ltd.	604,295
400	DSB Co. Ltd.	2,221
3,200	DTS Corp.	72,440
2,300	Dunlop Sports Co. Ltd.	21,083
2,000	Dynic Corp.	3,419
7,900	Eagle Industry Co. Ltd.	106,350
48,400	Ebara Corp.	1,496,023
500	Ebara Jitsugyo Co. Ltd.	5,996
48,400	EDION Corp.	464,239
10,400	Ehime Bank Ltd. (The)	125,268
8,000	Eidai Co. Ltd.	36,418
41,000	Eighteenth Bank Ltd. (The)	126,729
1,900	Eiken Chemical Co. Ltd.	48,901
2,800	Elecom Co. Ltd.	47,539

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
700	Elematec Corp.	$11,872
2,600	Endo Lighting Corp.	20,724
3,000	en-japan, Inc.	54,229
1,900	Enplas Corp.	56,204
5,500	EPS Holdings Inc.	69,755
4,200	ESPEC Corp.	47,650
2,300	Excel Co. Ltd.	30,515
15,200	Exedy Corp.	411,939
5,200	Ezaki Glico Co. Ltd.	237,641
3,000	FALCO HOLDINGS Co. Ltd.	39,855
231,000	FCC Co. Ltd.	4,189,957
35,680	Feed One Co. Ltd.	54,985
8,300	Ferrotec Corp.	119,380
17,000	FIDEA Holdings Co. Ltd.	31,166
2,900	Fields Corp.	31,823
9,300	Financial Products Group Co. Ltd.	83,355
8,500	FJ Next Co. Ltd.	55,934
11,400	Foster Electric Co. Ltd.	178,810
2,200	FP Corp.	104,827
5,400	France Bed Holdings Co. Ltd.	44,526
7,100	F-Tech, Inc.	80,363
9,400	Fudo Tetra Corp.	17,233
3,700	Fuji Co. Ltd.	77,008
10,600	Fuji Corp. Ltd.	70,692
151,000	Fuji Electric Co. Ltd.	894,686
13,000	Fuji Kiko Co. Ltd.	52,732
12,000	Fuji Kyuko Co. Ltd.	113,931
13,800	Fuji Oil Co. Ltd.(b)	49,500
9,600	Fuji Oil Holdings, Inc.	192,153
2,200	Fuji Pharma Co. Ltd.	53,777
5,800	Fuji Seal International, Inc.	123,284
3,800	Fuji Soft, Inc.	93,393
2,700	Fujibo Holdings, Inc.	80,347
2,700	Fujicco Co. Ltd.	59,854
10,700	Fujikura Kasei Co. Ltd.	62,830
170,000	Fujikura Ltd.	1,078,027
1,200	Fujikura Rubber Ltd.	6,993
2,200	Fujimi, Inc.	48,322
2,600	Fujimori Kogyo Co. Ltd.	68,391
6,000	Fujita Kanko, Inc.	18,865
19,100	Fujitec Co. Ltd.	224,815
6,200	Fujitsu Frontech Ltd.	80,609
8,000	Fujitsu General Ltd.	157,010
12,000	Fujiya Co. Ltd.(b)	23,913
7,000	FuKoKu Co. Ltd.	57,347
8,000	Fukuda Corp.	78,505
43,000	Fukui Bank Ltd. (The)	111,584
68,000	Fukuoka Financial Group, Inc.	301,125
74,000	Fukushima Bank Ltd. (The)	62,262
3,100	Fukushima Industries Corp.	98,153
28,000	Fukuyama Transporting Co. Ltd.	154,247
6,300	FULLCAST Holdings Co. Ltd.	52,616
3,600	Funai Soken Holdings, Inc.	55,829
44,000	Furukawa Co. Ltd.	86,122
Shares		Value
JAPAN (continued)
31,300	Furukawa Electric Co. Ltd.	$1,063,108
7,200	Furuno Electric Co. Ltd.	47,634
4,000	Furusato Industries Ltd.	59,410
3,500	Fuso Chemical Co. Ltd.	77,495
1,100	Fuso Pharmaceutical Industries Ltd.	27,600
27,500	Futaba Industrial Co. Ltd.	163,183
3,200	Future Corp.	22,503
8,900	Fuyo General Lease Co. Ltd.	442,990
20,000	Gakken Holdings Co. Ltd.	55,265
8,000	Gecoss Corp.	75,813
1,300	Genki Sushi Co. Ltd.	25,123
10,000	Geo Holdings Corp.	115,579
700	Giken Ltd.	12,827
2,500	GLOBERIDE, Inc.	40,962
14,500	Glory Ltd.	453,326
6,400	GMO Internet, Inc.	92,902
1,600	GMO Payment Gateway, Inc.	79,639
3,400	Godo Steel Ltd.	57,575
2,280	Goldcrest Co. Ltd.	40,507
110,000	GS Yuasa Corp.	455,938
24,000	GSI Creos Corp.	28,695
8,300	G-Tekt Corp.	155,988
7,200	Gulliver International Co. Ltd.	47,124
15,400	GungHo Online Entertainment, Inc.	33,416
48,300	Gunma Bank Ltd. (The)	264,365
48,000	Gunze Ltd.	165,371
3,500	Gurunavi, Inc.	77,185
7,200	H.I.S. Co. Ltd.	191,940
23,735	H2O Retailing Corp.	393,726
59,500	Hachijuni Bank Ltd. (The)	351,488
1,600	Hagihara Industries, Inc.	36,999
700	Hagiwara Electric Co. Ltd.	13,174
3,500	Hakudo Co. Ltd.	47,768
4,800	Hakuto Co. Ltd.	43,617
6,600	Hamakyorex Co. Ltd.	126,669
9,800	Haneda Zenith Holdings Co. Ltd.	25,778
247,000	Hanwa Co. Ltd.	1,686,627
7,000	Happinet Corp.	79,789
5,000	Hard Off Corp. Co. Ltd.	51,988
2,400	Harmonic Drive Systems, Inc.	72,376
50,900	Haseko Corp.	561,699
24,260	Hazama Ando Corp.	169,311
34,631	Heiwa Corp.	835,487
4,000	Heiwa Real Estate Co. Ltd.	55,690
18,000	Heiwado Co. Ltd.	415,127
15,800	Hibiya Engineering Ltd.	237,609
3,225	Hiday Hidaka Corp.	76,748
1,600	Hikari Tsushin, Inc.	146,382
4,700	HI-LEX Corp.	123,088
3,200	Hiramatsu, Inc.	18,592
104,000	Hiroshima Bank Ltd. (The)	487,255
18,900	Hitachi Capital Corp.	486,268

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
51,000	Hitachi Construction Machinery Co. Ltd.	$1,175,742
8,700	Hitachi Koki Co. Ltd.	66,805
11,000	Hitachi Kokusai Electric, Inc.	247,064
68,200	Hitachi Metals Ltd.	945,897
19,900	Hitachi Transport System Ltd.	407,658
51,500	Hitachi Zosen Corp.	270,933
8,700	Hochiki Corp.	108,259
1,000	Hodogaya Chemical Co. Ltd.	24,666
130,100	Hogy Medical Co. Ltd.(d)	7,950,492
12,800	Hokkaido Electric Power Co., Inc.	92,732
25,000	Hokkan Holdings Ltd.	102,294
10,000	Hokko Chemical Industry Co. Ltd.	41,715
34,000	Hokkoku Bank Ltd. (The)	129,785
7,400	Hokuetsu Bank Ltd. (The)	175,382
7,100	Hokuetsu Industries Co. Ltd.	54,078
43,500	Hokuetsu Kishu Paper Co. Ltd.	263,905
5,900	Hokuhoku Financial Group, Inc.	101,373
17,000	Hokuriku Electric Industry Co. Ltd.	20,928
5,600	Hokuriku Electric Power Co.	56,392
2,000	Hokuriku Electrical Construction Co. Ltd.	15,676
2,500	Hokuto Corp.	45,235
2,000	H-One Co. Ltd.	18,351
3,320	Honeys Co. Ltd.	31,786
9,600	Hoosiers Holdings.	51,524
7,700	Horiba Ltd.	405,084
9,000	Hosokawa Micron Corp.	63,210
1,200	House Foods Group, Inc.	25,751
3,300	Howa Machinery Ltd.	21,423
44,000	Hyakugo Bank Ltd. (The)	181,206
26,000	Hyakujushi Bank Ltd. (The)	86,582
39,300	Ibiden Co. Ltd.	560,384
7,600	IBJ Leasing Co. Ltd.	166,593
400	Ichibanya Co. Ltd.	13,143
9,900	Ichigo, Inc.	32,179
19,000	Ichikoh Industries Ltd.	71,685
7,300	ICHINEN Holdings Co. Ltd.	71,636
4,300	Idec Corp.	44,177
22,800	Idemitsu Kosan Co. Ltd.	705,748
3,100	Ihara Chemical Industry Co. Ltd.	28,801
66,000	IHI Corp.(b)	178,284
17,100	Iino Kaiun Kaisha Ltd.	70,120
4,580	IJT Technology Holdings Co. Ltd.	20,647
4,000	Imasen Electric Industrial	35,426
3,500	Inaba Denki Sangyo Co. Ltd.	124,148
13,200	Inabata & Co. Ltd.	150,693
5,600	Inageya Co. Ltd.	76,082
3,300	Ines Corp.	33,699
1,980	I-Net Corp.	21,376
Shares		Value
JAPAN (continued)
3,000	Infocom Corp.	$43,654
1,800	Infomart Corp.	10,107
2,300	Information Services International-Dentsu Ltd.	42,411
2,400	Innotech Corp.	13,094
1,400	Intage Holdings, Inc.	26,038
6,200	Internet Initiative Japan, Inc.	99,773
1,100	Inui Warehouse Co. Ltd.	9,362
1,500	Iriso Electronics Co. Ltd.	83,961
5,000	Ise Chemicals Corp.	21,876
36,000	Iseki & Co. Ltd.	71,420
13,100	Ishihara Sangyo Kaisha Ltd.(b)	107,088
22,566	IT Holdings Corp.	511,038
11,000	Ito En Ltd.	365,335
26,200	Itochu Enex Co. Ltd.	212,552
9,200	Itochu Techno-Solutions Corp.	247,294
1,300	Itochu-Shokuhin Co. Ltd.	49,969
14,000	Itoham Yonekyu Holdings, Inc.(b)	123,869
16,200	Itoki Corp.	104,308
3,100	IwaiCosmo Holdings, Inc.	29,515
23,000	Iwasaki Electric Co. Ltd.	38,907
32,000	Iwatani Corp.	178,549
27,200	Iyo Bank Ltd. (The)	182,843
7,500	Izumi Co. Ltd.	318,174
4,600	Izutsuya Co. Ltd.(b)	16,174
13,900	J Trust Co. Ltd.	150,067
42,500	J. Front Retailing Co. Ltd.	614,671
23,000	Jaccs Co. Ltd.	104,092
900	Jalux, Inc.	16,460
1,900	Jamco Corp.	42,439
6,100	Janome Sewing Machine Co. Ltd.(b)	45,273
4,000	Japan Airport Terminal Co. Ltd.	143,477
7,400	Japan Asia Group Ltd.	28,378
19,000	Japan Aviation Electronics Industry Ltd.	232,557
157,700	Japan Display, Inc.(b)	428,783
600	Japan Drilling Co. Ltd.	12,711
3,900	Japan Medical Dynamic Marketing, Inc.	30,913
42,000	Japan Pulp & Paper Co. Ltd.	136,516
5,600	Japan Radio Co. Ltd.	65,071
2,500	Japan Securities Finance Co. Ltd.	13,440
17,800	Japan Steel Works Ltd. (The)	334,844
24,000	Japan Transcity Corp.	92,038
20,000	Japan Wool Textile Co. Ltd. (The)	156,762
6,000	JBCC Holdings, Inc.	43,096
25,400	Jimoto Holdings, Inc.	42,967
1,500	Jin Co. Ltd.	76,123
3,600	JK Holdings Co. Ltd.	19,003
7,000	JMS Co. Ltd.	20,397
2,800	Joban Kosan Co. Ltd.	39,901
2,400	J-Oil Mills, Inc.	83,217

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
18,000	Joshin Denki Co. Ltd.	$167,549
5,400	JSP Corp.	125,447
35,100	JSR Corp.	603,082
3,200	Juki Corp.	34,491
23,000	Juroku Bank Ltd. (The)	79,851
64,900	JVC Kenwood Corp.	175,887
34,400	kabu.com Securities Co. Ltd.	117,602
1,000	Kabuki-Za Co. Ltd.	45,346
2,900	Kadokawa Dwango Corp.(b)	44,819
10,500	Kaga Electronics Co. Ltd.	182,362
1,400	Kagome Co. Ltd.	36,032
14,700	Kakaku.com, Inc.	266,113
3,800	Kaken Pharmaceutical Co. Ltd.	192,507
1,000	Kameda Seika Co. Ltd.	46,940
13,800	Kamei Corp.	156,565
27,000	Kamigumi Co. Ltd.	262,563
3,000	Kanagawa Chuo Kotsu Co. Ltd.	19,343
7,600	Kanamoto Co. Ltd.	198,229
99,000	Kandenko Co. Ltd.	919,768
98,000	Kaneka Corp.	845,381
1,300	Kaneko Seeds Co. Ltd.	17,052
220,000	Kanematsu Corp.	387,742
1,800	Kanematsu Electronics Ltd.	41,768
2,400	Kansai Urban Banking Corp.	31,501
5,000	Kanto Denka Kogyo Co. Ltd.	47,560
4,400	Kappa Create Co. Ltd.	51,634
11,900	Kasai Kogyo Co. Ltd.	137,644
2,600	Kato Sangyo Co. Ltd.	62,427
5,200	Kato Works Co. Ltd.	138,854
2,400	KAWADA Technologies, Inc.	172,598
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	45,711
674,000	Kawasaki Kisen Kaisha Ltd.	1,641,573
41,000	Keihan Holdings Co. Ltd.	273,430
15,900	Keihanshin Building Co. Ltd.	84,492
13,000	Keihin Co. Ltd. (The)	17,616
30,200	Keihin Corp.	534,672
40,000	Keiyo Bank Ltd. (The)	184,218
7,800	Keiyo Co. Ltd.	39,653
27,100	Kenedix, Inc.	101,526
2,600	Kenko Mayonnaise Co. Ltd.	69,312
4,700	Kewpie Corp.	117,302
1,825	KEY Coffee, Inc.	34,185
2,000	KFC Holdings Japan Ltd.	34,612
21,000	Kinden Corp.	266,708
14,000	Kintetsu Department Store Co. Ltd.(b)	44,141
5,800	Kintetsu World Express, Inc.	80,135
5,900	Kitagawa Iron Works Co. Ltd.	128,388
2,600	Kita-Nippon Bank Ltd. (The)	71,384
21,000	Kitano Construction Corp.	59,516
7,900	Kito Corp.	88,509
34,300	Kitz Corp.	209,306
24,000	Kiyo Bank Ltd. (The)	382,393
7,300	Koa Corp.	85,601
22,000	Koatsu Gas Kogyo Co. Ltd.	143,211
Shares		Value
JAPAN (continued)
6,600	Kobayashi Pharmaceutical Co. Ltd.	$294,022
1,000	Kobe Bussan Co. Ltd.	32,282
116,400	Kobe Steel Ltd.(b)	1,135,031
9,600	Kohnan Shoji Co. Ltd.	178,889
1,300	Kohsoku Corp.	12,469
3,000	Koike Sanso Kogyo Co. Ltd.	7,944
700	Kokusai Co. Ltd.	5,270
13,800	Kokuyo Co. Ltd.	170,376
800	KOMAIHALTEC, Inc.	14,936
3,400	Komatsu Wall Industry Co. Ltd.	58,298
11,200	Komeri Co. Ltd.	263,955
3,000	Konaka Co. Ltd.	15,464
6,300	Kondotec, Inc.	47,762
7,400	Konishi Co.Ltd.	85,659
7,600	Konoike Transport Co. Ltd.	100,360
1,800	Kotobuki Spirits Co. Ltd.	43,537
2,000	Kourakuen Holdings Corp.	28,749
25,000	Krosaki Harima Corp.	88,123
4,200	KRS Corp.	91,060
19,356	K’s Holdings Corp.	349,200
2,000	KU Holdings Co. Ltd.	15,251
47,000	Kumagai Gumi Co. Ltd.	134,868
7,200	Kumiai Chemical Industry Co. Ltd.	42,150
2,100	Kura Corp.	87,508
73,000	Kurabo Industries Ltd.	151,935
3,400	Kureha Corp.	144,389
2,100	Kurimoto Ltd.	43,838
8,100	Kurita Water Industries Ltd.	192,259
900	Kuriyama Holdings Corp.	14,690
10,500	Kuroda Electric Co. Ltd.	216,677
2,000	Kusuri No Aoki Holdings Co. Ltd.	85,466
111,000	KYB Corp.	541,679
38,000	Kyodo Printing Co. Ltd.	134,620
6,700	Kyoei Steel Ltd.	135,056
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	155,434
1,600	Kyokuyo Co. Ltd.	38,572
6,500	KYORIN Holdings, Inc.	141,963
1,420	Kyoritsu Maintenance Co. Ltd.	92,688
400	Kyoritsu Printing Co. Ltd.	1,162
18,000	Kyosan Electric Manufacturing Co. Ltd.	64,405
3,500	Kyowa Electronic Instruments Co. Ltd.	12,709
22,700	Kyowa Exeo Corp.	335,946
1,400	Kyowa Leather Cloth Co. Ltd.	11,023
7,000	Kyudenko Corp.	190,019
125,940	Kyushu Financial Group, Inc.	870,013
5,600	Laox Co. Ltd.(b)	34,668
3,500	Lasertec Corp.	73,032
600	LEC, Inc.	19,529
71,500	Leopalace21 Corp.	410,345
2,400	Life Corp.	69,400

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
8,000	Lintec Corp.	$178,904
3,700	Mabuchi Motor Co. Ltd.	190,391
10,450	Macnica Fuji Electronics Holdings, Inc.	147,250
10,000	Maeda Corp.	87,149
2,400	Maeda Kosen Co. Ltd.	27,590
36,000	Maeda Road Construction Co. Ltd.	622,053
45,000	Makino Milling Machine Co. Ltd.	395,359
4,100	Mamezou Holdings Co. Ltd.	36,748
2,300	Mandom Corp.	108,369
900	Mani, Inc.	21,737
7,700	Marubun Corp.	47,192
31,000	Marudai Food Co. Ltd.	134,532
4,000	Marufuji Sheet Piling Co. Ltd.	9,494
11,700	Maruha Nichiro Corp.	323,302
1,200	Maruichi Steel Tube Ltd.	40,280
7,800	Marusan Securities Co. Ltd.	66,042
2,900	Maruwa Co. Ltd.	95,417
20,000	Maruyama Manufacturing Co., Inc.	34,364
20,000	Maruzen Showa Unyu Co. Ltd.	79,532
6,400	Marvelous, Inc.	47,953
2,900	Matsuda Sangyo Co. Ltd.	39,040
2,000	Matsui Construction Co. Ltd.	19,130
16,400	Matsui Securities Co. Ltd.	140,746
7,200	Matsumotokiyoshi Holdings Co. Ltd.	357,736
700	Matsuya Foods Co. Ltd.	25,511
6,000	Max Co. Ltd.	81,995
2,400	Maxvalu Nishinihon Co. Ltd.	36,029
3,700	Maxvalu Tokai Co. Ltd.	63,999
31,590	Mebuki Financial Group, Inc.	121,704
2,900	MEC Co. Ltd.	26,378
17,500	Medipal Holdings Corp.	283,478
97,062	Megmilk Snow Brand Co. Ltd.	2,546,255
45,000	Meidensha Corp.	153,441
7,800	Meiko Electronics Co. Ltd.(b)	54,160
2,600	Meiko Network Japan Co. Ltd.	28,830
12,000	Meisei Industrial Co. Ltd.	64,193
6,000	Meitec Corp.	225,578
13,200	Meiwa Corp.	45,945
1,400	Menicon Co. Ltd.	41,662
43,000	Michinoku Bank Ltd. (The)	72,739
4,400	Micronics Japan Co. Ltd.	43,412
1,000	Mie Bank Ltd. (The)	20,680
3,100	Mikuni Corp.	10,817
1,237	Milbon Co. Ltd.	54,066
6,700	Mimasu Semiconductor Industry Co. Ltd.	108,176
6,300	Minato Bank Ltd. (The)	117,843
43,272	Minebea Co. Ltd.	431,149
2,900	Ministop Co. Ltd.	52,113
101,400	Miraca Holdings, Inc.	4,633,992
16,940	Mirait Holdings Corp.	154,532
Shares		Value
JAPAN (continued)
2,300	Miroku Jyoho Service Co. Ltd.	$34,385
8,500	Misawa Homes Co. Ltd.	80,476
450,000	MISUMI Group, Inc.	8,409,353
6,400	Mitani Corp.	185,351
6,000	Mitsuba Corp.	104,419
51,500	Mitsubishi Gas Chemical Co., Inc.	989,314
14,000	Mitsubishi Logistics Corp.	199,132
38,400	Mitsubishi Materials Corp.	1,311,062
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	84,861
7,300	Mitsubishi Paper Mills Ltd.(b)	50,817
2,100	Mitsubishi Pencil Co. Ltd.	112,523
1,000	Mitsubishi Research Institute, Inc.	28,917
2,800	Mitsubishi Shokuhin Co. Ltd.	83,447
24,000	Mitsubishi Steel Manufacturing Co. Ltd.	54,840
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	398,404
13,000	Mitsuboshi Belting Ltd.	113,064
43,000	Mitsui Engineering & Shipbuilding Co. Ltd.	69,693
9,100	Mitsui High-Tec, Inc.	70,118
14,000	Mitsui Home Co. Ltd.	69,064
230,000	Mitsui Mining & Smelting Co. Ltd.	645,736
315,000	Mitsui Osk Lines Ltd.	1,004,340
2,000	Mitsui Sugar Co. Ltd.	44,496
23,000	Mitsui-Soko Holdings Co. Ltd.	68,851
18,000	Miyaji Engineering Group, Inc.	30,768
43,000	Miyazaki Bank Ltd. (The)	142,813
18,000	Miyoshi Oil & Fat Co. Ltd.	22,637
25,000	Mizuno Corp.	129,085
27,464	Mochida Pharmaceutical Co. Ltd.	1,967,795
4,300	Modec, Inc.	71,863
17,000	Monex Group, Inc.	45,018
4,700	Monotaro Co. Ltd.	123,380
5,200	Morinaga & Co. Ltd.	224,745
347,000	Morinaga Milk Industry Co. Ltd.	2,387,911
8,400	Morita Holdings Corp.	119,033
2,400	Mory Industries, Inc.	44,085
6,200	MTI Ltd.	39,591
232,700	Musashi Seimitsu Industry Co. Ltd.	6,409,503
2,000	Musashino Bank Ltd. (The)	59,339
18,500	Nabtesco Corp.	482,858
5,100	NAC Co. Ltd.	43,904
46,000	Nachi-Fujikoshi Corp.	225,702
800	Nafco Co. Ltd.	12,860
1,800	Nagaileben Co. Ltd.	40,732
3,500	Nagano Bank Ltd.	62,213
36,300	Nagase & Co. Ltd.	497,996
5,000	Nagatanien Holdings Co. Ltd.	63,059
22,000	Nakabayashi Co. Ltd.	52,413
2,500	Nakanishi, Inc.	96,648

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
40,000	Nankai Electric Railway Co. Ltd.	$198,034
5,100	Nanto Bank Ltd. (The)	205,518
1,100	Natori Co. Ltd.	17,624
900	NDS Co. Ltd.	23,068
4,700	NEC Capital Solutions Ltd.	73,054
10,300	NEC Networks & System Integration Corp.	187,737
11,000	NET One Systems Co. Ltd.	75,113
5,600	Next Co. Ltd.	37,843
75,300	NHK Spring Co. Ltd.	758,935
18,000	Nice Holdings, Inc.	24,391
38,000	Nichias Corp.	390,063
6,000	Nichiban Co. Ltd.	45,541
5,900	Nichiha Corp.	151,328
14,000	Nichii Gakkan Co.	101,054
5,150	Nichi-Iko Pharmaceutical Co. Ltd.	75,031
51,311	Nichirei Corp.	1,043,398
18,000	Nichireki Co. Ltd.	146,665
293,200	Nifco, Inc.	14,801,523
900	Nihon Chouzai Co. Ltd.	33,956
5,500	Nihon Dempa Kogyo Co. Ltd.	43,451
1,400	Nihon Eslead Corp.	17,421
10,000	Nihon House Holdings Co. Ltd.	45,169
8,700	Nihon Kohden Corp.	198,873
247,800	Nihon M&A Center, Inc.	7,209,485
14,500	Nihon Nohyaku Co. Ltd.	78,979
12,000	Nihon Parkerizing Co. Ltd.	146,984
2,800	Nihon Plast Co. Ltd.	25,294
1,100	Nihon Tokushu Toryo Co. Ltd.	17,137
600	Nihon Trim Co. Ltd.	21,415
15,300	Nihon Unisys Ltd.	197,703
3,000	Nihon Yamamura Glass Co. Ltd.	5,473
19,300	Nikkiso Co. Ltd.	179,137
17,900	Nikkon Holdings Co. Ltd.	371,285
274,288	Nikon Corp.	4,433,404
2,000	Nippi, Inc.	15,163
31,000	Nippo Corp.	585,626
4,000	Nippon Air Conditioning Services Co. Ltd.	21,894
31,000	Nippon Chemical Industrial Co. Ltd.	65,893
300	Nippon Chemiphar Co. Ltd.	14,906
7,500	Nippon Concrete Industries Co. Ltd.	22,850
19,205	Nippon Denko Co. Ltd.	55,280
8,000	Nippon Densetsu Kogyo Co. Ltd.	131,786
107,000	Nippon Electric Glass Co. Ltd.	616,925
376,000	Nippon Express Co. Ltd.	1,994,721
2,300	Nippon Fine Chemical Co. Ltd.	18,211
15,500	Nippon Flour Mills Co. Ltd.	219,644
5,400	Nippon Gas Co. Ltd.	154,716
7,500	Nippon Hume Corp.	46,564
Shares		Value
JAPAN (continued)
202,000	Nippon Kayaku Co. Ltd.	$2,642,405
9,400	Nippon Koei Co. Ltd.	211,960
346,900	Nippon Light Metal Holdings Co. Ltd.	847,971
57,700	Nippon Paper Industries Co. Ltd.	1,057,314
37,600	Nippon Parking Development Co. Ltd.	50,950
4,700	Nippon Piston Ring Co. Ltd.	87,748
15	Nippon Prologis REIT, Inc. REIT	31,352
4,000	Nippon Rietec Co. Ltd.	41,768
30,000	Nippon Road Co. Ltd. (The)	122,221
4,000	Nippon Seisen Co. Ltd.	22,354
9,000	Nippon Sharyo Ltd.(b)	22,000
5,200	Nippon Sheet Glass Co. Ltd.(b)	42,831
6,000	Nippon Shokubai Co. Ltd.	413,958
13,200	Nippon Signal Co. Ltd.	125,208
32,000	Nippon Soda Co. Ltd.	155,876
9,748	Nippon Steel & Sumikin Bussan Corp.	401,886
51,100	Nippon Suisan Kaisha Ltd.	251,631
8,000	Nippon Thompson Co. Ltd.	37,410
3,600	Nippon Valqua Industries Ltd.	56,944
640,000	Nippon Yusen KK	1,360,376
32,800	Nipro Corp.	367,188
73,000	Nishimatsu Construction Co. Ltd.	365,291
19,200	Nishi-Nippon Financial Holdings, Inc.(b)	201,846
28,000	Nishi-Nippon Railroad Co. Ltd.	123,993
3,400	Nishio Rent All Co. Ltd.	97,113
24,300	Nissan Shatai Co. Ltd.	230,496
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	28,908
11,000	Nissei Build Kogyo Co. Ltd.	55,921
1,500	Nissei Plastic Industrial Co. Ltd.	13,763
4,500	Nissha Printing Co. Ltd.	123,550
6,800	Nisshin Fudosan Co. Ltd.	31,859
32,000	Nisshin Oillio Group Ltd. (The)	151,058
50,824	Nisshin Steel Co. Ltd.	688,696
59,000	Nisshinbo Holdings, Inc.	562,776
23,000	Nissin Corp.	71,092
84,800	Nissin Electric Co. Ltd.	1,016,158
55,817	Nissin Foods Holdings Co. Ltd.	2,946,323
19,400	Nissin Kogyo Co. Ltd.	321,128
3,200	Nitta Corp.	87,007
2,600	Nittetsu Mining Co. Ltd.	131,255
80,000	Nitto Boseki Co. Ltd.	320,964
10,800	Nitto Kogyo Corp.	147,494
2,600	Nitto Kohki Co. Ltd.	57,798
12,000	Nitto Seiko Co. Ltd.	43,681
13,100	Nittoc Construction Co. Ltd.	52,790
3,200	Noda Corp.	20,604
1,200	Noevir Holdings Co. Ltd.	41,874
393,669	NOF Corp.	4,128,103

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
2,700	Nohmi Bosai Ltd.	$40,604
6,500	Nojima Corp.	71,557
43,900	NOK Corp.	891,142
5,000	Nomura Co. Ltd.	86,928
58,300	Nomura Real Estate Holdings, Inc.	1,004,282
2,100	Noritake Co. Ltd.	53,900
6,600	Noritz Corp.	113,283
62,900	North Pacific Bank Ltd.	253,472
4,100	NS Solutions Corp.	81,230
23,000	NS United Kaiun Kaisha Ltd.	42,981
3,100	NSD Co. Ltd.	48,322
46,000	NTN Corp.	195,147
8,400	NTT Urban Development Corp.	73,949
2,600	Obara Group, Inc.	122,274
14,900	Obayashi Road Corp.	90,131
1,800	Odelic Co. Ltd.	71,260
27,000	Oenon Holdings, Inc.	65,282
49,000	Ogaki Kyoritsu Bank Ltd. (The)	189,647
4,500	Ohashi Technica, Inc.	57,710
900	Ohsho Food Service Corp.	34,913
7,245	Oiles Corp.	129,231
46,000	Oita Bank Ltd. (The)	172,739
11,100	Okabe Co. Ltd.	93,885
8,000	Okamoto Industries, Inc.	75,458
11,900	Okamura Corp.	118,041
3,200	Okinawa Cellular Telephone Co.	100,753
1,125	Okinawa Electric Power Co., Inc. (The)	26,005
18,000	OKK Corp.	20,087
40,000	OKUMA Corp.	416,969
24,000	Okumura Corp.	145,390
26,000	Okura Industrial Co. Ltd.	123,426
10,000	Okuwa Co. Ltd.	101,940
2,600	ONO Sokki Co. Ltd.	19,780
2,400	Onoken Co. Ltd.	28,865
26,000	Onward Holdings Co. Ltd.	192,047
4,800	Open House Co. Ltd.	112,316
3,400	OPT Holding, Inc.	21,681
1,800	Optex Co. Ltd.	41,991
9,000	Organo Corp.	38,500
36,200	Orient Corp.(b)	66,366
10,000	Origin Electric Co. Ltd.	27,987
8,100	Osaka Organic Chemical Industry Ltd.	64,923
24,000	Osaka Soda Co. Ltd.	105,429
3,400	Osaka Steel Co. Ltd.	63,447
5,000	Osaki Electric Co. Ltd.	52,785
12,500	OSG Corp.	259,167
12,200	OSJB Holdings Corp.	26,472
5,000	OUG Holdings, Inc.	11,469
1,000	Outsourcing Inc.	33,611
24,900	Pacific Industrial Co. Ltd.	308,300
31,000	Pacific Metals Co. Ltd.(b)	98,016
2,950	Pack Corp. (The)	77,205
Shares		Value
JAPAN (continued)
1,400	Pal Co. Ltd.	$35,722
5,850	PALTAC Corp.	151,340
8,000	PanaHome Corp.	67,806
5,300	Panasonic Industrial Devices SUNX Co. Ltd.	37,740
35,299	Paramount Bed Holdings Co. Ltd.	1,419,338
4,500	Parco Co. Ltd.	43,840
72,950	Park24 Co. Ltd.	2,012,570
3,000	Pasco Corp.	11,266
1,900	Pasona Group, Inc.	12,974
3,000	PC Depot Corp.	16,659
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	26,980
57,100	Penta-Ocean Construction Co. Ltd.	279,153
400	PeptiDream, Inc.(b)	19,839
700	PIA Corp.	17,458
20,100	Pigeon Corp.	544,735
6,200	Pilot Corp.	251,767
2,200	Piolax, Inc.	141,847
129,500	Pioneer Corp.(b)	284,439
3,500	Plenus Co. Ltd.	76,007
2,600	Pocket Card Co. Ltd.	13,793
62,000	Press Kogyo Co. Ltd.	281,693
2,400	Pressance Corp.	28,950
6,000	Prestige International, Inc.	43,787
15,000	Prima Meat Packers Ltd.	58,586
1,200	Proto Corp.	14,847
3,400	PS Mitsubishi Construction Co. Ltd.	11,413
3,700	Qol Co. Ltd.	48,138
9,000	Raito Kogyo Co. Ltd.	94,456
20,000	Rasa Industries Ltd.	24,976
1,900	Relo Holdings, Inc.	279,001
111,840	Rengo Co. Ltd.	682,471
369,800	Resorttrust, Inc.	6,818,914
3,000	Rheon Automatic Machinery Co. Ltd.	29,147
10,000	Ricoh Leasing Co. Ltd.	303,782
4,800	Right On Co. Ltd.	41,534
2,900	Riken Corp.	110,185
6,500	Riken Keiki Co. Ltd.	97,923
19,000	Riken Technos Corp.	95,244
900	Riken Vitamin Co. Ltd.	35,471
3,000	Ringer Hut Co. Ltd.	62,652
83	Rinnai Corp.	7,057
17,500	Riso Kagaku Corp.	312,151
8,500	Riso Kyoiku Co. Ltd.	44,943
1,800	Rock Field Co. Ltd.	25,985
11,400	Rohto Pharmaceutical Co. Ltd.	197,387
900	Rokko Butter Co. Ltd.	19,266
600	Roland DG Corp.	18,067
1,700	Rorze Corp.	33,560
43,000	Round One Corp.	309,618
6,300	Royal Holdings Co. Ltd.	106,906

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
59,000	Ryobi Ltd.	$269,631
6,000	Ryoden Trading Co. Ltd.	39,536
8,400	Ryosan Co. Ltd.	261,128
1,800	S Foods, Inc.	48,862
1,700	Sac’s Bar Holdings, Inc.	18,473
22,000	Saibu Gas Co. Ltd.	49,686
4,700	Saizeriya Co. Ltd.	108,686
28,000	Sakai Chemical Industry Co. Ltd.	98,946
14,000	Sakai Heavy Industries Ltd.	41,785
1,800	Sakai Moving Service Co. Ltd.	47,905
1,800	Sakai Ovex Co. Ltd.	28,775
9,300	Sakata INX Corp.	121,902
2,900	Sakata Seed Corp.	83,088
5,100	SAMTY Co. Ltd.	52,034
2,300	San-A Co. Ltd.	106,536
31,000	San-Ai Oil Co. Ltd.	238,314
29,000	Sanden Holdings Corp.	91,692
1,100	Sanei Architecture Planning Co. Ltd.	15,373
21,750	Sangetsu Co. Ltd.	385,455
40,800	San-In Godo Bank Ltd. (The)	341,476
20,000	Sanken Electric Co. Ltd.(b)	94,234
800	Sanko Metal Industrial Co. Ltd.	22,602
3,900	Sankyo Co. Ltd.	130,391
6,200	Sankyo Tateyama, Inc.	92,800
52,000	Sankyu, Inc.	328,828
14,600	Sanoh Industrial Co. Ltd.	106,031
1,100	Sanrio Co. Ltd.	21,608
6,800	Sanshin Electronics Co. Ltd.	73,474
30,800	Sanwa Holdings Corp.	286,696
3,800	Sanyo Chemical Industries Ltd.	165,920
11,000	Sanyo Denki Co. Ltd.	86,024
2,000	Sanyo Electric Railway Co. Ltd.	10,823
2,400	Sanyo Housing Nagoya Co. Ltd.	21,320
8,000	Sanyo Industries Ltd.	14,029
60,000	Sanyo Special Steel Co. Ltd.	318,307
2,100	Sanyo Trading Co. Ltd.	31,004
13,000	Sapporo Holdings Ltd.	338,269
1,500	SATO Holdings Corp.	32,242
2,700	Sato Shoji Corp.	20,756
4,100	Satori Electric Co. Ltd.	26,726
7,800	Sawada Holdings Co. Ltd.	63,762
33,292	Sawai Pharmaceutical Co. Ltd.	1,745,538
35,000	SAXA Holdings, Inc.	77,495
112,480	SBI Holdings, Inc.	1,558,044
8,500	SBS Holdings, Inc.	60,752
2,400	SCREEN Holdings Co. Ltd.	150,279
5,800	Scroll Corp.	17,722
800	SCSK Corp.	30,077
18,800	Sega Sammy Holdings, Inc.	295,712
800	Seibu Electric Industry Co. Ltd.	16,105
18,000	Seika Corp.	55,000
8,700	Seikitokyu Kogyo Co. Ltd.	38,372
54,000	Seiko Holdings Corp.	196,085
38,300	Seino Holdings Co. Ltd.	442,667
Shares		Value
JAPAN (continued)
13,400	Seiren Co. Ltd.	$166,031
1,000	Sekisui Plastics Co. Ltd.	7,307
29,500	Senko Co. Ltd.	189,421
2,000	Senshu Electric Co. Ltd.	32,681
92,420	Senshu Ikeda Holdings, Inc.	425,635
8,800	Senshukai Co. Ltd.	57,363
13,000	Septeni Holdings Co. Ltd.	42,025
27,900	Seria Co. Ltd.	1,895,253
57,900	Seven Bank Ltd.	166,146
1,200	Shibaura Electronics Co. Ltd.	27,048
11,000	Shibaura Mechatronics Corp.	27,960
17,000	Shibusawa Warehouse Co. Ltd. (The)	51,492
5,100	Shibuya Corp.	102,804
1,400	Shidax Corp.	5,617
42,000	Shiga Bank Ltd. (The)	236,206
44,000	Shikibo Ltd.	60,792
14,000	Shikoku Bank Ltd. (The)	35,090
14,000	Shikoku Chemicals Corp.	138,004
3,900	Shikoku Electric Power Co., Inc.(b)	37,546
6,900	Shima Seiki Manufacturing Ltd.	238,331
12,749	Shimachu Co. Ltd.	311,978
1,800	Shimizu Bank Ltd. (The)	57,231
3,100	Shin Nippon Air Technologies Co. Ltd.	34,814
32,000	Shinagawa Refractories Co. Ltd.	80,772
7,000	Shindengen Electric Manufacturing Co. Ltd.	25,852
20,700	Shinko Electric Industries Co. Ltd.	157,482
12,700	Shinko Plantech Co. Ltd.	90,995
18,000	Shinmaywa Industries Ltd.	168,665
8,400	Shinnihon Corp.	64,799
600	Shinoken Group Co. Ltd.	10,054
2,200	Shinsho Corp.	47,757
900	Shinwa Co. Ltd.	14,380
8,800	Ship Healthcare Holdings, Inc.	233,425
3,000	Shizuki Electric Co., Inc.	17,430
27,900	Shizuoka Gas Co. Ltd.	180,877
7,000	Shochiku Co. Ltd.	83,385
800	Shoei Co. Ltd.	18,337
3,000	Shoei Foods Corp.	57,922
1,000	Showa Aircraft Industry Co. Ltd.	10,229
24,600	Showa Corp.	169,287
26,200	Showa Denko KK	430,904
32,000	Showa Sangyo Co. Ltd.	169,480
118,900	Showa Shell Sekiyu KK	1,165,728
3,200	Siix Corp.	116,482
3,000	Sinanen Holdings Co. Ltd.	58,533
31,000	Sinfonia Technology Co. Ltd.	79,346
2,600	Sinko Industries Ltd.	32,514
1,400	SK-Electronics Co. Ltd.	12,858
107,200	SKY Perfect JSAT Holdings, Inc.	482,310
2,800	Skylark Co. Ltd.	37,917

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
17,000	SMK Corp.	$61,881
2,800	SMS Co. Ltd.	67,105
12,400	Sodick Co. Ltd.	108,394
3,200	Sogo Medical Co. Ltd.	117,191
315,700	Sojitz Corp.	813,645
30,000	Sotetsu Holdings, Inc.	151,714
18,500	Sparx Group Co. Ltd.	37,029
700	SPK Corp.	15,449
5,000	Square Enix Holdings Co. Ltd.	143,034
300	ST Corp.	4,706
3,000	St. Marc Holdings Co. Ltd.	90,470
5,600	Star Micronics Co. Ltd.	85,059
4,900	Starts Corp., Inc.	85,276
2,200	Starzen Co. Ltd.	92,746
3,200	Stella Chemifa Corp.	97,210
1,300	Studio Alice Co. Ltd.	24,881
2,700	Sugi Holdings Co. Ltd.	125,542
2,700	Sugimoto & Co. Ltd.	37,065
44,600	Sumco Corp.	699,554
4,800	Sumida Corp.	47,571
7,000	Suminoe Textile Co. Ltd.	16,987
104,000	Sumitomo Bakelite Co. Ltd.	615,287
8,900	Sumitomo Densetsu Co. Ltd.	101,052
67,800	Sumitomo Forestry Co. Ltd.	931,342
144,000	Sumitomo Heavy Industries Ltd.	992,224
126,500	Sumitomo Mitsui Construction Co. Ltd.	134,443
355,474	Sumitomo Osaka Cement Co. Ltd.	1,432,474
7,000	Sumitomo Precision Products Co. Ltd.	21,761
1,980	Sumitomo Real Estate Sales Co. Ltd.	45,103
19,100	Sumitomo Riko Co. Ltd.	197,411
37,900	Sumitomo Rubber Industries Ltd.	592,450
3,800	Sumitomo Seika Chemicals Co. Ltd.	158,179
5,200	Sun Frontier Fudousan Co. Ltd.	46,285
3,600	Sun-Wa Technos Corp.	31,406
9,590	Suzuken Co. Ltd.	316,807
42,000	SWCC Showa Holdings Co. Ltd.(b)	33,106
1,700	Systena Corp.	27,267
7,000	T&K Toka Co. Ltd.	64,414
3,200	T. Hasegawa Co. Ltd.	54,528
18,000	T. RAD Co. Ltd.	46,232
3,240	Tachibana Eletech Co. Ltd.	39,054
6,700	Tachi-S Co. Ltd.	110,727
40,000	Tadano Ltd.	492,073
360,300	Taiheiyo Cement Corp.	1,260,460
9,600	Taiho Kogyo Co. Ltd.	140,119
6,000	Taikisha Ltd.	148,313
700	Taiko Pharmaceutical Co. Ltd.	11,296
3,000	Taiyo Holdings Co. Ltd.	121,291
Shares		Value
JAPAN (continued)
38,500	Taiyo Yuden Co. Ltd.	$470,893
2,400	Takaoka Toko Co. Ltd.	50,525
17,700	Takara Holdings, Inc.	169,146
8,000	Takara Leben Co. Ltd.	44,779
11,000	Takara Standard Co. Ltd.	185,298
5,200	Takasago International Corp.	139,314
134,900	Takasago Thermal Engineering Co. Ltd.	1,843,510
18,000	Takashima & Co. Ltd.	32,043
115,000	Takashimaya Co. Ltd.	991,011
5,700	Takeuchi Manufacturing Co. Ltd.	122,067
8,000	Takihyo Co. Ltd.	33,229
14,000	Takiron Co. Ltd.	66,212
33,000	Takisawa Machine Tool Co. Ltd.	49,978
9,000	Takuma Co. Ltd.	78,036
6,800	Tama Home Co. Ltd.	33,124
1,900	Tamron Co. Ltd.	34,480
34,000	Tamura Corp.	130,086
1,950	Tanseisha Co. Ltd.	15,353
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	83,881
18,000	Tayca Corp.	113,187
10,700	TBK Co. Ltd.	46,720
600	Techno Medica Co. Ltd.	11,016
51,600	Teijin Ltd.	1,090,405
12,000	Tekken Corp.	35,072
13,200	Temp Holdings Co. Ltd.	228,671
900	T-Gaia Corp.	14,746
7,900	THK Co. Ltd.	195,279
6,000	Toa Corp.	54,681
4,000	Toa Corp.	63,449
58,000	Toa Oil Co. Ltd.	77,566
22,000	Toa Road Corp.	66,442
1,400	Toabo Corp.	6,832
42,250	Toagosei Co. Ltd.	452,772
33,100	Tobishima Corp.	51,888
500	Tobu Store Co. Ltd.	12,767
17,100	TOC Co. Ltd.	135,243
2,200	Tocalo Co. Ltd.	49,978
40,000	Tochigi Bank Ltd. (The)	203,702
37,000	Toda Corp.	203,171
3,000	Toda Kogyo Corp.	7,626
20,000	Toei Co. Ltd.	178,018
21,000	Toenec Corp.	103,410
59,000	Toho Bank Ltd. (The)	222,080
4,000	Toho Co. Ltd.	88,424
541,477	Toho Gas Co. Ltd.	4,042,734
6,900	Toho Holdings Co. Ltd.	148,377
68,000	Toho Zinc Co. Ltd.	296,909
26,000	Tohoku Bank Ltd. (The)	35,922
15,000	Tokai Carbon Co. Ltd.	53,937
2,400	Tokai Corp.	84,280
19,000	TOKAI Holdings Corp.	135,462
12,000	Tokai Lease Co. Ltd.	22,637

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
14,500	Tokai Rika Co. Ltd.	$289,204
20,000	Tokai Tokyo Financial Holdings, Inc.	111,416
3,084	Tokushu Tokai Paper Co. Ltd.	109,528
54,000	Tokuyama Corp.(b)	241,998
11,850	Tokyo Century Corp.	403,536
22,200	Tokyo Dome Corp.	210,577
1,100	Tokyo Electron Device Ltd.	15,373
7,000	Tokyo Energy & Systems, Inc.	62,430
40,000	Tokyo Keiki, Inc.	89,983
11,300	Tokyo Ohka Kogyo Co. Ltd.	404,322
4,000	Tokyo Rakutenchi Co. Ltd.	18,599
2,500	Tokyo Sangyo Co. Ltd.	10,340
6,800	Tokyo Seimitsu Co. Ltd.	222,832
27,500	Tokyo Steel Manufacturing Co. Ltd.	248,184
25,300	Tokyo Tatemono Co. Ltd.	335,660
27,000	Tokyo Tekko Co. Ltd.	114,782
18,000	Tokyo Theaters Co., Inc.	26,623
6,275	Tokyo Ty Financial Group, Inc.	218,411
4,800	Tokyu Construction Co. Ltd.	37,750
170,800	Tokyu Fudosan Holdings Corp.	999,901
27,000	Toli Corp.	95,173
2,800	Tomato Bank Ltd.	39,132
1,100	Tomen Devices Corp.	20,644
7,300	Tomoe Corp.	23,404
1,300	Tomoe Engineering Co. Ltd.	22,060
41,000	Tomoku Co. Ltd.	121,646
26,700	TOMONY Holdings, Inc.	142,592
11,800	Tomy Co. Ltd.	125,514
11,000	Tonami Holdings Co. Ltd.	34,975
10,000	TonenGeneral Sekiyu KK	117,704
8,100	Topcon Corp.	124,538
18,600	Toppan Forms Co. Ltd.	193,067
8,100	Topre Corp.	206,320
7,200	Topy Industries Ltd.	201,506
4,000	TORIDOLL Holdings Corp.	87,291
2,500	Torii Pharmaceutical Co. Ltd.	55,332
5,000	Torishima Pump Manufacturing Co. Ltd.	49,508
12,100	Tosei Corp.	81,767
32,000	Toshiba Machine Co. Ltd.	139,438
11,000	Toshiba Plant Systems & Services Corp.	165,716
46,000	Toshiba TEC Corp.(b)	251,776
1,000	Tosho Co. Ltd.	46,497
163,000	Tosoh Corp.	1,234,302
5,900	Totetsu Kogyo Co. Ltd.	173,745
800	Tottori Bank Ltd. (The)	13,476
94,000	Towa Bank Ltd. (The)	95,740
5,500	Towa Corp.	79,059
3,000	Towa Pharmaceutical Co. Ltd.	116,642
15,700	Toyo Construction Co. Ltd.	56,732
600	Toyo Denki Seizo KK	8,811
16,000	Toyo Engineering Corp.	42,653
89,000	Toyo Ink SC Holdings Co. Ltd.	435,108
Shares		Value
JAPAN (continued)
16,000	Toyo Securities Co. Ltd.	$37,835
95,253	Toyo Suisan Kaisha Ltd.	3,399,784
32,200	Toyo Tire & Rubber Co. Ltd.	391,271
20,000	Toyo Wharf & Warehouse Co. Ltd.	32,947
544,000	Toyobo Co. Ltd.	881,693
36,000	Toyoda Gosei Co. Ltd.	867,558
9,200	Toyota Boshoku Corp.	204,109
5,100	TPR Co. Ltd.	145,669
1,200	Trancom Co. Ltd.	57,922
3,000	Transcosmos, Inc.	78,673
5,200	Trusco Nakayama Corp.	118,176
7,500	TS Tech Co. Ltd.	191,768
47,000	Tsubakimoto Chain Co.	377,132
8,000	Tsubakimoto Kogyo Co. Ltd.	26,570
7,000	Tsudakoma Corp.(b)	11,531
3,100	Tsukada Global Holdings, Inc.	17,874
6,800	Tsukishima Kikai Co. Ltd.	73,113
20,833	Tsukuba Bank Ltd.	63,287
5,000	Tsukui Corp.	33,744
8,800	Tsumura & Co.	254,858
1,200	Tsurumi Manufacturing Co. Ltd.	16,580
7,000	TTK Co. Ltd.	30,936
2,400	Tv Tokyo Holdings Corp.	49,186
86,840	UACJ Corp.	273,033
267,800	Ube Industries Ltd.	645,130
4,600	Uchida Yoko Co. Ltd.	99,366
6,000	Ueki Corp.	13,497
2,500	UKC Holdings Corp.	48,601
7,200	Ulvac, Inc.	255,389
18,500	Unipres Corp.	389,957
2,600	United Arrows Ltd.	73,457
9,300	United Super Markets Holdings, Inc.	81,296
35,000	Unitika Ltd.(b)	25,108
4,700	Universal Entertainment Corp.(b)	170,875
3,700	Unizo Holdings Co. Ltd.	105,518
19,880	Usen Corp.	66,730
8,600	U-Shin Ltd.	66,722
8,800	Utoc Corp.	31,565
400	V Technology Co. Ltd.	63,024
9,500	Valor Holdings Co. Ltd.	246,860
1,400	Village Vanguard Co. Ltd.	14,098
11,200	Vital KSK Holdings, Inc.	99,789
16,200	VT Holdings Co. Ltd.	78,769
23,000	Wacoal Holdings Corp.	279,276
33,000	Wakachiku Construction Co. Ltd.	44,425
7,600	Warabeya Nichiyo Co. Ltd.	165,247
2,700	WATAMI Co. Ltd.	26,376
600	Weathernews, Inc.	18,599
3,340	Welcia Holdings Co. Ltd.	183,699
5,900	West Holdings Corp.	42,587
1,000	Wowow, Inc.	31,707
6,500	Xebio Holdings Co. Ltd.	97,175

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
JAPAN (continued)
4,000	Yachiyo Industry Co. Ltd.	$37,729
4,500	Yahagi Construction Co. Ltd.	42,326
11,200	YAMABIKO Corp.	157,421
371,778	Yamada Denki Co. Ltd.	2,048,055
42,000	Yamagata Bank Ltd. (The)	180,037
51,000	Yamaguchi Financial Group, Inc.	556,930
7,000	Yamaichi Electronics Co. Ltd.	80,719
45,000	Yamanashi Chuo Bank Ltd. (The)	212,027
5,100	Yamatane Corp.	73,535
800	Yamaya Corp.	12,151
100	Yamazawa Co. Ltd.	1,630
12,300	Yamazen Corp.	105,341
1,200	Yaoko Co. Ltd.	48,729
700	Yashima Denki Co. Ltd.	3,937
43,800	Yaskawa Electric Corp.	791,744
4,700	Yellow Hat Ltd.	107,687
7,600	Yokogawa Bridge Holdings Corp.	96,725
133,300	Yokogawa Electric Corp.	2,132,139
22,300	Yokohama Reito Co. Ltd.	203,625
42,500	Yokohama Rubber Co. Ltd. (The)	748,672
500	Yondoshi Holdings, Inc.	10,991
8,300	Yorozu Corp.	115,484
2,700	Yoshinoya Holdings Co. Ltd.	38,906
6,800	Yuasa Trading Co. Ltd.	183,987
27,000	Yuken Kogyo Co. Ltd.	53,326
2,700	Yumeshin Holdings Co. Ltd.	18,987
13,000	Yurtec Corp.	94,872
8,000	Yusen Logistics Co. Ltd.	79,426
900	Yushiro Chemical Industry Co. Ltd.	11,622
3,000	Zenkoku Hosho Co. Ltd.	103,755
2,400	Zenrin Co. Ltd.	46,550
14,300	Zensho Holdings Co. Ltd.	245,447
52,000	Zeon Corp.	598,707
1,500	ZERIA Pharmaceutical Co. Ltd.	23,594
4,000	Zojirushi Corp.	52,325
		290,756,925
JERSEY CHANNEL ISLANDS — 0.1%
679,538	Atrium European Real Estate Ltd.(d)	2,846,232
400,611	Centamin Plc	790,225
51,777	Phoenix Group Holdings	490,146
3,503	Randgold Resources Ltd.	297,679
		4,424,282
LUXEMBOURG — 0.2%
22,999	APERAM SA	1,084,591
9,853	B&M European Value Retail SA	37,223
927	BRAAS Monier Building Group SA(c)	25,288
60,129	d’Amico International Shipping SA	15,838
Shares		Value
LUXEMBOURG (continued)
1,249	Eurofins Scientific SE	$559,546
22,500	L’Occitane International SA	44,426
144,219	Stabilus SA(b)(d)	8,718,372
		10,485,284
MALAYSIA — 0.3%
75,100	Aeon Co. (M) Berhad	40,182
314,490	Affin Holdings Berhad	173,238
155,500	AirAsia Berhad	89,519
297,900	Alliance Financial Group Berhad	252,874
123,600	Ammb Holdings Berhad	127,800
20,100	Amway Malaysia Holdings Berhad	34,033
157,600	APM Automotive Holdings Berhad	121,327
32,700	Batu Kawan Berhad	139,526
95,933	Berjaya Assets Berhad(b)	19,059
337,119	Berjaya Corp. Berhad(b)	28,921
19,519	Berjaya Sports Toto Berhad	12,911
59,100	BIMB Holdings Berhad	57,239
385,800	Bintulu Port Holdings Berhad(d)	544,362
627,207	Boustead Holdings Berhad	379,482
31,600	Bursa Malaysia Berhad	63,421
60,400	Cahya Mata Sarawak Berhad	56,043
16,900	Carlsberg Brewery-Malaysia Berhad	53,262
98,060	CB Industrial Product Holding Berhad	44,719
3,350	Dayang Enterprise Holdings Berhad(b)	809
8,559,108	Dialog Group Berhad	2,956,414
208,900	DRB-Hicom Berhad	55,178
264,574	Eastern & Oriental Berhad	100,346
148,050	Evergreen Fibreboard Berhad	31,418
55,400	Felda Global Ventures Holdings Berhad	23,138
29,900	Gamuda Berhad	32,468
21,800	Genting Plantations Berhad	53,645
23,300	Globetronics Technology Berhad	21,830
75,000	Glomac Berhad	11,852
41,100	GuocoLand Malaysia Berhad	10,949
300,480	HAP Seng Consolidated Berhad	590,174
93,500	Hap Seng Plantations Holdings Berhad	56,571
2,712,360	Hartalega Holdings Berhad(d)	2,890,245
31,600	Heineken Malaysia Berhad	113,288
19,992	Hock Seng LEE Berhad	7,357
39,700	Hong Leong Industries Berhad	86,400
45,377	Hua Yang Berhad	11,269
21,720	Hume Industries Berhad	12,847
550,980	IJM Corp. Berhad	411,727
36,700	IJM Plantations Berhad	27,922
147,654	Inari Amertron Berhad	59,335
9,300	Jaya Tiasa Holdings Berhad	2,876

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
MALAYSIA (continued)
134,000	JCY International Berhad	$18,756
59,079	Kenanga Investment Bank Berhad(b)	6,202
45,100	Kian JOO CAN Factory Berhad	30,545
1,976,800	KKB Engineering Berhad(d)	586,859
310,080	KNM Group Berhad(b)	24,151
21,600	Kossan Rubber Industries	32,428
1,128,888	KPJ Healthcare Berhad	1,070,398
181,574	KSL Holdings Berhad	41,812
35,950	Kumpulan Fima Berhad	14,284
102,500	Kumpulan Perangsang Selangor Berhad	28,463
15,000	Lafarge Malaysia Berhad	23,366
187,300	Land & General Berhad	13,954
157,800	Landmarks Berhad(b)	27,075
34,400	LBS Bina Group Berhad	13,979
79,000	Lingkaran Trans Kota Holdings Berhad	105,226
17,100	LPI Capital Berhad	66,091
214,257	Lynas Corp. Ltd.(b)	13,812
62,600	Magnum Berhad	30,385
542,073	Mah Sing Group Berhad	182,343
73,050	Malayan Flour Mills Berhad	23,418
71,823	Malaysia Airports Holdings Berhad	100,207
223,560	Malaysia Building Society Berhad	55,518
27,400	Malaysian Pacific Industries Berhad	50,476
189,350	Malaysian Resources Corp. Berhad	61,129
12,100	Media Prima Berhad	2,786
18,700	Mega First Corp. Berhad	11,441
81,000	MKH Berhad	54,128
316,100	MMC Corp. Berhad	166,988
68,250	MNRB Holdings Berhad(b)	36,517
22,700	Muhibbah Engineering M Berhad	12,094
579,100	Mulpha International Berhad(b)	29,416
106,800	My EG Services Berhad	38,337
31,800	Naim Holdings Berhad(b)	11,415
71,200	Oriental Holdings Berhad	109,304
30,500	Padini Holdings Berhad	16,801
87,157	Pantech Group Holdings Berhad	8,953
94,300	POS Malaysia Berhad	85,795
311,360	Press Metal Berhad	144,099
60,750	Protasco Berhad	16,321
2,829,800	QL Resources Berhad(d)	2,804,565
615,200	SapuraKencana Petroleum Berhad(b)	238,886
25,457	Sarawak Oil Palms Berhad	22,241
15,200	Scientex Berhad	23,986
2,300	Selangor Properties Berhad	2,311
51,400	Shangri-La Hotels (Malaysia) Berhad	59,877
Shares		Value
MALAYSIA (continued)
6,100	Shell Refining Co. Federation of Malaya Berhad(b)	$3,884
115,060	Sunway Berhad	78,967
14,966	Sunway Construction Group Berhad	5,744
21,100	Supermax Corp. Berhad	9,956
27,000	Syarikat Takaful Malaysia Berhad	25,357
30,436	Ta Ann Holdings Berhad	28,035
269,700	TA Enterprise Berhad	29,835
195,360	TA Global Berhad	11,908
126,800	TAN Chong Motor Holdings Berhad	48,665
211,200	TDM Berhad	37,191
54,040	TH Plantations Berhad(b)	14,030
20,860	Time dotCom Berhad	37,675
17,800	Tiong NAM Logistics Holdings	6,349
72,020	Top Glove Corp. Berhad	84,548
157,116	Tropicana Corp. Berhad	35,293
43,600	TSH Resources Berhad	18,702
41,800	UEM Edgenta Berhad	30,669
120,408	UEM Sunrise Berhad	29,902
12,100	UMW Holdings Berhad	15,434
122,900	Unisem M Berhad	69,919
15,000	United Malacca Berhad	19,641
20,800	United Plantations Berhad	129,134
142,300	VS Industry Berhad	48,188
95,155	Wah Seong Corp. Berhad	17,615
117,038	WCT Holdings Berhad	48,353
4,085,950	Wellcall Holdings Berhad(d)	1,807,983
36,900	WTK Holdings Berhad	8,331
47,600	Yinson Holdings Berhad	33,420
43,014	YNH Property Berhad(b)	14,760
25,600	Zhulian Corp. Berhad	8,380
		19,080,982
MALTA — 0.0%
34,973	Unibet Group Plc - SDR	295,270
MARTINIQUE — 0.0%
100,000	MGM China Holdings Ltd.	195,131
MEXICO — 0.3%
5,788	Alsea SAB de CV	16,753
3,201,600	Asesor de Activos Prisma SAPI de CV REIT(d)	1,630,469
94,339	Axtel SAB de CV - CPO Units(b)	16,693
2,584	Bio Pappel SAB de CV(b)	2,836
1,148,637	Bolsa Mexicana de Valores SAB de CV	1,564,308
135,451	Consorcio ARA SAB de CV	43,324
1,885,349	Corp Inmobiliaria Vesta SAB de CV	2,073,988
800	Corp. Actinver SAB de CV	472
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	47,849

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
MEXICO (continued)
27,300	Corp. Moctezuma SAB de CV	$74,162
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(d)	1,732,942
121,017	Genomma Lab Internacional SAB de CV - Class B(b)	126,045
22,755	Gruma SAB de CV - Series B	305,575
4,782	Grupo Aeroportuario del Centro Norte SAB de CV	20,400
205,728	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,594,642
77,632	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,127,206
120,492	Grupo Cementos de Chihuahua SAB de CV	548,912
46,057	Grupo Herdez SAB de CV	81,829
48,305	Grupo Industrial Maseca SAB de CV - Series B	56,034
12,400	Grupo Industrial Saltillo SAB de CV	20,812
17,079	Grupo KUO SAB de CV - Series B	27,027
15,920	Grupo Simec SAB de CV - Series B(b)	73,449
10,779	Grupo Sports World SAB de CV(b)	8,219
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	306,993
146,913	Industrias CH SAB de CV - Series B(b)	929,941
49,401	Kimberly-Clark de Mexico SAB de CV - Class A	88,907
140,111	La Comer SAB de CV(b)	99,439
1,999,300	Macquarie Mexico Real Estate Management SA de CV REIT	1,967,326
90	Medica Sur SAB de CV - Series B	173
33,400	Megacable Holdings SAB de CV - CPO Shares	105,709
276,021	Mexichem SAB de CV	654,530
35,050	OHL Mexico SAB de CV(b)	33,094
130,899	Organizacion Soriana SAB de CV - Series B(b)	276,191
23,143	Qualitas Controladora SAB de CV - Class I	34,836
		15,691,085
MONACO — 0.0%
12,500	Endeavour Mining Corp.(b)	238,809
NETHERLANDS — 0.5%
21,357	Aalberts Industries NV	748,135
9,662	Accell Group NV	226,387
19,244	Aegon NV	104,119
6,845	AMG Advanced Metallurgical Group NV	126,651
3,385	Amsterdam Commodities NV	75,129
Shares		Value
NETHERLANDS (continued)
10,875	Arcadis NV	$147,567
11,197	ASM International NV	551,177
4,808	BE Semiconductor Industries NV	173,459
3,301	Beter Bed Holding NV	57,300
17,415	BinckBank NV	99,713
104,995	Boskalis Westminster	3,882,554
3,196	Brunel International NV	56,012
3,739	Chicago Bridge & Iron Co. NV	124,172
4,038	Corbion NV	103,288
244	Core Laboratories NV	28,507
14,948	Delta Lloyd NV	85,894
5,097	Euronext N.V	225,454
1,071	Flow Traders	37,390
2,355	Fugro NV(b)	37,040
9,716	Gemalto NV	563,860
4,518	GrandVision NV	107,640
5,707	Heijmans NV - CVA(b)	38,049
1,031	Hunter Douglas NV	64,530
3,654	KAS Bank NV - CVA	33,627
3,442	Kendrion NV	97,722
35,275	Koninklijke BAM Groep NV	166,560
12,374	Koninklijke Vopak NV	530,505
431	Nederland Apparatenfabriek	16,401
10,625	NSI NV REIT	43,207
13,255	Ordina NV(b)	28,360
27,537	PostNL NV(b)	120,511
210,215	QIAGEN NV(b)	6,055,581
22,201	Randstad Holding NV	1,289,376
522,458	Refresco Gerber NV(d)	7,876,209
99,492	SBM Offshore NV	1,615,329
10,543	Sligro Food Group NV	381,840
86,230	SNS REAAL NV(b)(c)(d)	0
8,477	TKH Group NV	343,619
18,993	TomTom NV(b)	173,907
2,363	Van Lanschot NV - CVA	50,966
12,798	Wessanen	181,467
		26,669,214
NEW ZEALAND — 0.7%
7,184	a2 Milk Co. Ltd.(b)	11,649
320,760	Air New Zealand Ltd.	494,219
3,211,087	Auckland International Airport Ltd.	16,114,932
44,374	Chorus Ltd.	132,020
105,881	Contact Energy Ltd.	370,558
19,426	Ebos Group Ltd.	240,874
63,221	Fisher & Paykel Healthcare Corp. Ltd.	403,089
23,408	Freightways Ltd.	120,050
34,123	Genesis Energy Ltd.	54,078
53,576	Heartland Bank Ltd.	62,108
36,913	Infratil Ltd.	77,729
7,542	Kathmandu Holdings Ltd.	10,458
70,342	Kiwi Property Group Ltd. REIT	74,577
22,834	Mainfreight Ltd.	350,146

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
NEW ZEALAND (continued)
6,364,208	Mercury Ltd.(d)	$14,335,176
28,706	Metlifecare Ltd.	117,524
39,566	New Zealand Oil & Gas Ltd.	18,579
13,133	New Zealand Refining Co. Ltd. (The)	26,016
56,805	NZME Ltd.	28,002
45,243	NZX Ltd.	36,514
73,491	PGG Wrightson Ltd.	28,578
80,140	Pike River Coal Ltd.(b)(c)(d)	0
226,520	Port of Tauranga Ltd.(b)	696,371
23,490	Restaurant Brands New Zealand Ltd.	95,480
8,981	Ryman Healthcare Ltd.	57,394
15,128	Sanford Ltd.	78,806
74,844	Skellerup Holdings Ltd.	86,763
182,421	SKY Network Television Ltd.	621,031
2,149,515	SKYCITY Entertainment Group Ltd.	5,961,459
55,636	Summerset Group Holdings Ltd.	202,060
29,035	Tilt Renewables Ltd.(b)	48,997
43,782	Tower Ltd.	26,341
82,337	Trade Me Group Ltd.	305,679
29,035	TrustPower Ltd.	98,846
25,065	Vector Ltd.	59,033
43,509	Warehouse Group Ltd. (The)	83,637
		41,528,773
NORWAY — 0.1%
39,115	ABG Sundal Collier Holding ASA	24,755
1,087	AF Gruppen ASA	20,098
14,300	Akastor ASA(b)	25,659
9,669	Aker ASA - Class A	400,919
13,509	Aker BP ASA(b)	245,185
21,852	Aker Solutions ASA(b)	117,472
3,472	American Shipping Co. ASA	12,839
18,135	Atea ASA	176,446
41,175	Austevoll Seafood ASA	380,647
9,866	Bonheur ASA	99,281
9,217	Borregaard ASA	101,411
37,184	BW Offshore Ltd.(b)	108,197
78,478	DNO ASA(b)	81,922
279,724	DOF ASA(b)	37,305
5,301	Ekornes ASA	73,267
15,768	Fred Olsen Energy ASA(b)	33,838
22,339	Grieg Seafood ASA	187,150
14,061	Hexagon Composites ASA(b)	47,052
4,846	Hoegh LNG Holdings Ltd.	53,906
194,372	Kongsberg Automotive ASA(b)	137,389
4,472	Kongsberg Gruppen ASA	73,738
28,990	Kvaerner ASA	38,135
5,047	Leroy Seafood Group ASA	280,924
12,409	Nordic Semiconductor ASA(b)	52,356
2,144	Norwegian Air Shuttle ASA(b)	69,898
4,455	Ocean Yield ASA	33,758
Shares		Value
NORWAY (continued)
23,394	Opera Software ASA(b)	$105,227
47,996	Petroleum Geo-Services ASA(b)	159,152
1,512	Prosafe SE(b)	6,269
5,031	Protector Forsikring ASA	44,832
12,159	Salmar ASA	343,923
9,108	Scatec Solar ASA	40,858
4,634	Schibsted ASA - Class A	122,535
4,604	Schibsted ASA - Class B	114,709
5,087	Sevan Marine ASA(b)	9,806
7,660	Solstad Offshore ASA(b)	10,076
29,923	SpareBank 1 SMN	250,324
2,731	SpareBank 1 SR-Bank ASA	20,280
126,468	Storebrand ASA(b)	770,487
21,925	TGS Nopec Geophysical Co. ASA	524,995
26,311	Tomra Systems ASA	287,894
12,901	Veidekke ASA	191,606
3,880	Wilh Wilhelmsen Holding ASA	105,608
		6,022,128
PANAMA — 0.0%
358	Copa Holdings SA	34,901
PERU — 0.1%
1,162,608	Alicorp SA(d)	2,669,271
2,050,358	Ferreycorp SAA(d)	1,128,292
		3,797,563
PHILIPPINES — 0.2%
476,500	Alliance Global Group, Inc.	120,071
23,966	Belle Corp.	1,560
37,840	Cebu Air, Inc.	72,197
124,030	China Banking Corp.	95,954
1,563,626	Concepcion Industrial Corp.(d)	1,790,951
90,600	Cosco Capital, Inc.	16,713
11,800,800	D&L Industries, Inc.	2,916,705
130,900	Del Monte Pacific Ltd.	31,579
98,300	DMCI Holdings, Inc.	25,521
72,800	EEI Corp.	11,352
726,600	Energy Development Corp.	79,719
2,062,375	Filinvest Land, Inc.	67,136
86,000	First Gen Corp.	38,710
123,070	First Philippine Holdings Corp.	175,585
12,521,900	GMA Holdings, Inc. - PDR(d)	1,471,981
12,280	International Container Terminal Services, Inc.	19,112
1,274,700	Lopez Holdings Corp.	202,866
3,657,300	Manila Water Co., Inc.	2,215,766
4,702,696	Megaworld Corp.	346,808
443,500	Metro Pacific Investments Corp.	60,779
623,000	Pepsi-Cola Products Philippines, Inc.	40,937
282,000	Petron Corp.	52,643
2,020	Philippine National Bank	2,212
39,900	Puregold Price Club, Inc.	34,636
75,400	Rizal Commercial Banking Corp.	54,772

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
PHILIPPINES (continued)
379,400	Robinsons Land Corp.	$191,358
48,560	San Miguel Corp.	95,627
59,641	Security Bank Corp.	255,510
34,010	Semirara Mining & Power Corp.	92,397
6	Top Frontier Investment Holdings, Inc.(b)	32
161,290	Union Bank of Philippines, Inc.	253,935
1,010,600	Vista Land & Lifescapes, Inc.	102,959
		10,938,083
POLAND — 0.0%
809	Asseco Poland SA	11,616
15,342	Bank Millennium SA(b)	22,526
1,869	Budimex SA	100,808
88	CCC SA	4,540
735	Ciech SA	12,629
990	Dom Development SA	15,574
125,804	Getin Holding SA(b)	44,294
76,926	Getin Noble Bank SA(b)	31,695
2,678	Grupa Azoty SA	45,947
119	Grupa Azoty Zaklady Chemiczne Police SA(b)	680
1,793	Grupa Kety SA	192,521
1,231	Inter Cars SA	97,089
48,629	Netia SA	54,401
9,252	Orbis SA	169,344
1,623	Pelion SA(b)	21,317
		824,981
PORTUGAL — 0.0%
16,720	Altri SGPS SA	73,208
31,522	Banco BPI SA(b)	38,520
59,527	Banco Comercial Portugues SA(b)	10,050
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
1,903	CTT-Correios de Portugal SA	10,588
31,264	Jeronimo Martins SGPS SA	528,351
22,362	Mota-Engil SGPS SA	38,841
47,493	Navigator Co. SA (The)	172,725
36,299	NOS SGPS SA	204,115
15,219	REN - Redes Energeticas Nacionais SGPS SA	41,861
5,424	Semapa - Sociedade de Investimento e Gestao	76,996
109,476	Sonae SGPS SA	93,953
		1,289,208
PUERTO RICO — 0.0%
74,300	Evertec Inc.	1,266,815
3,184	First BanCorp(b)	21,396
528	Popular, Inc.	23,459
		1,311,670
SINGAPORE — 1.0%
32,200	Accordia Golf Trust.	15,308
2,373,000	Ascendas India Trust - Unit(d)	1,767,943
Shares		Value
SINGAPORE (continued)
6,935,700	Ascendas Real Estate Investment Trust	$12,106,164
233,100	ASL Marine Holdings Ltd.	24,644
7,400	Bonvests Holdings Ltd.	6,668
25,598	Boustead Projects Ltd.(b)	13,350
48,229	Boustead Singapore Ltd.	27,719
16,000	Breadtalk Group Ltd.	14,588
40,000	Bukit Sembawang Estates Ltd.	139,355
18,590	BW LPG Ltd.	94,662
41,612	Cape Plc	94,488
7,364,200	CapitaLand Mall Trust REIT	10,136,977
42,000	China Aviation Oil Singapore Corp. Ltd.	45,148
116,500	Chip Eng Seng Corp. Ltd.	54,970
95,400	ComfortDelGro Corp. Ltd.	163,135
115,600	Cosco Corp. Singapore Ltd.(b)(c)(d)	22,967
18,200	CSE Global Ltd.	5,940
156,000	CW Group Holdings Ltd.	31,164
65,300	CWT Ltd.	92,667
282,746	Ezion Holdings Ltd.(b)	82,255
130,121	Far East Orchard Ltd.	135,721
73,900	First Resources Ltd.	101,201
7,741	Flextronics International Ltd.	121,301
164,000	Fragrance Group Ltd.(b)	20,364
15,000	Frasers Centrepoint Ltd.	16,763
91,900	Gallant Venture Ltd.(b)	7,694
59,100	GL Ltd.	32,918
52,560	Global Premium Hotels Ltd.(b)	11,002
463,600	Golden Agri-Resources Ltd.	139,802
58,000	GP Industries Ltd.	24,281
48,960	GSH Corp. Ltd.	18,412
118,666	Guocoland Ltd.	154,505
11,199	Halcyon Agri Corp. Ltd.(b)	5,562
32,000	Hiap Hoe Ltd.	15,780
66,600	Ho Bee Land Ltd.	104,908
285,340	Hong Fok Corp. Ltd.	134,637
110,600	Hong Leong Asia Ltd.	70,628
9,000	Hour Glass Ltd. (The)	3,991
503,100	Hutchison Port Holdings Trust - Units	213,818
29,000	IGG, Inc.	21,753
129,600	Indofood Agri Resources Ltd.	49,197
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
81,178	Keppel Infrastructure Trust	28,512
166,600	Lian Beng Group Ltd.	54,968
42,000	Low Keng Huat Singapore Ltd.	17,285
75,000	Lum Chang Holdings Ltd.	18,626
39,000	M1 Ltd.	55,621
209,700	Midas Holdings Ltd.	34,222
214,300	Olam International Ltd.	302,591
34,400	Oxley Holdings Ltd.	11,350
21,000	Pan-United Corp. Ltd.	9,164
113,400	Penguin International Ltd.	19,311
63,500	Petra Foods Ltd.	101,377

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
SINGAPORE (continued)
100,770	QAF Ltd.	$104,034
176,250	Raffles Education Corp. Ltd.(b)	24,136
95,875	Raffles Medical Group Ltd.	100,681
90,300	Religare Health Trust - Units	58,946
81,700	Rotary Engineering Ltd.	21,449
217,500	Roxy-Pacific Holdings Ltd.	77,935
4,320,000	SATS Ltd.	16,184,482
165,600	Sembcorp Industries Ltd.	370,128
97,000	Sheng Siong Group Ltd.	64,008
4,029,200	SIA Engineering Co. Ltd.(d)	9,977,584
131,100	SIIC Environment Holdings Ltd.(b)	54,418
592,000	Sinarmas Land Ltd.	189,023
106,200	Singapore Post Ltd.	110,393
174,000	Singapore Reinsurance Corp. Ltd.	37,656
440,400	Stamford Land Corp. Ltd.	159,367
47,200	StarHub Ltd.	99,467
36,600	Sunningdale Tech Ltd.	29,216
82,000	Super Group Ltd.	75,056
126,700	Tat Hong Holdings Ltd.(b)	32,364
54,000	Technovator International Ltd.	20,949
66,500	Tiong Woon Corp Holding Ltd.	12,032
378,314	Tuan Sing Holdings Ltd.	80,529
42,550	UMS Holdings Ltd.	18,719
220,554	United Engineers Ltd.	442,876
405,492	United Industrial Corp. Ltd.	814,235
158,057	UOB-Kay Hian Holdings Ltd.	142,990
87,611	UOL Group Ltd.	395,985
33,000	Venture Corp. Ltd.	238,599
142,729	Vibrant Group Ltd.	34,433
179,912	Wheelock Properties (Singapore) Ltd.	208,079
30,300	Wing Tai Holdings Ltd.	37,301
871	XP Power Ltd.	19,778
96,800	Yongnam Holdings Ltd.(b)	13,462
		57,247,687
SOUTH AFRICA — 0.2%
3,726	Adcock Ingram Holdings Ltd.	14,221
7,576	Aeci Ltd.	57,853
109,566	African Bank Investments Ltd.(b)(d)	41
1,086	African Rainbow Minerals Ltd.	9,712
2,388	AngloGold Ashanti Ltd.(b)	30,107
11,049	ArcelorMittal South Africa Ltd.(b)	10,832
131	Assore Ltd.	2,691
753	Astral Foods Ltd.	8,471
5,518	Aveng Ltd.(b)	2,985
3,975	AVI Ltd.	27,027
5,703	Bidvest Group Ltd. (The)	67,107
67	Cashbuild Ltd.	1,728
12,138	Caxton and CTP Publishers and Printers Ltd.	11,980
2,848	City Lodge Hotels Ltd.	31,234
Shares		Value
SOUTH AFRICA (continued)
163,215	Clicks Group Ltd.	$1,477,717
423	Consolidated Infrastructure Group Ltd.(b)	721
7,182	Coronation Fund Managers Ltd.	35,556
10,239	DataTec Ltd.	39,588
1,832	Distell Group Ltd.	20,392
140,554	EOH Holdings Ltd.	1,530,187
2,034	Exxaro Resources Ltd.	16,049
1,814	Famous Brands Ltd.	19,607
5,854	Foschini Group Ltd. (The)	69,848
163,011	Gold Fields Ltd.	558,532
5,878	Grand Parade Investments Ltd.	1,570
7,349	Hudaco Industries Ltd.	62,446
5,152	Impala Platinum Holdings Ltd.(b)	20,432
197,189	Investec Plc	1,392,882
2,731	JSE Ltd.	32,699
6,304	Lewis Group Ltd.	19,111
5,174	Liberty Holdings Ltd.	42,237
35,208	Lonmin Plc(b)	56,361
13,815	Metair Investments Ltd.	22,555
48,205	MMI Holdings Ltd.	88,361
8,651	Mpact Ltd.	18,939
3,964	Murray & Roberts Holdings Ltd.	3,295
13,311	Netcare Ltd.	31,907
169,754	Oceana Group Ltd.(d)	1,492,701
9,865	Peregrine Holdings Ltd.	21,868
88,529	Petra Diamonds Ltd.	168,391
3,329	Pioneer Foods Group Ltd.	40,983
1,223	PSG Group Ltd.	20,592
9,473	Redefine Properties Ltd. REIT	7,831
746,260	Rhodes Food Group Pty Ltd.	1,558,977
545	Santam Ltd.	9,712
3,996	Spar Group Ltd. (The)	56,493
11,989	Super Group Ltd.(b)	32,519
1,710	Telkom SA SOC Ltd.	9,344
519	Tiger Brands Ltd.	15,622
570	Tongaat Hulett Ltd.	5,656
2,780	Trencor Ltd.	7,726
6,418	Truworths International Ltd.	38,579
3,590	Tsogo Sun Holdings Ltd.	7,060
		9,331,035
SOUTH KOREA — 0.8%
1,015	Able C&C Co. Ltd.	16,294
4,160	Aekyung Petrochemical Co. Ltd.	39,914
1,398	AfreecaTV Co. Ltd.	26,827
821	AJ Rent A Car Co. Ltd.(b)	6,274
820	AK Holdings, Inc.	35,634
1,630	Amotech Co. Ltd.(b)	32,962
61	Asia Cement Co. Ltd.	3,853
299	ASIA Holdings Co. Ltd.	25,138
612	Asia Paper Manufacturing Co. Ltd.(b)	10,559
12,631	Asiana Airlines, Inc.(b)	45,542

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,934	Baiksan Co. Ltd.	$22,192
1,005	Binggrae Co. Ltd.	55,780
642	Bioland Ltd.	9,171
72,510	BNK Financial Group, Inc.	532,235
699	Boryung Pharmaceutical Co. Ltd.	31,278
2,094	Bukwang Pharmaceutical Co. Ltd.	40,543
2,010	Byucksan Corp.	6,633
3,199	Chabiotech Co. Ltd.(b)	32,207
5,763	Cheil Worldwide, Inc.	91,992
190	Chongkundang Holdings Corp.	9,663
73	Chosun Refractories Co. Ltd.	5,421
1,161	CJ CGV Co. Ltd.	79,325
1,049	CJ CheilJedang Corp.	319,999
4,840	CJ E&M Corp.	364,426
160	CJ Freshway Corp.	4,915
2,306	CJ Hellovision Co. Ltd.	18,216
471	CJ Korea Express Corp.(b)	66,064
331	CJ O Shopping Co. Ltd.	45,801
930	CKD Bio Corp.	17,046
1,263	Com2uSCorp.	92,924
270	Cosmax BTI, Inc.	7,563
750	Crown Confectionery Co. Ltd.	21,588
2,318	Crucialtec Co. Ltd.(b)	17,473
252	Cuckoo Electronics Co. Ltd.	27,973
2,180	Dae Dong Industrial Co. Ltd.	12,963
13,149	Dae Won Kang Up Co. Ltd.	48,880
8,001	Daeduck Electronics Co.	57,007
5,167	Daeduck GDS Co. Ltd.	59,580
2,409	Daehan Steel Co. Ltd.	19,279
3,830	Dae-Il Corp.(b)	28,278
8,099	Daelim Industrial Co. Ltd.	584,723
3,143	Daeryuk Can Co. Ltd.	18,391
3,639	Daesang Corp.	78,911
3,927	Daesang Holdings Co. Ltd.	33,961
2,180	Daesung Holdings Co. Ltd.	17,427
3,074	Daewon San Up Co. Ltd.	24,944
15,152	Daewoo Engineering & Construction Co. Ltd.(b)	67,539
57,798	Daewoo Securities Co. Ltd.	438,173
912	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)(c)(d)	26,369
496	Daewoong Co. Ltd.	17,606
513	Daewoong Pharmaceutical Co. Ltd.	30,106
7,916	Daishin Securities Co. Ltd.	76,633
1,845	Dasan Networks, Inc.(b)	10,082
3,650	Dayou Automotive Seat Technology Co. Ltd.	4,853
39,722	DGB Financial Group, Inc.	337,369
1,248	Dio Corp(b)	33,936
2,359	Dong Ah Tire & Rubber Co. Ltd.	51,561
456	Dong-A Socio Holdings Co. Ltd.	49,245
Shares		Value
SOUTH KOREA (continued)
144	Dong-A ST Co. Ltd.	$10,954
1,950	Dong-Ah Geological Engineering Co. Ltd.	15,622
3,534	Dongbu HiTek Co. Ltd.(b)	53,370
8,862	Dongbu Insurance Co. Ltd.	450,688
905	Dongbu Securities Co. Ltd.(b)	2,788
811	Dong-IL Corp.	41,512
288	Dongil Industries Co. Ltd.	19,826
6,590	Dongjin Semichem Co. Ltd.	56,651
665	DongKook Pharmaceutical Co. Ltd.	31,988
4,404	Dongkuk Industries Co. Ltd.	15,879
10,327	Dongkuk Steel Mill Co. Ltd.(b)	108,415
694	Dongkuk Structures & Construction Co. Ltd.	3,183
2,262	Dongsuh Cos., Inc.	49,830
9,440	DONGSUNG Corp.	49,714
767	Dongwha Enterprise Co. Ltd.	21,615
1,969	Dongwha Pharmaceutical Co. Ltd.	13,911
210	Dongwon F&B Co. Ltd.	36,955
267	Dongwon Industries Co. Ltd.	78,462
376	Dongwon Systems Corp.	21,484
221	Dongyang E&P, Inc.	2,586
2,018	Doosan Corp.	182,334
10,689	Doosan Heavy Industries & Construction Co. Ltd.	252,485
29,204	Doosan Infracore Co. Ltd.(b)	216,121
2,602	DRB Holding Co. Ltd.(b)	25,073
1,797	Duzon Bizon Co. Ltd.	35,566
2,090	DY Corp.	13,183
190	e Tec E&C Ltd.	21,091
153	E1 Corp.	7,649
1,441	Eagon Industrial Ltd.	13,454
11,061	Easy Bio, Inc.	56,157
5,009	e-LITECOM Co. Ltd.	39,913
3,364	E-Mart Co. Ltd.	587,636
2,121	EM-Tech Co. Ltd.(b)	19,347
305	Eo Technics Co. Ltd.	22,309
10,985	Eugene Corp.	44,617
20,861	Eugene Investment & Securities Co. Ltd.(b)	48,648
3,243	Eugene Technology Co. Ltd.	45,766
4,964	Eusu Holdings Co. Ltd.	28,449
3,297	EVERDIGM Corp.	31,634
656	Fila Korea Ltd.	38,837
520	Gaon Cable Co. Ltd.	10,180
2,787	Global Display Co. Ltd.(b)	10,516
237	Golfzon Co. Ltd.	12,828
3,423	Grand Korea Leisure Co. Ltd.	55,671
289	Green Cross Corp.	34,319
2,348	Green Cross Holdings Corp.	43,137
6,901	GS Engineering & Construction Corp.(b)	164,493
15,652	GS Global Corp.(b)	46,804
27,859	GS Holdings Corp.	1,222,622

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,839	GS Retail Co. Ltd.	$127,036
2,130	Halla Corp.(b)	7,680
1,748	Halla Holdings Corp.	90,852
4,637	Han Kuk Carbon Co. Ltd.	25,617
3,827	Hana Micron, Inc.	19,990
717	Hana Tour Service, Inc.	44,423
2,251	Hancom, Inc.	30,992
174	Handok, Inc.	3,346
1,621	Handsome Co. Ltd.	43,381
958	Hanil Cement Co. Ltd.	61,416
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	10,541
2,205	Hanjin Kal Corp.	28,936
1,870	Hanjin Transportation Co. Ltd.	45,780
90	Hankook Shell Oil Co. Ltd.	33,031
680	Hankuk Paper Manufacturing Co. Ltd.	18,549
1,523	Hanmi Semiconductor Co. Ltd.	20,772
956	Hansae Co. Ltd.	18,510
1,879	Hansae Yes24 Holdings Co. Ltd.	15,635
143	Hanshin Construction Co. Ltd.(b)	1,790
1,840	Hansol Chemical Co. Ltd.	119,859
7,256	Hansol Holdings Co. Ltd.(b)	38,525
6,958	Hansol HomeDeco Co. Ltd.(b)	9,640
387	Hansol Logistics Co. Ltd.	892
1,411	Hansol Paper Co. Ltd.	24,769
1,271	Hansol Technics Co. Ltd.(b)	17,171
662	Hanssem Co. Ltd.	118,774
20,200	Hanwha Chemical Corp.	453,679
18,918	Hanwha Corp.	573,026
195	Hanwha Galleria Timeworld Co. Ltd.	5,672
11,354	Hanwha General Insurance Co. Ltd.	67,708
17,063	Hanwha Investment & Securities Co. Ltd.(b)	34,798
1,369	Hanwha Techwin Co. Ltd.	49,124
3,343	Hanyang Eng Co. Ltd.	30,349
1,616	Hanyang Securities Co. Ltd.	10,137
4,708	Harim Holdings Co. Ltd.	16,144
20,151	Heung-A Shipping Co. Ltd.	28,958
6,321	Hite Jinro Co. Ltd.	113,137
2,043	Hite Jinro Holdings Co. Ltd.	19,250
3,259	HMC Investment Securities Co. Ltd.	28,044
1,641	Homecast Co. Ltd.(b)	23,935
2,227	Hotel Shilla Co. Ltd.	83,074
5,644	HS Industries Co. Ltd.	52,210
700	HS R&A Co. Ltd.	19,848
3,099	Huchems Fine Chemical Corp.	55,468
2,950	Humax Co. Ltd.	31,097
648	Huons Co. Ltd.(b)	29,937
586	Huons Global Co. Ltd.	13,627
6,850	Huvis Corp.	47,510
Shares		Value
SOUTH KOREA (continued)
128,372	Huvitz Co. Ltd.(d)	$1,408,436
4,721	Hwa Shin Co. Ltd.	27,787
1,748	Hwasung Industrial Co. Ltd.	19,404
1,254	Hy-Lok Corp.	21,312
6,157	Hyosung Corp.	717,902
3,447	Hyundai BNG Steel Co. Ltd.(b)	39,302
1,840	Hyundai Corp.	34,517
3,354	Hyundai Department Store Co. Ltd.	277,648
9,204	Hyundai Development Co-Engineering & Construction	346,110
1,274	Hyundai Elevator Co. Ltd.(b)	64,462
16,962	Hyundai Engineering & Construction Co. Ltd.	606,463
4,090	Hyundai Engineering Plastics Co. Ltd.	29,423
3,301	Hyundai Greenfood Co. Ltd.	46,869
704	Hyundai Home Shopping Network Corp.	65,729
12,260	Hyundai Hy Communications & Network Co. Ltd.	41,355
755	Hyundai Livart Furniture Co. Ltd.	15,235
17,686	Hyundai Marine & Fire Insurance Co. Ltd.	458,092
4,968	Hyundai Wia Corp.	276,166
13,395	IHQ Inc.(b)	21,439
252	Il Dong Pharmaceutical Co. Ltd.	4,597
688	Il Dong Pharmaceutical Co. Ltd. New	10,590
2,212	Iljin Electric Co. Ltd.	8,803
2,696	Iljin Holdings Co. Ltd.	12,852
403	Ilshin Spinning Co. Ltd.	41,441
3,555	iMarketKorea, Inc.	31,968
1,599	InBody Co. Ltd.	31,028
319	Innocean Worldwide Inc.	15,921
2,965	Innox Corp.(b)	74,756
680	Intelligent Digital Integrated Security Co. Ltd.	5,588
2,569	Interflex Co. Ltd.(b)	55,930
13,496	Interpark Holdings Corp.	54,932
1,551	IS Dongseo Co. Ltd.	55,788
15,507	IsuPetasys Co. Ltd.	67,387
17,236	JB Financial Group Co. Ltd.	83,058
2,861	Jusung Engineering Co. Ltd.(b)	28,066
1,234	JW Pharmaceutical Corp.	46,351
2,895	Kaon Media Co. Ltd.	25,784
3,668	KB Capital Co. Ltd.	77,015
11,141	KB Insurance Co. Ltd.	235,839
1,853	KC Green Holdings Co. Ltd.	12,071
2,112	KC Tech Co. Ltd.	26,080
2,098	KEPCO Plant Service & Engineering Co. Ltd.	98,753
1,633	Keyang Electric Machinery Co. Ltd.	7,153

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,361	KG Chemical Corp.	$28,545
2,369	KH Vatec Co. Ltd.	26,603
585	KISCO Corp.	18,022
354	KISCO Holdings Co. Ltd.	18,247
2,233	Kishin Corp.	8,983
1,809	KISWIRE Ltd.	62,734
3,098	KIWOOM Securities Co. Ltd.	193,542
9,767	Koentec Co. Ltd.	23,491
1,319	Koh Young Technology, Inc.	49,657
193,971	Kolao Holdings	1,223,481
1,491	Kolon Corp.	71,336
3,413	Kolon Industries, Inc.	218,213
1,632	KONA I Co. Ltd.	14,324
3,069	Korea Circuit Co. Ltd.	36,048
1,343	Korea Electric Terminal Co. Ltd.	83,092
820	Korea Export Packaging Industrial Co. Ltd.	13,195
1,060	Korea Flange Co. Ltd.(b)	12,086
1,290	Korea Gas Corp.	51,396
10,945	Korea Investment Holdings Co. Ltd.	437,951
25,903	Korea Kolmar Co. Ltd.	1,544,685
602	Korea Kolmar Holdings Co. Ltd.	13,728
2,929	Korea Line Corp.(b)	45,872
668	Korea PetroChemical Ind Co. Ltd.	155,202
1,632	Korea United Pharm, Inc.	24,295
7,494	Korean Air Lines Co. Ltd.(b)	169,922
21,897	Korean Reinsurance Co.	204,442
2,714	Kortek Corp.	33,163
787	KPX Chemical Co. Ltd.	42,597
2,960	KT Hitel Co. Ltd.(b)	17,983
1,874	KT Skylife Co. Ltd.	25,963
1,243	Kukdo Chemical Co. Ltd.	55,834
1,801	Kumho Industrial Co. Ltd.(b)	14,583
3,137	Kumho Petrochemical Co. Ltd.	222,163
7,068	Kumho Tire Co., Inc.(b)	49,630
865	Kumkang Kind Co. Ltd.	28,136
5,317	Kwang Dong Pharmaceutical Co. Ltd.	37,792
4,902	Kyobo Securities Co. Ltd.	34,336
597	Kyung Dong Navien Co. Ltd.	24,684
2,000	Kyungbang Ltd.	24,697
5,351	Kyungchang Industrial Co. Ltd.	22,516
1,746	Kyungdong Pharm Co. Ltd.	26,368
2,833	Kyung-In Synthetic Corp.	11,994
2,193	Leadcorp Inc (The)	12,530
975	Leaders Cosmetics Co. Ltd.(b)	15,438
1,206	LEENO Industrial, Inc.	40,733
4,166	LF Corp.	76,717
1,071	LG Hausys Ltd.	89,857
3,281	LG Innotek Co. Ltd.	279,793
6,921	LG International Corp.	192,366
55,238	LG Uplus Corp.	541,875
2,359	Lock & Lock Co. Ltd.	27,810
Shares		Value
SOUTH KOREA (continued)
558	Loen Entertainment, Inc.(b)	$37,261
207	Lotte Chilsung Beverage Co. Ltd.	258,104
167	Lotte Confectionary Co. Ltd.	29,316
1,316	LOTTE Fine Chemical Co. Ltd.	34,652
64	Lotte Food Co. Ltd.	34,641
1,311	LOTTE Himart Co. Ltd.	47,325
7,921	Lotte Non-Life Insurance Co. Ltd.(b)	16,495
3,061	LS Corp.	164,890
3,687	LS Industrial Systems Co. Ltd.	133,729
12,963	Macquarie Korea Infrastructure Fund	89,908
1,072	Maeil Dairy Industry Co. Ltd.	38,513
1,025	Mando Corp.	220,506
8,191	Medy-Tox, Inc.	2,918,057
450	MegaStudyEdu Co. Ltd.	18,723
5,349	Meritz Financial Group, Inc.	50,401
16,590	Meritz Fire & Marine Insurance Co. Ltd.	214,852
87,788	Meritz Securities Co. Ltd.	272,709
44	Mi Chang Oil Industrial Co. Ltd.	3,525
3,838	MK Electron Co. Ltd.	34,182
9,910	Moorim P&P Co. Ltd.	33,642
1,053	Muhak Co. Ltd.	20,750
2,496	Namhae Chemical Corp.	18,579
16,035	Namsun Aluminum Co. Ltd.(b)	17,524
29	Namyang Dairy Products Co. Ltd.	18,192
1,538	Neowiz Games Corp.(b)	14,161
3,444	NEPES Corp.	30,229
19,020	Nexen Corp.	131,263
6,177	Nexen Tire Corp.	69,897
18,756	NH Investment & Securities Co. Ltd.	184,800
1,408	NHN KCP Corp.	15,146
3,490	NICE Holdings Co. Ltd.	50,904
574	NICE Information & Telecommunication Inc.	13,756
5,313	NICE Information Service Co. Ltd.	30,357
3,081	NK Co. Ltd.(b)	6,985
449	Nong Shim Holdings Co. Ltd.	42,114
280	NongShim Co. Ltd.	76,620
454	Noroo Holdings Co. Ltd.	5,899
2,740	NPC	15,302
29,895	Nutribiotech Co. Ltd.(b)	1,432,881
3,910	OCI Co. Ltd.(b)	288,683
1,120	Osstem Implant Co. Ltd.(b)	55,417
96	Ottogi Corp.	53,696
26,773	Pan Ocean Co. Ltd.(b)	88,698
2,944	Pan-Pacific Co. Ltd.	9,373
1,991	PaperCorea, Inc.(b)	989
5,040	Paradise Co. Ltd.	58,115
4,829	Partron Co. Ltd.	46,125
5,990	Poongsan Corp.	224,219

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,440	POSCO Chemtech Co. Ltd.	$35,818
13,431	Posco Daewoo Corp.	294,139
9,753	Posco ICT Co. Ltd.(b)	48,005
601	Posco M-Tech Co. Ltd.	1,515
5,547	Power Logics Co. Ltd.(b)	21,122
180	Pulmuone Co. Ltd.	21,995
134,562	Pyeong Hwa Automotive Co. Ltd.	1,563,193
3,651	S&T Dynamics Co. Ltd.	28,213
3,341	S&T Holdings Co. Ltd.	48,443
1,631	S&T Motiv Co. Ltd.	63,929
49,563	S-1 Corp.	3,586,824
481	Sajo Industries Co. Ltd.(b)	27,152
422	Sam Yung Trading Co. Ltd.	6,500
163	Samchully Co. Ltd.	13,592
1,716	SAMHWA Paints Industrial Co. Ltd.	12,551
5,492	Samick Musical Instruments Co. Ltd.	11,271
4,310	Samick THK Co. Ltd.	38,015
2,001	Samjin Pharmaceutical Co. Ltd.	55,186
250	Samkwang Glass Co. Ltd.	14,586
217	Samlip General Foods Co. Ltd.	31,931
1,914	Sammok S-Form Co. Ltd.	23,223
13,987	Samsung Electro-Mechanics Co. Ltd.	682,439
7,710	Samsung Engineering Co. Ltd.(b)	83,595
28,398	Samsung Heavy Industries Co. Ltd.(b)	254,143
10,766	Samsung Securities Co. Ltd.	300,162
87	Samyang Corp.	7,172
653	Samyang Holdings Corp.	57,596
85	Samyang Tongsang Co. Ltd.	3,716
10,570	Savezone I&C Corp.	46,388
5,185	SBS Media Holdings Co. Ltd.	11,801
5,087	Seah Besteel Corp.	108,779
485	SeAH Holdings Corp.	53,838
915	SeAH Steel Corp.	85,036
2,045	Sebang Co. Ltd.	25,956
1,906	Sebang Global Battery Co. Ltd.	56,831
69,164	Seegene, Inc.(b)	2,011,654
5,490	Sejong Industrial Co. Ltd.	47,148
1,680	Sekonix Co. Ltd.	23,203
877	Seobu T&D(b)	12,188
17,654	Seohan Co. Ltd.	32,510
23,722	Seohee Construction Co. Ltd.(b)	26,945
5,420	Seoul Semiconductor Co. Ltd.	70,892
502	Seowonintech Co. Ltd.	4,817
3,879	Seoyon Co. Ltd.	36,884
3,253	Sewon Cellontech Co. Ltd.(b)	7,614
1,290	SFA Engineering Corp.	78,148
11,028	SFA Semicon Co. Ltd.(b)	24,958
3,125	Shin Poong Pharmaceutical Co. Ltd.(b)	14,736
Shares		Value
SOUTH KOREA (continued)
1,943	Shinsegae Co. Ltd.	$294,267
176	Shinsegae International, Inc.	9,344
5,073	Shinsung Solar Energy Co. Ltd.(b)	8,774
22,990	Shinsung Tongsang Co. Ltd.(b)	24,531
2,106	Shinwha Intertek Corp.(b)	7,611
15,480	Shinwon Corp.(b)	21,979
2,111	Silicon Works Co. Ltd.	58,038
1,760	SIMPAC, Inc.	6,936
1,888	SJM Co. Ltd.	9,878
2,206	SK Chemicals Co. Ltd.	112,758
1,251	SK Gas Ltd.	116,298
537	SK Materials Co. Ltd.	92,142
16,645	SK Networks Co. Ltd.	94,676
39,972	SK Securities Co. Ltd.(b)	38,352
10,160	SKC Co. Ltd.	271,464
2,927	SL Corp.	58,686
1,102	SM Entertainment Co.(b)	21,716
2,488	Songwon Industrial Co. Ltd.	35,005
1,433	Soulbrain Co. Ltd.	66,588
5,736	Ssangyong Cement Industrial Co. Ltd.(b)	70,090
1,402	Suheung Co. Ltd.	42,768
4,811	Sung Kwang Bend Co. Ltd.	44,711
3,790	Sungchang Enterprise Holdings Ltd.	10,094
5,826	Sungshin Cement Co. Ltd.(b)	34,492
11,189	Sungwoo Hitech Co. Ltd.	71,249
214	Sunjin Co. Ltd.	5,524
73	Suprema HQ, Inc.(b)	498
67	Suprema, Inc.(b)	1,127
6,520	Tae Kyung Industrial Co. Ltd.	26,257
182	Taekwang Industrial Co. Ltd.	155,517
10,606	Taeyoung Engineering & Construction Co. Ltd.(b)	47,915
1,541	TBH Global Co. Ltd. (The)(b)	12,200
1,795	Texcell-Netcom Co. Ltd.(b)	11,322
16,250	TK Chemical Corp.(b)	26,638
3,460	TK Corp.	28,732
16,256	Tongyang Life Insurance Co. Ltd.	148,278
13,826	Tongyang, Inc.	33,670
3,450	Tovis Co. Ltd.	24,195
1,049	TS Corp.	20,762
470	Uju Electronics Co. Ltd.	7,138
1,451	Unid Co. Ltd.	55,563
740	Value Added Technologies Co. Ltd.	21,459
719	Vieworks Co. Ltd.	42,691
1,340	Visang Education, Inc.	19,141
1,916	Webzen Inc(b)	24,319
1,638	Whanin Pharmaceutical Co. Ltd.	21,143
3,358	Wonik Holdings Corp.(b)	17,569
3,533	Wonik IPS Co. Ltd.(b)	72,356
5,253	Woongjin Thinkbig Co. Ltd.(b)	42,400

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
4,055	Y G-1 Co. Ltd.	$32,312
1,080	YESCO Co. Ltd.	33,782
1,004	YG Entertainment, Inc.	22,636
9,270	Yoosung Enterprise Co. Ltd.	34,700
1,618	Yoosung T&S Co. Ltd.	8,702
2,084	Youlchon Chemical Co. Ltd.	24,389
145	Young Poong Corp.	136,004
4,549	Youngone Corp.	104,516
1,075	Youngone Holdings Co. Ltd.	53,098
476	Yuhan Corp.	77,210
		44,604,871
SPAIN — 0.3%
13,281	Acciona SA	1,027,670
12,680	Acerinox SA	173,771
56,469	ACS Actividades de Construccion y Servicios SA	1,736,101
56,469	ACS Actividades de Construccion y Servicios SA(b)	25,359
18,012	Almirall SA	289,716
33,799	Applus Services SA	385,477
811,144	Banco de Sabadell SA	1,220,634
659	Banco Popular Espanol SA	680
55,114	Bankia SA	58,008
143,492	Bankinter SA	1,151,685
895	Baron de Ley(b)	106,277
4,515	Bolsas y Mercados Espanoles SHMSF SA	142,295
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
5,702	Cementos Portland Valderrivas SA(b)	36,747
485	Cia de Distribucion Integral Logista Holdings SA	11,717
14,653	Cie Automotive SA	272,149
4,520	Construcciones y Auxiliar de Ferrocarriles SA	183,464
80,465	Deoleo SA(b)	23,019
44,724	Distribuidora Internacional de Alimentacion SA	236,233
25,642	Ebro Foods SA	528,701
88,525	EDP Renovaveis SA	567,932
16,194	eDreams ODIGEO SA(b)	54,770
8,592	Elecnor SA	86,166
62,171	Enagas SA	1,523,486
34,719	Ence Energia y Celulosa SA	92,387
64,456	Ercros SA(b)	151,338
2,169	Euskaltel SA	19,975
27,381	Faes Farma SA	101,532
9,353	Fluidra SA	44,021
31,022	Gamesa Corp. Tecnologica SA	650,680
16,692	Grupo Catalana Occidente SA	543,276
1,441	Iberpapel Gestion SA	40,289
9,566	Indra Sistemas SA(b)	105,176
6,773	Inmobiliaria Colonial SA	49,689
Shares		Value
SPAIN (continued)
1,502	Laboratorios Farmaceuticos Rovi SA	$21,435
20,890	Liberbank SA(b)	23,115
348,864	Mapfre SA	1,054,482
20,608	Mediaset Espana Comunicacion SA	251,607
20,767	Melia Hotels International SA	266,327
3,643	Miquel y Costas & Miquel SA	96,350
16,895	NH Hotel Group SA(b)	74,594
40,321	Obrascon Huarte Lain SA	136,674
23,531	Papeles y Cartones de Europa SA	141,869
9,252	Pescanova SA(b)(c)(d)	0
9,982	Pharma Mar SA(b)	32,435
1,765	Prim SA	16,957
5,650	Promotora de Informaciones SA(b)	32,015
18,972	Prosegur Cia de Seguridad SA	119,196
28,335	Red Electrica Corp. SA	505,616
134,338	Sacyr SA(b)	348,045
6,458	Talgo SA(b)	32,382
861	Tecnicas Reunidas SA	34,111
41,405	Tubacex SA	129,174
13,858	Tubos Reunidos SA(b)	13,763
4,430	Vidrala SA	240,784
6,047	Viscofan SA	306,903
10,741	Zardoya Otis SA	90,441
		15,608,695
SWEDEN — 0.8%
166,482	AAK AB	11,048,553
22,251	Acando AB	74,788
3,798	Addlife AB(b)	63,176
3,083	AddNode Group AB	21,852
12,158	AddTech AB - Class B	209,882
698,519	AF AB - B Shares(d)	13,943,069
2,072	Atrium Ljungberg AB - Class B	32,192
900	Autoliv, Inc.	104,094
2,441	Avanza Bank Holding AB	111,765
13,583	Axfood AB	223,301
6,689	B&B Tools AB - Class B	153,324
4,948	Beijer Alma AB	138,590
2,816	Beijer Ref AB	68,250
8,862	Betsson AB	76,289
11,179	Bilia AB.	268,385
79,471	BillerudKorsnas AB	1,323,744
2,484	BioGaia AB - Class B	90,022
8,156	Biotage AB	42,891
24,317	Boliden AB	709,180
1,799	Bonava AB(b)	27,560
40,560	Bonava AB - Class B(b)	623,672
2,022	Bulten AB	21,498
1,479	Bure Equity AB	16,697
17,958	Byggmax Group AB	121,642
12,355	Castellum AB	170,202
1,272	Catena AB	19,304

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SWEDEN (continued)
7,218	Clas Ohlson AB - Class B	$113,876
56,029	Cloetta AB - B Shares	188,960
16,142	Com Hem Holding AB	168,947
3,266	Dios Fastigheter AB	16,242
2,612	Dios Fastigheter AB(b)	12,990
11,559	Doro AB(b)	69,377
12,044	Duni AB	172,114
1,810	Dustin Group AB	13,709
52,670	Elekta AB - Class B	475,994
456,815	Eltel AB	2,590,347
1,207	Enea AB	13,385
7,041	Fabege AB	120,018
2,223	Fagerhult AB	71,541
1,217	Fastighets AB Balder - Class B(b)	24,919
21,939	Fingerprint Cards AB(b)	133,057
12,104	Getinge AB - Class B	195,665
15,147	Granges AB	167,971
22,187	Gunnebo AB	106,026
3,932	Haldex AB	53,493
1,030	Hemfosa Fastigheter AB	9,520
49,658	Hexpol AB	480,849
5,834	HiQ International AB	42,352
12,960	Holmen AB - Class B	473,678
4,434	Hufvudstaden AB - Class A	70,663
16,852	Husqvarna AB - Class A	141,411
123,031	Husqvarna AB - Class B	1,029,583
16,467	Indutrade AB	333,779
14,684	Intrum Justitia AB	494,553
8,360	Inwido AB	89,840
20,956	JM AB	632,482
28,301	KappAhl AB	169,862
4,979	KNOW IT AB	49,237
13,464	Kungsleden AB	86,737
8,118	Lagercrantz Group AB - B Shares	74,246
18,526	Lindab International AB	160,965
22,722	Loomis AB - Class B	664,222
5,649	Medivir AB - Class B(b)	56,186
9,858	Mekonomen AB	210,749
6,846	Modern Times Group MTG AB - Class B	211,162
4,122	MQ Holding AB	16,399
3,624	Munksjo Oyj	56,726
5,655	Mycronic AB	64,488
13,909	NCC AB - Class B	342,036
2,159	Nederman Holding AB	51,463
66,395	Net Insight AB - Class B(b)	63,001
29,286	Netent AB	235,203
10,064	New Wave Group AB - Class B	62,705
41,644	Nibe Industrier AB - Class B	343,498
31,265	Nobia AB	281,300
8,614	Nolato AB - B Shares	255,059
77,713	Opus Group AB	69,299
117,641	Peab AB	963,631
12,951	Pricer AB - B Shares	15,546
Shares		Value
SWEDEN (continued)
649	Proact IT Group AB	$11,612
12,271	Qliro Group AB(b)	15,291
2,630	Raysearch Laboratories AB	54,722
32,557	Rezidor Hotel Group AB	131,388
10,568	Saab AB - Class B	431,559
166	Sagax AB - Class B	1,508
48,567	SAS AB(b)	78,566
7,101	Scandi Standard AB	45,461
3,644	Sectra AB - B Shares	63,739
3,842	Semcon AB	21,171
7,282	SkiStar AB	128,206
31,885	SSAB - A Shares(b)	130,934
147,413	SSAB AB - B Shares(b)	496,177
50,676	SSAB AB - Class A(b)	208,217
98,446	SSAB AB - Class B(b)	331,226
13,628	Sweco AB - Class B	300,850
2,770	Systemair AB	40,060
35,111	Tele2 AB - B Shares	309,681
1,491	Thule Group AB	24,188
3,356	Transcom Worldwide AB	33,571
2,479	Vitrolife AB	115,205
12,698	Wallenstam AB	99,730
1,693	Wihlborgs Fastigheter AB	32,323
		45,820,368
SWITZERLAND — 1.6%
7,763	AFG Arbonia-Forster Holding AG(b)	133,757
576,600	Allied World Assurance Co. Holdings AG	30,634,758
4,067	Allreal Holding AG	617,314
368	Alpiq Holding AG(b)	30,867
934	ALSO Holding AG	93,065
276	APG SGA SA	125,512
25,085	Aryzta AG	688,503
11,931	Ascom Holding AG	199,543
827	Autoneum Holding AG	215,619
83	Bachem Holding AG - Class B	9,134
30,200	Baloise Holding AG	3,875,903
640	Bank Coop AG	28,005
277	Banque Cantonale de Geneve	82,858
935	Banque Cantonale Vaudoise	637,790
486	Barry Callebaut AG	599,181
942	Basler Kantonalbank	64,685
1,131	Belimo Holding AG	3,636,847
610	Bell AG	257,056
1,144	Berner Kantonalbank AG	210,985
528	BKW AG	26,652
2,740	Bobst Group SA	199,917
1,166	Bossard Holding AG(b)	193,950
2,624	Bucher Industries AG	711,321
18,581	Burckhardt Compression Holding AG	5,478,255
232	Burkhalter Holding AG	32,706
1,012	Calida Holding AG	37,993
36	Carlo Gavazzi Holding AG	9,495

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
SWITZERLAND (continued)
2,014	Cembra Money Bank AG	$151,729
178	Cham Paper Holding AG	59,135
200	Cicor Technologies(b)	6,902
40	Cie Financiere Tradition SA	3,253
117,388	Clariant AG	2,193,425
32,329	Coca-Cola HBC AG - CDI	736,941
638	Coltene Holding AG	49,645
140	Conzzeta AG	112,334
29,189	Daetwyler Holding AG	4,439,336
1,006	DKSH Holding AG	74,163
821	dorma+kaba Holding AG	635,527
2,354	Dufry AG(b)	334,705
844	Emmi AG	527,953
2,730	Energiedienst Holding AG	71,454
284	Feintool International Holding AG	35,990
46,077	Ferrexpo Plc(b)	88,107
6,395	Flughafen Zuerich AG	1,254,378
178	Forbo Holding AG	244,996
854	Galenica AG	933,786
47,446	GAM Holding AG	481,868
1,884	Garmin Ltd.	90,978
2,399	Georg Fischer AG	1,969,772
127	Gurit Holding AG	98,245
4,128	Helvetia Holdings AG	2,329,835
3,758	Highlight Communications AG(b)	22,223
201	HOCHDORF Holding AG	61,749
1,701	Huber & Suhner AG	105,888
5,293	Implenia AG	395,283
249	Inficon Holding AG	104,867
136	Interroll Holding AG	159,426
104	Intershop Holding AG	52,654
100,579	IWG Plc	315,942
243	Jungfraubahn Holding AG	23,771
1,015	Kardex AG	101,546
1,169	Komax Holding AG	306,559
19,796	Kudelski SA(b)	362,091
144	LEM Holding SA	134,607
13,174	Logitech International SA	376,096
10,301	Lonza Group AG	1,883,130
989	Luzerner Kantonalbank AG	409,272
275	MCH Group AG	19,745
74	Metall Zug AG - Class B	265,474
1,111	Meyer Burger Technology AG(b)	887
1,603	Mobilezone Holding AG	23,570
1,904	Mobimo Holding AG	498,344
111,727	OC Oerlikon Corp AG(b)	1,264,557
1,320	Orascom Development Holding AG(b)	6,670
3,404	Oriflame Holding AG	103,205
1,832	Orior AG	148,293
1,572	Panalpina Welttransport Holding AG	193,809
208	Phoenix Mecano AG	104,993
Shares		Value
SWITZERLAND (continued)
140	Plazza AG	$31,536
1,688	PSP Swiss Property AG	151,563
1,315	Rieter Holding AG	249,565
154	Romande Energie Holding SA	195,934
23	Schaffner Holding AG(b)	5,950
125,129	Schmolz & Bickenbach AG(b)	83,457
225	Schweiter Technologies AG	253,752
818	Siegfried Holding AG	177,975
1,983	Sonova Holding AG	261,314
763	St. Galler Kantonalbank AG	308,423
258,092	STMicroelectronics NV	3,397,670
1,057	Straumann Holding AG	425,129
4,456	Sulzer AG	502,991
858	Sunrise Communications Group AG	57,963
8,673	Swiss Life Holding AG	2,621,489
896	Swissquote Group Holding SA	21,912
953	Tamedia AG	142,726
717	Tecan Group AG	112,164
4,539	Temenos Group AG	328,883
13,746	Transocean Ltd.	192,032
24,389	U-Blox AG	4,392,016
4,427	Valiant Holding AG	470,191
1,601	Valora Holding AG	535,527
457	Vaudoise Assurances Holding SA	227,218
42	Vetropack Holding AG	79,157
7,402	Vontobel Holding AG	414,027
60	VZ Holding AG	18,039
679	Walter Meier AG	25,457
1,680	Wizz Air Holdings Plc(b)	37,640
272	Ypsomed Holding AG	50,247
3,383	Zehnder Group AG(b)	112,818
52	Zug Estates Holding AG - B Shares	87,442
31	Zuger Kantonalbank AG	161,336
		89,334,322
TAIWAN — 0.9%
53,000	AcBel Polytech, Inc.	39,903
32,000	Accton Technology Corp.	57,679
302,878	Acer, Inc.	139,139
64,765	Achem Technology Corp.	23,761
9,000	Actron Technology Corp.	31,583
9,998	Adlink Technology, Inc.	22,869
59,464	Advancetek Enterprise Co. Ltd.	33,388
220,694	Airtac International Group	1,827,030
25,572	Alltek Technology Corp.	20,191
2,000	Alpha Networks, Inc.	1,267
29,050	Altek Corp.	22,520
44,000	Ambassador Hotel (The)	32,916
18,000	AMPOC Far-East Co. Ltd.	15,648
24,139	Anpec Electronics Corp.	23,449
42,000	APCB, Inc.(b)	36,311
165,872	Ardentec Corp.	123,031

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
63,427	Arima Communications Corp.(b)	$10,360
83,000	Asia Cement Corp.	70,830
54,000	Asia Optical Co., Inc.(b)	68,822
59,100	Asia Vital Components Co. Ltd.	46,570
11,000	Aten International Co. Ltd.	28,284
27,800	Audix Corp.	31,307
12,000	Aurora Corp.	20,864
46,278	Bank of Kaohsiung Co. Ltd.	13,656
360,350	BES Engineering Corp.	71,734
1,000	Boardtek Electronics Corp.	957
13,000	C Sun Manufacturing Ltd.(b)	7,921
145,781	Capital Securities Corp.	41,856
69,000	Career Technology Manufacturing Co. Ltd.	38,852
29,000	Casetek Holdings Ltd.	88,630
104,300	Cathay Real Estate Development Co. Ltd.	62,056
19,760	Central Reinsurance Co. Ltd.	9,267
101,000	Chailease Holding Co. Ltd.	180,438
26,000	ChainQui Construction Development Co. Ltd.	14,225
87,000	Champion Building Materials Co. Ltd.(b)	19,595
1,730	Chang Wah Electromaterials, Inc.	7,120
30,185	Charoen Pokphand Enterprise	44,778
7,000	Chaun-Choung Technology Corp.	34,167
13,000	CHC Resources Corp.	22,022
697,920	Cheng Loong Corp.	320,617
110,797	Cheng Uei Precision Industry Co. Ltd.	129,368
77,024	Chicony Electronics Co. Ltd.	181,097
48,120	Chien Kuo Construction Co. Ltd.	13,049
11,164	Chilisin Electronics Corp.	27,317
671,744	China Airlines Ltd.	201,442
18,000	China Chemical & Pharmaceutical Co. Ltd.	10,394
11,000	China Ecotek Corp.	17,143
71,305	China General Plastics Corp.	54,822
555,472	China Life Insurance Co. Ltd.	542,252
63,077	China Metal Products	63,286
12,114	China Steel Chemical Corp.	47,341
37,000	China Steel Structure Co. Ltd.	25,319
179,321	China Synthetic Rubber Corp.	162,754
31,360	China Wire & Cable Co. Ltd.	22,810
42,883	Chin-Poon Industrial Co. Ltd.	84,683
79,000	Chipbond Technology Corp.	114,294
12,751	Chipmos Technologies, Inc.	10,048
12,000	Chong Hong Construction Co. Ltd.	24,884
23,876	Chroma ATE, Inc.	62,383
64,000	Chun Yu Works & Co. Ltd.	27,461
112,779	Chun Yuan Steel	42,995
77,779	Chung Hwa Pulp Corp.	24,590
Shares		Value
TAIWAN (continued)
69,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	$45,979
228,000	Chunghwa Picture Tubes Ltd.(b)	10,256
4,000	Cleanaway Co. Ltd.	20,864
51,348	Clevo Co.	45,130
175,000	CMC Magnetics Corp.(b)	19,819
30,034	CoAsia Microelectronics Corp.	13,462
940,000	Compal Electronics, Inc.	565,271
366,000	Compeq Manufacturing Co. Ltd.	194,408
51,000	Concord Securities Co. Ltd.	10,250
115,873	Continental Holdings Corp.	39,184
130,200	Coretronic Corp.	141,847
50,000	Coxon Precise Industrial Co. Ltd.	49,209
84,838	CTCI Corp.	132,077
2,900	Cub Elecparts, Inc.	22,851
6,000	Cyberpower Systems, Inc.	19,333
36,000	CyberTAN Technology, Inc.	21,936
76,000	DA CIN Construction Co. Ltd.	46,915
15,833	Da-Li Development Co. Ltd.	10,001
42,000	Darfon Electronics Corp.	26,932
66,201	Delpha Construction Co. Ltd.	27,983
24,000	Depo Auto Parts Industrial Co. Ltd.	63,932
7,000	DFI, Inc.	11,210
65,904	D-Link Corp.	21,866
20,183	Dynamic Electronics Co. Ltd.(b)	5,666
18,000	Dynapack International Technology Corp.	21,132
54,000	E Ink Holdings, Inc.	42,723
63,675	Eastern Media International Corp.(b)	15,032
11,000	Eclat Textile Co. Ltd.	114,050
14,895	Edom Technology Co. Ltd.	7,864
34,320	Elan Microelectronics Corp.	37,554
14,000	E-LIFE MALL Corp.	27,870
17,280	Elite Advanced Laser Corp.	68,633
43,967	Elite Material Co. Ltd.	153,589
14,000	Elite Semiconductor Memory Technology, Inc.	14,895
96,489	Elitegroup Computer Systems Co. Ltd.	57,716
6,000	eMemory Technology, Inc.	76,565
8,819	ENG Electric Co. Ltd.	4,783
133,000	EnTie Commercial Bank Co. Ltd.	57,280
75,015	Epistar Corp.(b)	56,239
96,270	Eternal Materials Co. Ltd.	104,267
28,000	E-Ton Solar Tech Co. Ltd.(b)	8,781
4,103,985	Eva Airways Corp.	1,976,972
40,000	Everest Textile Co. Ltd.	21,693
99,000	Evergreen International Storage & Transport Corp.	46,427

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
297,138	Evergreen Marine Corp. Taiwan Ltd.(b)	$122,283
65,342	Everlight Chemical Industrial Corp.	41,899
75,643	Everlight Electronics Co. Ltd.	118,004
10,373	Excelsior Medical Co. Ltd.	14,891
215,062	Far Eastern Department Stores Ltd.	111,147
554,846	Far Eastern International Bank	162,492
478	Faraday Technology Corp.	490
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	20,851
33,000	Farglory Land Development Co. Ltd.	39,005
127,255	Federal Corp.	67,797
75,320	Feng Hsin Steel Co. Ltd.	115,097
6,720	Feng TAY Enterprise Co. Ltd.	29,156
66,778	First Hotel	35,470
61,000	First Insurance Co. Ltd. (The)(b)	25,493
59,000	First Steamship Co. Ltd.(b)	13,966
24,594	FLEXium Interconnect, Inc.	70,378
9,955	Flytech Technology Co. Ltd.	31,028
20,000	Focaltech Systems Co. Ltd.	23,065
71,000	Forhouse Corp.	28,993
48,000	Formosa Advanced Technologies Co. Ltd.	35,526
9,764	Formosa International Hotels Corp.	51,708
31,203	Formosa Oilseed Processing Co. Ltd.	47,781
54,900	Formosan Rubber Group, Inc.	27,759
73,628	Formosan Union Chemical.	39,931
33,000	Fortune Electric Co. Ltd.	18,950
58,210	Founding Construction & Development Co. Ltd.	29,434
90,321	Froch Enterprise Co. Ltd.(b)	29,823
20,000	Fulltech Fiber Glass Corp.	9,283
105,412	Fwusow Industry Co. Ltd.	53,301
27,000	Gemtek Technology Corp.	21,017
7,000	Genius Electronic Optical Co. Ltd.(b)	39,973
7,610	GeoVision, Inc.	10,451
77,000	Getac Technology Corp.	114,348
13,000	Giant Manufacturing Co. Ltd.	85,019
42,781	Gigabyte Technology Co. Ltd.	55,957
2,400	Gigasolar Materials Corp.	26,721
81,000	Gigastorage Corp.(b)	61,501
326,000	Ginko International Co. Ltd.	3,213,616
86,474	Gintech Energy Corp.(b)	56,967
26,000	Global Brands Manufacture Ltd.(b)	9,995
12,000	Global Lighting Technologies, Inc.	23,467
6,000	Global Unichip Corp.	15,275
76,650	Globe Union Industrial Corp.	39,369
Shares		Value
TAIWAN (continued)
48,880	Gloria Material Technology Corp.	$32,747
164,770	Gold Circuit Electronics Ltd.(b)	54,930
370,852	Goldsun Building Materials Co. Ltd.	87,785
7,350	Gourmet Master Co. Ltd.	64,247
224,000	Grand Pacific Petrochemical	145,422
12,000	Grape King Bio Ltd.	68,334
59,000	Great China Metal Industry	46,679
40,000	Great Taipei Gas Co. Ltd.	30,881
127,946	Great Wall Enterprise Co. Ltd.	117,554
27,000	GTM Holdings Corp.(b)	14,858
35,000	Hannstar Board Corp.	19,372
256,000	HannStar Display Corp.(b)	67,050
30,300	Harvatek Corp.(b)	10,633
110,000	Hey Song Corp.	113,348
66,666	Highwealth Construction Corp.	99,214
7,000	Hiroca Holdings Ltd.	20,255
3,620	Hitron Technology, Inc.	2,304
13,575	Hiwin Technologies Corp.	69,724
95,281	Ho Tung Chemical Corp.(b)	25,898
87,000	Hocheng Corp.	26,950
8,800	Holiday Entertainment Co. Ltd.	14,290
28,294	Holy Stone Enterprise Co. Ltd.	29,200
17,507	Hota Industrial Manufacturing Co. Ltd.	72,327
68,678	Hsin Kuang Steel Co. Ltd.	49,516
56,993	Hsing TA Cement Co.	18,273
36,000	HTC Corp.(b)	91,074
11,000	Hu Lane Associate, Inc.	51,586
26,479	Huaku Development Co. Ltd.	51,867
31,000	Hung Ching Development & Construction Co. Ltd.	21,312
109,514	Hung Poo Real Estate Development Corp.	89,963
39,000	Hung Sheng Construction Ltd.	24,013
42,830	Hwa Fong Rubber Co. Ltd.	15,030
34,341	Ichia Technologies, Inc.(b)	17,693
22,000	I-Chiun Precision Industry Co. Ltd.(b)	6,352
209,155	Inventec Corp.	156,803
2,000	I-Sheng Electric Wire & Cable Co. Ltd.	2,852
13,000	ITEQ Corp.	17,294
14,000	Jess-Link Products Co. Ltd.	13,354
145,731	Jih Sun Financial Holdings Co. Ltd.	31,567
4,680	Johnson Health Tech Co. Ltd.	6,778
13,000	Kaulin Manufacturing Co. Ltd.	6,739
165,823	KEE TAI Properties Co. Ltd.	48,563
136,682	Kenda Rubber Industrial Co. Ltd.	209,301
24,000	Kenmec Mechanical Engineering Co. Ltd.	8,154
49,000	Kerry TJ Logistics Co. Ltd.	69,250
145,000	Kindom Construction Corp.	90,203
83,000	King Slide Works Co. Ltd.	1,102,836

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
241,184	King Yuan Electronics Co. Ltd.	$207,745
244,185	King’s Town Bank Co. Ltd.	222,794
27,062	King’s Town Construction Co. Ltd.(b)	19,123
16,000	Kinik Co.	32,872
159,343	Kinpo Electronics, Inc.	63,796
56,000	Kinsus Interconnect Technology Corp.	128,272
534,123	KMC Kuei Meng International, Inc.(d)	2,172,548
16,328	KS Terminals, Inc.	21,331
11,000	Kung Long Batteries Industrial Co. Ltd.	55,095
40,000	Kung Sing Engineering Corp.(b)	12,888
104,982	Kuoyang Construction Co. Ltd.	40,525
109,110	Kwong Fong Industries Corp.	91,894
32,000	L&K Engineering Co. Ltd.	35,730
1,093,000	LCY Chemical Corp.	1,542,948
102,714	Lealea Enterprise Co. Ltd.	27,754
43,000	LEE CHI Enterprises Co. Ltd.	14,267
62,275	Leofoo Development Co. Ltd.	16,152
23,000	Lextar Electronics Corp.	10,089
167,788	Li Peng Enterprise Co. Ltd.(b)	45,606
33,138	Lian Hwa Food Corp.	33,724
269,181	Lien Hwa Industrial Corp.	200,945
70,000	Lingsen Precision Industries Ltd.	26,239
53,882	Lite-On Semiconductor Corp.	50,021
64,000	Long Bon International Co. Ltd.	34,199
263,193	Long Chen Paper Co. Ltd.	206,551
6,000	Longwell Co.	5,331
9,451	Lotes Co. Ltd.	30,452
69,000	Lucky Cement Corp.	20,163
13,939	Lumax International Corp. Ltd.	22,679
4,000	Macauto Industrial Co. Ltd.	23,352
183,509	Macronix International(b)	40,746
17,213	Makalot Industrial Co. Ltd.	63,699
44,000	Marketech International Corp.	41,970
150,998	Masterlink Securities Corp.	40,946
2,152	Mayer Steel Pipe Corp.(b)	934
31,440	Meiloon Industrial Co. Ltd.	17,201
71,047	Mercuries & Associates Holding Ltd.	52,130
45,017	Mercuries Life Insurance Co. Ltd.(b)	24,845
16,130	Merida Industry Co. Ltd.	83,619
21,091	Merry Electronics Co. Ltd.	87,470
55,404	Micro-Star International Co. Ltd.	133,623
17,369	Mirle Automation Corp.	21,416
60,000	Motech Industries Inc.(b)	57,136
4,000	Nak Sealing Technologies Corp.	10,464
24,000	Namchow Chemical Industrial Co. Ltd.	49,078
28,590	Nan Kang Rubber Tire Co. Ltd.	26,998
Shares		Value
TAIWAN (continued)
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	$13,006
38,000	Nan Ya Printed Circuit Board Corp.	30,125
64,767	Nantex Industry Co. Ltd.	46,799
21,000	National Petroleum Co. Ltd.	25,726
44,428	Neo Solar Power Corp.(b)	22,607
34,043	Nichidenbo Corp.	26,499
40,267	Nien Hsing Textile Co. Ltd.	31,537
949,000	Novatek Microelectronics Corp.	3,345,387
23,000	Ocean Plastics Co. Ltd.(b)	19,151
171,000	OptoTech Corp.	76,919
71,000	Orient Semiconductor Electronics Ltd.(b)	25,708
35,500	Oriental Union Chemical Corp.	31,371
644,000	Pacific Hospital Supply Co. Ltd.	1,643,591
159,453	Pan Jit International, Inc.	85,714
5,000	Parade Technologies Ltd.	51,362
4,242	Paragon Technologies Co. Ltd.	2,808
9,545	PChome Online, Inc.	78,714
39,746	Phihong Technology Co. Ltd.(b)	14,138
11,000	Phison Electronics Corp.	86,678
12,000	Pixart Imaging, Inc.	26,491
7,000	Portwell, Inc.	8,933
661,200	Powertech Technology, Inc.	1,803,503
5,151	Poya International Co. Ltd.	62,855
400,939	President Securities Corp.	147,733
273,370	Prince Housing & Development Corp.	91,135
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	25,340
16,000	Promise Technology, Inc.	7,605
409,520	Qisda Corp.	213,605
17,000	Qualipoly Chemical Corp.	18,792
93,008	Radiant Opto-Electronics Corp.	167,940
135,677	Radium Life Tech Co. Ltd.(b)	41,206
36,825	Realtek Semiconductor Corp.	128,052
45,771	Rechi Precision Co. Ltd.	47,164
35,616	Rich Development Co. Ltd.	9,101
159,597	Ritek Corp.(b)	26,272
36,000	Ruentex Development Co. Ltd.(b)	43,699
35,781	Ruentex Industries Ltd.	65,978
75,335	Sampo Corp.	43,621
19,113	San Fang Chemical Industry Co. Ltd.	21,951
17,600	San Shing Fastech Corp.	29,758
74,080	Sanyang Motor Co. Ltd.	48,448
17,000	SDI Corp.	24,866
21,000	Sercomm Corp.	53,461
24,309	Sesoda Corp.	22,761
1,043,606	Shin Kong Financial Holding Co. Ltd.(b)	267,344
10,000	Shin Zu Shing Co. Ltd.	28,297

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
75,658	Shining Building Business Co. Ltd.(b)	$25,223
82,000	Shinkong Insurance Co. Ltd.	68,407
198,314	Shinkong Synthetic Fibers Corp.	59,533
33,000	Shinkong Textile Co. Ltd.	42,637
95,000	Sigurd Microelectronics Corp.	72,737
54,000	Simplo Technology Co. Ltd.	161,073
46,364	Sinbon Electronics Co. Ltd.	101,614
57,170	Sincere Navigation Corp.	38,301
6,487	Sinmag Equipment Corp.	29,387
117,000	Sino-American Silicon Products, Inc.	148,555
151,000	Sinon Corp.	74,426
15,146	Sinphar Pharmaceutical Co. Ltd.	11,572
23,487	Sinyi Realty, Inc.	24,202
24,000	Sirtec International Co. Ltd.	34,148
12,000	Sitronix Technology Corp.	36,062
36,000	Siward Crystal Technology Co. Ltd.	22,223
14,013	Solartech Energy Corp.(b)	6,706
15,000	Sonix Technology Co. Ltd.	15,361
117,000	Southeast Cement Co. Ltd.	59,347
5,249	Sporton International, Inc.	29,304
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	8,848
63,233	Standard Foods Corp.	154,925
33,000	Stark Technology, Inc.	29,583
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	19,301
31,171	Sunrex Technology Corp.	18,098
13,000	Sunspring Metal Corp.	18,041
113,245	Supreme Electronics Co. Ltd.	94,834
90,874	Sweeten Real Estate Development Co. Ltd.	40,587
20,000	Syncmold Enterprise Corp.	40,260
63,550	Synnex Technology International Corp.	66,092
5,000	Systex Corp.	9,650
128,631	TA Chen Stainless Pipe Co. Ltd.	74,480
107,340	Ta Ya Electric Wire & Cable(b)	19,519
53,000	Tah Hsin Industrial Corp.	43,538
2,262	TA-I Technology Co. Ltd.	1,923
762,911	Taichung Commercial Bank Co. Ltd.	224,157
29,580	Taiflex Scientific Co. Ltd.	35,010
10,000	Tainan Enterprises Co. Ltd.	9,379
839,045	Tainan Spinning Co. Ltd.	366,711
35,716	Taisun Enterprise Co. Ltd.(b)	17,091
56,924	Taita Chemical Co. Ltd.(b)	21,338
12,000	Taiwan Acceptance Corp.	31,392
2,315,443	Taiwan Business Bank.	603,495
31,088	Taiwan Cogeneration Corp.	22,364
6,000	Taiwan FamilyMart Co. Ltd.	39,814
65,000	Taiwan Fertilizer Co. Ltd.	84,397
Shares		Value
TAIWAN (continued)
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	$32,839
18,000	Taiwan FU Hsing Industrial Co. Ltd.	24,606
182,919	Taiwan Glass Industrial Corp.(b)	77,028
42,081	Taiwan Hon Chuan Enterprise Co. Ltd.	71,822
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	17,514
152,701	Taiwan Land Development Corp.	49,202
12,471	Taiwan Line Tek Electronic	8,415
49,544	Taiwan Navigation Co. Ltd.	20,073
24,032	Taiwan Paiho Ltd.	73,064
102,000	Taiwan PCB Techvest Co. Ltd.	97,132
60,120	Taiwan Pulp & Paper Corp.(b)	27,139
33,408	Taiwan Secom Co. Ltd.	92,830
48,000	Taiwan Semiconductor Co. Ltd.	55,433
50,010	Taiwan Sogo Shin Kong Security Co. Ltd.	63,418
88,500	Taiwan Styrene Monomer	58,302
75,875	Taiwan Surface Mounting Technology Corp.	63,056
123,469	Taiwan TEA Corp.	60,068
51,000	Taiwan Union Technology Corp.	69,392
10,322	Taiyen Biotech Co. Ltd.	9,796
103,000	Tatung Co. Ltd.(b)	55,039
820,000	Teco Electric and Machinery Co. Ltd.	737,702
16,000	Test Research, Inc.	19,294
24,000	Test Rite International Co. Ltd.	15,313
21,000	Thinking Electronic Industrial Co. Ltd.	45,288
25,525	Thye Ming Industrial Co, Ltd.	29,396
41,000	T-Mac Techvest PCB Co. Ltd.	17,135
165,100	Ton Yi Industrial Corp.	77,952
8,000	Tong Hsing Electronic Industries Ltd.	30,243
28,834	Tong Yang Industry Co. Ltd.	52,984
43,946	Tong-Tai Machine & Tool Co. Ltd.	30,212
38,662	Topco Scientific Co. Ltd.	108,169
50,049	Topoint Technology Co. Ltd.	31,933
8,000	Toung Loong Textile Manufacturing Co.	20,213
24,000	TPK Holding Co. Ltd.(b)	44,637
13,137	Transcend Information, Inc.	35,833
95,000	Tripod Technology Corp.	231,242
13,300	Truelight Corp.	22,954
7,988	Tsann Kuen Enterprise Co. Ltd.	7,249
42,942	TSRC Corp.	49,523
15,000	Ttet Union Corp.	40,675
116,315	Tung Ho Steel Enterprise Corp.	78,852
225,000	Tung Thih Electronic Co. Ltd.	2,110,317
67,815	TXC Corp.	91,838

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
37,000	TYC Brother Industrial Co. Ltd.	$42,139
88,303	Tycoons Group Enterprise(b)	14,536
42,458	Tyntek Corp.	16,457
22,000	U-Ming Marine Transport Corp.	19,160
276,000	Unimicron Technology Corp.	108,301
350,686	Union Bank of Taiwan	100,688
32,762	Union Insurance Co. Ltd.	15,469
212,037	Unitech Printed Circuit Board Corp.	63,653
24,000	Unity Opto Technology Co. Ltd.	10,030
255,127	Universal Cement Corp.	200,221
103,922	UPC Technology Corp.	44,425
123,337	USI Corp.	62,758
51,000	Vanguard International Semiconductor Corp.	91,600
39,800	Ve Wong Corp.	29,267
33,000	Visual Photonics Epitaxy Co. Ltd.	51,533
198,452	Voltronic Power Technology Corp(d)	2,687,516
57,287	Wafer Works Corp.(b)	25,951
69,000	Wah Lee Industrial Corp.	102,137
442,000	Walsin Lihwa Corp.	171,323
110,000	Walton Advanced Engineering, Inc.	42,812
110,300	Wan Hai Lines Ltd.	61,227
32,000	Wei Chuan Foods Corp.(b)	18,733
33,290	Weikeng Industrial Co. Ltd.	18,267
19,460	Win Semiconductors Corp.	58,232
787,977	Winbond Electronics Corp.	321,767
44,673	Wintek Corp.(b)(c)(d)	489
100,156	Wisdom Marine Lines Co. Ltd.	98,252
618,276	Wistron Corp.	525,651
33,835	Wistron NeWeb Corp.	96,499
148,865	WPG Holdings Co. Ltd.	177,616
48,126	WT Microelectronics Co. Ltd.	66,556
17,000	WUS Printed Circuit Co. Ltd.	9,708
10,204	Xxentria Technology Materials Corp.	24,740
124,708	Yageo Corp.	302,361
520,600	Yang Ming Marine Transport Corp.(b)	92,840
43,868	YC Co. Ltd.	17,913
77,084	YC INOX Co. Ltd.	69,225
162,624	YFY, Inc.	56,550
31,348	Yi Jinn Industrial Co. Ltd.	10,401
143,321	Yieh Phui Enterprise Co. Ltd.(b)	56,924
24,110	Youngtek Electronics Corp.	34,612
196,000	Yulon Motor Co. Ltd.	172,264
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	36,132
28,350	YungShin Global Holding Corp.	41,061
64,000	Yungtay Engineering Co. Ltd.	91,469
7,000	Zeng Hsing Industrial Co. Ltd.	35,954
Shares		Value
TAIWAN (continued)
27,000	Zenitron Corp.	$15,203
80,000	Zhen Ding Technology Holding Ltd.	166,911
72,826	Zig Sheng Industrial Co. Ltd.	23,930
26,169	Zinwell Corp.	26,298
4,000	Zippy Technology Corp.	4,562
		48,743,044
THAILAND — 0.3%
84,800	Amata Corp. Public Co. Ltd. - FOR	36,608
171,100	Ananda Development Public Co. Ltd. - FOR	24,783
463,768	AP Thailand Public Co. Ltd. - FOR	97,469
237,900	Asia Plus Group Holdings Securities Plc	25,270
146,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	146,366
8,125	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	8,480
4,780,850	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,009,559
251,006	Bangkok Expressway & Metro Public Co. Ltd. - FOR	50,258
26,500	Bangkok Insurance Public Co. Ltd. - FOR	262,667
1,178,400	Bangkok Land Public Co. Ltd. - FOR	63,589
229,200	Banpu Public Co. Ltd. - FOR	126,285
33,100	BEC World Public Co. Ltd. - FOR	16,639
564,708	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	45,228
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	99,340
48,222	CH Karnchang Public Co. Ltd. - FOR	39,375
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	9,648
38,400	Delta Electronics Thailand Public Co. Ltd. - FOR	93,519
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	21,122
376,500	Dynasty Ceramic Public Co. Ltd.	48,118
6,743,500	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,221,659
10,000	Electricity Generating Public Co. Ltd. - FOR	57,370
26,000	Energy Absolute Public Co. Ltd.	21,045
166,300	Erawan Group Public Co. Ltd. (The) - FOR	20,971
427,600	Esso Thailand Public Co. Ltd. - FOR	139,659
120,200	GFPT Public Co. Ltd. - FOR	50,524

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
THAILAND (continued)
256,400	Grand Canal Land Public Co. Ltd. - FOR	$18,496
46,500	Hana Microelectronics Public Co. Ltd. - FOR	56,128
449,640	Home Product Center Public Co. Ltd. - FOR	127,064
63,100	ICC International Public Co. Ltd. - FOR	66,308
1,754,700	IRPC Public Co. Ltd. - FOR	259,143
314,991	Italian-Thai Development Public Co. Ltd. - FOR	44,730
217,000	Jasmine International PCL	54,235
17,500	KCE Electronics Public Co. Ltd. - FOR	54,175
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	20,832
316,866	Khon Kaen Sugar Industry Public Co. Ltd.	60,745
61,300	Kiatnakin Bank Public Co. Ltd. - FOR	99,236
16,100	Krungthai Card Public Co. Ltd. - FOR	64,245
59,000	Land and Houses Public Co. Ltd. - FOR	16,254
90,560	Land and Houses Public Co. Ltd. - NVDR	24,948
21,900	Lanna Resources Public Co. Ltd. - FOR	8,521
90,330	Loxley Public Co. Ltd. - FOR	9,903
164,500	LPN Development Public Co. Ltd. - FOR	56,064
1,580,700	Major Cineplex Group PCL	1,447,815
1,513,700	Major Cineplex Group Public Co. Ltd. - FOR	1,386,448
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	19,902
369,000	MBK Public Co. Ltd. - FOR	154,056
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,062
105,900	Polyplex Public Co. Ltd. - FOR	54,740
181,050	Precious Shipping Public Co. Ltd. - FOR	50,906
115,900	Pruksa Real Estate PCL	76,696
939,331	Quality Houses Public Co. Ltd. - FOR	70,430
26,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	38,674
179,100	Ratchthani Leasing Public Co. Ltd. - FOR	27,213
34,100	Regional Container Lines Public Co. Ltd. - FOR	6,731
38,000	Robinson Department Store Public Co. Ltd. - FOR	62,596
80,900	Rojana Industrial Park Public Co. Ltd. - FOR	10,983
Shares		Value
THAILAND (continued)
63,000	Saha-Union Public Co. Ltd. - FOR	$73,360
54,300	Samart Corp. Public Co. Ltd. - FOR	25,446
35,700	Samart Telcoms Public Co. Ltd. - FOR	12,978
1,663,000	Sansiri Public Co. Ltd. - FOR	88,322
526,176	SC Asset Corp. Public Co. Ltd. - FOR	56,787
10,800	Siam City Cement Public Co. Ltd. - FOR	86,191
267,441	Siam Future Development Public Co. Ltd. - FOR	47,852
51,479	Siam Global House Public Co. Ltd - FOR	27,048
165,200	Siamgas & Petrochemicals Public Co. Ltd. - FOR	60,525
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	27,388
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	39,805
56,200	SPCG Public Co. Ltd.	33,838
81,900	Sri Trang Agro-Industry Public Co. Ltd. - FOR	57,686
364,000	Srithai Superware Public Co. Ltd. - FOR	21,710
141,350	STP & I Public Co. Ltd. - FOR	40,145
165,400	Supalai Public Co. Ltd. - FOR	113,680
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR	39,305
4,380	Thai Agro Energy	420
410,100	Thai Airways International Public Co. Ltd. - FOR	250,416
15,000	Thai Central Chemical Public Co. Ltd. - FOR	15,550
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	61,173
153,600	Thai Union Group Public Co. Ltd. - FOR	90,738
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	64,044
97,800	Thaicom Public Co. Ltd. - FOR	61,385
126,200	Thanacart Capital Public Co. Ltd. - FOR	170,250
17,300	Thitikorn Public Co. Ltd. - FOR .	5,847
104,284	Thoresen Thai Agencies Public Co. Ltd. - FOR	29,025
5,077,382	Ticon Industrial Connection Public Co. Ltd. - FOR	2,393,767
80,900	Tisco Financial Group Public Co. Ltd. - FOR	140,156
620,700	TMB Bank Public Co. Ltd. - FOR	41,251
1,019,900	TPI Polene Public Co. Ltd. - FOR	68,940
27,100	TTCL Public Co. Ltd.	15,393
33,400	TTW Public Co. Ltd. - FOR	10,150

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
THAILAND (continued)
34,800	Unique Engineering & Construction Public Co. Ltd. - FOR	$19,174
69,000	Vanachai Group Public Co. Ltd. - FOR	29,591
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	24,557
223,000	Vinythai Public Co. Ltd. - FOR	112,102
		14,651,825
TURKEY — 0.0%
1,068	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,001
5,586	Boyner Perakende Ve Tekstil Yatirimlari AS(b)	101,708
30,850	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	12,183
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	10,113
2,065	Pinar SUT Mamulleri Sanayii AS	9,353
35,717	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,658
25,805	Turkiye Halk Bankasi AS	76,803
143,795	Turkiye Sise ve Cam Fabrikalari AS	154,013
43,254	Turkiye Vakiflar Bankasi TAO - Class D	56,286
		459,118
UNITED ARAB EMIRATES — 0.0%
64,871	Lamprell Plc(b)	74,467
UNITED KINGDOM — 3.8%
1,160	4imprint Group Plc	24,341
16,302	A.G. Barr Plc	102,950
7,199	Aa Plc	22,088
370,944	Abcam Plc	3,819,522
277,420	Aberdeen Asset Management Plc	914,717
27,684	Acacia Mining Plc	149,928
9,019	Acal Plc	26,549
25,242	Admiral Group Plc	563,961
129,757	Afren Plc(b)(c)(d)	0
6,006	Aggreko Plc	76,085
15,015	Amec Foster Wheeler Plc	83,470
64,494	Antofagasta Plc	677,466
47,156	Ashmore Group Plc	183,900
136,120	Ashtead Group Plc	2,750,106
27,283	Assura Plc	17,848
37,432	Auto Trader Group Plc	188,358
5,635	Avon Rubber Plc	72,873
112,769	Babcock International Group Plc	1,266,844
138,254	Balfour Beatty Plc	449,594
259,149	Barratt Developments Plc	1,557,352
284,785	BBA Aviation Plc	1,001,339
212,875	Beazley Plc	1,086,187
Shares		Value
UNITED KINGDOM (continued)
52,442	Bellway Plc	$1,638,751
47,274	Berendsen Plc	495,095
37,557	Berkeley Group Holdings Plc	1,322,912
4,097	BGEO Group Plc	152,560
10,409	Big Yellow Group Plc REIT	90,091
6,537	Bloomsbury Publishing Plc	13,918
118,275	Bodycote Plc	990,944
33,993	Booker Group Plc	87,152
2,938	Boot (Henry) Plc	7,651
36,479	Bovis Homes Group Plc	378,828
5,675	Braemar Shipping Services Plc	17,741
1,216	Brammer Plc	2,524
42,050	Brewin Dolphin Holdings Plc	165,627
23,921	Britvic Plc	188,230
21,123	BTG Plc(b)	142,032
55,211	Burberry Group Plc	1,139,073
6,355	Cambian Group Plc(b)	12,032
62,129	Capital & Regional Plc	42,987
25,009	Card Factory Plc	78,559
47,540	Cardtronics Plc	2,594,733
74,673	Carillion Plc	202,438
72,121	Chemring Group Plc(b)	174,199
53,784	Chesnara Plc	243,578
974,664	Cineworld Group Plc	7,522,315
2,013	Clarkson Plc	59,257
55,392	Close Brothers Group Plc	1,010,409
152,751	CNH Industrial NV	1,352,144
93,352	Cobham Plc	159,245
27,870	Communisis Plc	16,084
27,792	Computacenter Plc	277,252
7,150	Concentric AB	95,842
28,341	Connect Group Plc	49,201
5,916	Consort Medical Plc	72,377
8,781	Costain Group Plc	40,762
11,020	Cranswick Plc	321,072
400,493	Croda International Plc	16,867,954
23,730	Daily Mail & General Trust Plc - Class A	206,877
42,282	Dairy Crest Group Plc	316,752
9,017	De La Rue Plc	66,869
220,187	Debenhams Plc	145,561
8,007	Dechra Pharmaceuticals Plc	146,661
5,370	Derwent London Plc REIT	166,658
51,874	Devro Plc	107,675
20,474	Dialog Semiconductor Plc(b)	949,272
4,728	Dignity Plc	145,425
786,736	Diploma Plc(d)	10,045,628
351,814	Direct Line Insurance Group Plc	1,571,171
137,418	Dixons Carphone Plc	546,104
126,447	Domino’s Pizza Group Plc	576,314
27,008	Drax Group Plc	125,848
188,197	DS Smith Plc	1,048,814
6,273	Dunelm Group Plc	53,662
35,891	E2V Technologies Plc	122,924
180,493	Electrocomponents Plc	1,100,791

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,169,349	Elementis Plc	$3,940,931
5,561	Ensco Plc - Class A	60,726
185,748	Enterprise Inns Plc(b)	309,615
12,758	Essentra Plc	65,707
26,527	Esure Group Plc	67,143
8,918	Euromoney Institutional Investor Plc	125,539
57,195	Fenner Plc	226,467
386,559	Fiat Chrysler Automobiles NV(b)	4,214,655
7,847	Fidessa Group Plc	227,046
350,779	Firstgroup Plc(b)	458,491
41,320	Flybe Group Plc(b)	22,742
3,059	Fuller Smith & Turner Plc - Class A	38,713
112,080	G4S Plc	359,825
23,516	Galliford Try Plc	399,078
5,545	Games Workshop Group Plc	57,619
26,591	Gem Diamonds Ltd.	40,978
16,644	Genus Plc	359,509
580,156	GKN Plc	2,506,266
5,199	Go-Ahead Group Plc	146,700
26,527	Gocompare.Com Group Plc(b)	28,449
3,689	Great Portland Estates Plc REIT	28,750
630,095	Greene King Plc	5,398,028
30,359	Greggs Plc	371,224
52,704	Halfords Group Plc	240,013
652,517	Halma Plc	7,593,038
8,931	Hammerson Plc REIT	61,401
67,725	Hansteen Holdings Plc REIT	93,718
48,772	Hargreaves Lansdown Plc	830,138
73,639	Hays Plc	141,181
8,260	Headlam Group Plc	56,424
26,404	Helical Bar Plc	97,739
228,310	Henderson Group Plc	626,128
29,542	Hikma Pharmaceuticals Plc	677,871
28,944	Hill & Smith Holdings Plc	439,125
632	Hilton Food Group Plc	5,307
18,932	Hochschild Mining Plc	58,708
5,026	Hogg Robinson Group Plc	4,521
106,742	HomeServe Plc	802,334
137,108	Howden Joinery Group Plc	650,949
38,644	Hunting Plc	270,052
26,778	Imagination Technologies Group Plc(b)	80,427
22,425	IMI Plc	328,937
140,251	Inchcape Plc	1,265,931
25,333	Indivior Plc	94,173
141,286	Informa Plc	1,158,854
60,633	Inmarsat Plc	463,761
3,568	Intercontinental Hotels Group Plc	165,179
1,434,301	Interserve Plc	5,841,604
41,164	Intertek Group Plc	1,756,529
21,818	Intu Properties Plc REIT	74,190
53,330	ITE Group Plc	104,659

Shares		Value
UNITED KINGDOM (continued)
64,401	Ithaca Energy, Inc.(b)	$86,610
25,597	J D Wetherspoon Plc	301,725
269,442	J Sainsbury Plc	874,176
5,300	Jackpotjoy Plc(b)	40,338
12,426	James Fisher & Sons Plc	237,606
27,095	Jardine Lloyd Thompson Group Plc	351,082
103,000	JD Sports Fashion Plc	450,012
17,247	John Menzies Plc	129,530
205,284	John Wood Group Plc	2,164,119
45,041	Johnson Matthey Plc	1,842,074
24,083	JRP Group Plc	44,203
36,192	Jupiter Fund Management Plc	182,802
55,928	KAZ Minerals Plc(b)	330,892
134,990	Kcom Group Plc	151,987
31,360	Keller Group Plc	320,737
14,590	Kier Group Plc	253,289
84,172	Ladbrokes Coral Group Plc	126,431
2,408,079	Laird Plc	5,021,186
28,095	Lancashire Holdings Ltd.	239,276
28,169	Lavendon Group Plc	95,325
20,610	Londonmetric Property Plc REIT	38,269
72,865	Lookers Plc	114,122
5,374	Low & Bonar Plc	4,699
2,969	LSL Property Services Plc	7,638
342,890	Man Strategic Holdings Plc(b)	573,705
216,474	Marks & Spencer Group Plc	913,651
29,565	Marshalls Plc	107,487
252,093	Marston’s Plc	417,665
10,103	McBride Plc	20,653
13,685	McColl’s Retail Group Plc	30,902
18,776	Mears Group Plc	119,755
270,937	Meggitt Plc	1,424,370
826,796	Melrose Industries Plc	2,030,820
64,579	Merlin Entertainments Plc	387,599
1,705	Michael Kors Holdings Ltd.	72,991
22,060	Michael Page International Plc	119,720
19,192	Micro Focus International Plc	517,880
46,577	Millennium & Copthorne Hotels Plc	252,833
34,277	Mitchells & Butlers Plc	114,960
120,239	Mitie Group Plc	303,581
112,692	Moneysupermarket.com Group Plc	467,122
73,299	Morgan Advanced Materials Plc	277,738
14,135	Morgan Sindall Group Plc	146,167
11,299	Mothercare Plc(b)	16,204
28,165	N Brown Group Plc	77,454
204,239	National Express Group Plc	869,206
3,594	NCC Group Plc	8,376
70,609	NEX Group Plc	510,308
13,469	Noble Corp. Plc	90,916
61,768	Northgate Plc	395,127
24,564	Novae Group Plc	194,217
2,307	Onesavings Bank Plc	9,830

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
144,564	Oxford Instruments Plc	$1,284,856
4,258	PayPoint Plc	51,504
296,703	Pendragon Plc	129,706
20,546	Pennon Group Plc	204,966
68,756	Persimmon Plc	1,668,495
14,329	Petrofac Ltd.	165,298
47,579	Petropavlovsk Plc(b)	4,058
13,538	Pets at Home Group Plc	34,062
36,290	Photo-Me International Plc	70,306
29,505	Playtech Plc	307,703
6,200	Polypipe Group Plc	26,363
319,105	Premier Foods Plc(b)	159,571
180,426	Premier Oil Plc(b)	190,660
2,152	Provident Financial Plc	73,772
61,900	PZ Cussons Plc	237,116
179,176	QinetiQ Group Plc	594,391
28,721	Rank Group Plc	71,793
97,202	Redrow Plc	543,537
8,153	Renishaw Plc	292,310
51,233	Renold Plc(b)	35,690
195,018	Rentokil Initial Plc	560,587
18,513	Restaurant Group Plc (The)	68,238
7,870	Ricardo Plc	94,649
13,079	Rightmove Plc	661,428
17,462	Robert Walters Plc	81,279
186,900	Rotork Plc	600,499
173,243	Royal Mail Plc	897,043
68,348	RPC Group Plc	920,868
98,326	RPS Group Plc	281,405
127,808	RSA Insurance Group Plc	922,090
13,220	Safestore Holdings Plc REIT	61,551
51,636	Saga plc	120,043
22,285	Savills Plc	217,408
21,495	SDL Plc	132,229
33,651	Seadrill Ltd.(e)	62,927
2,838	Seadrill Ltd.(b)(e)	5,523
56,504	Segro Plc REIT	328,045
159,868	Senior Plc	398,006
73,665	Severfield Plc	74,484
19,927	Severn Trent Plc	569,049
19,812	Shaftesbury Plc REIT	218,455
137,252	Shanks Group Plc	164,030
16,920	Shawbrook Group Plc(b)	53,214
172,927	SIG Plc	223,634
133,882	Smiths Group Plc	2,528,046
46,937	Soco International Plc	90,785
197,117	Spectris Plc	5,993,531
183,962	Speedy Hire Plc	118,027
253,076	Spirax-Sarco Engineering Plc	13,705,855
129,217	Spirent Communications Plc	158,085
15,991	Sportech Plc(b)	18,357
63,174	Sports Direct International Plc(b)	225,704
11,710	SSP Group Plc	57,584
12,066	St. Ives Plc	11,081
82,064	St. James’s Place Plc	1,105,667
Shares		Value
UNITED KINGDOM (continued)
54,495	St. Modwen Properties Plc	$218,485
134	Stallergenes Greer Plc(b)	4,703
1,268	Steris Plc	89,812
26,739	Sthree Plc	107,389
7,112	Stobart Group Ltd.	16,015
7,893	Stolt-Nielsen Ltd.	119,141
56,188	Subsea 7 SA(b)	763,656
8,341	SuperGroup Plc	157,185
54,149	Synthomer Plc	307,083
90,072	Talktalk Telecom Group Plc	177,332
93,409	Tate & Lyle Plc	787,897
853,109	Taylor Wimpey Plc	1,793,341
47,724	TechnipFMC Plc	1,564,096
15,351	TechnipFMC Plc	516,101
5,162	Ted Baker Plc	184,554
9,195	Telecom Plus Plc	140,659
3,226	Topps Tiles Plc	3,389
139,800	Travelport Worldwide Ltd.	2,007,528
63,929	Travis Perkins Plc	1,168,545
16,317	Trifast Plc	42,285
118,829	Trinity Mirror Plc	156,214
47,851	TT electronics Plc	90,295
103,584	Tullett Prebon Plc	605,546
173,732	Tullow Oil Plc(b)	643,209
26,201	U & I Group Plc	53,562
61,174	UBM Plc	542,163
309,168	Ultra Electronics Holdings Plc	7,183,622
16,892	UNITE Group Plc (The)	124,632
81,812	Vectura Group Plc(b)	134,105
162,796	Vesuvius Plc	967,056
447,044	Victrex Plc	10,685,280
13,110	Virgin Money Holdings UK Plc	51,374
11,826	Vitec Group Plc (The)	101,574
495	VP Plc	4,982
14,613	Weir Group Plc (The)	368,583
28,154	WH Smith Plc	577,311
244,679	William Hill Plc	796,913
15,003	Wilmington Plc	48,600
12,913	Wincanton Plc	40,043
486,510	WM Morrison Supermarkets Plc	1,445,006
11,514	Workspace Group Plc REIT	109,359
9,736	WS Atkins Plc	178,942
12,348	Xaar Plc	61,980
1,008	Zeal Network SE	31,632
		210,867,252
UNITED STATES — 57.5%
27,400	1st Source Corp.	1,236,014
3,700	A Schulman, Inc.	127,650
209,580	Aaron’s, Inc.(b)	6,484,405
44,300	Abaxis, Inc.	2,257,307
3,386	Abercrombie & Fitch Co. - Class A	39,311
359	ABIOMED, Inc.(b)	38,187
1,262	Acadia Healthcare Co. Inc.(b)	48,423
3,543	ACCO Brands Corp.(b)	45,173

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
325,000	Aceto Corp.	$6,204,250
1,144	ACI Worldwide, Inc.(b)	22,194
4,700	ACNB Corp.	141,000
485,000	Actuant Corp. - Class A	12,682,749
186	Acuity Brands, Inc.	38,545
964	Acxiom Corp.(b)	25,160
1,664	Adient Plc	105,647
360,587	Advance Auto Parts, Inc.	59,222,808
30,400	Advanced Disposal Services, Inc.(b)	675,184
22,644	Advanced Energy Industries, Inc.(b)	1,332,373
645,300	AdvancePierre Foods Holdings, Inc.	17,881,262
5,633	AECOM(b)	208,027
1,400	Affiliated Managers Group, Inc.(b)	213,304
61,100	AG Mortgage Investment Trust, Inc. REIT	1,070,472
2,939	AGCO Corp.	184,569
222,244	AGNC Investment Corp. REIT	4,149,295
4,151	Air Lease Corp.	151,013
1,190	Air Methods Corp.(b)	42,483
1,831	Akorn, Inc.(b)	34,972
82,491	Alacer Gold Corp.(b)	152,145
521	Alamo Group, Inc.	39,403
535	Albany International Corp. - Class A	25,386
568	Alexander & Baldwin, Inc.	25,287
200	Alexandria Real Estate Equities, Inc. REIT	22,163
508	Align Technology, Inc.(b)	46,579
13,930	Allegiant Travel Co.	2,395,960
42,700	ALLETE, Inc.	2,790,445
1,066	Alliant Energy Corp.	40,135
1,564	Allison Transmission Holdings, Inc.	54,709
9,428	Allscripts Healthcare Solutions, Inc.(b)	110,402
17,400	Ally Financial, Inc.	367,488
958	Alnylam Pharmaceuticals, Inc.(b)	38,310
33,800	Alpha & Omega Semiconductor Ltd.	687,830
1,316	AMC Entertainment Holdings, Inc. - Class A	44,415
715	AMC Networks, Inc. - Class A(b)	41,005
1,958	American Axle & Manaufacturing Holdings, Inc.(b)	39,943
416	American Campus Communities, Inc. REIT	20,226
4,631	American Eagle Outfitters, Inc.	69,974
3,461	American Equity Investment Life Holding Co.	81,680
550	American Financial Group, Inc.	47,394
Shares		Value
UNITED STATES (continued)
1,561	American Homes 4 Rent - Class A REIT	$34,779
3,200	American National Bankshares, Inc.	113,600
1,044	American Public Education, Inc.(b)	25,369
32,600	American Software, Inc. - Class A	341,974
31,300	American States Water Co.	1,370,314
554	Ameris Bancorp	24,985
27,230	AMERISAFE, Inc.	1,716,852
1,300	AMES National Corp.	41,990
1,991	Amkor Technology, Inc.(b)	18,735
1,083	AMN Healthcare Services, Inc.(b)	38,826
325,000	Amplify Snack Brands, Inc.(b)	3,129,750
3,573	AmTrust Financial Services, Inc.	94,291
21,200	Analogic Corp.	1,646,180
51,400	AngioDynamics, Inc.(b)	827,283
257	Anixter International, Inc.(b)	21,974
431,955	Annaly Capital Management, Inc., REIT	4,414,580
868,623	ANSYS, Inc.(b)(d)	81,007,781
7,075	Antero Resources Corp.(b)	172,701
700	AO Smith Corp.	34,125
908	Apartment Investment & Management Co. - Class A REIT	40,016
443	Apogee Enterprises, Inc.	25,286
179,737	Apollo Commercial Real Estate Finance, Inc., REIT	3,129,221
40,700	Applied Industrial Technologies, Inc.	2,460,315
549	AptarGroup, Inc.	40,061
1,333	Aqua America, Inc.	40,537
3,040	Aramark	102,874
1,344	ArcBest Corp.	42,470
63,400	Ares Commercial Real Estate Corp.	854,632
31,200	Argonaut Gold, Inc.(b)	58,264
448	Arista Networks, Inc.(b)	42,112
71,200	Armada Hoffler Properties, Inc. REIT	981,136
800	Armstrong World Industries, Inc.(b)	31,959
3,169	Arris International Plc	90,570
3,961	Arrow Electronics, Inc.(b)	291,213
9,889	Arrow Financial Corp.	349,082
16,300	Artesian Resources Corp. - Class A	505,789
2,847	Arthur J Gallagher & Co.	153,254
854	Artisan Partners Asset Management Inc. - Class A	24,723
397	Asbury Automotive Group, Inc.(b)	26,043
7,370	Ascena Retail Group, Inc.(b)	35,450
744	Ashland Global Holdings, Inc.	88,558

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
50,400	Aspen Technology, Inc.(b)	$2,676,744
2,763	Associated Banc-Corp	69,904
2,095	Assurant, Inc.	203,487
450	Astec Industries, Inc.	31,491
328	athenahealth, Inc.(b)	41,325
52,855	Atkore International Group, Inc.(b)	1,412,286
499	Atlas Air Worldwide Holdings, Inc.(b)	26,322
340	Atmos Energy Corp.	25,901
19,000	ATN International Inc.	1,525,510
2,400	Atrion Corp.	1,172,640
3,387	AutoNation, Inc.(b)	179,917
843	Avery Dennison Corp.	61,556
1,111	Avis Budget Group, Inc.(b)	41,351
58,600	Avista Corp.	2,264,304
2,827	Avnet, Inc.	131,286
78,244	AVX Corp.	1,267,553
2,273	Axalta Coating Systems Ltd.	65,917
429	AZZ, Inc.	25,547
420,911	B&G Foods, Inc.	18,667,403
609	Badger Meter. Inc.	23,477
92,200	Balchem Corp.	7,859,128
21,500	Baldwin & Lyons, Inc. - Class B	516,000
14,336	BancFirst Corp.	1,352,602
1,721	BancorpSouth, Inc.	51,114
23,600	Bank Mutual Corp.	225,380
484	Bank of Hawaii Corp.	41,580
4,400	Bank of Marin Bancorp	295,680
17,700	BankFinancial Corp.	238,419
4,779	Bankunited, Inc.	182,558
359	Banner Corp.	20,147
898	Barnes Group, Inc.	43,221
911	Beacon Roofing Supply, Inc.(b)	39,874
3,663	Bed Bath & Beyond, Inc.	147,802
19,900	Bel Fuse, Inc. - Class B	632,820
280	Belden, Inc.	21,412
1,404	Bemis Co., Inc.	68,403
65,300	Benchmark Electronics, Inc.(b)	1,998,180
49,300	Berkshire Hills Bancorp, Inc.	1,745,220
1,157	Berry Plastics Group, Inc.(b)	59,042
3,507	BGC Partners, Inc. - Class A	38,822
25,131	Big 5 Sporting Goods Corp.	387,017
44,596	Big Lots, Inc.	2,229,800
2,300	Biglari Holdings, Inc.(b)	1,019,360
218	Bio-Rad Laboratories, Inc. - Class A(b)	41,437
396	Bio-Techne Corp.	40,293
9,469	Bizlink Holding, Inc.	49,843
37,800	BJ’s Restaurants, Inc.(b)	1,343,790
800	Black Box Corp.	10,679
365,591	Blackbaud, Inc.	23,986,426
1,082	Blackhawk Network Holdings, Inc.(b)	38,627
130,952	Bloomin’ Brands, Inc.	2,240,589
Shares		Value
UNITED STATES (continued)
1,973	Blue Buffalo Pet Products, Inc.(b)	$47,845
1,200	Bluerock Residential Growth REIT, Inc.	15,695
42,000	Bob Evans Farms, Inc.	2,370,060
1,300	Boise Cascade Co.(b)	32,239
13,500	Bojangles’ Inc.(b)	267,300
900	BOK Financial Corp.	74,016
1,500	Booz Allen Hamilton Holding Corp.	50,730
6,043	BorgWarner, Inc.	246,736
88,756	Boston Beer Co., Inc. (The) - Class A(b)	13,641,797
1,333	Boston Private Financial Holdings, Inc.	21,995
346,795	Brady Corp. - Class A	12,605,998
9,168	Bright Horizons Family Solutions, Inc.(b)	649,644
93,242	Brinker International, Inc.	4,149,269
484	Brink’s Co. (The)	21,537
1,656	Brixmor Property Group, Inc. REIT	39,959
334	Broadridge Financial Solutions, Inc.	22,221
2,798	Brookdale Senior Living, Inc.(b)	41,886
99,872	Brookline Bancorp, Inc.	1,572,984
131,200	Brooks Automation, Inc.	2,285,504
4,485	Brown & Brown, Inc.	188,953
1,773	Bruker Corp.	42,073
1,018	Brunswick Corp.	60,937
250,000	Bryn Mawr Bank Corp.(d)	10,012,500
80,078	Buffalo Wild Wings, Inc.(b)	12,091,778
2,319	Builders FirstSource, Inc.(b)	24,952
3,000	Bunge Ltd.	207,630
472	Burlington Stores, Inc.(b)	39,506
992	BWX Technologies, Inc.	41,158
2,700	C&F Financial Corp.	117,045
73	Cable One, Inc.	46,164
1,875	Cabot Corp.	103,819
36,295	Cabot Microelectronics Corp.	2,450,275
2,395	Cabot Oil & Gas Corp.	51,445
215	CACI International, Inc. - Class A(b)	26,401
2,725	Cadence Design Systems, Inc.(b)	70,932
3,499	Calatlantic Group, Inc.	122,010
15,700	Calavo Growers, Inc.	868,210
20,652	Caleres, Inc.	635,049
13,475	Calpine Corp.(b)	159,005
15,900	Cambium Learning Group, Inc.(b)	80,136
491	Camden Property Trust REIT	41,033
179,420	Cantel Medical Corp.	13,888,902
15,995	Capella Education Co.	1,367,573
6,900	Capital City Bank Group, Inc.	142,761
2,610	Capitol Federal Financial, Inc.	40,325

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
421,118	Capstead Mortgage Corp. REIT	$4,493,329
445,800	Cardiovascular Systems, Inc.(b)(d)	11,011,260
693	Carlisle Cos., Inc.	75,613
592	Carpenter Technology Corp.	23,692
68,100	Carrols Restaurant Group, Inc.(b)	977,235
471	Carter’s, Inc.	39,446
65,700	Casella Waste Systems, Inc. - Class A(b)	759,492
1,535	Catalent, Inc.(b)	41,077
33,400	CatchMark Timber Trust, Inc. - Class A REIT	343,686
2,898	Cathay General Bancorp	105,603
73,139	CBIZ, Inc.(b)	958,121
60,986	CBOE Holdings, Inc.	4,855,705
1,113	CDK Global, Inc.	69,618
800	CDW Corp.	41,208
12,400	Central Garden & Pet Co.(b)	407,340
66,709	Central Garden & Pet Co. - Class A(b)	2,053,303
51,000	Central Pacific Financial Corp.	1,597,830
19,700	Central Valley Community Bancorp	398,531
1,750	Century Aluminum Co.(b)	26,949
3,716	CF Industries Holdings, Inc.	131,138
1,340	CH Robinson Worldwide, Inc.	101,920
5,300	ChannelAdvisor Corp.(b)	73,405
499	Charles River Laboratories International, Inc.(b)	40,319
670	Chart Industries, Inc.(b)	25,989
20,800	Charter Financial Corp (MD)	357,344
39,800	Chase Corp.	3,502,400
116,975	Cheesecake Factory, Inc. (The)	7,048,914
16,745	Chemed Corp.	2,781,177
1,297	Chemical Financial Corp.	64,111
1,814	Chemours Co. (The)	47,926
2,300	Chemung Financial Corp.	78,637
1,071	Cheniere Energy, Inc.(b)	51,033
5,776	Chesapeake Energy Corp.(b)	37,255
26,200	Chesapeake Utilities Corp.	1,713,480
4,663	Chico’s FAS, Inc.	62,904
393	Children’s Place, Inc. (The)	38,121
16,700	Churchill Downs, Inc.	2,393,945
31,000	Chuy’s Holdings, Inc.(b)	911,400
1,662	Ciena Corp.(b)	40,453
1,755	Cinemark Holdings, Inc.	74,588
26,621	Cirrus Logic, Inc.(b)	1,605,779
6,468	CIT Group, Inc.	266,417
21,201	City Holding Co.	1,379,973
245,000	CLARCOR, Inc.	20,288,450
429	Clean Harbors, Inc.(b)	23,810
400	Clearwater Paper Corp.(b)	25,159
1,513	ClubCorp Holdings, Inc.	24,965
2,182	Coach, Inc.	81,498
Shares		Value
UNITED STATES (continued)
7,551	Coca-Cola Bottling Co. Consolidated	$1,274,911
617	Cognex Corp.	41,685
281	Coherent, Inc.(b)	44,322
2,246	Colfax Corp.(b)	87,594
11,000	Collectors Universe, Inc.	227,370
971	Columbia Banking System, Inc.	38,607
803	Columbia Sportswear Co.	43,659
6,116	Commercial Metals Co.	124,950
1,835	CommScope Holding Co., Inc.(b)	69,400
180,743	Community Bank System, Inc.	10,548,161
26,500	Community Trust Bancorp, Inc.	1,225,625
230,100	CommVault Systems, Inc.(b)	11,297,910
498	Compass Minerals International, Inc.	41,633
1,517	Computer Sciences Corp.	94,357
400,000	CONMED Corp.(d)	17,836,000
8,700	Connecticut Water Service, Inc.	470,148
7,583	CONSOL Energy, Inc.	128,456
4,457	Consolidated Communications Holdings, Inc.	117,264
1,039	Continental Building Products, Inc.(b)	24,157
77,764	Convergys Corp.	1,930,102
429,153	Cooper Cos., Inc. (The)	79,225,935
16,800	Cooper Tire & Rubber Co.	609,000
19,794	Cooper-Standard Holding Inc.(b)	2,083,912
1,085	Copart, Inc.(b)	61,563
1,800,519	CoreLogic, Inc.(b)(d)	63,504,305
938	Core-Mark Holding Co., Inc.	32,764
6,100	Corenergy Infrastructure Trust, Inc. REIT	218,990
8,200	CorVel Corp.(b)	314,470
206	CoStar Group, Inc.(b)	41,633
2,700	County Bancorp, Inc.	73,710
2,311	Covanta Holding Corp.	37,207
1,274	Covenant Transportation Group, Inc. - Class A(b)	27,429
425,000	CR Bard, Inc.	100,865,250
17,300	CRA International, Inc.	574,879
43,978	Cracker Barrel Old Country Store, Inc.	6,951,162
661	Crane Co.	47,618
244	Credit Acceptance Corp.(b)	50,088
741	Cree, Inc.(b)	20,437
1,323	Crown Holdings, Inc.(b)	71,667
43,011	CSG Systems International, Inc.	2,081,732
665	CSRA, Inc.	20,628
146,900	CST Brands, Inc.	7,077,642
1,390	CubeSmart REIT	34,931
528	Cullen/Frost Bankers, Inc.	47,203
23,700	Culp, Inc.	763,140
28,899	Curtiss-Wright Corp.	2,833,836
1,133	Customers Bancorp, Inc.(b)	39,043
23,300	Cutera, Inc.(b)	431,050

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
615,000	CVB Financial Corp.	$13,862,100
3,491	Cypress Semiconductor Corp.	41,194
2,172	Dana, Inc.	43,744
61,439	Darden Restaurants, Inc.	4,502,250
8,627	Darling Ingredients, Inc.(b)	103,524
7,224	Dave & Buster’s Entertainment, Inc.(b)	393,419
2,449	DDR Corp. REIT	37,176
12,900	Dean Foods Co.	256,194
696	Deckers Outdoor Corp.(b)	40,090
40,800	Del Frisco’s Restaurant Group, Inc.(b)	714,000
1,705	Delek US Holdings, Inc.	38,192
7,000	Delta Natural Gas Co., Inc.	184,240
730	Deluxe Corp.	53,181
120,900	Denny’s Corp.(b)	1,471,353
1,660	DeVry Education Group, Inc.	55,610
2,056	Diamond Offshore Drilling, Inc.(b)	33,677
637	Diamondback Energy, Inc.(b)	66,993
1,268	Dick’s Sporting Goods, Inc.	65,429
4,430	Digitalglobe, Inc.(b)	124,262
1,039	Dime Community Bancshares, Inc.	22,235
29,700	DineEquity, Inc.	2,036,826
797	Diodes, Inc.(b)	19,837
411	Dolby Laboratories, Inc. - Class A	19,691
241	Domino’s Pizza, Inc.	42,064
1,318	Donaldson Co., Inc.	55,686
21,500	Donegal Group, Inc. - Class A	354,105
482	Dorman Products, Inc.(b)	33,268
953	Douglas Emmett, Inc. REIT	36,062
676,500	Dover Corp.	52,597,875
946	Dril-Quip, Inc.(b)	58,841
200	DST Systems, Inc.	23,029
3,893	DSW, Inc. - Class A	82,376
1,617	Duke Realty Corp. REIT	39,342
793,759	Dun & Bradstreet Corp. (The)(d)	97,330,729
781	Dunkin’ Brands Group Inc.	40,510
516	Dycom Industries, Inc.(b)	41,621
4,380	E*trade Financial Corp.(b)	164,031
673	Eagle Bancorp, Inc.(b)	41,221
544	Eagle Materials, Inc.	56,892
2,308	East West Bancorp, Inc.	118,724
63,000	Easterly Government Properties, Inc. REIT	1,241,100
30,100	EastGroup Properties, Inc. REIT	2,130,177
1,139	Eaton Vance Corp.	47,758
400	EchoStar Corp. - Class A(b)	20,371
735	Edgewell Personal Care Co.(b)	57,947
8,200	El Paso Electric Co.	376,380
345,000	El Pollo Loco Holdings, Inc.(b)	4,295,250
2,480	Eldorado Resorts, Inc.(b)	38,440
11,300	EMC Insurance Group, Inc.	329,395
Shares		Value
UNITED STATES (continued)
39,808	EMCOR Group, Inc.	$2,774,220
19,131	Employers Holdings, Inc.	697,325
602	Encore Wire Corp.	25,435
724	Energen Corp.(b)	39,016
4,500	EnerSys, Inc.	350,775
61,000	Ennis, Inc.	1,030,900
1,486	Enova International, Inc.(b)	20,953
1,942	Ensign Group, Inc. (The)	39,500
34,673	Entegris, Inc.(b)	650,119
30,880	Enterprise Financial Services Corp.	1,286,152
245,000	Envestnet, Inc.(b)	9,261,000
603	EPAM Systems, Inc.(b)	38,809
259	ePlus, Inc.(b)	29,021
489	EPR Properties REIT	36,171
87,473	Equity Commonwealth REIT(b)	2,697,667
355	Equity Lifestyle Properties, Inc. REIT	26,249
200	Erie Indemnity Co. - Class A	22,421
600	ESCO Technologies, Inc.	34,920
12,600	ESSA Bancorp, Inc.	199,458
42,600	Essent Group Ltd.	1,472,682
1,087	Esterline Technologies Corp.(b)	93,102
1,088	Ethan Allen Interiors, Inc.	31,661
300	Euronet Worldwide, Inc.(b)	21,455
345	Evercore Partners, Inc. - Class A	26,720
1,374	EW Scripps Co. (The) - Class A(b)	26,766
29,100	Exa Corp.(b)	451,050
18,400	Exactech, Inc.(b)	453,560
538	ExlService Holdings, Inc.(b)	24,721
1,706	Expeditors International of Washington Inc.	88,848
3,719	Express Inc.(b)	39,533
2,882	Extended Stay America Inc. - Units	46,717
715	Exterran Corp.(b)	22,179
545	Extra Space Storage, Inc. REIT	39,267
424	F5 Networks, Inc.(b)	56,829
382	Factset Research Systems, Inc.	66,105
21,329	Fair Isaac Corp.	2,629,866
3,400	FairPoint Communications, Inc.(b)	62,900
15,100	Farmers Capital Bank Corp.	560,965
757	FCB Financial Holdings Inc. - Class A(b)	35,541
288	Federal Realty Investment Trust REIT	40,444
1,537	Federated Investors, Inc. - Class B	39,977
1,775	Ferro Corp.(b)	25,099
2,100	Ferroglobe Plc	22,071
1,488	Fiesta Restaurant Group, Inc.(b)	39,134
455,668	Financial Engines, Inc.	17,566,001
28,500	Financial Institutions, Inc.	939,075

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,851	Finisar Corp.(b)	$54,734
1,680	First American Financial Corp.	63,134
19,700	First Bancorp	576,619
763	First Busey Corp.	22,318
11,400	First Business Financial Services, Inc.	276,222
7,100	First Citizens BancShares, Inc.	2,603,854
1,844	First Commonwealth Financial Corp.	26,037
11,300	First Community Bancshares, Inc.	328,830
17,500	First Defiance Financial Corp.	848,050
1,437	First Financial Bancorp	39,589
200,548	First Financial Bankshares, Inc.	8,553,372
17,500	First Financial Corp.	846,125
3,892	First Horizon National Corp.	77,840
27,500	First Interstate BancSystem, Inc.	1,131,625
998	First Merchants Corp.	38,253
12,900	First Mid-Illinois Bancshares, Inc.	406,479
1,632	First Midwest Bancorp, Inc.	39,625
1,151	First Solar, Inc.(b)	35,900
922	FirstCash, Inc.	39,369
983	Five Below, Inc.(b)	39,173
493	Five Prime Therapeutics, Inc.(b)	22,584
789	Flagstar Bancorp, Inc.(b)	20,333
9,100	Flexsteel Industries, Inc.	462,826
684	FLIR Systems, Inc.	24,166
1,180	Flowers Foods, Inc.	23,730
933	Flowserve Corp.	45,866
2,021	Fluor Corp.	112,166
24,185	Flushing Financial Corp.	657,831
957	FMC Corp.	57,573
3,256	FNF Group.	115,132
1,808	Foot Locker, Inc.	123,920
1,804	Forest City Realty Trust, Inc. - Class A REIT	40,843
6,400	Forrester Research, Inc.	261,120
1,040	Fortune Brands Home & Security Inc.	57,335
600,000	Forum Energy Technologies, Inc.(b)	13,020,000
35,100	Forward Air Corp.	1,691,469
164,600	Franklin Street Properties Corp.	2,098,650
21,059	Frontier Communications Corp.	73,496
33,200	FTD Cos Inc.(b)	762,936
151,232	FTI Consulting, Inc.(b)	6,372,916
3,840	GameStop Corp. - Class A	94,042
798	Gaming and Leisure Properties Inc. REIT	25,241
4,089	Gannett Co., Inc.	39,336
5,426	Gap, Inc. (The)	124,961
404	Gartner, Inc.(b)	40,141
981	Generac Holdings, Inc.(b)	39,495
584	Genesee & Wyoming, Inc. - Class A(b)	44,010
Shares		Value
UNITED STATES (continued)
1,659	Genpact Ltd.	$40,944
3,095	Gentex Corp.	64,655
1,210	Gentherm, Inc.(b)	42,834
95,000	German American Bancorp, Inc.(d)	4,559,050
55,700	Getty Realty Corp.	1,436,503
186,600	Gigamon, Inc.(b)	6,185,790
1,484	G-III Apparel Group Ltd.(b)	38,970
1,279	Glacier Bancorp, Inc.	45,443
50,400	Gladstone Commercial Corp. REIT	989,856
38,400	Global Brass & Copper Holdings, Inc.	1,272,960
27,204	Globus Medical, Inc. - Class A(b)	717,097
3,645	GNC Holdings, Inc. - Class A	32,331
1,166	GoDaddy, Inc. - Class A(b)	41,661
9,200	Golden Entertainment, Inc.	101,384
4,200	Goodyear Tire & Rubber Co. (The)	136,038
145,000	Gorman-Rupp Co. (The)(d)	4,706,700
17,300	Government Properties Income Trust, REIT	333,198
558	Graco, Inc.	49,991
56	Graham Holdings Co. - Class B	29,095
683	Grand Canyon Education, Inc.(b)	40,283
743	Granite Construction, Inc.	41,705
4,750	Graphic Packaging Holding Co.	59,423
3,759	Gray Television, Inc.(b)	44,544
33,600	Great Ajax Corp. REIT	437,136
1,460	Great Plains Energy, Inc.	40,223
17,400	Great Southern Bancorp, Inc.	870,870
485	Great Western Bancorp Inc.	20,734
1,519	Greenhill & Co., Inc.	44,886
1,074	GrubHub, Inc.(b)	44,625
106,449	Guess?, Inc.	1,359,354
300,000	Guidewire Software, Inc.(b)	15,699,000
1,913	Gulfport Energy Corp.(b)	39,982
1,688	H&R Block, Inc.	36,224
44,600	Hackett Group, Inc. (The)	724,750
57,600	Haemonetics Corp.(b)	2,295,936
7,400	Hallmark Financial Services, Inc.(b)	80,956
13,720	Halyard Health, Inc.(b)	527,808
3,592,150	Hanesbrands, Inc.	85,169,877
34,600	Hanmi Financial Corp.	1,146,990
8,411	Hanover Insurance Group, Inc. (The)	706,020
1,478	Harley-Davidson, Inc.	84,305
10,500	Haverty Furniture Cos., Inc.	228,900
46,702	Hawaiian Holdings, Inc.(b)	2,379,467
13,700	Hawkins, Inc.	735,005
329,700	HB Fuller Co.	16,277,289
1,897	HD Supply Holdings, Inc.(b)	80,243
819	Healthcare Services Group, Inc.	32,555
838	HealthEquity Inc.(b)	38,758

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
61,367	HealthSouth Corp.	$2,382,267
103,706	Heartland Express, Inc.	2,136,344
35,500	Heartland Financial USA, Inc.	1,661,400
15,475	Hecla Mining Co.	99,659
3,034	Helix Energy Solutions Group, Inc.(b)	25,728
768	Helmerich & Payne, Inc.	54,651
40,000	Heritage Commerce Corp.	561,600
51,069	Heritage Financial Corp.	1,302,260
700	Herman Miller, Inc.	21,839
42,400	Hersha Hospitality Trust REIT	847,576
3,675	Hertz Global Holdings, Inc.(b)	77,065
9,400	Heska Corp.(b)	748,428
1,032	Hexcel Corp.	52,993
202,400	Hibbett Sports, Inc.(b)	6,679,200
428	Highwoods Properties, Inc. REIT	22,003
855	Hillenbrand, Inc.	31,250
744	Hill-Rom Holdings, Inc.	43,799
835	Hilltop Holdings, Inc.	22,862
2,800	Hingham Institution For Savings	541,492
1,097	HMS Holdings Corp.(b)	19,922
1,187	HNI Corp.	59,837
3,241	HollyFrontier Corp.	93,892
6,000	Home Bancorp, Inc.	213,420
1,584	Home BancShares, Inc.	42,673
28,214	HomeStreet, Inc.(b)	739,207
18,800	Hooker Furniture Corp.	624,160
2,484	Hope Bancorp Inc.	51,940
1,087	Hospitality Properties Trust REIT	33,838
500	Howard Hughes Corp.( The)(b)	53,305
1,351	HRG Group, Inc.(b)	22,737
42,700	HSN, Inc.	1,505,175
36,892	Hub Group, Inc. - Class A(b)	1,636,160
500	Hubbell, Inc.	61,040
932	Hudson Pacific Properties Inc. REIT	33,002
441	Huntington Ingalls Industries, Inc.	85,536
3,563	Huntsman Corp.	72,650
41,883	Huron Consulting Group, Inc.(b)	1,897,300
700	Hyatt Hotels Corp. - Class A(b)	38,297
576	IAC/InterActiveCorp.(b)	39,635
663	IBERIABANK Corp.	54,465
27,600	ICF International, Inc.(b)	1,435,200
146,300	ICU Medical, Inc.(b)	20,057,730
31,300	IDACORP, Inc.	2,504,626
595,400	IDEX Corp.(d)	53,681,264
1,141	II-VI, Inc.(b)	41,647
1,115	ILG Inc.	21,129
779	INC Research Holdings, Inc. - Class A(b)	41,287
160,587	Independent Bank Corp.(e)	10,012,599
Shares		Value
UNITED STATES (continued)
32,200	Independent Bank Corp.(e)	$676,200
15,400	Infinity Property & Casuality Corp.	1,337,490
69,300	InfraREIT, Inc.(b)	1,142,064
766	Ingevity Corp.(b)	42,582
582	Ingredion, Inc.	74,607
28,500	Innophos Holdings, Inc.	1,386,240
216,792	Innospec, Inc.	15,468,110
24,500	Insight Enterprises, Inc.(b)	909,685
21,900	Insperity, Inc.	1,565,850
285,000	Insulet Corp.(b)	11,856,000
706,848	Integra LifeScience Holdings Corp.(b)	29,496,767
1,608	Integrated Device Technology, Inc.(b)	40,506
4,948	InterDigital, Inc.	462,143
581	International Bancshares Corp.	21,555
351	International Flavors & Fragrances, Inc.	41,141
3,789	Interpublic Group of Cos., Inc. (The)	89,155
1,057	INTL. FCStone, Inc.(b)	38,982
5,677	Investors Bancorp Inc.	81,465
700	Investors Title Co.	85,064
602	IPG Photonics Corp.(b)	69,224
1,000	Iron Mountain, Inc. REIT	35,800
400	Itron, Inc.(b)	24,679
2,934	ITT, Inc.	119,913
1,239	Ixia(b)	24,099
9,300	IXYS Corp.	112,530
63,507	J & J Snack Foods Corp.	8,101,588
40,944	j2 Global, Inc.	3,431,517
6,161	Jabil Circuit, Inc.	147,741
16,619	Jack Henry & Associates, Inc.	1,492,054
21,500	Jack in the Box, Inc.	2,320,280
1,930	Jacobs Engineering Group, Inc.(b)	113,002
467	Jazz Pharmaceuticals Plc	56,937
10,214	JetBlue Airways Corp.(b)	200,297
524,800	JM Smucker Co. (The)	71,294,080
6,000	John B. Sanfilippo & Son, Inc.	394,740
132,576	John Bean Technologies Corp.	11,447,938
430,705	John Wiley & Sons, Inc. - Class A(d)	23,731,846
402	Jones Lang LaSalle, Inc.	41,418
1,600	K12, Inc.(b)	31,887
18,800	Kadant, Inc.	1,158,080
23,174	Kaman Corp.	1,170,982
2,564	Kansas City Southern	220,273
5,289	KapStone Paper and Packaging Corp.	126,830
2,121,972	KAR Auction Services, Inc.(d)	96,655,825
2,374	KBR, Inc.	40,382
1,719	KCG Holdings, Inc. - Class A(b)	24,014
24,500	Kelly Services, Inc. - Class A	548,555
800	Kemper Corp.	34,560

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,439	Kennedy-Wilson Holdings, Inc.	$29,428
1,846	Keysight Technologies, Inc.(b)	68,431
557	Kilroy Realty Corp. REIT	41,691
47,200	Kimball Electronics, Inc.(b)	807,120
643	Kirby Corp.(b)	41,441
430	KLX, Inc.(b)	21,066
19,000	KMG Chemicals, Inc.	700,340
1,190	Knight Transportation, Inc.	39,746
73,400	Knoll, Inc.	1,916,474
1,160	Knowles Corp.(b)	20,903
98,136	Kohl’s Corp.	3,908,757
1,000	Koppers Holdings, Inc.(b)	40,450
701	Korn/Ferry International	20,364
1,426	Kraton Corp.(b)	38,302
1,471	Kulicke & Soffa Industries, Inc.(b)	25,860
4,216	La Quinta Holdings, Inc.(b)	59,572
794,000	Laboratory Corp of America Holdings(b)	106,562,740
3,224	Ladder Capital Corp. REIT	43,717
1,109	Lakeland Bancorp, Inc.	20,572
17,289	Lancaster Colony Corp.	2,265,723
75,471	Landstar System, Inc.	6,384,847
2,834	Laredo Petroleum, Inc.(b)	38,401
1,500	LaSalle Hotel Properties REIT	45,255
2,569	La-Z-Boy, Inc.	73,473
331	LCI Industries	36,327
5,200	LCNB Corp.	117,000
613	Lear Corp.	87,101
700	LegacyTexas Financial Group, Inc.	28,923
1,856	Legg Mason, Inc.	58,817
855	Leggett & Platt, Inc.	40,801
1,100	Leidos Holdings, Inc.	53,152
27,400	LeMaitre Vascular, Inc.	622,254
4,752	Lennar Corp. - Class A	212,177
410	Lennox International, Inc.	64,292
6,060	Leucadia National Corp.	144,531
209,400	Lexington Realty Trust REIT	2,244,768
12,200	LHC Group, Inc.(b)	611,586
5,734	Liberty Interactive Corp QVC Group - Class A(b)	109,978
894	Liberty Property Trust REIT	34,321
2,237	Liberty Tripadvisor Holdings, Inc. - Class A(b)	40,154
631	Liberty Ventures(b)	27,543
1,640	LifePoint Hospitals, Inc.(b)	97,334
10,400	Lifetime Brands, Inc.	155,480
661	Lincoln Electric Holdings, Inc.	55,108
5,600	Liquidity Services, Inc.(b)	54,600
392	Lithia Motors, Inc. - Class A	40,423
204	Littelfuse, Inc.	32,173
849	Livanova Plc	40,841
2,730	Live Nation Entertainment, Inc.(b)	78,133
2,393	LKQ Corp.(b)	76,361
Shares		Value
UNITED STATES (continued)
205,000	LogMein, Inc.	$22,160,500
1,028	Louisiana-Pacific Corp.(b)	19,666
1,268	LPL Financial Holdings, Inc.	49,832
946	LSC Communications, Inc.	24,804
57,600	Luminex Corp.(b)	1,164,672
240,000	Lydall, Inc.(b)(d)	14,640,000
1,017	M/I Homes, Inc.(b)	25,567
576	Macerich Co. REIT (The)	39,565
32,900	Mack-Cali Realty Corp. REIT	921,858
461	Macquarie Infrastructure Corp.	34,570
7,359	Macy’s, Inc.	217,385
161	Madison Square Garden Co. (The) - Class A(b)	28,283
14,765	Magellan Health, Inc.(b)	1,106,637
700	MainSource Financial Group, Inc.	23,001
798	Manhattan Associates, Inc.(b)	40,905
805,000	Manitowoc Foodservice, Inc.(b)	15,439,900
1,379	ManpowerGroup, Inc.	131,639
38,500	ManTech International Corp. - Class A	1,499,190
37,100	Marcus Corp. (The)	1,100,015
200	MarketAxess Holdings, Inc.	37,450
1,472	Marriott Vacations Worldwide Corp.	127,299
36,600	Marten Transport Ltd.	836,310
255,735	Masimo Corp.(b)	18,816,981
1,130	MasTec, Inc.(b)	42,093
600	Materion Corp.	23,579
1,131	Matson, Inc.	40,331
2,661	Mattel, Inc.	69,745
287	Matthews International Corp. - Class A	19,358
498	MAXIMUS, Inc.	27,460
18,000	Maxlinear, Inc.(b)	460,440
3,000	MB Financial, Inc.	133,590
2,920	McDermott International, Inc.(b)	23,651
29,500	McGrath RentCorp	1,129,259
953	MDC Holdings, Inc.	25,769
1,400	MDU Resources Group, Inc.	41,090
265,000	Medidata Solutions, Inc.(b)	13,128,100
24,800	Medifast, Inc.	1,045,816
2,248	MEDNAX, Inc.(b)	153,651
165,400	Mentor Graphics Corp.	6,104,914
10,400	Mercantile Bank Corp.	335,920
674	Mercury General Corp.	42,631
683	Meredith Corp.	41,868
78,800	Meridian Bioscience, Inc.	1,032,280
52,800	Merit Medical Systems, Inc.(b)	1,341,120
1,312	Meritage Homes Corp.(b)	48,216
16,566	Meta Financial Group, Inc.	1,455,323
572,450	MFA Financial, Inc.	4,516,631
39,200	MGE Energy, Inc.	2,495,080
12,503	MicroStrategy, Inc. - Class A(b)	2,516,854
366	Middleby Corp. (The)(b)	49,110

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
31,200	Middlesex Water Co.	$1,179,672
10,000	Midland States Bancorp Inc.	338,600
11,000	MidWestOne Financial Group, Inc.	388,410
500	Minerals Technologies, Inc.	40,075
1,100	Mistras Group, Inc.(b)	25,387
798	MKS Instruments, Inc.	52,588
1,901	Molina Healthcare, Inc.(b)	107,825
64,900	Monmouth Real Estate Investment Corp.	947,540
20,038	Monolithic Power Systems, Inc.	1,748,115
45,300	Monotype Imaging Holdings, Inc.	992,070
690	Monro Muffler Brake, Inc.	41,331
1,783	Moog, Inc. - Class A(b)	117,446
500	Morningstar, Inc.	38,075
677	Movie Gallery, Inc.(b)(c)(d)	0
36,224	MSA Safety, Inc.	2,584,582
426	MSC Industrial Direct Co., Inc. - Class A	43,516
796	MSCI, Inc.	65,869
88,400	MTGE Investment Corp. REIT	1,405,560
16,642	MTS Systems Corp.	966,900
800	Mueller Industries, Inc.	32,207
3,161	Murphy Oil Corp.	91,385
646	Murphy USA, Inc.(b)	41,150
5,100	MutualFirst Financial, Inc.	159,375
3,800	Myers Industries, Inc.	52,440
30,600	MYR Group, Inc./Delaware(b)	1,177,182
4,977	Myriad Genetics, Inc.(b)	80,528
10,000	NACCO Industries, Inc. - Class A	737,500
1,441,000	Nasdaq, Inc.(d)	101,648,140
5,100	Nathan’s Famous Inc.(b)	318,750
85,100	National CineMedia, Inc.	1,247,566
8,700	National Commerce Corp.(b)	326,250
531	National Fuel Gas Co.	29,816
63,054	National General Holdings Corp.	1,544,192
28,400	National Health Investors, Inc. REIT	2,101,316
41,844	National HealthCare Corp.	3,132,023
1,297	National Instruments Corp.	40,752
13,983	National Presto Industries, Inc.	1,487,791
487	National Retail Properties, Inc. REIT	21,233
44,700	Natus Medical, Inc.(b)	1,745,535
13,902	Navient Corp.	209,086
38,100	Navigant Consulting, Inc.(b)	941,070
273,048	Navigators Group, Inc. (The)(d)	15,331,645
600	NBT Bancorp, Inc.	24,443
1,246	NCR Corp.(b)	53,603
485	Neenah Paper, Inc.	39,843
419	Nelnet, Inc. - Class A	20,544
19,600	Neogen Corp.(b)	1,294,384
2,963	NetApp, Inc.	113,542
Shares		Value
UNITED STATES (continued)
726	NETGEAR, Inc.(b)	$41,309
641	NetScout Systems, Inc.(b)	21,345
1,403	New Media Investment Group, Inc.	21,382
360,000	New Relic, Inc.(b)	13,032,000
8,602	New York Community Bancorp, Inc.	130,664
2,800	New York Times Co. (The) - Class A	37,800
1,818,900	Newell Brands, Inc.	86,088,537
61	NewMarket Corp.	26,301
6,770	News Corp. - Class A	83,203
3,313	News Corp. - Class B	41,909
28,400	NexPoint Residential Trust, Inc., REIT	656,324
13,004,296	Nexteer Automotive Group Ltd.(d)	16,190,633
660,271	NIC, Inc.	15,912,531
1,819	NiSource, Inc.	40,691
400	Nordson Corp.	45,412
1,656	Nordstrom, Inc.	73,228
121,962	Northwest Bancshares, Inc.	2,081,891
108,586	Northwest Natural Gas Co.	6,395,715
45,400	NorthWestern Corp.	2,592,794
2,400	Norwegian Cruise Line Holdings Ltd.	112,800
29,600	Novanta Inc.(b)	661,560
4,737	NRG Energy, Inc.	78,350
797	Nu Skin Enterprises, Inc. - Class A	41,348
4,775	Nuance Communications, Inc.(b)	75,732
8,600	Nutraceutical International Corp.	288,100
300,576	NuVasive, Inc.(b)	21,271,764
8,100	NVE Corp.	628,479
27	NVR, Inc.(b)	50,166
4,338	Oasis Petroleum, Inc.(b)	61,339
3,273	Oceaneering International, Inc.	91,153
42,600	OceanFirst Financial Corp.	1,210,266
6,281	Office Depot, Inc.	27,950
1,190	OGE Energy Corp.	39,913
1,027	Oil States International, Inc.(b)	40,567
3,700	Oil-Dri Corp of America	124,505
885	Old Dominion Freight Line, Inc.(b)	78,128
8,700	Old Line Bancshares Inc.	233,247
2,374	Old National Bancorp	42,139
9,637	Old Republic International Corp.	200,450
2,749	Olin Corp.	72,051
1,233	Omega Healthcare Investors, Inc. REIT	39,542
36,899	Omega Protein Corp.(b)	920,630
487,600	Omnicell, Inc.(b)	17,504,840
2,800	On Assignment, Inc.(b)	126,784
4,484	ON Semiconductor Corp.(b)	59,727

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
40,000	ONE Gas, Inc.	$2,584,800
32,900	One Liberty Properties, Inc. REIT	761,964
41,400	OneBeacon Insurance Group Ltd.	671,922
4,356	OPKO Health, Inc.(b)	37,854
1,094	Orbital ATK, Inc.	95,123
1,147	Oritani Financial Corp.	19,900
608	Ormat Technologies, Inc.	32,650
0	Ormat Technologies, Inc.	16
28,900	Orthofix International NV	1,038,666
2,478	Oshkosh Corp.	172,543
554	OSI Systems, Inc.(b)	41,367
33,100	Otter Tail Corp.	1,252,835
68,109	Owens & Minor, Inc.	2,443,751
4,989	Owens Corning, Inc.	275,642
4,200	Owens Realty Mortgage, Inc.	71,148
730	Oxford Industries, Inc.	40,165
12,400	Pacific Continental Corp.	307,520
1,346	Packaging Corp. of America	124,074
3,734	PacWest Bancorp	206,864
223	Panera Bread Co. - Class A(b)	46,620
30,300	Papa John’s International, Inc.	2,582,166
24,965	PAREXEL International Corp.(b)	1,769,769
1,354	Park Hotels & Resorts, Inc.	36,748
200	Park National Corp.	22,157
1,288	Parsley Energy, Inc. - Class A(b)	45,363
996	Patterson Cos., Inc.	41,444
1,416	Patterson-UTI Energy, Inc.	39,705
835	Paycom Software, Inc.(b)	38,610
24,370	PC Connection, Inc.	664,814
1,035	PDC Energy, Inc.(b)	76,528
19,500	Peapack Gladstone Financial Corp.	588,998
740	Pegasystems, Inc.	28,711
2,100	Penns Woods Bancorp Inc.	97,020
9,700	Pennymac Financial Services, Inc.(b)	163,930
55,500	Pennymac Mortgage Investment Trust	940,725
2,856	Penske Automotive Group, Inc.	155,252
95,000	Penumbra, Inc.(b)	6,797,250
31,700	Peoples Bancorp, Inc.	984,285
4,200	Peoples Financial Services Corp.	180,600
5,501	People’s United Financial, Inc.	103,144
21,300	People’s Utah Bancorp	537,825
26,000	Perficient, Inc.(b)	460,980
60,370	Performance Food Group Co.(b)	1,337,196
13,200	Perry Ellis International, Inc.(b)	311,388
1,534	PH Glatfelter Co.	37,445
800	PharMerica Corp.(b)	19,839
3,640	Photronics, Inc.(b)	41,860
4,682	Pier 1 Imports, Inc.	34,038
Shares		Value
UNITED STATES (continued)
2,163	Pilgrim’s Pride Corp.	$41,400
1,273	Pinnacle Foods, Inc.	67,711
2,457	Pitney Bowes, Inc.	39,115
7,500	PJT Partners, Inc. - Class A	238,125
27,100	Plantronics, Inc.	1,533,318
12,733	Platform Specialty Products Corp.(b)	154,579
41,497	Plexus Corp.(b)	2,253,287
614	Polaris Industries, Inc.	51,619
1,033	PolyOne Corp.	35,236
419	Pool Corp.	44,230
38,900	Popeyes Louisiana Kitchen Inc.(b)	2,458,091
60,700	Portland General Electric Co.	2,647,127
1,553	Post Holdings, Inc.(b)	129,955
48,300	Potbelly Corp.(b)	627,900
7,600	Powell Industries, Inc.	292,448
32,200	Power Integrations, Inc.	2,286,200
2,560	PRA Group, Inc.(b)	101,888
694	PRA Health Sciences, Inc.(b)	40,661
22,200	Preferred Bank	1,230,102
7,860	Premier Financial Bancorp Inc.	143,995
24,500	Prestige Brands Holdings, Inc.(b)	1,292,620
252	PriceSmart, Inc.	21,344
1,531	Primerica, Inc.	115,514
16,700	Primo Water Corp.(b)	215,764
2,859	Primoris Services Corp.	70,960
363	ProAssurance Corp.	19,747
76,300	Progress Software Corp.	2,137,926
201,278	Prosperity Bancshares, Inc.	14,618,821
9,700	Provident Financial Holdings, Inc.	179,741
77,464	Provident Financial Services, Inc.	2,050,472
20,700	PS Business Parks, Inc. REIT	2,319,228
9,511	PulteGroup, Inc.	204,582
2,282	PVH Corp.	214,074
19,500	QAD Inc.	563,550
15,800	QCR Holdings, Inc.	662,810
4,397	QEP Resources, Inc.(b)	76,684
2,260	Qorvo, Inc.(b)	145,115
500,000	Qualys, Inc.(b)(d)	17,950,000
2,649	Quanta Services, Inc.(b)	95,073
47,776	Quest Diagnostics, Inc.	4,391,570
681	Ralph Lauren Corp.	60,221
1,900	Rambus, Inc.(b)	24,661
1,602	Range Resources Corp.	51,809
100,347	RBC Bearings, Inc.(b)	9,295,143
5,512	Realogy Holdings Corp.	142,816
4,900	RealPage, Inc.(b)	149,940
326,864	REC Silicon ASA(b)	50,924
376	Regal-Beloit Corp.	27,298
583	Regency Centers Corp. REIT	40,653
1,757	Regis Corp.(b)	24,457

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
278	Reinsurance Group of America, Inc.	$34,881
6,900	Reis Inc.	138,000
2,400	Reliance Steel & Aluminum Co.	191,160
56,796	Renasant Corp.	2,260,481
9,100	Republic Bancorp, Inc. - Class A	315,315
896	ResMed, Inc.	60,516
1,154	Rexnord Corp.(b)	25,492
3,039	Rice Energy, Inc.(b)	60,263
13,200	Rightside Group Ltd.(b)	111,408
15,200	RMR Group Inc. (The) - Class A	726,560
1,220	Robert Half International, Inc.	57,413
530,281	Rockwell Collins, Inc.	48,128,304
12,698	Rogers Corp.(b)	1,015,205
780	Rollins, Inc.	27,503
3,243	Rowan Companies Plc	58,115
604	Royal Gold, Inc.(e)	43,591
26,251	RPC, Inc.	564,922
1,262	RPM International, Inc.	65,952
2,345	RR Donnelley & Sons Co.	40,217
1,019	RSP Permian, Inc.(b)	43,369
63,000	Ruth’s Hospitality Group Inc.	1,080,450
1,780	Ryder System, Inc.	138,128
42,300	Ryman Hospitality Properties Inc.	2,587,914
1,623	S&T Bancorp, Inc.	61,057
1,606	Sabre Corp.	39,347
21,743	Safety Insurance Group, Inc.	1,558,973
3,100	Saga Communications, Inc. - Class A	155,930
5,955	Saia, Inc.(b)	286,138
11,694,600	Samsonite International SA(d)	36,927,619
65,337	Sanderson Farms, Inc.	5,945,667
9,700	Sandy Spring Bancorp, Inc.	397,409
20,800	Sanmina Corp.(b)	810,160
8,401	Santander Consumer USA Holdings, Inc.(b)	111,061
654	SCANA Corp.	44,930
7,700	ScanSource, Inc.(b)	304,535
1,097	Schweitzer-Mauduit International, Inc.	48,630
32,174	Science Applications International Corp.	2,619,607
570	Scotts Miracle-Gro Co. (The)	52,423
1,374	Scripps Networks Interactive, Inc. - Class A	104,644
147	Seaboard Corp.(b)	565,950
352	SEACOR Holdings, Inc.(b)	25,897
928	Sealed Air Corp.	45,008
1,015	SEI Investments Co.	49,238
7,432	Select Medical Holdings Corp.(b)	92,528
57,559	Selective Insurance Group, Inc.	2,400,210
5,400	Semtech Corp.(b)	177,930
13,000	Seneca Foods Corp. Class A(b)	466,050
Shares		Value
UNITED STATES (continued)
2,438	Sensata Technologies Holdings NV	$102,274
90,921	Sensient Technologies Corp.	6,978,187
1,918	Service Corp. International.	55,871
890	ServiceMaster Global Holdings, Inc.(b)	32,912
879	ServisFirst Bancshares, Inc.	35,195
15,400	Shore Bancshares, Inc.	247,786
33,600	Shutterfly, Inc.(b)	1,724,688
12,800	SI Financial Group, Inc.	192,640
21,600	Sierra Bancorp	578,016
876	Signature Bank(b)	137,988
426	Silgan Holdings, Inc.	24,925
4,506	Silicon Laboratories, Inc.(b)	293,791
60,500	Silver Bay Realty Trust Corp., REIT	1,019,425
553	Simmons First National Corp. - Class A	33,263
600	Simpson Manufacturing Co., Inc.	26,111
1,212	Sinclair Broadcast Group, Inc. - Class A	40,905
664	SIX Flags Entertainment Corp.	39,561
33,900	SJW Corp.	1,698,390
3,395	Skechers U.S.A., Inc. - Class A(b)	85,282
3,425	SkyWest, Inc.	121,245
1,171	SM Energy Co.	35,727
2,791	Smart & Final Stores, Inc.(b)	40,051
576,624	Snap-on, Inc.	104,674,555
601,000	Snyder’s-Lance, Inc.	23,066,380
1,123	Sonoco Products Co.	61,709
25,389	South State Corp.	2,269,777
4,100	Southern First Bancshares, Inc.(b)	145,140
8,200	Southern Missouri Bancorp, Inc.	276,012
10,100	Southern National Bancorp of Virginia, Inc.	161,903
35,100	Southwest Gas Corp.(b)	2,828,007
3,962	Southwestern Energy Co.(b)	35,698
31,500	SP Plus Corp.(b)	872,550
13,300	Spark Energy, Inc. Class A	343,805
59,652	SpartanNash Co.	2,258,425
786,300	Spectrum Brands Holdings, Inc.(d)	104,884,557
38,500	Spire, Inc.	2,502,500
1,737	Spirit AeroSystems Holdings, Inc. - Class A	104,307
1,040	Spirit Airlines, Inc.(b)	56,202
3,446	Spirit Realty Capital, Inc. REIT	36,252
26,200	Spok Holdings, Inc.	538,410
2,070	Sprouts Farmers Market, Inc.(b)	38,647
165,000	SPS Commerce, Inc.(b)(d)	11,385,000
1,179	SPX Flow, Inc.(b)	41,135
1,456	SS&C Technologies Holdings, Inc.	46,781

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
827	Standard Motor Products, Inc.	$41,242
173,500	Standex International Corp.(d)	15,129,200
5,336	Staples, Inc.	49,091
109,537	Starwood Property Trust, Inc., REIT	2,438,294
7,700	State Auto Financial Corp.	194,502
1,458	State Bank Financial Corp.	38,550
28,800	State National Cos., Inc.	396,288
1,741	Steel Dynamics, Inc.	58,863
3,079	Steelcase, Inc. - Class A	51,727
25,906	Stepan Co.	2,023,518
505	Stericycle, Inc.(b)	38,956
2,248	Sterling Bancorp	53,615
1,119	Steven Madden Ltd.(b)	39,389
32,866	Stewart Information Services Corp.	1,435,587
451	Stifel Financial Corp.(b)	22,699
165,000	Stock Yards Bancorp, Inc.(d)	7,392,000
24,300	Stonegate Bank	1,105,893
1,278	Stratasys Ltd.	25,202
37,500	Summit Hotel Properties, Inc.	593,625
872	Summit Materials, Inc. - Class A(b)	21,887
300	Sun Communities, Inc. REIT	23,627
1,971	SunCoke Energy, Inc.(b)	17,384
62,698	Super Micro Computer, Inc.(b)	1,658,362
2,195	Superior Energy Services, Inc.	38,786
3,700	Surgical Care Affiliates, Inc.(b)	209,050
836	SVB Financial Group(b)	143,984
1,681	Swift Transportation Co.(b)	38,377
57,010	Sykes Enterprises, Inc.(b)	1,592,289
1,927	Synaptics, Inc.(b)	108,644
526	Synchronoss Technologies, Inc.(b)	20,262
22,131	SYNNEX Corp.	2,659,704
600	Synopsys, Inc.(b)	37,734
700	Systemax, Inc.	5,935
48,925	Tahoe Resources, Inc.	446,294
790	Take-Two Interactive Software, Inc.(b)	42,384
300	Taro Pharmaceutical Industries Ltd.	31,347
4,118	TCF Financial Corp.	71,447
28,488	Tech Data Corp.(b)	2,437,433
5,458	TEGNA, Inc.	125,043
23,500	Teledyne Technologies, Inc.(b)	2,887,445
142	Teleflex, Inc.	23,818
3,275	Telephone & Data Systems, Inc.	100,379
30,300	TeleTech Holdings, Inc.	896,880
614	Tempur-Pedic International, Inc.(b)	26,401
2,213	Tenet Healthcare Corp.(b)	38,927
615	Tenneco, Inc.(b)	41,482
1,467	Teradata Corp.(b)	43,071
1,528	Teradyne, Inc.	43,365
Shares		Value
UNITED STATES (continued)
1,278	Terex Corp.	$40,640
11,300	Territorial Bancorp Inc.	357,871
3,739	Tesoro Corp.	302,298
36,700	Tessera Holdings Corp.	1,658,840
61,158	Tetra Tech, Inc.	2,672,605
828	Texas Capital Bancshares, Inc.(b)	68,310
128,925	Texas Roadhouse, Inc.	6,013,062
1,300	TFS Financial Corp.	22,737
598	Thor Industries, Inc.	61,893
1,346	Tiffany & Co.	105,957
2,114	Time, Inc.	40,695
937	Timken Co. (The)	41,603
1,003	TiVo Corp.(b)	18,957
2,994	Toll Brothers, Inc.(b)	93,892
13,000	Tootsie Roll Industries, Inc.	486,850
542	Topbuild Corp.(b)	20,114
1,900	Torchmark Corp.	139,726
1,024	Toro Co. (The)	60,344
1,637	Total System Services, Inc.	82,963
51,900	TowneBank	1,671,180
749	Tractor Supply Co.	55,179
1,261	TransUnion(b)	39,759
4,800	Tredegar Corp.	106,800
340,400	TreeHouse Foods, Inc.(b)	25,829,552
587	Trex Co., Inc.(b)	39,758
8,588	TRI Pointe Group, Inc.(b)	105,375
21,990	TriCo Bancshares.	810,771
750,000	TriMas Corp.(b)(d)	15,975,000
1,799	Trimble, Inc.(b)	53,286
6,964	Trinity Industries, Inc.	191,789
16,976	Trinseo S.A	1,099,196
773	TripAdvisor, Inc.(b)	40,892
1,254	Triton International Ltd. - Class B	30,522
146,200	TrustCo Bank Corp.	1,228,080
1,207	Trustmark Corp.	40,579
4,934	TTM Technologies, Inc.(b)	73,171
733	Tupperware Brands Corp.	44,244
196,754	Two Harbors Investment Corp., REIT	1,725,533
266	Tyler Technologies, Inc.(b)	38,841
689	Ubiquiti Networks, Inc.(b)	42,994
1,220	UDR, Inc. REIT	42,639
500	UGI Corp.	23,185
205	Ultimate Software Group, Inc.(The)(b)	39,700
220,545	UMB Financial Corp.	17,012,841
46,400	UMH Properties, Inc.	679,760
4,043	Umpqua Holdings Corp.	74,027
820	Unifi, Inc.(b)	22,050
167	UniFirst Corp.	21,359
17,629	Union Bankshares Corp.	648,042
1,492	Unit Corp.(b)	38,792
900	United Bankshares, Inc.	40,320
715	United Community Banks, Inc.	20,113

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
14,800	United Community Financial Corp.	$125,948
35,244	United Fire Group, Inc.	1,663,517
12,352	United Natural Foods, Inc.(b)	564,486
798	United Rentals, Inc.(b)	100,955
800	United States Cellular Corp.(b)	35,672
1,377	United States Steel Corp.	45,042
612	United Therapeutics Corp.(b)	100,142
34,100	Unitil Corp.	1,560,757
1,405	Univar, Inc.(b)	41,897
30,499	Universal Corp.	2,073,932
1,102	Universal Forest Products, Inc.	112,084
9,500	Universal Health Realty Income Trust REIT	590,140
6,879	Unum Group.	312,513
2,961	Urban Outfitters, Inc.(b)	78,585
49,800	Urstadt Biddle Properties, Inc. - Class A REIT	1,118,010
22,200	US Ecology, Inc.	1,137,750
13,400	US Physical Therapy, Inc.	940,010
15,400	USANA Health Sciences, Inc.(b)	959,420
4,857	USG Corp.(b)	148,576
3,300	Utah Medical Products Inc.	205,260
258	Vail Resorts, Inc.	44,257
6,700	Valeant Pharmaceuticals International, Inc.(b)(e)	92,474
1,760	Valley National Bancorp	21,314
291	Valmont Industries, Inc.	41,904
1,350,000	Vantiv, Inc. - Class A(b)	84,024,000
238	Varex Imaging Corp.(b)	6,843
595	Varian Medical Systems, Inc.(b)	46,202
917	Veeva Systems, Inc. - Class A(b)	38,817
4,591	Vereit, Inc. REIT	39,161
6,218	VeriFone Systems, Inc.(b)	112,981
15,600	Verint Systems, Inc.(b)	582,660
497	VeriSign, Inc.(b)	39,864
376	Veritiv Corp.(b)	21,075
31,775	Viad Corp.	1,393,334
615	ViaSat, Inc.(b)	39,920
11,900	Village Super Market, Inc.	360,451
4,500	Vishay Intertechnology, Inc.	74,700
516	Visteon Corp.(b)	46,218
32,100	Vitamin Shoppe Inc.(b)	694,965
55,100	Vocera Communications, Inc.(b)	1,143,325
2,439	Voya Financial, Inc.	98,097
6,200	VSE Corp.	231,136
2,900	VWR Corp.(b)	75,139
2,375	Wabash National Corp.	41,919
523	WABCO Holdings, Inc.(b)	57,023
1,007,066	Wabtec Corp.	87,252,198
2,977	Waddell & Reed Financial, Inc. - Class A	53,735
1,215	Walker & Dunlop, Inc.(b)	38,163
83,400	Washington Federal, Inc.	2,739,690
Shares		Value
UNITED STATES (continued)
200,000	Washington Trust Bancorp, Inc.(d)	$10,900,000
451,351	Waters Corp.(b)	63,933,869
49,200	Waterstone Financial Inc.	890,520
275	Watsco, Inc.	42,004
790	WebMD Health Corp.(b)	39,413
1,533	Webster Financial Corp.	80,513
889	Weingarten Realty Investors REIT	31,675
500	Weis Markets, Inc.	29,719
480	WellCare Health Plans, Inc.(b)	69,859
2,902	Wendy’s Co (The)	39,264
4,090	Werner Enterprises, Inc.	114,929
488	WesBanco, Inc.	20,251
1,387	Wesco Aircraft Holdings, Inc.(b)	21,013
470	WESCO International, Inc.(b)	33,229
6,400	West Bancorp, Inc.	145,920
29,600	West Corp.	718,392
469	West Pharmaceutical Services, Inc.	39,691
1,755	Western Alliance Bancorp(b)	86,662
1,943	Westlake Chemical Corp.	120,291
200,353	WEX, Inc.(b)	22,906,358
10,000	Weyco Group, Inc.	281,800
33,200	WGL Holdings, Inc.	2,720,408
4,441	Whiting Petroleum Corp.(b)	49,251
3,288	Whole Foods Market, Inc.	99,363
1,000	Winmark Corp.	110,750
1,036,857	Wolverine World Wide, Inc.	24,355,771
195,495	Woodward, Inc.	13,614,272
2,115	World Fuel Services Corp.	94,075
859	Worthington Industries, Inc.	41,052
361	WP Carey, Inc. REIT	22,360
6,320	WPX Energy, Inc.(b)	88,038
3,800	WR Berkley Corp.	255,398
578	WR Grace & Co.	40,079
700	WSFS Financial Corp.	31,709
7,863	WW Grainger, Inc.	1,985,958
1,258,031	Wyndham Worldwide Corp.	99,459,931
468	Wynn Resorts Ltd.	47,469
364,200	Xactly Corp.(b)	4,425,030
44,100	Xenia Hotels & Resorts, Inc. REIT	809,235
35,829	Xerox Corp.	248,295
45,200	XO Group Inc.(b)	851,116
3,687	XPO Logistics, Inc.(b)	164,956
1,921	Xylem Inc.	94,725
2,311	Zayo Group Holdings, Inc.(b)	73,860
532	Zebra Technologies Corp. - Class A(b)	44,512
1,087	Zillow Group, Inc. - Class C(b)	38,458
3,600	Zions Bancorporation	151,884

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
13,939	Zynga, Inc. - Class A(b)	$35,126
		3,214,895,731
Total Common Stocks (Cost $3,948,628,806)		5,152,683,259
INVESTMENT COMPANY — 0.9%
50,553,300	SEI Daily Income Trust Government II Fund, Class A 0.01%(f)	50,553,300
Total Investment Company (Cost $50,553,300)		50,553,300
EXCHANGE TRADED FUNDS — 5.0%
904,000	iShares Core S&P Small Cap Index Fund	61,797,440
100,861	iShares MSCI Japan Small Cap Index Fund(d)	6,422,828
189,000	iShares Russell 2000 Index Fund	25,558,470
95,300	iShares S&P Small Cap 600 Value Index Fund	13,181,896
860,000	SPDR S&P Oil & Gas Exploration & Production Index Fund	34,468,800
868,200	SPDR S&P Regional Banking Index Fund	48,098,280
229,300	Vanguard Mid-Cap Value ETF	22,769,490
495,750	Vanguard Small-Cap ETF	64,908,548
Total Exchange Traded Funds (Cost $224,912,332)		277,205,752
Shares		Value
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
59,527	Banco Comercial Portugues SA Rights, Expire 02/02/17(b)	$60,147
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(c)(d)	0
1,710	Centrebet Litigation Units(c)(d)	0
2,547	Iochpe Maxion SA Rights, Expire 02/10/17(b)	323
		323
Energy — 0.0%
10,096	Gintech Energy Corp Rights, Expire 02/15/17(b)(d)	1,111
Health Care — 0.0%
9,812	Intercell Contigent Value Rights AG(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 01/23/19(b)(d)	19,515
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)	0
		19,515
Industrials — 0.0%
1,784	Korean Air Lines Rights Co., Inc. Expire 03/07/17(d)	8,520
6,870	Phihong Technology Co. Ltd. Rights, Expire 03/01/17(b)(d)	208
25,340	Tat Hong Holdings Ltd. Rights Expire 03/01/17(b)	539
		9,267
Information Technology — 0.0%
1,450	Samsung Securities Co. Ltd. Rights Expire 03/17/17(b)(d)	7,609
Materials — 0.0%
7,263	Pantech Group Holdings, Berhad Warrants(b)	246
7,158	TPI Polene Rights(b)(c)(d)	0
		246
Total Rights/Warrants (Cost $190,310)		98,218

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank — 1.1%
$30,000,000	0.40%, 02/01/2017(g)	30,000,000
18,000,000	0.50%, 02/10/2017(g)	17,998,200

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal
Amount
Federal Home Loan Bank (continued)
$14,000,000	0.50%, 02/23/2017(g)	$13,996,584
Total U.S. Government Agencies (Cost $61,993,472)		61,994,784
Shares		Value
CASH SWEEP — 0.5%
28,328,945	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	$28,328,945
Total Cash Sweep (Cost $28,328,945)		28,328,945
TOTAL INVESTMENTS — 99.6% (Cost $4,314,607,165)(a)		$5,570,864,258
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		23,213,479
NET ASSETS — 100.0%		$5,594,077,737

(a)	Cost for federal income tax purposes is $4,319,376,130 and net unrealized appreciation of investments is as follows:

	Unrealized appreciation	$1,366,780,017
	Unrealized depreciation	(115,291,889)
	Net unrealized appreciation	$1,251,488,128

(b)	Non-income producing security.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $580,219, which is 0.01% of net assets and the cost is $8,205,737.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $524,028,082 or 9.37% of net assets.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	The rate shown is the current yield as of January 31, 2017.
(g)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	23.1%
Consumer Discretionary	14.1
Health Care.	12.6
Information Technology	12.5
Consumer Staples	8.6
Materials	4.8
Diversified Financials	3.9
Banks.	3.9
Insurance	2.6
Real Estate	2.5
Utilities	2.0
Energy	1.1
Telecommunication Services	0.4
Other*	7.9
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	January 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS — 9.5%
BELGIUM — 0.1%
65,471	Groupe Bruxelles Lambert SA	$5,568,586
BERMUDA — 0.6%
55,213	Aspen Insurance Holdings Ltd.	3,114,013
24,984	Everest Re Group Ltd.	5,494,731
98,346	RenaissanceRe Holdings Ltd.	13,406,527
238,178	Validus Holdings Ltd.	13,576,146
		35,591,417
CANADA — 0.0%
45,000	Potash Corp of Saskatchewan, Inc.	837,000
19,531	Waste Connections, Inc.	1,566,382
		2,403,382
CHINA — 0.5%
158,000	AAC Technologies Holdings, Inc.	1,629,097
11,977,000	Bank of China Ltd. - H Shares	5,464,509
7,268,000	China Construction Bank Corp. - H Shares	5,433,038
892,000	China Lesso Group Holdings. Ltd.	611,613
3,025,000	China SCE Property Holdings Ltd.	970,788
3,382,000	China Shenhua Energy Co. Ltd. - H Shares	7,209,563
8,895,000	Industrial & Commercial Bank of China Ltd. - H Shares	5,479,913
		26,798,521
DENMARK — 0.0%
12,547	ALK-Abello A/S	1,848,777
HONG KONG — 0.5%
4,772,000	Anxin-China Holdings Ltd.(b)(c)(d)	44,406
271,000	Cheung Kong Infrastructure Holdings Ltd.	2,184,723
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
1,022,000	China State Construction International Holdings Ltd.	1,670,206
278,100	Hang Seng Bank Ltd.	5,695,407
2,936,000	Hong Kong & China Gas Co Ltd.	5,547,405
543,000	Hopewell Highway Infrastructure Ltd.	286,935
819,500	Link REIT (The)	5,613,737
274,000	VTech Holdings Ltd.	3,407,828
1,634,000	Yue Yuen Industrial Holdings Ltd.	5,980,951
		30,431,598
INDONESIA — 0.0%
295,200	Gudang Garam Tbk PT	1,365,183
Shares		Value
ISRAEL — 0.0%
3,893,209	Oil Refineries Ltd.(d)	$1,369,499
JAPAN — 0.6%
111,900	Duskin Co. Ltd.	2,443,941
146,500	EDION Corp.	1,405,186
633,000	Fukuyama Transporting Co. Ltd.(b)	3,487,078
34,100	Kobayashi Pharmaceutical Co. Ltd.	1,519,113
48,400	Mochida Pharmaceutical Co. Ltd.	3,467,859
113,100	Nikon Corp.	1,828,071
109,000	Nippon Kayaku Co. Ltd.	1,425,852
73,500	NTT Data Corp.	3,710,477
412,000	Osaka Gas Co. Ltd.	1,542,400
57,400	Park24 Co. Ltd.	1,583,571
43,300	Sankyo Co. Ltd.	1,447,680
87,100	Takasago Thermal Engineering Co. Ltd.	1,190,287
66,600	Toyo Suisan Kaisha Ltd.	2,377,097
301,300	Yokogawa Electric Corp.	4,819,306
362,000	Zensho Holdings Co. Ltd.	6,213,409
		38,461,327
LUXEMBOURG — 0.0%
200,000	ArcelorMittal(d)	1,558,000
MALAYSIA — 0.0%
10,800	Hong Leong Bank Berhad	32,135
MOROCCO AND ANTILLES — 0.1%
102,836	Attijariwafa Bank(b)	4,327,226
43,290	Cosumar	1,713,167
95,914	Maroc Telecom	1,465,436
		7,505,829
NETHERLANDS — 0.1%
168,972	Aalberts Industries NV	5,919,082
PAKISTAN — 0.1%
1,021,000	Hub Power Co. Ltd. (The)	1,347,792
490,600	Lucky Cement Ltd.(b)	3,913,893
		5,261,685
QATAR — 0.1%
116,961	Ooredoo QSC	3,372,809
305,619	United Development Co. QSC(b)	1,892,729
		5,265,538
SINGAPORE — 0.3%
4,722,200	Mapletree Industrial Trust, REIT(b)	5,511,774
840,400	Oversea-Chinese Banking Corp. Ltd.	5,599,288
375,700	United Overseas Bank Ltd.	5,576,786
		16,687,848

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
SOUTH KOREA — 0.1%
115,185	LG Display Co. Ltd.	$3,037,966
258,527	LG Uplus Corp.	2,536,105
30,741	S-1 Corp.	2,224,695
		7,798,766
SWITZERLAND — 0.1%
75,346	Nestle SA	5,505,044
TAIWAN — 0.4%
470,000	Elite Material Co. Ltd.	1,641,836
5,180,000	First Financial Holding Co. Ltd.	2,883,653
418,000	Formosa Petrochemical Corp.	1,420,181
491,000	Formosa Plastics Corp.	1,412,882
1,222,880	Foxconn Technology Co. Ltd.	3,429,182
2,972,000	Hua Nan Financial Holdings Co. Ltd.	1,559,669
1,011,000	LCY Chemical Corp.	1,427,192
440,000	Novatek Microelectronics Corp.	1,551,075
1,568,000	Siliconware Precision Industries Co. Ltd.	2,386,065
5,946,000	Taiwan Cooperative Financial Holding Co. Ltd.	2,712,557
2,301,000	Uni-President Enterprises Corp.	3,927,247
		24,351,539
THAILAND — 0.0%
1,411,692	Bangkok Expressway & Metro Public Co. Ltd. - FOR(b)	282,659
UNITED ARAB EMIRATES — 0.1%
7,483,879	Dana Gas PJSC(d)	1,100,301
568,874	Emirates Telecommunications Group Co PJSC	2,772,426
		3,872,727
UNITED KINGDOM — 0.2%
48,818	Aon Plc	5,501,789
35,000	BP Plc - ADR	1,259,300
413,869	Cineworld Group Plc	3,194,181
		9,955,270
UNITED STATES — 5.6%
30,677	3M Co.	5,362,953
72,225	Aaron’s, Inc.(d)	2,234,642
99,098	AGNC Investment Corp. REIT	1,850,160
111,105	Altria Group, Inc.	7,908,454
108,156	AMETEK, Inc.	5,526,772
32,817	Amgen, Inc.	5,141,768
21,000	Anadarko Petroleum Corp.	1,460,130
740,374	Annaly Capital Management, Inc., REIT	7,566,622
20,021	Anthem, Inc.	3,086,037
442,833	Apollo Investment Corp.	2,595,001
104,069	Arthur J Gallagher & Co.	5,602,034
80,410	Brinker International, Inc.	3,578,245
432,770	Capitol Federal Financial, Inc.	6,686,297
563,856	Capstead Mortgage Corp. REIT	6,016,344
3,640	Cardinal Health, Inc.	272,854
Shares		Value
UNITED STATES (continued)
94,074	CBOE Holdings, Inc.	$7,490,172
60,372	Cheesecake Factory, Inc. (The)	3,638,017
288,000	Cisco Systems, Inc.	8,847,360
90,961	Clorox Co. (The)	10,915,320
197,118	ConAgra Brands, Inc.	7,705,343
22,431	Consolidated Edison, Inc.	1,667,745
28,351	Cracker Barrel Old Country Store, Inc.	4,481,159
68,007	Danaher Corp.	5,707,147
119,873	Darden Restaurants, Inc.	8,784,293
78,305	Discover Financial Services	5,424,970
60,654	Dr Pepper Snapple Group, Inc.	5,531,645
55,852	DTE Energy Co.	5,509,241
45,252	Equity Commonwealth REIT(d)	1,395,572
71,274	FTI Consulting, Inc.(d)	3,003,486
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
95,000	Gilead Sciences, Inc.	6,882,750
23,687	Goldman Sachs Group, Inc. (The)	5,431,903
38,000	Hess Corp.	2,058,840
46,487	Honeywell International, Inc.	5,500,342
60,400	IDEX Corp.	5,445,664
60,000	Intel Corp.	2,209,200
27,500	International Business Machines Corp.	4,799,300
47,998	Johnson & Johnson.	5,435,774
40,000	KLA-Tencor Corp.	3,404,400
7,210	Lockheed Martin Corp.	1,812,089
80,000	Marathon Oil Corp.	1,340,000
81,265	Marsh & McLennan Cos., Inc.	5,527,645
58,933	McCormick & Co., Inc. - Non Voting Shares	5,631,048
38,500	Microsoft Corp.	2,489,025
18,500	Monsanto Co.	2,003,735
36,466	Motorola Solutions, Inc.	2,943,171
141,820	Mueller Industries, Inc.	5,709,673
20,247	National HealthCare Corp.	1,515,488
188,881	NIC, Inc.	4,552,032
147,289	NiSource, Inc.	3,294,855
24,000	Noble Energy, Inc.	954,240
10,205	Northrop Grumman Corp.	2,337,761
80,329	Northwest Bancshares, Inc.	1,371,216
64,822	Omnicom Group, Inc.	5,552,004
8,044	Panera Bread Co. - Class A(d)	1,681,679
90,006	Paychex, Inc.	5,426,462
286,531	People’s United Financial, Inc.	5,372,456
31,052	ProAssurance Corp.	1,689,229
40,513	Quest Diagnostics, Inc.	3,723,955
37,901	Raytheon Co.	5,463,808
95,644	Republic Services, Inc.	5,488,053
29,562	Roper Industries, Inc.	5,671,470
106,974	RPM International, Inc.	5,590,461
102,493	Sonoco Products Co.	5,631,990
45,808	Stanley Black & Decker, Inc.	5,680,192
50,265	Super Micro Computer, Inc.(d)	1,329,509

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
75,345	T Rowe Price Group, Inc.	$5,081,267
21,196	Target Corp.	1,366,718
37,980	Thermo Fisher Scientific, Inc.	5,787,772
46,456	Travelers Cos., Inc. (The)	5,471,588
3,621	Tyson Foods, Inc. - Class A	227,363
47,968	United Parcel Service, Inc. - Class B	5,234,748
123,370	Unum Group	5,604,699
20,348	Vail Resorts, Inc.	3,490,496
67,062	Verizon Communications, Inc.	3,286,709
141,537	Wal-Mart Stores, Inc.	9,446,179
78,789	Waste Management, Inc.	5,475,836
		336,673,327
Total Common Stocks (Cost $535,437,351)		574,507,739

CLOSED-END FUNDS — 6.6%
UNITED STATES — 6.6%
444,779	AllianceBernstein Global High Income Fund, Inc.(b)	5,670,932
396,882	Apollo Tactical Income Fund, Inc.(b)	6,310,424
560,715	Ares Dynamic Credit Allocation Fund, Inc.(b)	8,775,190
122,641	Avenue Income Credit Strategies Fund(b)	1,748,861
460,658	Barings Global Short Duration High Yield Fund(b)	9,236,193
100,709	Barings Participation Investors(b)	1,412,041
190,472	Blackrock Corp. High Yield Fund, Inc.	2,104,716
441,490	BlackRock Credit Allocation Income Trust(b)	5,761,444
108,095	BlackRock Debt Strategies Fund, Inc.	1,240,931
231,570	BlackRock Defined Opportunity Credit Trust(b)	3,216,507
755,000	BlackRock Income Trust, Inc.(b)	4,711,200
675,000	Blackrock Limited Duration Income Trust(b)	10,692,000
1,026,497	Blackrock Multi-Sector Income Trust(b)	17,624,953
1,231,831	Blackstone/GSO Strategic Credit Fund(b)	19,499,885
432,889	Brookfield Real Assets Income Fund, Inc(b)	9,878,527
753,285	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	18,967,716
333,627	Cohen & Steers Quality Income Realty Fund, Inc.	4,300,452
Shares		Value
UNITED STATES (continued)
252,446	Cohen & Steers REIT and Preferred Income Fund, Inc.(b)	$4,998,431
908,904	Doubleline Income Solutions Fund(b)	18,069,012
200,000	Dreyfus Strategic Municipals, Inc.(b)	1,730,000
122,158	Eaton Vance Municipal Income Trust(b)	1,548,963
224,679	First Trust High Income Long/Short Fund(b)	3,745,399
676,390	First Trust Intermediate Duration Preferred & Income Fund(b)	15,726,067
93,441	Guggenheim Credit Allocation Fund(b)	2,185,585
250,341	Guggenheim Strategic Opportunities Fund(b)	5,029,351
205,060	Invesco Advantage Municipal Income Trust II(b)	2,335,633
1,488,216	Invesco Dynamic Credit Opportunities Fund(b)	18,558,054
3,240,522	Invesco Senior Income Trust(b)	15,003,617
50,000	Invesco Value Municipal Income Trust	741,000
172,500	Kayne Anderson MLP Investment Co.	3,472,425
252,134	KKR Income Opportunities Fund(b)	4,213,159
227,191	Legg Mason BW Global Income Opportunities Fund, Inc.(b)	2,796,721
388,500	NexPoint Credit Strategies Fund(b)	8,908,305
126,600	Nuveen Credit Strategies Income Fund	1,119,144
200,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,930,000
205,644	Nuveen Mortgage Opportunity Term Fund(b)	4,993,036
322,149	Nuveen Preferred & Income Term Fund(b)	7,660,703
1,456,399	Nuveen Preferred Securities Income Fund(b)	14,010,558
409,932	PIMCO Corporate & Income Strategy Fund(b)	6,399,039
1,205,803	PIMCO Dynamic Credit Income Fund(b)	24,972,180
418,051	PIMCO Dynamic Income Fund(b)	11,901,912
1,152,836	PIMCO Income Strategy Fund II(b)	11,280,500
626,717	Pioneer Floating Rate Trust(b)	7,664,749
321,352	Pioneer Municipal High Income Advantage Trust(b)	3,570,221
1,000,103	Prudential Global Short Duration High Yield Fund, Inc.(b)	15,091,554

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares		Value
UNITED STATES (continued)
895,446	Prudential Short Duration High Yield Fund, Inc.(b)	$14,139,092
162,496	Stone Harbor Emerging Markets Income Fund(b)	2,531,688
1,892,620	Voya Prime Rate Trust(b)	10,560,820
1,478,705	Wells Fargo Advantage Income Opportunities Fund(b)	12,554,205
1,129,954	Western Asset High Income Fund II, Inc.(b)	8,237,365
3,136	Western Asset Mortgage Defined Opportunity Fund, Inc.	71,501
27,383	Western Asset Variable Rate Strategic Fund, Inc.(b)	446,617
Total Closed-End Funds (Cost $396,909,954)		400,348,578
EXCHANGE TRADED FUNDS — 11.2%
UNITED STATES — 11.2%
790,000	Alerian MLP ETF	10,277,900
2,565,000	Financial Select Sector SPDR Fund	59,790,150
625,000	Industrial Select Sector SPDR Fund	39,612,500
300,000	iShares China Large-Cap ETF	11,007,000
395,000	iShares Edge MSCI Minimum Volatility USA ETF	18,087,050
1,040,892	iShares Europe ETF	41,469,137
125,000	iShares Global Healthcare ETF(b)	12,136,250
1,581,135	iShares MSCI EAFE ETF	94,283,080
585,000	iShares MSCI Emerging Markets Index Fund	21,843,900
1,440,000	iShares MSCI Germany ETF	39,614,400
1,243,750	iShares MSCI Japan ETF	62,896,438
575,000	iShares MSCI Singapore Capped ETF	12,517,750
250,000	iShares MSCI Sweden Capped ETF	7,625,000
400,000	iShares MSCI Switzerland Capped ETF	12,292,000
450,000	iShares MSCI Taiwan Capped ETF	14,184,000
1,382,000	iShares US Preferred Stock ETF	52,654,200
125,000	iShares US Real Estate ETF	9,630,000
65,000	ProShares UltraShort Yen(d)	4,851,600
367,500	SPDR S&P Dividend ETF	31,671,150
655,000	Technology Select Sector SPDR Fund	32,802,400
95,000	VanEck Vectors Oil Services ETF	3,169,200
270,000	WisdomTree Europe Hedged Equity Fund	15,506,100
138,500	WisdomTree Europe SmallCap Dividend Fund	7,865,415
Shares		Value
UNITED STATES (continued)
1,291,000	WisdomTree Japan Hedged Equity Fund	$64,382,170
Total Exchange Traded Funds (Cost $649,296,162)		680,168,790

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Shares			Value
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
5,000		Allergan Plc, 5.50%	$3,958,600
104,500		New York Community Capital Trust V, 6.00%(b)	5,242,765
Total Preferred Stocks (Cost $9,497,377)			9,201,365

Principal Amount			Value
BANK LOANS — 0.2%
UNITED STATES — 0.2%
$15,400,000		Lone Star LPST Future Funding Term Loan, 3.42%, 10/09/18	$15,400,000
Total Bank Loans (Cost $15,400,000)			15,400,000
CORPORATE BONDS — 8.1%
BERMUDA — 0.0%
7,000,000	(e)	Celestial Nutrifoods Ltd., Cnv., 16.00%, 06/12/11(b)(c)(d)(f)(g)	0
1,540,000		Digicel Ltd., 6.75%, 03/01/23(h)	1,431,237
950,000		Tengizchevroil Finance Co International Ltd, 4.00%, 08/15/26(h)	890,515
			2,321,752
BULGARIA — 0.0%
1,500,000	(i)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(h)	1,646,650
CANADA — 0.1%
900,000		First Quantum Minerals Ltd., 6.75%, 02/15/20(j)	922,500
75,000		Hudbay Minerals, Inc., 7.25%, 01/15/23(j)	79,688
125,000		Hudbay Minerals, Inc., 7.63%, 01/15/25(j)	134,375
400,000		Lions Gate Entertainment Corp., 5.88%, 11/01/24(j)	407,000
500,000		Quebecor Media, Inc., 5.75%, 01/15/23	523,650
425,000		Telesat Canada / Telesat LLC, 8.88%, 11/15/24(j)	456,344
			2,523,557
CAYMAN ISLANDS — 0.1%
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(h)	1,255,961
401,000		Petrobras Global Finance BV, 7.88%, 03/15/19	437,692
Principal Amount			Value
CAYMAN ISLANDS (continued)
$1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	$1,006,550
850,000		Suzano Trading Ltd., 5.88%, 01/23/21(h)	898,875
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(h)	340,725
2,050,000		Vale Overseas Ltd., 5.88%, 06/10/21	2,193,500
			6,133,303
CYPRUS — 0.0%
100,000	(k)	Aroundtown Property Holdings Plc, 1.50%, 05/03/22(h)	105,518
CZECH REPUBLIC — 0.0%
725,000	(i)	EP Energy AS, 4.38%, 05/01/18(h)	819,269
DOMINICAN REPUBLIC — 0.0%
800,000		Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19(j)	836,000
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(h)	941,850
			1,777,850
FINLAND — 0.0%
525,000	(k)	SATO Oyj, 2.38%, 03/24/21(h)	590,827
FRANCE — 0.1%
600,000	(k)	Areva SA, 3.25%, 09/04/20(h)	650,942
200,000	(k)	Areva SA, 3.50%, 03/22/21	217,482
1,300,000	(k)	Casino Guichard Perrachon SA, 3.25%, 03/07/24(h)	1,550,188
1,100,000	(k)	Numericable-SFR SAS, 5.38%, 05/15/22(h)	1,238,517
1,125,000	(k)	Numericable-SFR SAS, 5.63%, 05/15/24(h)	1,281,870
275,000	(k)	Solvay Finance SA, 5.43%,(h)(l)	321,651
275,000	(k)	Solvay Finance SA, 5.87%,(h)(l)	327,935
650,000		SPCM SA, 6.00%, 01/15/22(h)	674,375
			6,262,960
GERMANY — 0.1%
1,010,000	(k)	IHO Verwaltungs GmbH, 3.25% Cash or 4.00% payment-in-kind interest, 3.25%, 09/15/23(h)(m)	1,118,103

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount			Value
GERMANY (continued)
$200,000	(k)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 3.75%, 09/15/26(h)(m)	$216,398
1,650,000	(k)	Rapid Holding GmbH, 6.63%, 11/15/20(h)	1,853,857
1,800,000	(n)	RWE AG, 7.00%, 03/29/49(h)(l)	2,362,456
1,000,000	(k)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(h)	1,128,688
475,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(h)	543,941
			7,223,443
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 01/05/12(b)(c)(d)(f)(g)	0

HUNGARY — 0.0%
775,000	(k)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(h)	864,643

INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(h)	862,304

IRELAND — 0.3%
1,000,000		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.00%, 02/15/25(j)	1,006,250
525,000	(i)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 05/15/24(h)	617,039
925,000		GTLK Europe Ltd., 5.95%, 07/19/21(h)	955,392
7,000,000		Jazz Investments I Ltd., Cnv., 1.88%, 08/15/21(b)	7,030,625
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(h)	664,869
975,000		Novolipetsk Steel via Steel Funding Ltd., 4.50%, 06/15/23(h)	974,951
1,725,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(h)	1,746,563
975,000	(o)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18	999,209
650,000		Russian Railways via RZD Capital Plc, 5.70%, 04/05/22(h)	693,654
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(j)	463,500
Principal Amount			Value
IRELAND (continued)
$1,000,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(h)	$1,075,072
275,000	(n)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(h)	349,463
			16,576,587
ITALY — 0.1%
1,975,000	(n)	Enel SpA, 7.75%, 09/10/75(h)(l)	2,728,464
JERSEY CHANNEL ISLANDS — 0.1%
1,600,000	(i)	Adient Global Holdings Ltd., 3.50%, 08/15/24(h)	1,725,050
525,000	(k)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(h)	669,780
700,000	(i)	Lincoln Finance Ltd., 6.88%, 04/15/21(h)	814,217
1,375,000	(i)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 8.25%, 05/30/21(h)(m)	1,567,813
			4,776,860
LUXEMBOURG — 0.4%
375,000	(k)	Altice Financing SA, 5.25%, 02/15/23(h)	429,164
1,000,000		Altice Finco SA, 8.13%, 01/15/24(j)	1,062,500
675,000	(k)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(h)	756,647
269,247	(k)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 9.00%, 11/15/20(h)(m)	296,844
1,200,000	(k)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(h)	1,337,507
125,000	(n)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(h)	161,496
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(h)	1,278,492
1,300,000	(o)	Gazprom OAO Via Gaz Capital SA, 3.38%, 11/30/18(h)	1,372,846
800,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(h)	878,000
400,000	(n)	Glencore Finance Europe SA, 6.50%, 02/27/19	552,586
975,000	(k)	Glencore Finance Europe SA, 2.75%, 04/01/21(h)	1,122,599
600,000	(k)	Grand City Properties SA, 3.75%, 12/18/49(l)	652,859
2,200,000	(k)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(h)	2,906,299
800,000	(k)	INEOS Group Holdings SA, 5.38%, 08/01/24(h)	887,071

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount			Value
LUXEMBOURG (continued)
$1,450,000	(k)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(h)	$1,565,283
1,475,000	(o)	Matterhorn Telecom SA, 3.63%, 05/01/22(h)	1,504,961
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(h)	968,906
1,825,000	(k)	SES SA, 5.63%, 12/29/49(h)(l)	2,042,038
2,085,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(h)	2,126,542
900,000	(k)	Telecom Italia Finance SA, 7.75%, 01/24/33	1,242,259
900,000		Ultrapar International SA, 5.25%, 10/06/26(h)	885,780
			24,030,679
NETHERLANDS — 0.3%
2,000,000	(k)	ATF Netherlands BV, 3.75%, 01/20/43(h)(l)	2,067,253
950,000		Constellium NV, 4.63%, 05/15/21(h)	1,010,660
950,000	(k)	Embraer Netherlands Finance BV, 5.05%, 06/15/25	951,187
375,000	(n)	Koninklijke KPN NV, 6.88%, 03/14/73(h)(l)	510,199
600,000		Majapahit Holding BV, 7.75%, 01/20/20(h)	673,200
700,000	(k)	NE Property Cooperatief UA, 3.75%, 02/26/21(h)	805,406
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	256,875
800,000		Petrobras Global Finance BV, 8.75%, 05/23/26	901,120
400,000	(k)	Repsol International Finance BV, 3.88%, 12/29/49(h)(l)	433,421
525,000	(k)	Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21(h)	581,090
4,000,000	(k)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(b)(h)	4,014,034
1,000,000	(k)	Telefonica Europe BV, 7.63%, 09/18/21(h)(l)	1,240,384
600,000	(k)	Telefonica Europe BV, 5.88%, 03/31/49(h)(l)	685,117
500,000	(n)	Telefonica Europe BV, 6.75%, 11/26/49(h)(l)	664,855
864,000	(k)	United Group BV, 7.88%, 11/15/20(h)	976,576
600,000	(k)	Vonovia Finance BV, 4.00%, 12/29/49(h)(l)	672,834
1,350,000	(k)	Ziggo Secured Finance BV, 4.25%, 01/15/27(h)	1,480,022
			17,924,233
Principal Amount			Value
NORWAY — 0.0%
$575,000	(k)	Lock AS, 7.00%, 08/15/21(h)	$659,510
675,000	(k)	Silk Bidco AS, 7.50%, 02/01/22(h)	778,012
			1,437,522
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(h)	818,000
POLAND — 0.0%
450,000	(k)	Play Finance 1 SA, 6.50%, 08/01/19(h)	501,565
1,075,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(h)	1,176,135
			1,677,700
SPAIN — 0.0%
875,000	(k)	Naviera Armas SA, 6.50%, 07/31/23(h)(l)	1,001,240
SWEDEN — 0.0%
1,125,000	(i)	Akelius Residential Property AB, 3.38%, 09/23/20(h)	1,311,745
750,000	(i)	Volvo Treasury AB, 4.85%, 03/10/78(h)(l)	858,207
			2,169,952
TURKEY — 0.1%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(h)	851,105
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(h)	1,023,000
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(h)	1,274,858
			3,148,963
UNITED KINGDOM — 0.5%
825,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(h)	1,100,124
825,000	(k)	Bakkavor Finance 2 Plc, 8.75%, 06/15/20(h)	1,110,005
350,000	(k)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(h)	498,135
400,000	(k)	Infinis Plc, 7.00%, 02/15/19(h)	511,303
5,000,000	(k)	Inmarsat Plc, Cnv., 3.88%, 09/09/23(h)	5,019,000
1,675,000	(i)	Inovyn Finance Plc, 6.25%, 05/15/21(h)	1,920,279
1,225,000	(i)	International Game Technology Plc, 4.75%, 02/15/23(h)	1,446,369
170,000	(k)	Iron Mountain Europe Plc, REIT, 6.13%, 09/15/22(h)	227,890

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount			Value
UNITED KINGDOM (continued)
$1,375,000	(k)	Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(j)	$1,385,312
1,050,000	(k)	Jerrold Finco Plc, 6.25%, 09/15/21(h)	1,361,852
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(d)(g)(j)	36,750
850,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(h)	1,220,363
1,250,000	(i)	TA Manufacturing Ltd., 3.63%, 04/15/23(h)	1,378,935
975,000	(k)	TalkTalk Telecom Group Plc, 5.38%, 01/15/22(h)	1,182,165
725,000	(i)	Thomas Cook Group Plc, 6.25%, 06/15/22(h)	808,938
450,000	(i)	Titan Global Finance Plc, 3.50%, 06/17/21(h)	507,249
1,075,000	(k)	Virgin Media Finance Plc, 7.00%, 04/15/23(h)	1,453,916
1,150,000	(k)	Virgin Media Finance Plc, 6.38%, 10/15/24(h)	1,542,042
5,000,000	(k)	Vodafone Group Plc, Cnv., 0.79%, 11/26/20(f)(h)	6,047,854
			28,758,481
UNITED STATES — 5.9%
3,000,000		Aceto Corp, 2.00%, 11/01/20(b)	2,831,250
400,000		AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(j)	408,000
1,677,000		Aerojet Rocketdyne Holdings, Inc., Cnv., 2.50%, 12/15/23(j)	1,658,134
6,000,000		Akamai Technologies, Inc., Cnv., 0.50%, 02/15/19(f)	6,288,750
13,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	12,683,125
12,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv., 5.50%, 03/15/19	12,682,500
5,000,000		Ares Capital Corp., Cnv., 3.75%, 02/01/22(j)	4,925,000
1,125,000		Belo Corp., 7.75%, 06/01/27	1,198,125
6,500,000		Blackhawk Network Holdings, Inc., Cnv., 1.50%, 01/15/22(j)	6,524,375
4,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	4,082,500
6,000,000		CalAmp Corp., Cnv., 1.63%, 05/15/20	5,782,500
4,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26(j)	4,190,000
Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Cemex Finance LLC, 9.38%, 10/12/22(j)	$1,087,500
750,000	Centene Corp., 5.63%, 02/15/21	787,350
1,200,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(j)	1,233,000
1,200,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24(j)	1,339,500
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	5,962,500
8,000,000	Colony Capital, Inc., Cnv. REIT, 3.88%, 01/15/21	7,985,000
1,000,000	Colony Starwood Homes., Cnv., 3.50%, 01/15/22(j)	1,011,875
5,000,000	Cornerstone OnDemand, Inc., Cnv., 1.50%, 07/01/18	5,178,125
1,500,000	CSC Holdings LLC, 6.75%, 11/15/21	1,629,000
7,000,000	CSG Systems International, Inc., Cnv., 4.25%, 03/15/36(b)(j)	7,752,500
5,000,000	Cypress Semiconductor Corp., 4.50%, 01/15/22(j)	5,750,000
2,000,000	DISH DBS Corp., 5.88%, 11/15/24	2,022,500
1,500,000	Dollar Tree, Inc., 5.75%, 03/01/23	1,588,500
6,000,000	Envestnet, Inc., Cnv., 1.75%, 12/15/19	5,808,750
9,000,000	Extra Space Storage LP, Cnv., 3.13%, 10/01/35(j)	9,258,750
1,000,000	Freeport-McMoRan, Inc., 2.30%, 11/14/17	998,750
6,000,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/29/49(l)	6,138,000
225,000	Hughes Satellite Systems Corp., 5.25%, 08/01/26(j)	225,000
11,926,000	Huron Consulting Group, Inc., 1.25%, 10/01/19(b)	11,307,339
6,000,000	Illumina, Inc., Cnv., 0.39%, 06/15/19(f)	5,947,500
3,000,000	Illumina, Inc., Cnv., 0.50%, 06/15/21	3,086,250
4,000,000	Infinera Corp., Cnv., 1.75%, 06/01/18	4,230,000
3,000,000	JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	3,170,625
21,339,801	Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	12,683,844
3,000,000	Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19	3,249,375

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(j)	$955,125
1,150,000	(i)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,296,489
750,000	(i)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	852,540
10,600,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	10,646,375
7,000,000		Nuance Communications, Inc., Cnv., 1.50%, 11/01/35	6,960,625
9,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35	8,364,375
10,000,000		ON Semiconductor Corp., Cnv., 1.00%, 12/01/20	10,518,750
400,000		Pattern Energy Group, Inc., 5.88%, 02/01/24(j)	408,000
8,000,000		Redwood Trust, Inc., Cnv., REIT, 4.63%, 04/15/18	8,000,000
6,000,000		Restoration Hardware Holdings, Inc., Cnv., 2.90%, 06/15/19(f)(j)	5,058,750
450,000		Revlon Consumer Products Corp, 6.25%, 08/01/24	465,750
1,775,000		Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	1,917,000
1,250,000		Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,356,250
1,000,000		Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(j)	1,108,750
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(j)	3,462,900
2,000,000		Spirit Realty Capital, Inc., Cnv. REIT, 2.88%, 05/15/19	2,044,380
725,000		Sprint Communications, Inc., 7.00%, 08/15/20	775,750
700,000		Sprint Corp., 7.88%, 09/15/23	764,750
375,000		Sprint Corp., 7.13%, 06/15/24	391,875
100,000		Sprint Corp., 7.63%, 02/15/25	107,188
2,850,000		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(j)	2,854,585
2,475,000		Standard Industries, Inc., 5.50%, 02/15/23(j)	2,567,813
14,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	14,253,750
2,000,000		T-Mobile USA, Inc., 6.50%, 01/15/26	2,197,500
19,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	17,800,625
Principal Amount		Value
UNITED STATES (continued)
$12,500,000	Vector Group Ltd., Cnv., 1.75%, 04/15/20(l)	$14,335,938
8,000,000	VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	7,955,000
10,000,000	Verint Systems, Inc., Cnv., 1.50%, 06/01/21	9,456,250
42,119,000	Washington Mutual Bank, 4.30%, 12/31/49(d)(f)(g)	9,108,234
21,131,000	Washington Mutual Bank, 4.44%, 12/31/49(d)(f)(g)	4,569,579
3,000,000	Washington Mutual Bank, 5.55%, 12/31/49(d)(g)	648,750
9,840,000	Washington Mutual Bank, 6.00%, 12/31/49(d)(f)(g)	2,127,900
8,000,000	Web.com Group, Inc., Cnv., 1.00%, 08/15/18	7,670,000
12,000,000	WebMD Health Corp., Cnv., 2.50%, 01/31/18	12,315,000
7,000,000	WebMD Health Corp., Cnv., 2.63%, 06/15/23(j)	6,597,500
4,000,000	Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20	4,342,500
150,000	XPO Logistics, Inc., 6.13%, 09/01/23(j)	154,875
		357,097,213
Total Corporate Bonds (Cost $506,195,136)		493,277,970
ASSET-BACKED SECURITIES — 11.8%
CAYMAN ISLANDS — 5.1%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 6.71%, 07/15/26(b)(j)(l)	9,640,376
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.13%, 07/15/26(b)(f)(j)	2,924,853
3,000,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR, 6.53%, 07/15/26(j)(l)	2,823,031
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, 8.16%, 10/15/28(j)(l)	971,000
1,000,000	ALM Loan Funding Ltd., Series 2014-11A, Class D, 5.82%, 10/17/26(j)(l)	925,023
1,200,000	ALM Loan Funding Ltd., Series 2015-12A, Class D, 6.52%, 04/16/27(j)(l)	1,157,075
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, 6.37%, 07/15/27(j)(l)	1,908,598
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, 5.17%, 01/15/28(j)(l)	1,121,328

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, 8.62%, 07/15/27(j)(l)	$1,006,033
1,000,000	American Money Management Corp. CLO 18 Ltd., Series 2016-18A, Class E2, 8.19%, 05/26/28(j)(l)	999,849
1,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class DR, 6.67%, 01/15/22(j)(l)	1,249,582
2,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class ER, 8.67%, 01/15/22(j)(l)	2,258,733
2,000,000	American Money Management Corp. CLO Ltd., Series 2015-17A, Class E, 7.65%, 11/15/27(j)(l)	2,016,928
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, 5.94%, 05/26/28(j)(l)	1,018,324
1,000,000	Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, 8.27%, 01/13/27(j)(l)	1,002,537
5,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 5.92%, 04/15/27(j)(l)	5,050,323
4,940,000	Anchorage Capital CLO Ltd., Series 2016-8A, Class E, 7.22%, 07/28/28(j)(l)	4,908,723
1,000,000	Anchorage Capital CLO Ltd., Series 2016-9A, Class E, 8.20%, 01/15/29(j)(l)	943,500
500,000	Annisa CLO, Ltd., Series 2016-2A, Class E, 8.28%, 07/20/28(j)(l)	500,000
1,000,000	Apartment Investment and Management Co. CLO., Series 2015-AA, Class E, 8.84%, 01/15/28(l)	1,015,107
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.47%, 10/17/26(j)(l)	3,471,228
1,000,000	Apidos CLO XV, Series 2013-15A, Class D, 5.78%, 10/20/25(j)(l)	957,520
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 6.24%, 07/22/26(j)(l)	4,850,000
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.62%, 01/16/27(j)(l)	2,413,158
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, 7.03%, 10/20/27(j)(l)	992,436
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, 6.97%, 01/14/27(j)(l)	2,508,250
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class D, 4.79%, 07/28/25(j)(l)	993,920
5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.17%, 12/05/25(j)(l)	5,210,706
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.27%, 07/18/28(j)(l)	3,453,804
Principal Amount		Value
CAYMAN ISLANDS (continued)
$4,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D1, 7.82%, 10/15/26(j)(l)	$3,969,456
3,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 8.04%, 10/15/26(j)(l)	3,014,631
650,000	Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 7.16%, 08/15/24(j)(l)	649,968
5,000,000	Atrium CDO Corp., Series 81, Class SUB, 1.00%, 10/23/24(f)	3,333,570
1,000,000	Atrium VIII, Series 8A, Class DR, 5.04%, 10/23/24(j)(l)	1,001,880
1,750,000	Atrium VIII, Series 8A, Class ER, 8.29%, 10/23/24(j)(l)	1,749,108
5,000,000	Atrium XI, Series 11A, Class E, 6.14%, 10/23/25(j)(l)	4,721,252
2,000,000	Atrium XII, Series 12A, Class E, 6.99%, 10/22/26(j)(l)	1,987,818
2,500,000	Babson CLO Ltd., Series 16-1A, Class E, 7.59%, 04/23/27(j)(l)	2,488,661
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 6.58%, 07/20/27(j)(l)	731,250
1,000,000	Babson CLO Ltd.,Series 2016-2A,Class E, 7.93%, 07/20/28(j)(l)	988,920
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.92%, 07/15/28(j)(l)	1,960,014
500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 6.47%, 04/18/27(j)(l)	490,515
2,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.57%, 04/18/27(j)(l)	2,136,275
2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.93%, 01/20/28(j)(l)	2,249,914
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 6.53%, 01/20/28(j)(l)	1,188,077
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.47%, 07/15/26(j)(l)	980,816
650,000	BlueMountain CLO Ltd., Series 2011-1A, Class E, 6.66%, 08/16/22(j)(l)	650,336
2,500,000	BlueMountain CLO Ltd., Series 2012-1A, Class D, 5.38%, 07/20/23(j)(l)	2,499,895
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 6.24%, 11/30/26(j)(l)	1,228,291
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.77%, 04/13/27(j)(l)	985,834

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.47%, 04/13/27(j)(l)	$1,464,171
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 6.37%, 07/18/27(j)(l)	475,124
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 5.08%, 01/20/27(j)(l)	1,012,269
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class E, 7.53%, 01/20/27(j)(l)	1,002,500
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D., 7.70%, 08/20/28(j)(l)	999,761
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, 7.71%, 10/20/29(j)(l)	932,159
2,000,000	Canyon Capital CLO Ltd., Series 2012-1A, Class DR, 5.12%, 01/15/26(j)(l)	1,987,680
1,000,000	Canyon Capital CLO., Series 2016-1A, Class E, 8.52%, 04/15/28(j)(l)	1,003,686
1,000,000	Canyon Capital CLO., Series 2016-2A, Series E, 7.54%, 10/15/28(j)(l)	990,223
2,500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class D, 6.59%, 07/28/28(j)(l)	2,437,350
1,000,000	Carlyle Global Market Strategies CLO 2015-4 Ltd., Series 2015-4A, Class D, 6.98%, 10/20/27(j)(l)	984,916
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 6.33%, 04/20/27(j)(l)	1,451,161
2,222,549	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 9.38%, 10/20/27(j)	2,232,800
750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, 8.63%, 04/20/27(j)(l)	753,561
1,000,000	Carlyle Global Market Strategies CLO, Series 2015-2A, Class D, 6.19%, 04/27/27(j)(l)	965,000
1,000,000	Carlyle Global Market Strategies CLO., Series 2016-3A, Class D, 7.79%, 10/20/29(j)(l)	979,523
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.69%, 12/05/24(j)(l)	1,500,102
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, 4.43%, 05/24/26(j)(l)	2,473,357
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, 7.72%, 10/21/28(j)(l)	3,201,571
1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, 7.13%, 10/20/28(j)(l)	1,003,103
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.03%, 07/20/26(j)(l)	$935,802
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class D, 4.62%, 10/15/26(j)(l)	999,948
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, 8.28%, 07/20/29(j)(l)	956,241
1,500,000	Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, 8.56%, 01/20/28(j)(l)	1,502,767
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.57%, 04/18/27(j)(l)	1,944,818
1,000,000	Highbridge Loan Management Ltd., Series 2014-3A, Class D, 6.02%, 01/18/25(j)(l)	968,777
962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, 6.39%, 01/29/26(j)(l)	928,250
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.33%, 05/05/27(j)(l)	967,115
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 4.66%, 11/15/26(j)(l)	987,233
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class E, 6.66%, 11/15/26(j)(l)	975,912
1,750,000	Highbridge Loan Management Ltd., Series 2016-10A, Class D, 7.43%, 01/20/28(j)(l)	1,674,771
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, 5.88%, 04/20/27(j)(l)	508,355
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class E, 8.93%, 04/20/27(j)(l)	998,454
1,000,000	Highbridge Loan Management Ltd., Series 2016-9A, Class D2, 7.47%, 07/19/27(j)(l)	907,268
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 6.02%, 04/15/27(b)(j)(l)	20,472,422
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(b)(f)(j)	15,282,040
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 7.53%, 07/20/27(b)(j)(l)	6,730,230
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 7.38%, 07/20/27(b)(f)(j)	4,894,755

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	LCM Ltd. Partnership XVII LP, Series -17A, Class D, 4.52%, 10/15/26(j)(l)	$999,946
1,500,000	LCM Ltd. Partnership XVIII LP, Series -18A, Class D, 4.83%, 04/20/27(j)(l)	1,471,790
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 4.60%, 04/20/27(j)(l)	344,143
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 6.38%, 04/20/27(j)(l)	971,667
1,350,000	LCM Ltd. Partnership XXI LP, Series -21A, Class D, 6.13%, 04/20/28(j)(l)	1,367,716
1,100,000	LCM XVI LP, Series 16A, Class E, 5.62%, 07/15/26(j)(l)	1,029,244
1,000,000	LCM XXI LP, Series -21A, Class E, 8.68%, 04/20/28(j)(l)	1,005,928
1,000,000	Madison Park Funding Ltd., Series 2012-9A, Class E, 6.16%, 08/15/22(j)(l)	998,036
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.49%, 01/22/28(j)(l)	1,005,080
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.44%, 04/27/27(j)(l)	993,971
1,000,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class D, 4.97%, 01/15/28(j)(l)	1,000,410
3,250,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class E, 7.47%, 01/15/28(j)(l)	3,255,716
2,050,000	Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 5.54%, 01/23/24(j)(l)	2,050,644
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.43%, 08/04/25(j)(l)	617,187
1,000,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class E1, 5.63%, 08/04/25(j)(l)	943,265
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, 5.13%, 11/14/27(l)	999,260
750,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class D, 5.83%, 04/20/27(j)(l)	750,844
2,000,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 7.88%, 04/20/27(j)(l)	2,014,006
1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 7.69%, 10/17/27(j)(l)	974,698
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.46%, 10/17/27(j)(l)	1,243,113
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.24%, 01/23/27(j)(l)	$1,001,416
1,000,000	OCP CLO Ltd.,Series 2015-8A,Class C, 4.67%, 04/17/27(j)(l)	980,037
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.97%, 04/15/27(j)(l)	1,001,097
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.87%, 04/15/27(j)(l)	1,999,789
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.12%, 07/15/27(j)(l)	2,482,788
1,000,000	Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.38%, 05/05/23(j)(l)	980,344
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26(j)(l)	1,098,680
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.50%, 11/14/26(j)(l)	993,638
2,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 6.29%, 11/25/25(j)(l)	2,120,625
1,500,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 6.11%, 11/18/26(j)(l)	1,455,248
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.73%, 10/20/28(j)(l)	1,383,792
2,250,000	OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.17%, 10/30/27(j)(l)	2,254,017
1,750,000	OZLM Funding IV Ltd., Series 2013-4A, Class D, 5.69%, 07/22/25(j)(l)	1,660,712
1,750,000	OZLM Funding Ltd., Series 2012-1A, Class DR, 7.74%, 07/22/27(j)(l)	1,717,733
1,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 6.02%, 07/17/26(j)(l)	1,417,383
1,000,000	OZLM XI Ltd., Series 2015-11A, Class C2, 4.79%, 01/30/27(j)(l)	983,289
1,250,000	OZLM XIII Ltd., Series 2015-13A, Class D, 6.49%, 07/30/27(j)(l)	1,165,407
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, 5.37%, 01/15/29(j)(l)	1,202,733
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, 7.37%, 01/15/29(j)(l)	1,429,022
1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, 8.07%, 01/20/29(j)(l)	948,400
1,000,000	Race Point V CLO, Ltd., Series 2011-5A, Class ER, 6.96%, 12/15/22(j)(l)	999,993

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,000,000	Regatta III Funding Ltd., Series 2014-1A, Class C, 4.47%, 04/15/26(j)(l)	$1,994,461
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.62%, 07/15/25(j)(l)	1,570,544
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.53%, 07/20/27(j)(l)	982,559
5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.78%, 01/20/28(j)(l)	5,011,561
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, 7.98%, 07/20/28(j)(l)	3,212,775
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, 7.43%, 10/20/28(j)(l)	1,975,019
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, 7.53%, 01/23/29(j)(l)	1,753,272
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.47%, 04/15/26(j)(l)	955,263
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 6.07%, 10/17/26(j)(l)	1,463,477
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.47%, 07/15/28(j)(l)	962,774
5,000,000	TICP CLO I Ltd., Series 2015-1A, Class D, 4.58%, 07/20/27(j)(l)	4,841,947
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.53%, 07/20/28(j)(l)	1,254,380
1,000,000	Voya CLO Ltd., Series 2012-2AR, Class ER, 7.02%, 10/15/22(j)(l)	1,000,223
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, 4.42%, 04/18/26(j)(l)	990,045
1,250,000	Voya CLO Ltd., Series 2015-2A, Class D, 4.44%, 07/23/27(j)(l)	1,191,063
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, 7.97%, 07/19/28(j)(l)	1,451,931
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, 7.67%, 10/18/27(j)(l)	976,900
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 6.53%, 04/20/26(b)(j)(l)	8,097,862
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.00%, 04/20/26(b)(f)(j)	7,043,753
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 5.08%, 01/20/27(j)(l)	4,251,852
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 7.13%, 01/20/27(j)(l)	2,658,209
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, 5.38%, 07/20/28(j)(l)	$1,008,700
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.23%, 07/20/28(j)(l)	960,019
3,500,000	York CLO Ltd., Series 2016-1A, Class E, 6.71%, 07/20/25(j)(l)	3,350,560
1,000,000	York CLO-2 Ltd., Series 2015-1A, Class E, 7.29%, 10/22/27(j)(l)	985,635
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, 7.90%, 01/20/30(j)(l)	920,000
		311,961,192
UNITED STATES — 6.7%
15,149,539	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.01%, 05/25/35(l)	12,986,185
1,000,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.79%, 01/30/24(j)(l)	1,005,988
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(l)	4,473,932
9,465,389	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.78%, 05/28/39(j)(l)	6,685,133
4,039,720	Bayview Opportunity Master Fund Trust, Series 2016-RPL3, Class A1, 1.69%, 12/28/40(j)(l)	3,367,187
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 1.19%, 02/25/36(l)	2,851,343
7,650,657	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.91%, 12/25/36(l)	6,563,728
3,349,557	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 1.12%, 03/25/36(l)	1,036,673
3,349,557	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 1.12%, 03/25/36(l)	1,036,673
13,676,009	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.97%, 10/25/36(l)	11,484,224
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.97%, 12/25/36(j)(l)	7,617,985
3,795,915	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(l)	1,651,112
3,558,670	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(l)	1,691,242

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$6,026,015	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(l)	$2,924,511
2,750,000	BSP Mortgage Securities Corp. Ltd., Series 2016-9A, Class E, 7.70%, 07/20/28(j)(l)	2,736,035
8,189,859	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 0.92%, 07/25/36(l)	7,004,131
11,229,109	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 0.93%, 10/25/36(l)	6,299,670
3,531,647	Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, 0.92%, 06/25/36(l)	3,220,105
2,910,309	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.97%, 02/25/37(l)	2,815,990
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 1.19%, 02/25/37(l)	3,330,552
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.91%, 12/25/36(l)	6,659,979
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.99%, 12/25/36(l)	7,207,639
14,500,631	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	8,153,058
4,109,435	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28	3,969,370
2,893,622	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(l)	2,706,156
4,568,530	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(l)	3,821,067
3,517,616	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(l)	2,722,469
1,369,693	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.92%, 09/25/46(l)	1,280,194
1,547,282	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.29%, 06/25/21	1,682,041
16,939,792	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 1.15%, 05/25/37(l)	14,607,575
3,894,502	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	3,916,981
Principal Amount		Value
UNITED STATES (continued)
$5,283,488	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	$4,958,345
2,733,348	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 1.07%, 12/15/33(j)(l)	2,325,177
2,349,612	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 1.01%, 02/15/30(j)(l)	1,901,729
2,209,443	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.96%, 05/15/35(j)(l)	1,875,398
2,917,132	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.92%, 11/25/36(l)	1,690,571
5,544,123	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.91%, 03/25/37(l)	3,242,312
3,462,023	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 1.00%, 02/25/36(l)	3,309,971
2,961,160	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 0.97%, 11/25/36(l)	2,834,709
3,497,555	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(l)	3,430,612
3,034,933	Greenpoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(l)	2,696,173
3,284,876	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(l)	3,466,388
8,666,185	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(l)	8,505,829
695,166	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(l)	472,466
7,010,409	GSAMP Trust, Series 2006-FM2, Class A2B, 0.89%, 09/25/36(l)	2,987,400
3,277,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.52%, 08/17/32(j)(l)	3,277,000
631,537	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(j)	645,556
4,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, 1.04%, 05/25/36(l)	3,185,635

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$424,287	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 0.86%, 06/25/37(j)(l)	$260,212
12,858,128	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1.07%, 06/25/37(j)(l)	8,156,236
8,731,566	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, 0.97%, 06/25/37(j)(l)	5,545,510
10,056,496	Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.99%, 02/25/36(l)	8,787,213
1,374,894	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 0.88%, 11/25/36(l)	598,013
18,964,895	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 0.93%, 11/25/36(l)	8,314,903
3,727,602	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 0.99%, 11/25/36(l)	1,649,715
4,336,502	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.96%, 03/25/46(l)	1,961,717
26,458,911	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, 1.01%, 06/25/36(l)	13,951,774
7,176,828	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 0.93%, 10/25/36(l)	3,240,332
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.02%, 03/25/32(l)	4,027,200
4,874,510	Mastr Second Lien Trust, Series 2006-1, Class A, 1.09%, 03/25/36(l)	1,185,598
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.78%, 04/20/28(j)(l)	1,017,114
1,725,505	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 1.01%, 06/25/36(l)	1,116,914
9,143,979	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.91%, 05/25/37(l)	6,385,305
5,919,038	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,852,310
4,048,937	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2006-S5, Class A1, 1.17%, 10/25/36(j)(l)	3,659,619
3,363,061	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	3,320,921
Principal Amount		Value
UNITED STATES (continued)
$11,278,926	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(l)	$7,045,044
8,795,697	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(l)	3,012,360
6,102,335	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(l)	2,319,284
6,973,235	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(l)	2,952,247
1,050,344	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(l)	874,469
1,825,559	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(l)	1,945,397
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(j)	2,008,081
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(j)	4,042,489
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(j)	15,096,690
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(j)	3,071,005
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(b)(j)	10,006,946
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(j)	4,014,280
6,000,000	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(j)	6,000,000
8,819,237	Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, STEP, 4.38%, 05/27/31(j)	8,889,755
3,854,371	Pretium Mortgage Credit Partners LLC, Series 2016-NPL6, Class A1, STEP, 3.50%, 10/27/31(j)	3,854,560
5,093,637	RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, STEP, 0.78%, 12/26/36(j)(l)	4,845,465
3,777,430	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 1.27%, 07/25/32(l)	3,576,239
18,480,000	Santander Drive Auto Receivables Trust, Series 2012-AA, 0.00%, 12/16/19(b)(f)(j)	7,022,400

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$20,980,000	Santander Drive Auto Receivables Trust, Series 2014-S6, 0.00%, 12/16/19(b)(f)(j)	$10,070,400
984,072	US Residential Opportunity Fund II Trust 2016-3, Series 2016-3II, Class A, STEP, 3.60%, 10/27/36(j)	980,540
1,978,363	US Residential Opportunity Fund III Trust, Series 2016- 3III, Class A, STEP, 3.60%, 10/27/36(j)	1,970,210
1,472,048	US Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, STEP, 3.60%, 10/27/36(j)	1,465,132
661,059	US Residential Opportunity II Trust, Series 2016-1II, Class A, STEP, 3.47%, 07/27/36(j)	655,945
3,742,247	US Residential Opportunity III Trust, Series 2016-1III, Class A, STEP, 3.47%, 07/27/36(j)	3,726,300
6,746,513	US Residential Opportunity IV Trust, Series 2016-1IV, Class A, STEP, 3.47%, 07/27/36(j)	6,711,091
8,289,168	Vericrest Opportunity Loan Trust XLVI LLC, Series 2016-NPL6, Class A1, STEP, 3.84%, 06/25/46(j)	8,315,670
4,613,760	Vericrest Opportunity Loan Trust XLVIII LLC, Series 2016-NPL8, Class A1,STEP, 3.50%, 07/25/46(j)	4,602,212
1,323,275	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(j)	1,360,530
		404,779,546
Total Asset-Backed Securities (Cost $723,802,746)		716,740,738
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
1,825,465	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.21%, 07/25/35(l)	1,669,213
2,877,962	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.30%, 03/25/37(l)	2,228,060
6,599,526	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(j)	6,609,131
3,091,985	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.56%, 09/25/46(l)	2,210,706
2,987,473	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,323,988
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,178,587	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	$1,849,588
33	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	32
522,956	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.28%, 09/20/35(l)	504,240
1,247,002	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.41%, 02/20/36(l)	1,004,094
1,207,852	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.30%, 06/20/36(l)	999,150
3,205,542	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,713,390
1,380,417	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.24%, 10/25/35(l)	1,235,070
5,528,186	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.89%, 03/27/47(j)(l)	5,359,632
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.97%, 06/26/47(j)(l)	5,818,989
3,341,011	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.18%, 02/25/36(l)	2,818,512
975,034	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.16%, 08/25/35(l)	866,918
1,030,568	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.19%, 05/25/47(l)	935,353
3,170,407	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 1.21%, 04/25/36(l)	2,968,497
6,821,111	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 1.09%, 11/25/36(l)	6,189,916
2,907,296	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 1.06%, 11/25/36(l)	6,922,849
2,871,628	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(j)(l)	2,679,837
3,778,791	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, 2.17%, 08/25/35(l)	3,428,896
563,268	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.09%, 05/25/35(l)	549,306
520,674	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.21%, 06/25/36(l)	479,693

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,819,964	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(j)	$4,711,261
793,559	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	727,656
1,909,011	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 1.07%, 08/25/35(l)	1,576,359
3,744,818	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 1.08%, 08/25/35(l)	2,772,655
5,351,408	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 1.12%, 09/25/35(l)	4,688,074
2,287,714	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.17%, 12/25/35(l)	2,032,896
183,190	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.60%, 12/25/35(l)	161,555
2,764,806	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 1.22%, 05/25/35(l)	2,241,947
1,498,901	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,254,381
5,004,086	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 1.12%, 05/25/36(l)	2,524,734
2,972,241	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,126,068
5,882,019	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	4,252,715
2,855,184	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,991,166
2,097,066	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 1.12%, 06/25/36(l)	1,264,856
2,097,065	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.38%, 06/25/36(l)	533,459
2,161,780	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	1,846,481
2,275,763	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 1.17%, 03/25/36(l)	1,183,323
6,392,435	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	4,948,293
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,395,559	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	$1,983,125
1,734,645	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,402,798
2,237,140	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,756,008
5,115,399	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	4,015,251
340,481	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	316,227
965,976	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 1.17%, 05/25/36(l)	714,610
5,550,622	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	3,842,921
4,364,886	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.10%, 11/20/36(l)	2,610,243
9,254,534	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 2.33%, 11/25/46(l)	7,596,400
5,559,206	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.96%, 11/25/46(l)	4,595,659
6,529,880	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.45%, 11/25/46(l)	5,474,367
4,594,982	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.89%, 12/25/46(l)	4,066,002
6,691,902	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.97%, 03/20/47(l)	4,656,061
2,913,609	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.93%, 02/25/47(l)	2,461,657
1,698,199	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.98%, 05/25/36(l)	1,379,821
8,211,261	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.98%, 07/25/46(l)	6,045,457
14,064,157	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.96%, 07/25/46(l)	11,654,636
8,187,713	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 1.00%, 03/25/36(l)	6,789,579

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,242,064	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 0.95%, 04/25/46(l)	$4,751,702
3,253,871	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,402,453
3,277,442	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	2,473,668
1,716,495	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,342,453
6,282,541	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	4,465,262
6,235,406	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	4,771,129
1,683,275	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,209,305
4,259,312	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.89%, 03/25/47(l)	4,061,012
1,924,468	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.99%, 11/25/36	1,493,424
17,080,335	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.44%, 03/25/47(l)	11,794,033
2,650,877	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,128,066
3,636,346	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.12%, 01/25/36(l)	3,194,573
972,186	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	908,929
2,405,072	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.07%, 03/20/36(l)	2,177,679
13,722,635	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.56%, 04/25/46(l)	6,648,003
4,929,142	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.97%, 04/25/46(l)	4,265,607
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,613,560	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 1.19%, 07/25/36(j)(l)	$1,456,021
3,595,526	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	2,991,565
241,176	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	221,987
3,835,578	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,516,479
632,618	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.14%, 01/27/36(j)(l)	630,854
2,204,665	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 3.20%, 08/27/46(j)(l)	2,161,844
3,487,686	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(l)	1,683,594
4,287,734	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 10.77%, 04/27/37(j)(l)	3,264,496
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 0.91%, 10/27/36(j)(l)	3,150,000
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.94%, 03/27/36(j)(l)	5,902,784
5,788,172	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.94%, 03/27/36(j)(l)	5,501,253
2,879,172	Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(j)	2,883,672
1,422,938	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.91%, 08/25/37(l)	1,296,186
3,085,946	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.37%, 04/25/47(l)	2,595,597
3,202,145	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.90%, 08/25/47(l)	2,676,369
1,835,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.77%, 07/25/24(l)	1,872,552
3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.77%, 09/25/28(l)	3,675,932

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.52%, 07/25/29(j)(l)	$6,538,944
11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 4.32%, 07/25/29(j)(l)	11,662,858
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 5.73%, 07/25/29	4,750,000
1,375,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 10.78%, 07/25/29	1,375,000
6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 4.03%, 02/25/28	6,000,000
1,089,597	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.63%, 11/19/35(l)	1,006,456
6,169,353	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1.12%, 01/25/35(j)(l)	5,316,394
2,257,162	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1.12%, 01/25/36(j)(l)	1,883,684
920,780	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.47%, 01/25/35(l)	930,913
358,786	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	334,398
735,068	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	727,070
1,350,587	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.55%, 01/25/36(l)	1,222,830
1,566,940	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,410,772
1,824,605	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.67%, 04/25/37(l)	1,458,452
55,823,950	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.00%, 07/25/47	3,254,933
6,438,197	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.80%, 01/25/37(l)	5,442,156
4,558,804	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.92%, 03/25/37(l)	4,354,588
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,716,109	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.55%, 10/25/37(l)	$3,736,840
420,729	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	399,086
3,843,672	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 11/26/36(j)(l)	3,719,598
5,223,422	Lehman XS Trust, Series 2007-20N, Class A1, 1.92%, 12/25/37(l)	4,319,387
9,000,000	LSTAR Securities Investment Ltd., Series 2017-1, Class A, 2.77%, 01/01/22(j)(l)	8,898,960
17,868,061	LSTAR Securities Investment Trust, Series 2016-2, Class A, 2.77%, 03/01/21(j)(l)	17,580,385
2,442,298	LSTAR Securities Investment Trust, Series 2016-3, Class A, 2.77%, 09/01/21(j)(l)	2,391,515
4,813,106	LSTAR Securities Investment Trust, Series 2016-5, Class A1, 2.77%, 11/01/21(j)(l)	4,801,074
4,436,848	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.49%, 05/25/36(j)(l)	4,090,376
3,197,120	MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.19%, 08/25/37(j)(l)	2,263,305
3,151,846	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.73%, 05/25/36(l)	2,599,339
1,061,250	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	879,236
10,742,097	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 1.16%, 05/26/37(j)(l)	8,837,045
4,249,925	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, 0.92%, 07/26/45(l)	3,835,956
6,111,944	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(j)	5,720,120
2,676,771	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(j)	2,555,587
1,446,281	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,233,453
239,966	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	222,539

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,119,066	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.09%, 08/25/36(l)	$5,227,097
2,980,280	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.15%, 05/25/35(l)	2,465,331
3,504,131	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.95%, 09/25/47(l)	3,089,635
5,112,614	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.99%, 05/25/46(l)	2,916,802
5,457,111	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 1.12%, 06/25/35(j)(l)	4,607,338
2,335,297	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.10%, 04/25/37(l)	1,971,242
993,000	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.24%, 04/25/37(l)	789,543
3,038,206	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(l)	2,623,615
6,523,182	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, 1.09%, 04/26/37(j)(l)	6,108,539
165,893	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.87%, 12/25/35(l)	155,611
3,161,409	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.10%, 10/25/46(l)	2,939,555
7,399,205	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.85%, 01/25/47(l)	6,916,068
5,326,380	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.60%, 02/25/46(l)	5,060,016
2,030,022	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.62%, 07/25/37(l)	1,662,032
4,655,955	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 1.37%, 05/25/47(l)	4,140,848
1,889,537	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,678,622
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,229,642	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	$2,271,583
2,345,952	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.56%, 08/25/46(l)	1,571,449
142,971	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 3.03%, 07/25/36(l)	140,971
813,806	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 3.08%, 04/25/36(l)	802,749
		471,024,139
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
18,648,014	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1.21%, 09/25/37(j)(l)	15,675,428
6,439,189	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.79%, 12/15/27(j)(l)	6,478,329
590,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(j)(l)	425,542
940,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/48(j)	758,902
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.92%, 08/13/27(j)(l)	1,991,940
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 3.21%, 08/13/27(j)(l)	4,294,025
1,180,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.80%, 08/10/48(l)	939,461
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(j)(l)	14,514,172
10,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34(j)(l)	9,593,399
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.77%, 04/25/46(j)(l)	4,026,537
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.15%, 09/15/57(j)	1,385,317
		60,083,052
Total Non-Agency Mortgage-Backed Securities (Cost $520,276,805)		531,107,191

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 34.9%
Federal Home Loan Bank — 34.9%
$122,500,000	0.49%, 02/01/17(p)	$122,500,000
225,000,000	0.49%, 02/03/17(p)	224,994,912
100,000,000	0.50%, 02/06/17(p)	99,993,877
50,000,000	0.51%, 02/06/17(p)	49,997,200
150,000,000	0.49%, 02/07/17(p)	149,989,383
91,000,000	0.50%, 02/08/17(p)	90,992,902
62,000,000	0.49%, 02/08/17(p)	61,995,164
58,000,000	0.47%, 02/08/17(p)	57,995,302
50,000,000	0.50%, 02/09/17(p)	49,995,550
3,000,000	0.49%, 02/09/17(p)	2,999,733
107,000,000	0.50%, 02/10/17(p)	106,989,125
75,000,000	0.51%, 02/10/17(p)	74,990,512
54,000,000	0.50%, 02/14/17(p)	53,992,224
175,000,000	0.50%, 02/15/17(p)	174,972,700
159,000,000	0.50%, 02/17/17(p)	158,971,698
68,000,000	0.50%, 02/21/17(p)	67,984,904
100,000,000	0.50%, 02/22/17(p)	99,976,700
100,000,000	0.49%, 02/22/17(p)	99,974,058
30,000,000	0.51%, 02/22/17(p)	29,993,010
181,000,000	0.50%, 02/23/17(p)	180,950,419
23,500,000	0.51%, 02/23/17(p)	23,492,748
130,000,000	0.52%, 02/24/17(p)	129,966,720
Total U.S. Government Agencies (Cost $2,113,652,675)		2,113,708,841
U.S. GOVERNMENT SECURITIES — 4.8%
U.S. Treasury Bills — 4.8%
100,000,000	0.48%, 02/02/17(p)	99,998,700
33,000,000	0.49%, 02/02/17(p)	32,999,571
25,000,000	0.50%, 02/02/17(p)	24,999,652
50,000,000	0.51%, 02/09/17(p)	49,994,750
83,000,000	0.47%, 02/16/17(p)	82,984,396
Total U.S. Government Securities (Cost $290,975,956)		290,977,069

Shares
CASH SWEEP — 4.6%
UNITED STATES — 4.6%
277,569,882	Citibank - US Dollars on Deposit in Custody Account, 0.02%(q)	$277,569,882
Total Cash Sweep (Cost $277,569,882)		277,569,882
		Value
TOTAL INVESTMENTS — 100.6% (Cost $6,039,014,044)(a)		$6,103,008,163
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(38,876,268)
NET ASSETS — 100.0%		$6,064,131,895

Shares
SECURITIES SOLD SHORT — (0.1)%
(85,000)	Freeport-McMoRan Copper & Gold, Inc.	$(1,415,250)
(56,500)	Murphy Oil Corp.	(1,633,415)
Total Securities Sold Short (Proceeds received $(1,994,381))		$(3,048,665)

Contracts/
Notional
Amount ($)		Value

STRUCTURED OPTIONS — 1.3%
11,809	DAXK Index, One purchased call strike 4,488.00, One written call strike 4,667.52, One written put strike 3,814.80 (4,456 contracts), Expires 03/16/17, Broker UBS AG(r)	$2,096,933
3,832	DAXK Index, One purchased call strike 5,219.79, One written put strike 5,219.79 Expires 12/14/17, Broker Citibank N.A.	1,317,641
10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	2,406,280
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International	2,875,629
7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(s)	1,338,167
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	2,350,973
20,727	Euro STOXX 50 Index, One purchased call strike 2,894.72, One written call strike 3,010.51, One written put strike 2,405.51 (10,364 contracts), One purchased put strike 2,894.72 with a barrier level strike of 2,605.25 (10,364 contracts), Expires 02/16/17, Broker Credit Suisse International(r)	2,350,668

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Contracts/
Notional
Amount ($)		Value
3,295	Euro STOXX 50 Index, One purchased call strike 3,065.1884, One written put strike 3,034.84 with a barrier level strike of 2,053.9797, Expires 06/15/17, Broker BNP Paribas SA	$535,301
3,251	Euro STOXX 50 Index, One purchased call strike 3,075.57, One written put strike 3,075.57 with a barrier level strike of 2,251.9324, Expires 05/18/17, Broker BNP Paribas SA	488,457
4,869	Euro STOXX 50 Index, One purchased call strike 3,080.5032, One written call strike 2,306.9278 on S&P 500 Index (7,152 contracts), One written put strike 2,097.2071 on S&P 500 Index with a barrier level strike of 1,721.8071 (7,152 contracts), Expires 06/15/17, Broker Goldman Sachs International(r)	495,424
24,018	Euro STOXX 50 Index, One purchased call strike 3,394.61, One written call strike 3,529.05, One written put strike 3,361.00 with a barrier level strike of 2,688.80 (5,951 contracts) Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(r)	(11,893)
6,554	Euro STOXX 50, One purchased call strike 3,082.14, One purchased put strike 3,021.11, One written put strike 3,051.63 with a barrier level strike of 2,320.15 (13,108 contracts) Expires 12/14/17, Broker JPMorgan Chase Bank N.A.(r)	999,820
142,726	Euro STOXX Banks Index, One purchased call strike 107.198, One purchased put strike 104.046, One written put strike 105.097 with a barrier level strike of 77.456 (285,482 contracts), Expires 08/17/17, Broker Bank of America N.A.(r)	1,647,101
Contracts/
Notional
Amount ($)		Value
2,312	FTSE 100 Index, One purchased call strike 6,487.90, One purchased put strike 6,358.1420, One written put strike 6,487.90 with a barrier level strike of 5,053.425(4,624 contracts), Expires 06/15/17, Broker BNP Paribas SA(r)	$1,321,361
1,543	FTSE 100 Index, One purchased call strike 6,547.83, One purchased put strike 6,353.34, One written put strike 6,483.00 with a barrier level strike of 4,860.95 (3,084.99 contracts), Expires 07/13/17, Broker UBS AG(r)	873,709
4,422	FTSE 100 Index, One purchased call strike 6,784.37, One purchased put strike 6,648.68, One written put strike 6,784.37 with a barrier level strike of 5,291.81 (8,843 contracts) Expires 11/16/17, Broker Credit Suisse International(r)	1,317,620
1,758	FTSE 100 Index, One purchased call strike 8,531.00, One purchased put strike 8,360.38, One written put strike 8,531.00 with a barrier level strike of 7,268.41 (3,517 contracts), Expires 02/28/17, Broker UBS AG(r)	654,268
1,976	FTSE 100 Index, One purchased call strike 9,159.13, One written call strike 55.2994 on Utilities SPDR ETF (397,834 contracts), One written put strike 2,117.55 on S&P 500 Index with a barrier level strike of 1,736.39 (9,445 contracts), Expires 06/15/17, Broker Credit Suisse International(r)	209,934
1,212	FTSE MIB Index, One purchased call strike 16,670.25, One purchased put strike 16,340.15, One written put strike 16,505.20 with a barrier level strike of 12,329.00 (2,424 contracts) Expires 11/06/17, Broker Credit Suisse International(r)	2,299,063

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Contracts/
Notional
Amount ($)		Value
2,606	FTSE MIB Index, One purchased call strike 17,130.50, One written call strike 17,978.54, One written put strike 16,960.89 with a barrier level strike of 14,416.76 (590 contracts), Expires 10/19/17, Broker Credit Suisse International(r)	$823,757
1,174	FTSE MIB Index, One purchased call strike 17,205.81, One purchased put strike 16,865.10, One written put strike 17,035.46 with a barrier level strike of 12,846.44 (2,348 contracts) Expires 12/14/17, Broker JPMorgan Chase Bank N.A.(r)	1,694,854
876	FTSE MIB Index, One purchased call strike 17,298.7851, One purchased put strike 16,956.2349, One written put strike 17,127.51 with a barrier level strike of 12,366.0622 (1,752 contracts) Expires 12/14/17, Broker Goldman Sachs International(r)	1,281,478
3,436	FTSE MIB Index, One purchased call strike 17,461.47, One written call strike 18,159.93, One written put strike 14,842.25 (1,145 contracts), Expires 02/16/17, Broker Credit Suisse International(r)	2,611,920
398,359	HP, Inc., One purchased call strike 12.175, One written put strike 12.5515 with a barrier level strike of 10.9424, Expires 04/17/17, Broker JPMorgan Chase Bank N.A.	1,116,721
1,375,087	iShares China Large-Cap ETF, One purchased call strike 32.7252, One written call strike 34.0342, One written put strike 29.4527 (458,362 contracts), Expires 02/28/17, Broker Goldman Sachs International(r)	1,724,359
Contracts/
Notional
Amount ($)		Value
300,707	iShares China Large-Cap ETF, One purchased call strike 33.255, One purchased put strike 32.5899, One written put strike 33.255 with a barrier level strike of 25.4434 (601,413 contracts), Expires 02/17/17, Broker BNP Paribas SA(r)	$1,085,891
303,575	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 79.0579, with a barrier level strike of 90.5872, One purchased put strike 82.352 with a barrier level strike of 61.764, one written put strike 82.352 with a barrier level strike of 73.8697, Expires 04/13/17, Broker Goldman Sachs International	1,916,347
241,721	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 80.2578 with a barrier level strike of 89.3592, One purchased put strike 82.74 with a barrier level strike of 62.055, One written put strike 82.74 with a barrier level strike of 73.0181, Expires 05/19/17, Broker JPMorgan Chase Bank N.A.	609,360
239,120	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 81.9672 with a barrier level strike of 91.1676, One purchased put strike 83.64 with a barrier level strike of 62.73, One written put strike 83.64 with a barrier level strike of 74.9414, Expires 06/16/17, Broker JPMorgan Chase Bank N.A.	747,480
354,179	iShares MSCI EAFE ETF Index Fund, One purchased call strike 57.5981, One written call strike 52.5159 Expires 02/17/17, Broker Societe Generale	773,455
1,687,308	iShares MSCI EAFE ETF Index Fund, One purchased call strike 60.4513, One written put strike 54.5247, Expires 07/13/17, Broker Credit Suisse International	291,749
1,737,686	iShares MSCI EAFE Index Fund, One written put strike 52.94, One purchased call strike 58.69 Expires 6/30/17, Broker Citibank N.A.	2,542,100

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Contracts/
Notional
Amount ($)		Value
135,469	iShares NASDAQ Biotechnology Index, One purchased call strike 272.19, One written call strike 298.87, One written put strike 266.85 with a barrier level strike of 242.83 (56,211 contracts), Expires 10/20/17, Broker Barclays Bank Plc(r)	$842,794
171,356	iShares NASDAQ Biotechnology Index, One purchased call strike 275.30, One written call strike 307.37, One written put strike 267.28 with a barrier level strike of 240.55 (74,828 contracts), Expires 10/17/17, Broker Barclays Bank Plc(r)	1,160,214
14,761	OMX Stockholm 30 Index, One purchased call strike 1,368.4692, One purchased put strike 1,327.8216, One written put strike 1,354.9200 with a barrier level strike of 1,038.5462 (29,522 contracts) Expires 06/15/17, Broker JPMorgan Chase Bank N.A.(r)	2,068,980
19,808	OMX Stockholm 30 Index, One purchased call strike 1,514.51889, One written put strike 1,397.1437, Expires 05/18/17, Broker Societe Generale	261,171
19,738	OMX Stockholm 30 Index, One purchased call strike 1,519.88, One written put stirke 1,402.09, Expires 05/18/17, Broker Societe Generale	188,925
25,215	S&P 500 Index, One purchased call strike 1,982.94, One written call strike 2,062.2576, One purchased put strike 1,963.1106 (10,086 contracts), One written put strike 1,982.94 with a barrier level strike of 1,504.06 (20,172 contracts), Expires 03/16/17, Broker BNP Paribas SA(r)	1,864,545
24,624	S&P 500 Index, One purchased call strike 1,845.775, One purchased put strike 1,809.225, One written put strike 1,827.50 with a barrier level strike of 1,388.90 (49,248 contracts), Expires 02/16/17, Broker BNP Paribas SA(r)	10,606,502
Contracts/
Notional
Amount ($)		Value
14,439	S&P 500 Index, One purchased call strike 1,904.63, One purchased put strike 1,866.54 (5,250 contracts), One written call strike 1,980.82, One written put strike 1,904.63 with a barrier level strike of 1,366.57 (10,501 contracts), Expires 02/16/17, Broker UBS AG(r)	$1,097,701
26,034	S&P 500 Index, One purchased call strike 1,920.55, One written call strike 1,997.372, One written put strike 1,630.739 (13,017 contracts), Expires 03/16/17, Broker Goldman Sachs International(r)	1,968,367
19,521	S&P 500 Index, One purchased call strike 1,921.05, One purchased put strike 1,901.84 (7,808 contracts), One written call strike 1,997.89, One written put strike 1,921.05 with a barrier level strike of 1,315.92 (15,616 contracts), Expires 03/16/17, Broker UBS AG(r)	1,490,666
12,869	S&P 500 Index, One purchased call strike 1,942.62, One purchased put strike 1,903.77, One written call strike 2,020.32, One written put strike 1,942.62 with a barrier level strike of 1,683.28 (25,738 contracts), Expires 02/28/17, Broker UBS AG(r)	2,591,476
12,595	S&P 500 Index, One purchased call strike 1,984.95, One written call strike 2,064.35, One purchased put strike 1,965.10 (5,038 contracts), One written put strike 1,984.95 with a barrier level strike of 1,496.65 (10,076 contracts), Expires 03/16/17, Broker UBS AG(r)	983,300
22,726	S&P 500 Index, One purchased call strike 2,048.36, One written call strike 2,130.29, One purchased put strike 2,027.88 (9,763 contracts), One written put strike 2,048.36 with a barrier level strike of 1,556.75 (19,528 contracts), Expires 04/13/17, Broker UBS AG(r)	1,738,731

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Contracts/
Notional
Amount ($)		Value
7,005	S&P 500 Index, One purchased call strike 2,162.75, One purchased put strike 2,119.93, One written call strike 2,141.34 with a barrier level strike of 1,724.85 (14,010 contracts), Expires 11/16/17, Broker Bank of America N.A.(r)	$940,112
18,306	S&P 500 Index, One purchased call strike 2,206.93, One purchased put strike 2,163.23, One written put strike 2,185.08 with a barrier level strike of 1,780.40 (36,612 contracts) Expires 12/14/17, Broker Bank of America N.A.(r)	1,669,319
18,301	S&P 500 Index, One purchased call strike 2,229.42, One written put strike 2,163.85, with a barrier level strike of 2,185.71, Expires 08/17/17, Broker Credit Suisse International	1,654,634
44,044	S&P 500 Index, One purchased call strike 2,293.1848, One written put strike 120.03 on iShares 20+ Year Treasury Bond ETF with a barrier level strike of 110.43 (833,125 contracts), Expires 04/10/17, Broker Goldman Sachs International(r)	142,008
44,023	S&P 500 Index, One purchased call strike 2,316.9810, One written put strike 2,112.5415, Expires 07/13/17, Broker Credit Suisse International	331,999
10,558	S&P 500 Index, One purchased put strike 1,894.225 with a barrier level strike of 1,704.80, One written put strike 1,682.0718, Expires 02/16/17, Broker JPMorgan Chase Bank N.A.	(220)
5,968	S&P 500 Index, One purchased put strike 2,136.3186 with a barrier level strike of 1,466.101, One written put strike 47.00 on Utilities Select Sector SPDR Fund with a barrier level strike of 34.6625 (265,957 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(r)	6,500
Contracts/
Notional
Amount ($)		Value
5,048	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 20,204.16, One written put strike 18,421.44, Expires 07/13/17, Broker Credit Suisse International	$259,972
124,881	SPDR Dow Jones Industrial Average ETF Trust, One purchased put strike 160.152 with a barrier level strike of 144.1368, One written put strike 138.9319, Expires 03/16/17, Broker Goldman Sachs International	2,810
5,039	SPDR Dow Jones Industrial Average ETF Trust, One written put strike 18,058.52, One purchased call strike 20,241.42 Expires 6/15/17, Broker Barclays Bank Plc	506,823
115,884	SPDR Gold Shares, One purchased call strike 130.73 , Expires 02/17/17, Broker UBS AG	(913,735)
436,528	SPDR S&P 500 ETF Trust, One purchased put strike 226.7897, One written call strike 118.9942 on iShares 20+ Year Treasury Bond ETF with a barrier level stirke of 139.223214 (840,377 contracts), One written put strike 118.9942 on iShares 20+ Year Treasury B Expires 7/14/17, Broker Citibank N.A.(r)	715,006
3,805	Swiss Market Index, One purchased call strike 7,963.92, One purchased put strike 7,727.36, One written put strike 7,885.07 with a barrier level strike of 6,185.84 (7,609 contracts) Expires 11/16/17, Broker JPMorgan Chase Bank N.A.(r)	1,345,260
1,252	Swiss Market Index, One purchased call strike 7,987.08, One purchased put strike 7,749.84, One written put strike 7,908.00, with a barrier level strike of 6,073.34 (2,504.04 contracts), Expires 07/13/17, Broker UBS AG(r)	504,241

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Contracts/
Notional
Amount ($)		Value
2,501	Swiss Market Index, One purchased call strike 8,075.3631, One purchased put strike 7,835.5008, One written put strike 7,995.4090 with a barrier level strike of 6,228.42 (5,003 contracts), Expires 10/19/17, Broker JPMorgan Chase Bank N.A.(r)	$723,280
1,247	Swiss Market Index, One purchased call strike 8,098.84, One purchased put strike 7,858.28, One written put strike 8,018.66, with a barrier level strike of 6,194.41 (2,494 contracts), Expires 07/13/17, Broker JPMorgan Chase Bank N.A.(r)	409,330
1,232	Swiss Market Index, One purchased call strike 8,196.15, One purchased put strike 7,952.70, One written put strike 8,115.00 with a barrier level strike of 6,255.85 (2,464.57 contracts), Expires 08/17/17, Broker UBS AG(r)	362,326
3,201,191	Tokyo Stock Exchange Tokyo Price Index, One purchased call strike 1,338.75, One written call strike 1,392.3017, One written put strike 1,245.0391 (1,200,447 contracts), Expires 03/10/17, Broker Goldman Sachs International(r)	1,429,038
10,000,000	USD/BRL foreign exchange rate, One purchased call strike 3.14, One written put strike 3.6308, Expires 03/31/17, Broker Goldman Sachs International	125,595
100,000	USD/BRL foreign exchange rate, One purchased call strike 3.16, One purchased put strike 3.1900, One written put strike 3.4600, Expires 04/13/17, Broker Goldman Sachs International	237,840
15,000,000	USD/BRL foreign exchange rate, One purchased put strike 3.140, One purchased call strike 3.170, One written call strike 3.4770, Expires 03/31/17, Broker JPMorgan Chase Bank N.A.	381,415
Contracts/
Notional
Amount ($)		Value
10,000,000	USD/BRL foreign exchange rate, One purchased put strike 3.21, One written call strike 3.6355, Expires 02/24/17, Broker Goldman Sachs International	$221,159
100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased call strike 6.70, One written call strike 7.10, Expires 03/10/17, Broker Bank of America N.A.	2,991,509
15,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.15, One written call strike 19.1102, Expires 04/17/17, Broker Goldman Sachs International	(1,406,439)
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.20, One written call strike 18.9201, Expires 05/02/17, Broker Goldman Sachs International	(1,044,450)
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.30, One written call strike 19.2902, Expires 05/19/17, Broker Goldman Sachs International	(925,482)
15,000,000	USD/MXN foreign exchange rate, One purchased put strike 19.45, One written call strike 21.915, Expires 10/23/17, Broker JPMorgan Chase Bank N.A.	(501,638)
10,000,000	USD/MXN foreign exchange rate, One written call strike 21.5100, One purchased put strike 18.7500, Expires 10/19/17, Broker JPMorgan Chase Bank N.A.	(470,325)
Total Structured Options (Premiums received $5,009,439)		$79,347,186

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

FUTURES CONTRACTS: SHORT POSITION

		Unrealized
		Appreciation/
Contracts		(Depreciation)
25	Intercontinental Exchange Cotton No.2, March 2017	$(90,935)
30	Intercontinental Exchange Coffee, March 2017	156,394
	Net unrealized appreciation	$65,459
FUTURES CONTRACTS: LONG POSITION
		Unrealized
		Appreciation/
Contracts		(Depreciation)
1,075	Eurex Euro STOXX 50 Index, March 2017,	$141,841
374	Chicago Board of Trade E-Mini Dow Index, March 2017	(150,281)
1,055	Chicago Mercantile Exchange E-Mini S&P 500 Index, March 2017	1,050,980
1,410	Chicago Board of Trade, 5 Year
	U.S. Treasury Note, March 2017	488,946
250	Intercontinental Exchange Brent Crude Oil, April 2017	97,980
25	COMEX Gold, April 2017	42,240
120	Minneapolis Grain Exchange Red Spring Wheat, May 2017	(59,888)
200	London Metal Exchange Nickel, March 2017	(1,807,330)
100	Chicago Board of Trade Hard Red Winter Wheat, July 2017	(142,513)
	Net unrealized depreciation	$(338,025)

		Unrealized
		Appreciation/
		(Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 09/18/17 (Underlying notional amount $2,816,703)(t)		$214,917
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on the termination date, expiring 12/29/17 (Underlying notional amount $537,874)(u)	$744,229
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $281,250)	36,330

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $281,250)	$36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $281,250)	36,330
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $281,250)	$36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $281,250)	36,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 06/28/17 (Underlying notional amount $567,749)	455,000
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Spread 203E Index, paying a fixed amount when Soybean Index lower than initial index level of 165.3420 and receiving an amount when Soybean Index greater than initial index level of 165.3420, expiring 12/06/17 (Underlying notional amount $496,026)	(61,767)

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of difference between iShares China Large-Cap ETF (“FXI”) and S&P 500 Index (“SPX”) over the volatility strike price of 25.25 with a condition that FXI knockout level is between 70% and 110% of initial index level and paying variance of difference between FXI and SPX under the volatility strike price of 18.25 with a condition that SPX knockout level is between 60% and 120% of initial index level, expiring 01/19/18 (Underlying vega amount $250,000)	$0
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70, expiring 12/28/18 (Underlying vega amount $500,000)	926,998
Conditional Variance Swap with BNP Paribas SA receiving variance of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	623,963
Unrealized
Appreciation/
(Depreciation)
Equity swap with Goldman Sachs International, receiving total return of the Goldman Sachs Intraday Trend US Series 63 Excess Return Strategy Index over the initial equity level of 117.7522 and paying the Goldman Sachs Intraday Trend US Series 63 Excess Return Strategy Index under the initial equity level of 117.7522, expiring 10/05/17 (Underlying notional amount $60,000,000)	$119,601
Equity swap with Goldman Sachs International, receiving total return of the Goldman Sachs Volatility Carry U.S. Series 30 Index over the initial equity level of 130.7558 and paying a variable payment based on 3-month LIBOR, expiring 10/05/17 (Underlying notional amount $100,000,000)	1,997,644
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20, expiring 11/09/18 (Underlying vega amount $3,000,000)	(297,158)
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 15.43 and paying an amount if the final realized volatility is under the target strike price of 15.43, expiring 01/19/18 (Underlying vega amount $300,000)(v)	(97,696)
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 16.36 and paying an amount if the final realized volatility is under the target strike price of 16.36, expiring 01/19/18 (Underlying vega amount $500,000)(w)	(76,739)

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 15.76 and paying variance if the basket volatility strike under the target strike price of 15.76, expiring 01/18/19 (Underlying vega amount $300,000)(x)	$(520,783)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 17.00 and paying variance if the basket volatility strike under the target strike price of 17.00, expiring 01/19/18 (Underlying vega amount $500,000)(y)	(920,245)
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 16.41 and paying variance if the basket volatility strike under the target strike price of 16.41, expiring 01/19/18 (Underlying vega amount $500,000)(z)	(1,313,370)

$2,230,554

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $86,500)	$(19,360)
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $86,500)	$(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $86,500)	(19,360)

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $86,500)	$(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $86,500)	(19,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes, expiring 07/31/18 (Underlying notional amount $86,500)	(19,360)
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 07/28/17 (Underlying notional amount $1,117,186)	$1,117,186
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 06/28/17 (Underlying notional amount $569,749)	907,499
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the London Mercantile Exchange (“LME”) Aluminium Index, receiving a fixed amount per metric ton and paying the closing settlement price of LME March 2017 Aluminium Futures contracts on the termination date, expiring 3/13/17 (Underlying notional amount $6,416,250)	(388,125)
Equity swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Core Sector Index over the initial equity level of 550.0789 and paying a variable payment based on 1-month LIBOR, expiring 08/31/17 (Underlying notional amount $30,000,000)	1,013,138
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 03/24/17 (Underlying vega amount $1,000,000)	1,241,833

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 11/17/17 (Underlying vega amount $1,000,000)	$557,579
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 10/05/17 (Underlying vega amount $1,000,000)	633,581
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 45.5625 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 45.5625, expiring 07/25/17 (Underlying vega amount $500,000)	498,425
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	(109,247)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	(103,520)
Unrealized
Appreciation/
(Depreciation)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 10/09/17 (Underlying vega amount $2,000,000)	$976,899
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 11/06/17 (Underlying vega amount $2,000,000)	754,635
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	5,765,963
Volatility swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of USD/MXN foreign exchange rate is over 16.00% and receiving an amount if the volatility of USD/MXN foreign exchange rate is under 16.00%, expiring 09/27/17 (Underlying vega amount $75,000)	(154,425)
Volatility swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of USD/MXN foreign exchange rate is over 16.50% and receiving an amount if the volatility of USD/MXN foreign exchange rate is under 16.50%, expiring 09/27/17 (Underlying vega amount $75,000)	(139,650)

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of USD/MXN foreign exchange rate is over 17.00% and receiving an amount if the volatility of USD/MXN foreign exchange rate is under 17.00%, expiring 11/06/17 (Underlying vega amount $100,000)	$(139,640)
$12,199,811

(a)	Cost for federal income tax purposes is $6,042,417,935 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$163,021,646
Unrealized depreciation	(102,431,418)
Net unrealized appreciation	$60,590,228

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $414,759,081,or 6.84% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (j) below) that amount to $113,009,542 or 1.86% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $303,156, which is 0.01% of net assets.
(d)	Non-income producing security.
(e)	Principal amount denoted in Singapore Dollars.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (b) above.
(i)	Principal amount denoted in Euros.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $749,027,573, which is 12.35% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Variable rate security. Rate shown is the rate as of January 31, 2017.
(m)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(n)	Principal amount denoted in British Pounds.
(o)	Principal amount denoted in Swiss Francs.
(p)	The rate represents the annualized yield at time of purchase.
(q)	The rate shown is the current yield as of January 31, 2017.
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(s)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(t)	The following table represents the individual long and short positions and related values underlying the basket swap with Cargill, Inc., as of January 31, 2017, expiration date September 18, 2017:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Chicago Board of Trade Lean Hogs, April 2017	$ 1,956
Chicago Board of Trade Live Cattle, February 2017	19,908
Chicago Board of Trade Live Cattle, April 2017	(23,742)
Chicago Board of Trade Soybean Meal, March 2017	58,181
Chicago Board of Trade Soybean Oil, March 2017	230
Chicago Mercantile Exchange Soybean, March 2017	65,500
COMEX Copper, March 2017	100,905
COMEX Copper, May 2017	2,102
COMEX Nickel, February 2017	(21,100)
Intercontinental Exchange Brent Crude Oil, April 2017	(20,055)
Intercontinental Exchange Corn, March 2017	19,613
Intercontinental Exchange Cotton # 2, March 2017	39,762
Intercontinental Exchange Cotton # 2, May 2017	4,065
London Metal Exchange Lead, February 2017	137,569
London Metal Exchange Tin, March 2017	(13,764)
New York Mercantile Exchange Gasoline RBOB, March 2017	(8,448)
New York Mercantile Exchange Heating Oil, February 2017	(13,296)
New York Mercantile Exchange Heating Oil, March 2017	(5,698)
New York Mercantile Exchange Palladium, March 2017	72,486
$416,174

Reference Entity — Short	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Soybean Meal, May 2017	$ 12,387
Chicago Board of Trade Soybean Oil, May 2017	21,501
Chicago Board of Trade Wheat, March 2017	(32,812)
COMEX Gold, February 2017	(26,544)
COMEX Gold, April 2017	(9,094)
COMEX Silver, March 2017	(26,426)
COMEX Silver, May 2017	(19,643)

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Reference Entity — Short	Unrealized Appreciation/ (Depreciation)
Intercontinental Exchange Cocoa, March 2017	$ 3,805
Intercontinental Exchange Coffee, May 2017	(66,803)
Intercontinental Exchange Sugar #11, March 2017	(32,328)
Intercontinental Exchange Sugar #11, May 2017	(3,072)
London Metal Exchange Lead, March 2017	(4,608)
London Metal Exchange Platinum, February 2017	(43,294)
London Metal Exchange Platinum, March 2017	4,326
London Metal Exchange Tin, February 2017	14,526
New York Mercantile Exchange Platinum, April 2017	(8,691)
New York Mercantile Exchange WTI Crude Oil, March 2017	7,963
New York Mercantile Exchange WTI Crude Oil, April 2017	7,550
$(201,257)

(u)	The following table represents the individual long and short positions and related values underlying the basket swap with Cargill, Inc., as of January 31, 2017, expiration date December 29, 2017:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Chicago Board of Trade Corn #2, December 2016	$ 235,025
Chicago Board of Trade Hard Red Winter Wheat, July 2017	33,463
Chicago Board of Trade Soybean, July 2016	(204,375)
Chicago Board of Trade Soybean, November 2016	(258,750)
Chicago Board of Trade Wheat, July 2016	131,745
Chicago Board of Trade Wheat, December 2016	(84,237)
Chicago Board of Trade Wheat, March 2017	18,100
Chicago Board of Trade Wheat, July 2017	42,825
Chicago Mercantile Exchange Lean Hogs, December 2016	434,500
Chicago Mercantile Exchange Live Cattle, August 2016	(115,800)
Chicago Mercantile Exchange Live Cattle, October 2016	187,270
COMEX Gold, April 2016	500,900
Intercontinental Exchange Brent Crude Oil, April 2016	(1,230,000)
Intercontinental Exchange Brent Crude Oil, May 2016	(147,500)
Intercontinental Exchange Brent Crude Oil, October 2016	(220,000)
Intercontinental Exchange Brent Crude Oil, March 2017	(137,000)
Intercontinental Exchange Cotton #2, March 2017	(50,250)
London Metal Exchange Copper, June 2016	(508,750)
New York Mercantile Exchange Natural Gas, October 2017	(191,951)
New York Mercantile Exchange Natural Gas, January 2018	287,760
$(1,277,025)
Unrealized
Appreciation/
Reference Entity — Short	(Depreciation)
Chicago Board of Trade Corn #2, December 2016	$ 89,376
Chicago Board of Trade Soybean, July 2016	130,782
Chicago Board of Trade Soybean, January 2017	(35,112)
Chicago Board of Trade Soybean, March 2017	(31,325)
Chicago Board of Trade Soybean, November 2016	15,700
Chicago Board of Trade Wheat, July 2016	157,500
Chicago Board of Trade Wheat, December 2016	42,500
Chicago Mercantile Exchange Lean Hog, December 2016	105,000
Chicago Mercantile Exchange Soybean Meal, July 2016	60,445
COMEX Gold, April 2016	(217,150)
Intercontinental Exchange Brent Crude Oil, April 2016	1,136,000
Intercontinental Exchange Brent Crude Oil, May 2016	105,000
Intercontinental Exchange Brent Crude Oil, October 2016	177,000
Intercontinental Exchange Brent Crude Oil, March 2017	112,000
Intercontinental Exchange Cotton #2, March 2017	12,875
London Metal Exchange Aluminum, December 2016	(140,000)
London Metal Exchange Copper, June 2016	242,513
New York Mercantile Exchange Natural Gas, October 2017	92,150
New York Mercantile Exchange Natural Gas, January 2018	(34,000)
$2,021,254

(v)	The following table represents the individual long and short positions and related values underlying the basket swap with BNP Paribas SA, as of January 31, 2017, expiration date January 19, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
Eastman Chemical Co.	$(42,834)
Hologic, Inc.	(2,661)
Lennar Corp.	(12,161)
Mohawk Industries, Inc.	(13,857)
Occidental Petroleum Corp.	24,070
Oracle Corp.	14,745
Phillips 66	19,074
VeriSign, Inc.	42,354
Yahoo! Inc.	(4,337)
$ 24,393

Reference Entity — Short	Unrealized Depreciation
S&P 500 Index	$(122,089)

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

(w)	The following table represents the individual long and short positions and related values underlying the basket swap with BNP Paribas SA, as of January 31, 2017, expiration date January 19, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
AbbVie, Inc.	$(32,270)
Akamai Technologies, Inc.	(9,050)
Alibaba Group Holding Ltd.	(66,759)
Amazon.com, Inc.	(1,195)
Apple, Inc.	(37,940)
Baidu, Inc.	(84,979)
Broadcom Ltd.	19,935
EOG Resources, Inc.	(92,506)
E-Trade Financial Corp.	(55,693)
Facebook, Inc.	(2,944)
Gilead Sciences, Inc.	(28,449)
Halliburton Co.	(1,805)
Micron Technology, Inc.	(9,737)
Priceline Group, Inc. (The)	(4,770)
salesforce.com, Inc.	(33,908)
Whirlpool Corp.	31,251
$(410,819)

Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$334,080

(x)	The following table represents the individual long position and related values underlying the basket swap with JPMorgan Chase Bank N.A., as of January 31, 2017, expiration date January 19, 2018:

Unrealized
Reference Entity — Long	Depreciation
Eastman Chemical Co.	$(109,945)
Lennar Corp.	(76,443)
Occidental Petroleum Corp.	(41,802)
Oracle Corp.	(14,066)
Phillips 66	(60,979)
S&P 500 Index	(83,126)
VeriSign, Inc.	(79,209)
Yahoo! Inc.	(55,213)
$(520,783)

(y)	The following table represents the individual long position and related values underlying the basket swap with JPMorgan Chase Bank N.A., as of January 31, 2017, expiration date January 19, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
AbbVie, Inc.	$(278,499)
Amazon.com, Inc.	(106,536)
Apple, Inc.	(156,684)
Biogen, Inc.	(269,423)
Chevron Corp.	(61,627)
Exxon Mobil Corp.	(68,376)
Halliburton Co.	(107,228)
Unrealized
Appreciation/
Reference Entity — Long (Continued)	(Depreciation)
Microsoft Corp.	$(176,547)
Netflix.com, Inc.	(308,416)
Phillips 66	(193,303)
S&P 500 Index	806,394
$(920,245)

(z)	The following table represents the individual long and short positions and related values underlying the basket swap with Societe Generale, as of January 31, 2017, expiration date January 19, 2018:

Unrealized
Appreciation/
Reference Entity — Long	(Depreciation)
AbbVie, Inc.	$ (154,061)
Amazon.com, Inc.	(152,035)
Apple, Inc.	175,445
Biogen, Inc.	(32,240)
Chevron Corp.	(314,615)
Exxon Mobil Corp.	(168,063)
Halliburton Co.	(65,583)
Microsoft Corp.	(118,907)
Netflix, Inc.	(257,115)
Phillips 66	(121,864)
$(1,209,038)

Reference Entity — Short	Unrealized Depreciation
S&P 500 Index	$(104,332)

ADR — American Depositary Receipt

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

Cnv. — Convertible

ETF — Exchange Traded Fund

FOR — Foreign Ownership Restrictions

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	11.8%
Banks	0.6%
Collateralized Mortgage Obligations	7.8%
Commercial Mortgage-Backed Securities	1.0%
Consumer Discretionary	2.3%
Consumer Staples	1.1%
Diversified Financials	1.3%
Energy	0.6%
Financials	0.9%
Health Care	1.3%
Industrials	2.0%
Information Technology	3.1%
Insurance	0.8%
Materials	0.8%
Real Estate	1.6%
Telecommunication Services	1.0%
U.S. Government Agencies and Securities	39.7%
Utilities	0.5%
Other*	21.8%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

115

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 37.0%
Banks — 6.8%
$3,800,000	Bank of America NA, 1.25%, 02/14/17	$3,800,494
2,650,000	Bank of Montreal, 1.35%, 08/28/18	2,634,439
3,000,000	Capital One NA, 1.65%, 02/05/18	2,999,082
2,000,000	Capital One NA, 1.85%, 09/13/19	1,982,062
2,975,000	Citigroup, Inc., 3.89%, 01/10/28(b)	2,973,001
5,000,000	Commonwealth Bank of Australia, 1.13%, 03/13/17	5,001,850
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(c)	2,002,820
2,770,000	Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,833,184
2,750,000	Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,677,472
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,504,895
6,125,000	KFW, 1.25%, 02/15/17	6,125,919
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,261,234
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(c)	4,942,850
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,353,044
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	7,987,744
		52,080,090
Consumer Discretionary — 4.4%
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,686,542
3,435,000	Carnival Corp., 1.88%, 12/15/17	3,448,283
6,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(c)	6,012,318
7,700,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	7,742,804
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,681,771
2,215,000	Time Warner, Inc., 2.10%, 06/01/19	2,217,948
4,200,000	TJX Cos., Inc. (The), 2.25%, 09/15/26	3,849,527
Principal
Amount		Value
Consumer Discretionary (continued)
$1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	$1,775,699
3,500,000	Toyota Motor Credit Corp. MTN, 3.20%, 01/11/27	3,484,695
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,821,256
		33,720,843
Consumer Staples — 2.0%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,004,104
3,000,000	Anheuser-Busch Inbev Finance, Inc., 3.65%, 02/01/26	3,008,595
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	3,993,724
3,000,000	McDonald’s Corp. MTN, 2.10%, 12/07/18	3,021,108
2,077,000	Sysco Corp, 1.90%, 04/01/19	2,080,018
		15,107,549
Diversified Financials — 3.7%
4,960,000	Bank of America Corp., 3.50%, 04/19/26	4,875,293
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,403,461
2,930,000	Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	3,049,427
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,070,196
3,800,000	JPMorgan Chase & Co., 1.67%, 01/28/19(b)	3,810,990
2,202,000	JPMorgan Chase & Co., 2.00%, 01/23/20(b)	2,229,787
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,022,137
3,900,000	Toronto-Dominion Bank (The), 1.44%, 07/02/19(b)	3,906,630
		28,367,921
Energy — 4.0%
3,315,000	ConocoPhillips Co., 4.95%, 03/15/26	3,641,425
3,000,000	Energy Transfer Partners LP, 4.15%, 10/01/20	3,135,969
3,000,000	Energy Transfer Partners LP, 4.05%, 03/15/25	2,975,154

116

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal
Amount		Value
Energy (continued)
$5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	$5,300,654
2,845,000	HollyFrontier Corp., 5.88%, 04/01/26	2,953,983
2,605,000	Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	2,713,285
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(c)	1,000,356
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	6,003,252
2,120,000	Tennessee Gas Pipeline Co. LLC, 7.50%, 04/01/17	2,141,039
1,000,000	TransCanada Pipelines Ltd., 1.88%, 01/12/18	1,002,511
		30,867,628
Health Care — 4.7%
5,000,000	Abbott Laboratories, 2.35%, 11/22/19	5,013,260
4,390,000	Aetna, Inc., 1.90%, 06/07/19	4,399,605
4,000,000	Amgen, Inc., 2.20%, 05/22/19	4,027,004
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	2,001,280
2,255,000	McKesson Corp., 2.28%, 03/15/19	2,263,050
3,000,000	Medtronic, Inc., 2.50%, 03/15/20	3,036,540
5,955,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	5,884,344
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(c)	5,003,385
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,950,470
		35,578,938
Industrials — 3.2%
6,115,000	Caterpillar Financial Services Corp., 1.35%, 05/18/19	6,062,790
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,659,551
1,525,000	Ecolab, Inc., 2.00%, 01/14/19	1,529,915
29,382	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(c)	29,429
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,687,202
Principal
Amount		Value
Industrials (continued)
$2,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.40%, 11/15/26(c)	$1,916,360
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,458,566
1,000,000	Stanley Black & Decker, Inc., 1.62%, 11/17/18	996,349
		24,340,162
Information Technology — 3.7%
6,500,000	Apple, Inc., 1.13%, 05/03/18(b)	6,518,005
5,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(c)	4,961,870
2,000,000	Broadridge Financial Solutions Inc., 3.40%, 06/27/26	1,923,282
2,000,000	Cisco Systems, Inc., 1.60%, 02/28/19	2,000,796
2,020,000	Cisco Systems, Inc., 1.40%, 09/20/19	1,999,804
3,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 06/01/19(c)	3,061,722
3,000,000	Microsoft Corp., 1.30%, 11/03/18	2,995,746
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,895,747
2,190,000	Oracle Corp., 2.25%, 10/08/19	2,217,307
		28,574,279
Insurance — 1.4%
3,040,000	Berkshire Hathaway, Inc., 3.13%, 03/15/26	3,014,239
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(c)	5,008,995
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(c)	3,003,480
		11,026,714
Materials — 0.3%
2,270,000	BHP Billiton Finance USA Ltd., 2.05%, 09/30/18	2,281,021
Real Estate — 0.4%
3,000,000	American Tower Corp. REIT,, 2.80%, 06/01/20	3,005,529
Telecommunication Services — 0.8%
2,000,000	AT&T, Inc., 4.25%, 03/01/27	1,998,800

117

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal
Amount		Value
Telecommunication Services (continued)
$4,000,000	Verizon Communications Inc, 1.38%, 08/15/19	$3,959,408
		5,958,208

Utilities — 1.6%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	3,013,098
3,690,000	Duke Energy Corp., 1.63%, 08/15/17	3,693,207
3,000,000	National Rural Utilities Cooperative Finance Corp. MTN, 3.25%, 11/01/25	3,027,837
2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	2,331,977
		12,066,119
Total Corporate Bonds (Cost $284,126,103)		282,975,001
ASSET-BACKED SECURITIES — 7.7%
CAYMAN ISLANDS — 4.6%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 2.21%, 07/13/25(b)(c)	8,474,500
4,000,000	Cavalry CLO II Ltd., 2.37%, 01/17/24(b)(c)	4,000,535
3,555,000	CIFC Funding Ltd., Series 2013-IA, Class A1, 2.17%, 04/16/25(b)(c)	3,554,870
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, 2.28%, 11/22/25(b)(c)	2,396,283
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 2.44%, 10/24/25(b)(c)	5,994,480
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, 2.47%, 10/20/25(b)(c)	4,810,900
2,000,000	Securitized Term Auto Receivables Trust 2016-1, 1.52%, 03/25/20(c)	1,987,824
4,000,000	York CLO 1 Ltd. Series 2014-1A, Class A, 2.43%, 01/22/27(b)(c)	3,996,565
		35,215,957
UNITED STATES — 3.1%
636,252	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	636,145
Principal
Amount		Value
UNITED STATES (continued)
$467,268	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	$467,096
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/16/21	2,961,711
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,975,938
2,000,000	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(c)	1,997,711
1,000,000	Enterprise Fleet Financing LLC Series 2017-1, Class A2, 2.13%, 07/20/22(c)	1,000,182
628,557	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	628,404
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	3,998,910
5,000,000	Hertz Vehicle Financing LLC Series 2016-3, 2.27%, 07/25/20(c)	4,945,551
674,566	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	674,074
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	2,000,996
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	995,531
420,163	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	420,136
		23,702,385
Total Asset-Backed Securities (Cost $59,162,366)		58,918,342
MUNICIPAL BONDS — 1.3%
California — 0.5%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	3,917,491
Georgia — 0.4%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,116,035

118

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal
Amount		Value
Illinois — 0.4%
$2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	$2,606,188
Total Municipal Bonds (Cost $9,591,264)		9,639,714
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
1,655,599	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(c)	1,629,001
Total Collateralized Mortgage Obligations (Cost $1,691,689)		1,629,001
U.S. GOVERNMENT AGENCIES — 6.5%
Fannie Mae — 2.6%
6,720,000	0.88%, 12/20/17	6,718,333
7,802,000	1.88%, 02/19/19	7,895,382
5,000,000	1.00%, 02/26/19	4,969,515
		19,583,230
Federal Home Loan Bank — 2.9%
5,200,000	0.63%, 10/26/17	5,196,417
5,000,000	0.88%, 10/01/18	4,976,255
12,485,000	1.13%, 06/21/19	12,414,048
		22,586,720
Overseas Private Investment Corp. — 0.5%
3,849,055	5.14%, 12/15/23	4,143,076
		4,143,076
Private Export Funding Corp. — 0.1%
500,000	2.25%, 12/15/17	505,655
		505,655
Small Business Administration — 0.3%
344,369	4.73%, 02/10/19	359,404
419,986	4.11%, 03/10/20	435,794
1,513,650	4.08%, 03/10/21	1,584,541
		2,379,739
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	758,406
		758,406
Total U.S. Government Agencies (Cost $49,788,621)		49,956,826
Principal
Amount		Value
U.S. GOVERNMENT SECURITIES — 46.4%
U.S. Treasury Notes — 46.4%
$4,615,000	0.88%, 11/30/17	$4,617,704
2,680,000	0.75%, 04/30/18	2,672,986
14,182,000	0.88%, 05/31/18	14,160,954
500,000	0.75%, 09/30/18	497,031
14,300,000	0.88%, 10/15/18	14,240,226
8,686,000	0.88%, 04/15/19	8,607,626
18,616,000	0.88%, 05/15/19	18,429,114
18,660,000	0.88%, 09/15/19	18,415,088
52,901,000	1.88%, 11/30/21	52,822,495
34,714,000	1.88%, 10/31/22	34,312,637
26,540,000	0.63%, 01/15/24(d)	28,231,153
78,115,000	2.38%, 08/15/24	78,490,343
82,090,000	2.00%, 02/15/25	79,893,436
Total U.S. Government Securities (Cost $359,800,627)		355,390,793

Shares
INVESTMENT COMPANY — 0.2%
1,908,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	1,908,600
Total Investment Company (Cost $1,908,600)		1,908,600
TOTAL INVESTMENTS — 99.3% (Cost $766,069,270)(a)		$760,418,277
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		5,053,909
NET ASSETS — 100.0%		$765,472,186

119

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

(a)	Cost for federal income tax purposes is $766,271,276 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$1,639,507
Unrealized depreciation	(7,532,506)
Net unrealized depreciation	$(5,892,999)

(b)	Variable rate security. Rate shown is the rate as of January 31, 2017.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $81,731,987 which is 10.68% of net assets.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at January 31, 2017.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

GO — General Obligations

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	52.9%
Corporate Bonds	37.0
Municipal Bonds	1.3
Asset Backed Securities	7.7
Collateralized Mortgage Obligations	0.2
Other*	0.9
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2017
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.7%
Alabama — 1.0%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,574,000
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,537,071
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,571,376
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,360,378
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,785,300
		18,828,125
Arizona — 1.1%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,043,000
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,285,720
2,500,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,919,800
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,145,970
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,001,645
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	373,589
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,044,652
5,000,000	City of Phoenix Advance Refunding GO, 5.00%, 07/01/25	6,048,250
Principal Amount		Value
Arizona (continued)
$500,000	City of Tempe Advance Refunding Revenue, 5.00%, 07/01/26	$603,769
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	217,457
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,214,451
		21,898,303
Arkansas — 0.1%
2,160,000	Pulaski County Special School District School Improvements GO, (State Aid Withholding), 3.00%, 02/01/17	2,160,000
California — 6.1%
6,250,000	California State Current Refunding GO - Group C, 5.00%, 08/01/27	7,326,438
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,372,000
10,000,000	City of Los Angeles Cash Flow Management GO Notes, Series A, 2.00%, 03/30/17	10,021,300
1,150,000	City of Roseville Water Utility Advance Revenue Refunding COP, 5.00%, 12/01/22	1,352,699
22,000,000	County of Los Angeles Public Improvements GO, 3.00%, 06/30/17	22,201,080
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,031,550
995,000	Los Angeles Department of Water Utility Improvements Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,211,214
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,137,165
2,500,000	Sacramento Municipal Utility District Refunding Revenue - Series D, 5.00%, 08/15/27	3,065,225

121

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	$1,196,520
1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	1,543,438
10,000,000	State of California Refunding GO, 5.00%, 09/01/22	11,702,400
750,000	State of California Refunding GO, 5.00%, 03/01/23	881,438
8,000,000	State of California Refunding GO, 5.00%, 03/01/24	9,477,840
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,490,480
18,720,000	State of California Refunding GO, 5.00%, 09/01/27	22,332,024
3,000,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,548,280
		119,891,091
Colorado — 1.9%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	550,459
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,641,805
20,000,000	Colorado State Education Loan Program Cash Flow Management Revenue Notes Series B, 4.00%, 06/29/17	20,258,800
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,397,420
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	118,843
Principal Amount		Value
Colorado (continued)
$975,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding), 5.00%, 12/15/25	$1,176,357
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,051,160
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,379,290
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,618,208
1,000,000	Weld County School District No Re-1 School Improvements GO, (AGM, State Aid Withholding), 5.00%, 12/15/23	1,169,880
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 05/15/26	2,695,644
		38,057,866
Connecticut — 4.4%
2,000,000	Hartford County Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	2,286,200
1,695,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM), 5.00%, 11/01/23	1,946,233
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	6,789,513
7,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/24	8,117,970
8,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/25	9,292,800
6,000,000	State of Connecticut Public Improvements GO, Series F, 5.00%, 11/15/26	6,985,740
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,557,281

122

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	$1,434,388
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,421,040
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,337,160
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	8,745,200
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,835,400
10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E, 5.00%, 10/15/23	11,559,800
3,900,000	Town of Ledyard Cash Flow Management GO Notes, 2.00%, 05/24/17	3,914,157
5,000,000	Town of Redding School Improvement Refunding GO, 2.00%, 03/15/17	5,006,700
		87,229,582

District Of Columbia — 1.1%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,507,500
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,129,710
15,000,000	Washington Metropolitan Area Transit Authority Revenue, Series A, 4.00%, 07/01/17	15,184,650
		21,821,860
Florida — 1.6%
4,790,000	County of Miami-Dade Public Improvements GO, 5.00%, 07/01/24	5,684,485
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,174,050
Principal Amount		Value
Florida (continued)
$5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	$5,087,000
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,162,302
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,397,628
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	4,746,960
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,053,640
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,250,700
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	535,655
		32,092,420
Georgia — 3.6%
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds, 5.00%, 06/15/27	1,869,101
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds, 5.00%, 06/15/28	2,073,813
2,000,000	Cherokee County Board of Education Advance Refunding GO, 5.00%, 08/01/23	2,359,720
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	878,355
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	3,116,446
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	2,433,165
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	439,519

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(Unaudited)

Principal Amount		Value
Georgia (continued)
$1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	$1,036,650
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,053,666
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,312,700
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,395,150
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,224,240
3,000,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.60%, 09/01/35(b)	3,000,000
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/25	1,274,197
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,818,697
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,286,538
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,014,859
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,061,144
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,555,665
28,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	33,541,901
		71,745,526
Principal Amount		Value
Hawaii — 0.4%
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	$1,131,920
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	416,363
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	5,935,850
		7,484,133
Idaho — 0.7%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,203,000
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,747,455
10,000,000	State of Idaho Cash Flow Management GO Notes, 2.00%, 06/30/17	10,049,100
		12,999,555
Illinois — 1.0%
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,434,595
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,656,396
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,097,110
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	3,811,665
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,301,120
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,671,885

124

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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
Illinois (continued)
$780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	$868,007
		18,840,778
Indiana — 0.5%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	554,879
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,530,684
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	290,363
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,020,400
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	541,529
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	580,859
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,045,090
		9,563,804
Iowa — 0.1%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,019,582
Kansas — 0.2%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,482,428
Principal Amount		Value
Kansas (continued)
$2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	$2,240,612
		3,723,040
Kentucky — 0.5%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,579,415
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	5,829,700
		9,409,115
Louisiana — 0.1%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1, 5.00%, 08/01/26	450,638
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds, 5.00%, 09/01/22	2,272,160
		2,722,798
Maine — 0.2%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	2,450,948
670,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	681,182
30,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17(c)	30,501
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	186,542

125

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
Maine (continued)
$5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21(c)	$5,705
		3,354,878
Maryland — 1.7%
1,200,000	County of Baltimore Refunding GO, (Special Assessment), 5.00%, 02/01/29	1,433,904
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,737,785
9,355,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/25	11,348,176
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,124,210
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	11,991,300
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,327,287
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,020,990
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,041,980
		34,025,632
Massachusetts — 9.6%
7,900,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 07/28/17	7,937,446
3,607,450	City of Lawrence Cash Flow Management GO Notes, (State Aid Withholding), 2.00%, 03/01/17	3,610,841
10,000,000	City of Lawrence Cash Flow Management GO Notes, Series A, (State Aid Withholding), 2.00%, 09/01/17	10,055,200
15,818,882	City of New Bedford Refunding GO Notes, 2.00%, 05/03/17	15,860,169
Principal Amount		Value
Massachusetts (continued)
$7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A, 5.00%, 07/01/25	$8,437,730
5,705,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/27	6,975,846
8,165,000	Commonwealth of Massachusetts Cash Flow Management GO Notes, Series B, 2.00%, 05/22/17	8,196,272
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,501,976
4,000,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	4,663,040
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	9,752,850
1,040,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.66%, 01/01/21(b)	1,040,000
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,473,780
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	9,084,267
7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/25/17	7,534,650
5,300,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/11/17	5,323,055
6,800,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A-2, 0.66%, 07/01/26(b)	6,800,000

126

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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$4,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, Series Y, 0.64%, 07/01/35(b)	$4,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	8,746,120
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	584,775
4,845,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.66%, 08/01/37(b)	4,845,000
5,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 06/30/17	5,018,700
3,000,000	Metrowest Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 09/22/17	3,017,040
19,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/04/17	19,082,460
4,000,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/25/17	4,021,640
3,685,000	Town of Canton Public Improvements GO, 2.00%, 03/24/17	3,691,486
4,780,000	Town of Easton Cash Flow Management Refunding GO Notes, 2.00%, 08/18/17	4,803,422
10,379,952	Town of Marblehead Refunding GO Notes, 2.00%, 08/04/17	10,431,956
1,430,000	Town of Northborough Cash Flow Management GO Notes, 2.00%, 06/16/17	1,435,119
7,500,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 06/30/17	7,528,650
		189,453,490
Principal Amount		Value
Michigan — 0.6%
$200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	$230,481
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	658,089
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,431,315
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,155,990
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	419,219
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	269,465
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,441,069
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,162,380
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	4,804,745
		11,572,753
Minnesota — 1.8%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,790,760
1,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	1,206,690
9,875,000	County of Hennepin Public Improvements GO, Series C, 0.65%, 12/01/33(b)	9,875,000
910,000	Rockford Independent School District No. 883 Refunding GO (School District Credit Program), 5.00%, 02/01/17	910,000
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A, 5.00%, 02/01/25	2,619,122

127

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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
Minnesota (continued)
$5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	$5,962,943
750,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	861,608
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,167,100
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,645,556
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,242,269
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,415,525
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,128,200
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,185,590
		35,010,363
Mississippi — 0.2%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue, 5.00%, 12/01/23	759,395
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	1,916,012
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program), 5.00%, 01/01/23	659,712
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	358,400
Principal Amount		Value
Mississippi (continued)
$830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A, 5.00%, 10/01/25	$987,816
		4,681,335
Missouri — 0.9%
570,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	623,854
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	330,413
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,676,211
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	4,684,560
915,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,102,291
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,434,083
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,284,860
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	300,767
850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,008,865

128

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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
Missouri (continued)
$1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	$2,109,330
		17,555,234
Montana — 0.1%
2,625,000	Montana Department of Transportation Advance Refunding Revenue Bonds, 4.00%, 06/01/17	2,651,093
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,851,042
New Hampshire — 0.1%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,446,583
New Jersey — 2.6%
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	205,409
1,150,000	Burlington County Bridge Commission Governmental Leasing Refunding Revenue Notes, Series A, 2.00%, 04/26/17	1,153,243
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,048,120
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	233,443
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	1,136,739
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	423,399
Principal Amount		Value
New Jersey (continued)
$11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	$11,958,636
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	42,414
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,428,726
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	10,836,082
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,156,220
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,627,305
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, 5.00%, 06/15/24	1,725,035
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	524,885
4,320,000	Township of Mendham GO Refunding Notes, 2.00%, 05/18/17	4,333,522
11,814,691	Township of Wayne GO Refunding Notes, 2.00%, 07/14/17	11,863,604
		51,696,782
New Mexico — 0.6%
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	253,898
6,210,000	State of New Mexico, University and College Improvements GO, 5.00%, 03/01/17	6,230,866

129

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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
New Mexico (continued)
$4,950,000	University of New Mexico/The Refunding Revenue Bonds, Series C, 0.65%, 06/01/30(b)	$4,950,000
		11,434,764
New York — 20.9%
5,500,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	6,525,255
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	11,841,400
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,103,900
8,200,000	City of New York Public Improvements GO, Sub-Series B-3 (TD Bank N.A.), 0.63%, 09/01/27(b)	8,200,000
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,868,061
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,103,900
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,076,580
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	755,027
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,490,109
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,083,120
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,207,800
2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	2,856,700
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	21,489,230
4,500,000	County of Rockland Cash Flow Management Refunding GO, 2.00%, 03/16/17	4,505,715
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	505,146
Principal Amount		Value
New York (continued)
$2,799,000	County of Tompkins Public Improvements GO Notes, 2.00%, 07/07/17	$2,811,679
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,098,160
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,659,600
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B, 5.00%, 11/15/34(b)	5,453,200
650,000	Metropolitan Transportation Authority Cash Flow Management Revenue Notes, Series A-2C, 2.00%, 02/01/17	650,000
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B, 5.00%, 11/15/28	281,759
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B, 5.00%, 11/15/29	1,019,156
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,201,315
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,184,161
9,000,000	Middle Country Central School District At Centereach Cash Flow Management GO Notes, (State Aid Withholding), 2.00%, 06/27/17	9,033,120
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,654,050
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	2,976,675

130

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Portfolio of Investments - (Continued)	January 31, 2017
(Unaudited)

Principal Amount		Value
New York (continued)
$11,030,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	$13,220,779
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,602,423
1,605,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22	1,733,673
595,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22(c)	644,355
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,267,786
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	793,832
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,343,820
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,233,150
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,149,187
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,794,206
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	999,337
Principal Amount		Value
New York (continued)
$1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	$1,768,704
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,795,208
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	233,883
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	4,700,000
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	553,986
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	677,112
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,413,507
4,875,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2, 0.67%, 06/15/33(b)	4,875,000
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, 0.67%, 04/01/24(b)	8,000,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17(d)	704,816
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,232,600
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,488,100

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
New York (continued)
$9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	$10,738,819
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	9,027,909
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	16,650,200
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	15,892
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,802,586
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue, 5.00%, 07/01/25	1,183,570
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,236,094
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	16,964,850
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,870,778
765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A (NATL-IBC), 5.88%, 05/15/17	776,177
8,695,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D, 0.63%, 07/01/31(b)	8,695,000
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,288,805
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,187,778
Principal Amount		Value
New York (continued)
$7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	$9,135,203
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 02/15/27	1,204,300
3,770,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17(c)	3,788,435
230,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	231,159
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	2,864,450
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue, 5.00%, 06/15/25	4,561,088
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	4,038,678
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20(c)	3,403,712
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21(c)	2,669,787
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	2,645,550

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
New York (continued)
$1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	$1,427,199
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,587,357
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,394,750
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,050,575
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	402,027
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	8,978,960
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,378,600
2,250,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,691,788
6,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	8,056,272
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,452,672
3,550,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 189, 5.00%, 05/01/23	4,172,173
7,800,000	Rockville Centre Union Free School District Cash Flow Management GO Notes (State Aid Withholding), 2.00%, 06/23/17	7,827,846
Principal Amount		Value
New York (continued)
$4,015,000	Town of North Hempstead Cash Flow Management Refunding GO, Series B, 2.00%, 04/04/17	$4,023,913
4,700,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	5,683,099
3,630,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/24	4,356,182
2,325,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/27	2,825,573
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 0.63%, 01/01/32(b)(d)	3,000,000
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,395,774
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,877,008
		413,422,870
North Carolina — 1.7%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	753,481
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,029,890
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,454,389
880,000	City of Charlotte Storm Water Current Refunding Revenue, 5.00%, 12/01/22	1,031,923
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,553,750
3,325,000	County of Wake Advance Refunding Revenue, Series A, 5.00%, 12/01/26	4,038,778
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	2,859,653

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
North Carolina (continued)
$615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	$621,421
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	701,548
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	765,133
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	1,199,540
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	372,229
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,286,780
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	11,929,900
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,600,359
		34,198,774
Ohio — 3.2%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/23	1,393,950
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,200,300
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/25	1,555,004
5,800,000	City of Columbus Cash Flow Management GO Notes, 1.75%, 08/04/17	5,819,372
2,500,000	City of Columbus GO, Series A, 5.00%, 02/15/22	2,902,900
3,500,000	City of Columbus GO, Series A, 4.00%, 08/15/25	3,952,830
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,379,240
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,282,622
Principal Amount		Value
Ohio (continued)
$1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	$1,175,930
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,779,171
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,181,450
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,518,394
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	5,823,100
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,665,160
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	373,677
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,027,630
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,709,363
300,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	354,885
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	250,417
6,630,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 4.00%, 12/15/17	6,810,469
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/20	2,258,760

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Ohio (continued)
$5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/24	$5,962,300
2,000,000	State of Ohio Mental Health Facility Improvements Revenue, 5.00%, 06/01/25	2,373,740
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	1,667,535
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A, 5.00%, 06/01/26	2,402,580
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,753,943
		63,574,722
Oklahoma — 0.3%
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	2,382,140
1,795,000	University of Oklahoma Refunding Revenue Bonds, Series A, 3.00%, 07/01/17	1,810,275
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	1,488,838
		5,681,253
Oregon — 0.6%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,313,585
400,000	Clackamas County School District No 86 Canby Refunding Revenue Bonds GO, Series A, (School Board GTY), 3.00%, 06/15/17	403,151
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	827,070
Principal Amount		Value
Oregon (continued)
$5,500,000	State of Oregon Cash Flow Management GO Notes, Series A, 2.00%, 06/30/17	$5,526,785
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,865,056
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,236,608
		12,172,255
Pennsylvania — 1.9%
20,065,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2, 5.00%, 09/15/17	20,574,651
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2, 5.00%, 09/15/20	11,122,800
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,189,400
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B, 5.00%, 09/01/26	3,638,070
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A, 5.00%, 09/01/26	1,503,736
		38,028,657
Rhode Island — 0.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	8,028,571
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,431,220

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Rhode Island (continued)
$705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	$731,339
		12,191,130
South Carolina — 2.4%
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds, 5.00%, 01/01/24	2,219,126
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,230,882
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	882,297
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,180,769
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,811,694
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District), 5.00%, 03/01/26	2,839,294
5,000,000	Richland County School District No 1 School Improvements GO Notes (South Carolina School District), 2.00%, 03/01/17	5,005,250
10,000,000	South Carolina Association of Governmental Organizations Cash Flow Management Certificate of Participation, (South Carolina School District), 2.00%, 04/14/17	10,022,500
16,420,000	South Carolina Association of Governmental Organizations Cash Flow Management Certificate of Participation, (South Carolina School District) Series A, 3.00%, 03/01/17	16,447,586
Principal Amount		Value
South Carolina (continued)
$330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	$356,007
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	733,591
		47,728,996
Tennessee — 0.4%
5,000,000	Metropolitan Government of Nashville & Davidson County Advance Refunding GO, 5.00%, 01/01/25	5,987,250
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,074,267
		7,061,517
Texas — 14.8%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,224,600
3,630,000	Alief Independent School District School Improvements Refunding GO, (PSF-GTD), 5.00%, 02/15/25	4,312,912
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 02/15/22	1,152,280
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,021,792
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	2,056,535
1,100,000	Amarillo College District Refunding GO, 4.00%, 02/15/20	1,179,893
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	567,004
4,340,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	5,163,081

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/21	$1,142,210
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	412,347
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26	6,325,378
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,284,829
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,926,626
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/25	1,199,570
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,146,010
2,535,000	City of Cedar Park Public Improvements Refunding GO, 5.00%, 02/15/20	2,793,950
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,789,227
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,097,671
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,413,038
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	2,016,531
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,520,755
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	978,562
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	410,395
Principal Amount		Value
Texas (continued)
$1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	$1,459,488
6,635,000	City of Fort Worth General Purpose Refunding GO, 5.00%, 03/01/17	6,657,227
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue, 5.00%, 02/15/25	6,129,496
1,325,000	City of Lubbock Prerefunded Public Improvements GO, 5.25%, 02/15/20(c)	1,431,636
450,000	City of Lubbock Unrefunded Public Improvements GO, 5.25%, 02/15/20	487,313
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/25	2,658,074
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/26	2,814,914
2,440,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	2,877,492
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,417,782
1,430,000	Clear Creek Independent School District GO, (PSF-GTD), Series B, 3.00%, 02/15/35(b)	1,443,957
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,806,587
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,428,360
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,533,252
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	3,392,362
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	800,915
3,440,000	County of Dallas Public Improvements GO, 5.00%, 08/15/26	4,165,462

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	$1,790,550
1,590,000	County of Harris Advance Refunding Revenue, Series A, 5.00%, 08/15/25	1,895,089
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,134,380
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	423,125
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,096,237
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,039,240
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,376,880
4,450,000	Dallas Independent School District School Improvement School Building GO, (PSF-GTD), Series B-1, 3.00%, 02/15/36(b)	4,453,427
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,283,005
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	245,355
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,286,506
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,199,039
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	2,190,770
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,554,760
Principal Amount		Value
Texas (continued)
$1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	$1,766,160
420,000	Forsan Independent School District Refunding Bonds GO, (PSF-GTD), 4.00%, 02/15/17	420,475
100,000	Forsan Independent School District Refunding Bonds GO, (PSF-GTD), 4.00%, 02/15/17(c)	100,105
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	7,078,260
2,000,000	Fort Worth Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/22	2,309,760
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,031,229
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	268,809
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/25	3,009,525
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,655,601
13,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	13,126,880
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,099,170
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/27	3,285,173
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM), 5.25%, 04/15/21	2,125,633

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$960,000	Houston Community College System University & College Improvements Revenue Bonds (AGM), 5.25%, 04/15/21(c)	$1,008,413
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	4,507,050
6,000,000	Houston Independent School District School Improvements GO, Series 2014A-1A, (PSF-GTD), 2.00%, 06/01/39(b)(d)	6,018,360
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,900,632
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	689,937
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	594,869
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	1,177,860
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,175,642
1,760,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,081,992
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	270,632
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,205,041
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	4,055,990
235,000	Mercedes Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	272,957
Principal Amount		Value
Texas (continued)
$1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/23	$1,180,041
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/24	1,256,916
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	1,325,817
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/23	1,684,934
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/25	1,970,810
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/26	704,516
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/21	1,141,980
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/26	716,559
1,405,000	Mission Consolidated Independent School District Refunding Revenue Bonds, (PSF-GTD), 3.25%, 02/15/17	1,406,236
250,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	304,618
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,335,059
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	287,939
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,106,624
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	883,320

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	$1,789,481
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	3,085,273
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,190,540
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18(c)	270,723
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	265,756
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,068,616
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,193,584
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,273,069
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,193,580
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	843,674
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	152,321
1,450,000	Spring Independent School District Advance Refunding GO (PSF-GTD), 5.00%, 08/15/27	1,738,086
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/26	1,202,420
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	6,071,600
Principal Amount		Value
Texas (continued)
$2,695,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/01/20	$3,035,918
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/25	3,863,744
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	7,809,620
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,396,964
6,950,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/20	7,829,175
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	6,925,628
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,077,469
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,658,059
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	583,045
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	1,984,970
1,235,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,474,788
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,511,737
220,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/20	244,402
420,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/21(c)	477,221
140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,480,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/20(c)	$1,638,286
2,810,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/21(c)	3,178,194
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,121,625
9,000,000	University of Texas System University & College Improvements Revenue Bonds, Series J, 5.00%, 08/15/26	10,915,020
2,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	2,365,740
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	149,889
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/27	393,539
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	746,163
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,636,506
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,412,615
		291,918,440
Utah — 0.8%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,165,588
13,000,000	Salt Lake City Corp Cash Flow Management GO Notes, 2.00%, 06/30/17	13,056,290
Principal Amount		Value
Utah (continued)
$1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	$1,287,136
		16,509,014
Virginia — 3.1%
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	6,180,000
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	612,629
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,471,352
6,025,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Series B, 0.64%, 08/01/46(b)	6,025,000
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,396,138
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A, 5.00%, 09/01/28	1,196,680
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program), 5.00%, 09/01/21	2,237,000
6,450,000	Virginia Commonwealth Transportation Board Current Refunding Revenue, 5.00%, 05/15/17	6,528,303
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,786,600
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,821,291
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,364,125

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Virginia (continued)
$5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 02/01/24	$5,917,250
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	2,925,325
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 08/01/25	6,027,700
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,079,126
1,500,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	1,835,565
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,375,377
		61,779,461
Washington — 3.0%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,179,580
275,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/23	325,474
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	101,303
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,248,881
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,884,144
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,611,658
Principal Amount		Value
Washington (continued)
$825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	$979,160
5,500,000	Energy Northwest Refunding Revenue Bonds, 5.00%, 07/01/25	6,611,055
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	715,958
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,241,027
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,606,110
1,000,000	King County Sewer Improvements GO, Series B, 0.66%, 01/01/40(b)	1,000,000
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,392,188
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	890,228
1,320,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	1,564,121
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	5,901,750
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,406,037
5,000,000	State of Washington Advance Refunding GO, Series B, 5.00%, 07/01/26	5,966,450
9,650,000	State of Washington Advance Refunding GO, Series R-2017A, 5.00%, 08/01/22	11,258,559
1,000,000	State of Washington Public Improvements Advance Refunding COP, (State Higher Education Intercept Program), 3.00%, 07/01/17	1,009,170
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	927,832

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Principal Amount		Value
Washington (continued)
$3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	$3,539,120
325,000	Washington Health Care Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/15/24	379,743
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	5,295,213
		59,034,761
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	125,955
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	1,428,744
Total Municipal Bonds (Cost $1,923,668,542)		1,912,078,076
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Notes — 0.3%
6,000,000	2.00%, 08/15/2025	5,810,628
Total U.S. Government Securities (Cost $5,841,784)		5,810,628

Shares
INVESTMENT COMPANY — 1.8%
36,044,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$36,044,600
Total Investment Company (Cost $36,044,600)		36,044,600
TOTAL INVESTMENTS — 98.8% (Cost $1,965,554,926)(a)		$1,953,933,304
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		22,828,940
NET ASSETS — 100.0%		$1,976,762,244
(a)	Cost for federal income tax purposes is $1,965,594,368 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$12,873,089
Unrealized depreciation	(24,534,153)
Net unrealized depreciation	$(11,661,064)

(b)	Variable rate security. Rate shown is the rate as of January 31, 2017.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at January 31, 2017.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.
BAM — Build America Mutual Assurance Co.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
NATL-IBC — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2017 (Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.0%
Arizona	1.1%
Arkansas	0.1%
California	6.1%
Colorado	1.9%
Connecticut	4.4%
District Of Columbia	1.1%
Florida	1.6%
Georgia	3.6%
Hawaii	0.4%
Idaho	0.7%
Illinois	1.0%
Indiana	0.5%
Iowa	0.1%
Kansas	0.2%
Kentucky	0.5%
Louisiana	0.1%
Maine	0.2%
Maryland	1.7%
Massachusetts	9.6%
Michigan	0.6%
Minnesota	1.8%
Mississippi	0.2%
Missouri	0.9%
Montana	0.1%
Nevada	0.1%
New Hampshire	0.1%
New Jersey	2.6%
New Mexico	0.6%
New York	20.9%
North Carolina	1.7%
Ohio	3.2%
Oklahoma	0.3%
Oregon	0.6%
Pennsylvania	1.9%
Rhode Island	0.6%
South Carolina	2.4%
Tennessee	0.4%
Texas	14.8%
Utah	0.8%
Virginia	3.1%
Washington	3.0%
West Virginia	0.0%
Wisconsin	0.1%
Other*	3.3%
100.0%

*	Includes cash and equivalents, U.S. Government securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

144

Old Westbury Funds, Inc.
Notes To Financial Statements
January 31, 2017 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2017, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (Formerly Large Cap Core Fund) (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (Formerly Small & Mid Cap Fund) (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”) or the (“Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of January 31, 2017, the Subsidiary represented $77,748,127 or 1.28% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect

145

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2017 (Unaudited)

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

In August 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under GAAP, a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted

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or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 1 day during the period ended January 31, 2017. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2017, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended January 31, 2017.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

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The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of January 31, 2017, the Strategic Opportunities Fund held no collectibles.

F. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

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affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

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been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. Government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has since ended this quantitative easing and has begun to raise the federal funds rate, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The summary of inputs used to value the Funds’ investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
All Cap Core Fund
Equity Securities(b)	$1,255,487,419(a	)	$—		$—	$1,255,487,419
Investment Company	104,237,400		—		—	104,237,400
Total	$1,359,724,819		$—		$—	$1,359,724,819

Large Cap Strategies Fund
Equity Securities(b)	$13,864,018,288(a	)	$94,638,217(e	)	$—	$13,958,656,505
Participation Notes	6,356,033		—		—	6,356,033
Master Limited Partnerships	33,123,174(a	)	—		—	33,123,174
Preferred Stocks	6,893,149		—		—	6,893,149
Exchange Traded Funds	508,747,050(a	)	—		—	508,747,050
U.S. Government Agencies	—		189,949,775		—	189,949,775
U.S. Government Securities	—		58,999,233		—	58,999,233
Investment Company	324,653,150		—		—	324,653,150
Total	$14,743,790,844		$343,587,225		$—	$15,087,378,069

Small & Mid Cap Strategies Fund
Equity Securities(b)
Australia	$98,065,106		$97,238		$—	$98,162,344
Austria	9,538,597		—		—	9,538,597
Belgium	10,615,531		—		—	10,615,531
Bermuda	86,263,200		—		—	86,263,200
Brazil	8,754,294		—		42,093	8,796,387
Cambodia	97,560		—		—	97,560
Canada	135,306,799		7		—	135,306,806
Cayman Islands	2,329,861		—		—	2,329,861
Chile	2,385,754		—		—	2,385,754
China	61,479,476		—		148,718	61,628,194
Curacao	2,732,257		—		—	2,732,257
Denmark	24,213,256		—		—	24,213,256
Faeroe Islands	287,377		—		—	287,377
Finland	17,741,629		—		1,005	17,742,634
France	79,982,133		—		—	79,982,133
Gabon	9,200		—		—	9,200
Germany	95,662,333		—		—	95,662,333
Gibraltar	66,177		—		—	66,177
Greece	113,293		—		—	113,293
Guernsey	141,515		—		—	141,515
Hong Kong	65,094,408		—		308,219	65,402,627
India	65,794,269		—		1,420	65,795,689
Indonesia	23,634,217		—		3,651	23,637,868
Ireland	74,270,778		—		—	74,270,778
Isle of Man	151,868		—		—	151,868
Israel	83,970,088		—		—	83,970,088
Italy	18,157,228		—		—	18,157,228
Japan	290,756,925		—		—	290,756,925
Jersey Channel Islands	4,424,282		—		—	4,424,282
Luxembourg	10,459,996		—		25,288	10,485,284
Malaysia	19,080,982		—		—	19,080,982
Malta	295,270		—		—	295,270
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Martinique	$195,131	$—	$—	$195,131
Mexico	15,691,085	—	—	15,691,085
Monaco	238,809	—	—	238,809
Netherlands	26,669,214	—	—	26,669,214
New Zealand	41,528,773	—	—	41,528,773
Norway	6,022,128	—	—	6,022,128
Panama	34,901	—	—	34,901
Peru	3,797,563	—	—	3,797,563
Philippines	10,938,083	—	—	10,938,083
Poland	824,981	—	—	824,981
Portugal	1,289,208	—	—	1,289,208
Puerto Rico	1,311,670	—	—	1,311,670
Singapore	57,224,720	—	22,967	57,247,687
South Africa	9,330,994	41	—	9,331,035
South Korea	44,578,502	—	26,369	44,604,871
Spain	15,608,695	—	—	15,608,695
Sweden	45,820,368	—	—	45,820,368
Switzerland	89,334,322	—	—	89,334,322
Taiwan	48,742,555	—	489	48,743,044
Thailand	—	14,651,825	—	14,651,825
Turkey	459,118	—	—	459,118
United Arab Emirates	74,467	—	—	74,467
United Kingdom	210,867,252	—	—	210,867,252
United States	3,214,895,731	—	—	3,214,895,731
Total Equities	$5,137,353,929	$14,749,111	$580,219	$5,152,683,259
Exchange Traded Funds	277,205,752	—	—	277,205,752
Investment Company	50,553,300	—	—	50,553,300
Rights/Warrants
Brazil	323	—	—	323
Malaysia	19,761	—	—	19,761
Portugal	—	60,147	—	60,147
Singapore	—	539	—	539
South Korea	—	16,129	—	16,129
Taiwan	—	1,319	—	1,319
Total Rights/Warrants	$20,084	$78,134	$—	$98,218

U.S. Government Agencies	$—	$61,994,784	$—	$61,994,784
Cash Sweep	28,328,945	—	—	28,328,945

Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(641,264)	—	(641,264)
Total	$5,493,462,010	$76,180,765	$580,219	$5,570,222,994

Strategic Opportunities Fund
Equity Securities(b)
Belgium	$5,568,586	$—	$—	$5,568,586
Bermuda	35,591,417	—	—	35,591,417
Canada	2,403,382	—	—	2,403,382
China	26,798,521	—	—	26,798,521
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Denmark	1,848,777		—		—	1,848,777
Hong Kong	$30,387,192		$—		$44,406	$30,431,598
Indonesia	1,365,183		—		—	1,365,183
Israel	1,369,499		—		—	1,369,499
Japan	38,461,327		—		—	38,461,327
Luxembourg	1,558,000		—		—	1,558,000
Malaysia	32,135		—		—	32,135
Morocco and Antilles	7,505,829		—		—	7,505,829
Netherlands	5,919,082		—		—	5,919,082
Pakistan	5,261,685		—		—	5,261,685
Qatar	5,265,538		—		—	5,265,538
Singapore	16,687,848		—		—	16,687,848
South Korea	7,798,766		—		—	7,798,766
Switzerland	5,505,044		—		—	5,505,044
Taiwan	24,351,539		—		—	24,351,539
Thailand	—		282,659		—	282,659
United Arab Emirates	3,872,727		—		—	3,872,727
United Kingdom	9,955,270		—		—	9,955,270
United States	336,414,577		—		258,750	336,673,327
Total Equities	$573,921,924		$282,659		$303,156	$574,507,739
Closed-End Funds	400,348,578(a	)	—		—	400,348,578
Exchange Traded Funds	680,168,790(a	)	—		—	680,168,790
Preferred Stocks	9,201,365(a	)	—		—	9,201,365
Bank Loans	—		15,400,000(a	)	—	15,400,000
Corporate Bonds	—		493,277,970(a	)	—	493,277,970
Asset-Backed Securities	—		716,740,738(a	)	—	716,740,738
Non-Agency Mortgage-Backed Securities	—		531,107,191(a	)	—	531,107,191
U.S. Government Agencies	—		2,113,708,841		—	2,113,708,841
U.S. Government Securities	—		290,977,069		—	290,977,069
Cash Sweep	277,569,882		—		—	277,569,882
Securities Sold Short	(3,048,665)		—		—	(3,048,665)
Other financial instruments - Assets*
Commodity contracts	296,614		3,874,791		—	4,171,405
Equity contracts	1,192,821		95,774,109		—	96,966,930
Interest rate contracts	488,946		—		—	488,946
Foreign currency exchange contracts	—		10,035,333		—	10,035,333

Other financial instruments - Liabilities*
Commodity contracts	(2,100,666)		(682,212)		—	(2,782,878)
Equity contracts	(150,281)		(4,364,606)		—	(4,514,887)
Foreign currency exchange contracts	—		(9,223,838)		—	(9,223,838)
Total	$1,937,889,308		$4,256,908,045		$303,156	$6,195,100,509

Fixed Income Fund
Corporate Bonds	$—		$282,975,001(a	)	$—	$282,975,001
Asset-Backed Securities	—		58,918,342(a	)	—	58,918,342
Municipal Bonds	—		9,639,714(a	)	—	9,639,714
Collateralized Mortgage Obligations	—		1,629,001(a	)	—	1,629,001
U.S. Government Agencies	—		49,956,826		—	49,956,826
U.S. Government Securities	—		355,390,793		—	355,390,793
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total

Investment Company	$1,908,600	$—		$—	$1,908,600
Total	$1,908,600	$758,509,677		$—	$760,418,277

Municipal Bond Fund
Municipal Bonds	$—	$1,912,078,076(a	)	$—	$1,912,078,076
U.S. Government Securities	—	5,810,628		—	5,810,628
Investment Company	36,044,600	—		—	36,044,600
Total	$36,044,600	$1,917,888,704		$—	$1,953,933,304

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At January 31, 2017, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 2 into Level 1 in the amount of $85,875, and from Level 1 into Level 2 in the amount of $1,502,043.
(d)	The Small & Mid Cap Strategies Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended January 31, 2017. There were transfers into Level 3 of $21,188 and out of Level 3 in the amount of $221,510 for the Small & Mid Cap Strategies Fund. In addition, there were no significant purchases and sales during the period. As of January 31, 2017, the percentage of NAV was 0.01% and 0.01% for the Small & Mid Cap Strategies Fund and Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as their Level 3 assets and liabilities are generally valued using last trade price or broker quote.
(e)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between

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a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended January 31, 2017.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2017
	Derivative Assets		Derivative Liabilities
Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$641,264
Total		$—		$641,264
Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Unrealized appreciation on swap contracts	$3,874,791	Unrealized depreciation on swap contracts	$682,212
	Variation Margin	148,175
Equity Risk	Unrealized appreciation on swap contracts	15,110,259	Unrealized depreciation on swap contracts	3,438,758
	Structured option contracts, at value	80,663,850	Structured option contracts, at value	925,848
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	433,715
	Structured option contracts, at value	3,957,518	Structured option contracts, at value	4,348,334
	Unrealized appreciation on forward foreign currency exchange contracts	6,077,815	Unrealized depreciation on forward foreign currency exchange contracts	4,441,789
Total		$109,832,408		$14,270,656

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

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B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of January 31, 2017, the Small & Mid Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
U.S. Dollar	30,317,520	New Zealand Dollar	42,304,500	Citibank, N.A.	04/27/17	$(641,264)
						$(641,264)

As of January 31, 2017, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Denmark Krone	87,744,163	U.S. Dollar	12,631,011	Bank of New York Mellon Corp.	03/31/17	$143,386
United Kingdom Pound	40,459,125	U.S. Dollar	51,061,843	Bank of New York Mellon Corp.	04/28/17	(61,425)
Indian Rupee	335,800,000	U.S. Dollar	5,000,000	Barclays Bank Plc	02/17/17	(33,902)
U.S. Dollar	4,881,807	Indian Rupee	335,800,000	Barclays Bank Plc	02/17/17	(84,291)
Brazil Real	19,470,000	U.S. Dollar	6,000,000	Barclays Bank Plc	02/24/17	147,283
Chilean Unidad de Fomento	3,333,000,000	U.S. Dollar	5,000,000	Barclays Bank Plc	03/31/17	119,934
Canadian Dollar	5,601,100	U.S. Dollar	4,280,707	Barclays Bank Plc	04/28/17	27,596
Indian Rupee	338,950,000	U.S. Dollar	4,905,210	Barclays Bank Plc	04/28/17	65,958
Russian Ruble	507,710,000	U.S. Dollar	8,107,210	Barclays Bank Plc	04/28/17	165,279
U.S. Dollar	19,226,826	Euro	17,899,389	Barclays Bank Plc	04/28/17	(172,381)
United Kingdom Pound	16,132,845	U.S. Dollar	20,354,763	Barclays Bank Plc	04/28/17	(18,637)
Argentine Peso	77,250,000	U.S. Dollar	4,303,621	Barclays Bank Plc	11/15/17	(55,613)
Canadian Dollar	18,704,400	U.S. Dollar	14,011,647	Citibank, N.A.	04/28/17	375,568
Hong Kong Dollar	465,744,000	U.S. Dollar	59,750,603	Citibank, N.A.	06/12/17	332,428
U.S. Dollar	59,812,404	Hong Kong Dollar	465,744,000	Citibank, N.A.	06/12/17	(270,627)
Australian Dollar	6,879,983	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	02/28/17	214,490
Australian Dollar	6,825,547	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	02/28/17	173,232
Canadian Dollar	6,592,425	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	02/28/17	67,479
Canadian Dollar	3,985,749	U.S. Dollar	3,000,000	JPMorgan Chase Bank N.A.	02/28/17	63,774
Euro	65,000,000	U.S. Dollar	68,147,952	JPMorgan Chase Bank N.A.	02/28/17	2,086,784
Euro	36,416,943	U.S. Dollar	38,192,637	JPMorgan Chase Bank N.A.	02/28/17	1,157,122
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January 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah	137,950,000,000	U.S. Dollar	10,293,240	JPMorgan Chase Bank N.A.	02/28/17	$18,927
Mexican Peso	256,986,662	U.S. Dollar	12,330,458	JPMorgan Chase Bank N.A.	02/28/17	(52,883)
Mexican Peso	158,574,288	U.S. Dollar	7,696,454	JPMorgan Chase Bank N.A.	02/28/17	(120,545)
U.S. Dollar	5,196,245	Australian Dollar	6,879,983	JPMorgan Chase Bank N.A.	02/28/17	(18,246)
U.S. Dollar	2,987,148	Canadian Dollar	3,985,749	JPMorgan Chase Bank N.A.	02/28/17	(76,625)
U.S. Dollar	5,215,596	Euro	5,000,000	JPMorgan Chase Bank N.A.	02/28/17	(187,076)
U.S. Dollar	10,143,382	Indonesian Rupiah	137,950,000,000	JPMorgan Chase Bank N.A.	02/28/17	(168,784)
U.S. Dollar	12,473,319	Mexican Peso	256,986,662	JPMorgan Chase Bank N.A.	02/28/17	195,744
U.S. Dollar	5,000,000	Mexican Peso	107,502,785	JPMorgan Chase Bank N.A.	02/28/17	(135,961)
Indian Rupee	676,575,000	U.S. Dollar	9,862,969	JPMorgan Chase Bank N.A.	03/31/17	90,889
U.S. Dollar	40,694,899	Mexican Peso	866,129,874	JPMorgan Chase Bank N.A.	03/31/17	(488,098)
Australian Dollar	37,692,934	U.S. Dollar	28,373,808	JPMorgan Chase Bank N.A.	04/28/17	154,850
Japanese Yen	228,882,400	U.S. Dollar	2,008,283	JPMorgan Chase Bank N.A.	04/28/17	26,015
United Kingdom Pound	20,527,152	U.S. Dollar	25,890,301	JPMorgan Chase Bank N.A.	04/28/17	(14,968)
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	83,031
U.S. Dollar	59,641,952	Hong Kong Dollar	465,744,000	JPMorgan Chase Bank N.A.	06/12/17	(441,080)
Indonesian Rupiah	103,305,000,000	U.S. Dollar	7,500,000	JPMorgan Chase Bank N.A.	08/31/17	2,824
Argentine Peso	89,750,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	11/08/17	(49,792)
Argentine Peso	89,450,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	11/29/17	(110,388)
U.S. Dollar	4,506,297	Argentine Peso	89,450,000	JPMorgan Chase Bank N.A.	11/29/17	(383,315)
Argentine Peso	90,000,000	U.S. Dollar	4,953,220	JPMorgan Chase Bank N.A.	12/28/17	(93,463)
U.S. Dollar	4,466,501	Argentine Peso	90,000,000	JPMorgan Chase Bank N.A.	12/28/17	(393,256)
U.S. Dollar	6,074,995	United Kingdom Pound	4,800,000	JPMorgan Chase Bank N.A.	02/01/18	(21,010)
Euro	7,143,415	U.S. Dollar	7,500,000	UBS AG	02/28/17	218,705
U.S. Dollar	5,000,000	Euro	4,719,011	UBS AG	02/28/17	(99,054)
U.S. Dollar	5,302,610	Euro	5,000,000	UBS AG	02/28/17	(100,061)
U.S. Dollar	5,292,760	Euro	5,000,000	UBS AG	02/28/17	(109,912)
U.S. Dollar	10,000,000	Japanese Yen	1,171,359,000	UBS AG	02/28/17	(381,484)
Japanese Yen	1,142,607,000	U.S. Dollar	10,000,000	UBS AG	03/31/17	143,577
Japanese Yen	112,974,500	U.S. Dollar	1,000,000	UBS AG	03/31/17	2,940
U.S. Dollar	1,000,000	Japanese Yen	112,822,100	UBS AG	03/31/17	(1,586)
U.S. Dollar	2,000,000	Japanese Yen	226,645,800	UBS AG	03/31/17	(12,065)
U.S. Dollar	21,150,977	Japanese Yen	2,409,688,500	UBS AG	04/28/17	(266,243)
United Kingdom Pound	22,825,512	U.S. Dollar	28,791,531	UBS AG	04/28/17	(19,018)
						$1,636,026

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay

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or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption“ Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

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January 31, 2017 (Unaudited)

A summary of the Strategic Opportunities Fund’s written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2016	11,600	$2,311,191
Options written	53,025	2,951,677
Options terminated in closing purchase transactions	(2,425)	(2,244,480)
Options exercised	—	—
Options expired	(62,200)	(3,018,388)
Contracts outstanding at January 31, 2017	—	$—

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

As of October 31, 2016, the All Cap Core Fund had a short-term capital loss carryforward of $14,442,362 and a long-term capital loss carryforward of $8,613,768, the Fixed Income Fund had a long-term capital loss carryforward of $4,127,622 and the Strategic Opportunities Fund had a short-term capital loss carryforward of $122,896,935 and a long-term capital loss carryforward of $55,697,171 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2017, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

159

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	3/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	3/27/2017

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	3/27/2017

* Print the name and title of each signing officer under his or her signature.